UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-58433

BMO Funds, Inc.

(Exact name of registrant as specified in charter)

790 N. Water Street

              Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John M. Blaser

BMO Asset Management Corp.

790 N. Water Street

              Milwaukee, WI 53202

(Name and address of agent for service)

Copies to:

Michael P. O’Hare, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: August 31, 2021

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”).

BMO Funds	August 31, 2021

Annual report

Equity Funds

International & Global Funds

Fixed Income Funds

Money Market Funds

Commentaries (Unaudited)

Equity Funds:		Fixed Income Funds:
BMO Low Volatility Equity Fund	2	BMO Ultra Short Tax-Free Fund	13
BMO Dividend Income Fund	3	BMO Short Tax-Free Fund	14
BMO Large-Cap Value Fund	4	BMO Short-Term Income Fund	15
BMO Large-Cap Growth Fund	5	BMO Intermediate Tax-Free Fund	16
BMO Mid-Cap Value Fund	6	BMO Strategic Income Fund	17
BMO Mid-Cap Growth Fund	7	BMO Corporate Income Fund	18
BMO Small-Cap Value Fund	8	BMO Core Plus Bond Fund	19
BMO Small-Cap Growth Fund	9	Money Market Funds:
International and Global Funds:		BMO Government Money Market Fund	20
BMO Disciplined International Equity Fund	10	BMO Tax-Free Money Market Fund	21
BMO Pyrford International Stock Fund	11	BMO Prime Money Market Fund	22
BMO LGM Emerging Markets Equity Fund	12	Explanation of the Indices and Notes in the Commentary	23

Financial Information

Expense Example (Unaudited)			26

Schedules of Investments:

Equity Funds:		Fixed Income Funds:
BMO Low Volatility Equity Fund	29	BMO Ultra Short Tax-Free Fund	47
BMO Dividend Income Fund	30	BMO Short Tax-Free Fund	50
BMO Large-Cap Value Fund	32	BMO Short-Term Income Fund	52
BMO Large-Cap Growth Fund	34	BMO Intermediate Tax-Free Fund	56
BMO Mid-Cap Value Fund	35	BMO Strategic Income Fund	59
BMO Mid-Cap Growth Fund	37	BMO Corporate Income Fund	63
BMO Small-Cap Value Fund	38	BMO Core Plus Bond Fund	68
BMO Small Cap Growth Fund	41	Money Market Funds:
International and Global Funds:		BMO Government Money Market Fund	73
BMO Disciplined International Equity Fund	43	BMO Tax-Free Money Market Fund	75
BMO Pyrford International Stock Fund	45	BMO Prime Money Market Fund	77
BMO LGM Emerging Markets Equity Fund	46

Notes to Schedules of Investments			79
Statements of Assets and Liabilities			80
Statements of Operations			85
Statements of Changes in Net Assets			90
Financial Highlights			96
Notes to Financial Statements			106

Report of Independent Registered Public Accounting Firm			129

Directors and Officers of the Funds (Unaudited)			130

Shareholder Report Disclosure of Directors’ Approval of Continuation of Contracts (Unaudited)			132

Not FDIC Insured	No Bank Guarantee	May Lose Value

Annual Report	BMO Low Volatility Equity Fund

Average annual total returns (%)
	1-Year	5-Years	Since Inception
Advisor Class (A) NAV	18.39	9.76	9.67
Advisor Class (A) OFFER	12.49	8.63	8.9
Institutional Class (I)	18.70	10.03	11.33
Russell 1000® Index	32.25	18.24	16.11
Lipper Multi-Cap Core Funds Index	33.64	16.63	14.71

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Low Volatility Equity Fund (the Fund) returned 18.70% for the fiscal year ended August 31, 2021 versus the Russell 1000 Index and the Lipper Multi-Cap Core Funds Index, which returned 32.25 % and 33.64%, respectively.

Despite a significant number of geopolitical headlines and the ongoing pandemic, global equities delivered exceptionally positive results for the period which was initially sparked in November of last year as investors responded to encouraging news on vaccines. This news mostly supported cyclical sectors including Energy and Financials as investors gained confidence that a vaccine could lead to a full reopening of the economy, while traditionally defensive Utilities and Consumer Staples lagged. While mega-cap growth stocks led the market for most of 2020, the fourth quarter of last year was the catalyst for a notable rotation from growth to value. Riskier deep-value companies led the charge during this rotation, which also coincided with a remarkable momentum correction. More recently, equities experienced a reversal in leadership which was largely influenced by easing concerns over inflation and falling bond yields, which supported higher-risk growth companies at the expense of more reasonably priced cyclicals.

Relating the market environment back to our process, the strategy’s emphasis on lower-risk companies with strong fundamentals was a significant detractor, as higher risk, low-quality companies led during the market rally. Similarly, our emphasis on owning companies with positive or improving investor sentiment also detracted due to the momentum correction in November of last year. While our focus on company valuations added to performance, this was not enough to offset losses from owning fundamentally strong companies with positive investor sentiment.

The primary objective of the Fund is to deliver meaningful upside participation with lower downside risk in a fully invested equity portfolio. As a result, the portfolio will have a greater exposure to lower-risk stocks within the global equity universe, which was a significant detractor from the relative performance during the quarter. Sector positioning largely reflects our emphasis on risk reduction with significant weight in sectors like Consumer Staples and Utilities. An overweight to Communication Services and an underweight to Industrials added to returns. On the other hand, overweight positions to Consumer Staples and Utilities detracted.

Looking forward, we believe our portfolios are well positioned for continued alpha generation, as we see positives from each of the three components of our strategy across global equity markets, beyond just valuation. After more than a year of a massive recovery in equities led by the least profitable, lowest quality, and highest risk stocks, companies with strong profitability and high-quality profiles are now the most attractively valued than they have been since the Tech Bubble in 2000, reinforcing the potential for high returns by emphasizing fundamental strength. While valuation spreads have reverted from near all-time highs last year, spreads are still significantly wider than normal, yielding a strong positive prediction for our focus on company valuations. Meanwhile, market leadership has broadened substantially since the depths of the COVID-19 drawdown in early 2020, signaling above-average return potential for companies with positive momentum/investor sentiment.

Fund Managers; Investment Experience

Jason C. Hans, CFA; since 1999

Jay Kaufman, CFA; since 2006

Ernesto Ramos, Ph.D.; since 1988

David Rosenblat, CFA; since 2007

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BAEGX	09658W105	5/27/2014	0.90	0.90
Institutional (I)	MLVEX	09658L208	9/28/2012	0.65	0.65

The above expense ratios are from the Funds’ Prospectus dated December 29, 2020, and are inclusive of Acquired Fund Fees and Expenses. See Note 5 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2022 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	9.6
Consumer Discretionary	8.8
Consumer Staples	19.1
Energy	0.7
Financials	5.4
Healthcare	20.1
Industrials	6.2
Information Technology	7.6
Materials	1.5
Real Estate	3.9
Utilities	15.0
Other Assets & Liabilities, Net	2.1
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2021 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2011 to August 31, 2021.

Annual Report	BMO Dividend Income Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Advisor Class (A) NAV	38.95	13.41	11.05	11.05
Advisor Class (A) OFFER	32.00	12.25	10.27	10.27
Institutional Class (I)	39.23	13.70	—	12.99
Russell 1000® Value Index	36.44	11.68	13.03	12.91
Standard & Poor’s 500® Index	31.17	18.02	16.41	16.41
Lipper Equity Income Funds Index	30.57	12.26	12.22	12.22

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Dividend Income Fund (the Fund) returned 39.23% for the fiscal year ended August 31, 2021 versus the Russell 1000® Value Index, the Standard & Poor’s 500® Index and the Lipper Equity Income Funds Index, which returned 36.44%, 31.17% and 30.57%, respectively.

Despite a significant number of geopolitical headlines and the ongoing pandemic, U.S. equities delivered exceptionally positive results for the period which was initially sparked in November of last year as investors responded to encouraging news on vaccines. This news mostly supported cyclical sectors including Energy and Financials as investors gained confidence that a vaccine could lead to a full reopening of the economy, while traditionally defensive Utilities and Consumer Staples lagged. While mega-cap growth stocks led the market for most of 2020, the fourth quarter of last year was the catalyst for a notable rotation from growth to value. Riskier deep-value companies led the charge during this rotation, which also coincided with a remarkable momentum correction. More recently, equities experienced a reversal in leadership which was largely influenced by easing concerns over inflation and falling bond yields, which supported higher-risk growth companies at the expense of more reasonably priced cyclicals.

The Fund’s performance was aided by our sector allocation as we were overweight sectors like Industrials and Financials, while we were underweight Consumer Discretionary and Consumer Staples. Investors focused on sectors that would benefit from automation, infrastructure spending, and a return to work. Likewise, the recovery in interest rates and the benign credit environment boosted the performance of Financials stocks. Meanwhile, stay-at-home beneficiaries in the Consumer Staples Sector underperformed as they faced tough comparisons and rising costs.

The Fund benefited from strong stock selection within the Financials and Information Technology sectors. Morgan Stanley (2.5% of the Fund, 104.6% return) and Goldman Sachs (2.7% of the Fund, 105.4% return) benefited from a very strong Investment Banking environment. Broadcom (2.9% of the Fund, 48.0% return) benefitted from strong performance in their mobile and data center businesses. Investors have been attracted to the company’s cash flow generation and healthy capital return growth.

Looking forward, we believe our portfolios are well positioned for continued alpha generation, as we see positives from each of the three components of our strategy across global equity markets, beyond just valuation. After more than a year of a massive recovery in equities led by the least profitable, lowest quality, and highest risk stocks, companies with strong profitability and high-quality profiles are now the most attractively valued than they have been since the Tech Bubble in 2000, reinforcing the potential for high returns by emphasizing fundamental strength. While valuation spreads have reverted from near all-time highs last year, spreads are still significantly wider than normal, yielding a strong positive prediction for our focus on company valuations. Meanwhile, market leadership has broadened substantially since the depths of the COVID-19 drawdown in early 2020, signaling above-average return potential for companies with positive momentum/investor sentiment.

Fund Managers; Investment Experience

Kenneth M. Conrad, Ph.D., CFA; since 2000

Casey J. Sambs, CFA; since 2004

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BADIX	09658W204	5/27/2014	1.01	0.90
Institutional (I)	MDIVX	09658L604	12/29/2011	0.76	0.65

The above expense ratios are from the Funds’ Prospectus dated December 29, 2020 and are inclusive of Acquired Fund Fees and Expenses. See Note 5 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2022 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	6.3
Consumer Discretionary	8.6
Consumer Staples	4.9
Energy	4.5
Financials	15.4
Healthcare	11.3
Industrials	10.9
Information Technology	23.3
Materials	4.4
Real Estate	4.2
Utilities	4.7
Other Assets & Liabilities, Net	1.5
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2021 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2011 to August 31, 2021.

Annual Report	BMO Large-Cap Value Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Advisor Class (A) NAV	42.53	11.92	—	9.51
Advisor Class (A) OFFER	35.41	10.79	—	8.74
Institutional Class (I)	42.93	12.20	12.79	8.05
Retirement Class (R-6)	43.05	12.35	—	11.53
Russell 1000® Value Index	36.44	11.68	13.03	13.03
Lipper Multi-Cap Value Funds Index	42.66	11.11	11.97	11.97

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Large Cap Value Fund (the Fund) returned 42.93 % for the fiscal year ended August 31, 2021 versus the Russell 1000 Value Index and the Lipper Multi-Cap Value Funds Index, which returned 36.44% and 42.66%, respectively.

Despite a significant number of geopolitical headlines and the ongoing pandemic, U.S. equities delivered exceptionally positive results for the period which was initially sparked in November of last year as investors responded to encouraging news on vaccines. This news mostly supported cyclical sectors including Energy and Financials as investors gained confidence that a vaccine could lead to a full reopening of the economy, while traditionally defensive Utilities and Consumer Staples lagged. While mega-cap growth stocks led the market for most of 2020, the fourth quarter of last year was the catalyst for a notable rotation from growth to value. Riskier deep-value companies led the charge during this rotation, which also coincided with a remarkable momentum correction. More recently, equities experienced a reversal in leadership which was largely influenced by easing concerns over inflation and falling bond yields, which supported higher-risk growth companies at the expense of more reasonably priced cyclicals.

Relating the market environment back to our process, the strategy’s emphasis on companies with attractive valuations was a significant contributor to performance, as more reasonably priced securities led during the market’s rally following the effects of “Pfizer Monday” in November.

The Fund outperformed the Russell 1000® Value Index for the period. Both sector allocation and stock selection were positive for the period. The Fund’s overweight position in Financials and underweight position in Utilities added to performance, while an underweight position in Energy and an overweight position in Health Care detracted from performance. Stock selection was strongest in Financials and Communication Services and weakest in Health Care and Consumer Staples.

Looking forward, we believe our portfolios are well positioned for continued alpha generation, as we see positives from each of the three components of our strategy across global equity markets, beyond just valuation. After more than a year of a massive recovery in equities led by the least profitable, lowest quality, and highest risk stocks, companies with strong profitability and high-quality profiles are now the most attractively valued than they have been since the Tech Bubble in 2000, reinforcing the potential for high returns by emphasizing fundamental strength. While Valuation spreads have reverted from near all-time highs last year, spreads are still significantly wider than normal, yielding a strong positive prediction for our focus on company valuations. Meanwhile, market leadership has broadened substantially since the depths of the COVID-19 drawdown in early 2020, signaling above-average return potential for companies with positive momentum/investor sentiment.

Fund Managers; Investment Experience

J.P. Gurnee, CFA; since 2014

Jason C. Hans, CFA; since 1999

Ernesto Ramos, Ph.D.; since 1988

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BALVX	09658W303	5/27/2014	0.85	0.79
Institutional (I)	MLVIX	09658L844	1/31/2008	0.60	0.54
Retirement (R-6)	BLCRX	09658W568	12/28/2015	0.45	0.39

The above expense ratios are from the Funds’ Prospectus dated December 29, 2020 and are inclusive of Acquired Fund Fees and Expenses. See Note 5 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2022 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	7.9
Consumer Discretionary	8.4
Consumer Staples	6.9
Energy	2.2
Financials	20.9
Healthcare	15.3
Industrials	12.2
Information Technology	11.1
Materials	2.8
Real Estate	5.9
Utilities	4.5
Other Assets & Liabilities, Net	1.9
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2021 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class and Retirement R-6 shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Investor Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2011 to August 31, 2021.

Annual Report	BMO Large-Cap Growth Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Investor Class (Y)	32.70	21.37	18.39	9.59
Advisor Class (A) NAV	32.70	21.38	—	17.65
Advisor Class (A) OFFER	26.06	20.13	—	16.83
Institutional Class (I)	33.03	21.69	18.69	13.55
Retirement Class (R-6)	33.19	21.88	—	20.07
Russell 1000® Growth Index	28.53	24.35	19.45	19.45
Lipper Multi-Cap Growth Funds Index	30.93	22.84	17.77	17.77

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Large Cap Growth Fund (the Fund) returned 33.03 % for the fiscal year ended August 31, 2021 versus the Russell 1000 Growth Index and the Lipper Multi-Cap Growth Funds Index, which returned 28.53% and 30.93%, respectively.

Despite a significant number of geopolitical headlines and the ongoing pandemic, U.S. equities delivered exceptionally positive results for the period which was initially sparked in November of last year as investors responded to encouraging news on vaccines. This news mostly supported cyclical sectors including Energy and Financials as investors gained confidence that a vaccine could lead to a full reopening of the economy, while traditionally defensive Utilities and Consumer Staples lagged. While mega-cap growth stocks led the market for most of 2020, the fourth quarter of last year was the catalyst for a notable rotation from growth to value. Riskier deep-value companies led the charge during this rotation, which also coincided with a remarkable momentum correction. More recently, equities experienced a reversal in leadership which was largely influenced by easing concerns over inflation and falling bond yields, which supported higher-risk growth companies at the expense of more reasonably priced cyclicals.

Relating the market environment back to our process, the strategy’s emphasis on companies with attractive valuations was a significant contributor to performance, as more reasonably priced securities led during the market’s rally following the effects of “Pfizer Monday” in November.

The Fund outperformed the Russell 1000® Growth Index for the period. Both sector allocation and stock selection were positive for the period. The Fund’s underweight position in Consumer Staples and underweight position in Consumer Discretionary added to performance, while an overweight position in Industrials and an overweight position in Materials detracted from performance. Stock selection was strongest in Information Technology and Industrials and weakest in Health Care and Utilities.

Looking forward, we believe our portfolios are well positioned for continued alpha generation, as we see positives from each of the three components of our strategy across global equity markets, beyond just valuation. After more than a year of a massive recovery in equities led by the least profitable, lowest quality, and highest risk stocks, companies with strong profitability and high-quality profiles are now the most attractively valued than they have been since the Tech Bubble in 2000, reinforcing the potential for high returns by emphasizing fundamental strength. While Valuation spreads have reverted from near all-time highs last year, spreads are still significantly wider than normal, yielding a strong positive prediction for our focus on company valuations. Meanwhile, market leadership has broadened substantially since the depths of the COVID-19 drawdown in early 2020, signaling above-average return potential for companies with positive momentum/investor sentiment.

Fund Managers; Investment Experience

J.P. Gurnee, CFA; since 2014

Jason C. Hans, CFA; since 1999

Ernesto Ramos, Ph.D.; since 1988

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MASTX	09658L745	11/20/1992	0.83	0.79
Advisor (A)	BALGX	09658W402	5/27/2014	0.83	0.79
Institutional (I)	MLCIX	09658L752	1/31/2008	0.58	0.54
Retirement (R-6)	BLGRX	09658W576	12/28/2015	0.43	0.39

The above expense ratios are from the Funds’ Prospectus dated December 29, 2020 and are inclusive of Acquired Fund Fees and Expenses. See Note 5 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2022 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	12.8
Consumer Discretionary	17.4
Consumer Staples	2.6
Financials	3.1
Healthcare	12.0
Industrials	7.5
Information Technology	42.4
Materials	0.6
Real Estate	0.7
Other Assets & Liabilities, Net	0.9
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2021 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Investor Class shares of the Fund. Performance for the Institutional Class, Advisor Class and Retirement R-6 shares will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Investor Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2011 to August 31, 2021.

Annual Report	BMO Mid-Cap Value Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Advisor Class (A) NAV	56.18	10.18	—	8.31
Advisor Class (A) OFFER	48.33	9.05	—	7.56
Institutional Class (I)	56.51	10.44	11.95	9.00
Retirement Class (R-6)	56.90	10.63	—	8.75
Russell Midcap® Value Index	44.50	11.52	13.26	13.26
Lipper Mid-Cap Value Funds Index	50.24	10.48	11.95	11.95

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Mid Cap Value Fund (the Fund) returned 56.51% for the fiscal year ended August 31, 2021 versus the Russell Mid Cap Value Index and the Lipper Mid Cap Value Index, which returned 44.50% and 50.24%, respectively.

Despite a significant number of geopolitical headlines and the ongoing pandemic, U.S. equities delivered exceptionally positive results for the period which was initially sparked in November of last year as investors responded to encouraging news on vaccines. This news mostly supported cyclical sectors including Energy and Financials as investors gained confidence that a vaccine could lead to a full reopening of the economy, while traditionally defensive Utilities and Consumer Staples lagged. While mega-cap growth stocks led the market for most of 2020, the fourth quarter of last year was the catalyst for a notable rotation from growth to value. Riskier deep-value companies led the charge during this rotation, which also coincided with a remarkable momentum correction. More recently, equities experienced a reversal in leadership which was largely influenced by easing concerns over inflation and falling bond yields, which supported higher-risk growth companies at the expense of more reasonably priced cyclicals.

Relating the market environment back to our process, the strategy’s emphasis on companies with attractive valuations was a significant contributor to performance, as more reasonably priced securities led during the market’s rally following the effects of “Pfizer Monday” in November.

The Fund outperformed the Russell Midcap® Value Index for the period. Both sector allocation and stock selection were positive for the period. The Fund’s underweight position in Utilities and overweight position in Financials added to performance, while an overweight position in Consumer Staples and an overweight position in Health Care detracted from performance. Stock selection was strongest in Industrials and Financials and weakest in Consumer Discretionary and Consumer Staples.

Looking forward, we believe our portfolios are well positioned for continued alpha generation, as we see positives from each of the three components of our strategy across global equity markets, beyond just valuation. After more than a year of a massive recovery in equities led by the least profitable, lowest quality, and highest risk stocks, companies with strong profitability and high-quality profiles are now the most attractively valued than they have been since the Tech Bubble in 2000, reinforcing the potential for high returns by emphasizing fundamental strength. While valuation spreads have reverted from near all-time highs last year, spreads are still significantly wider than normal, yielding a strong positive prediction for our focus on company valuations. Meanwhile, market leadership has broadened substantially since the depths of the COVID-19 drawdown in early 2020, signaling above-average return potential for companies with positive momentum/investor sentiment.

Fund Managers; Investment Experience

J.P. Gurnee, CFA; since 2014

Thomas Lettenberger, CFA; Since 1994

Ernesto Ramos, Ph.D.; since 1988

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BAMCX	09658W501	5/27/2014	1.30	1.24
Institutional (I)	MRVIX	09658L711	1/31/2008	1.05	0.99
Retirement (R-6)	BMVGX	09658V438	5/27/2014	0.90	0.84

The above expense ratios are from the Funds’ Prospectus dated December 29, 2020 and are inclusive of Acquired Fund Fees and Expenses. See Note 5 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2022 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	3.1
Consumer Discretionary	13.4
Consumer Staples	2.8
Energy	2.9
Financials	15.7
Healthcare	7.5
Industrials	18.3
Information Technology	12.2
Materials	8.2
Real Estate	8.8
Utilities	5.4
Other Assets & Liabilities, Net	1.7
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2021 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class and Retirement R-6 shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Investor Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2011 to August 31, 2021.

Annual Report	BMO Mid-Cap Growth Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Advisor Class (A) NAV	39.18	19.42	—	12.56
Advisor Class (A) OFFER	32.24	18.20	—	11.77
Institutional Class (I)	39.47	19.73	14.25	11.16
Russell Midcap® Growth Index	35.17	20.44	16.88	16.88
Lipper Mid-Cap Growth Funds Index	31.58	20.52	15.95	15.95

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Mid Cap Growth Fund (the Fund) returned 39.47% for the fiscal year ended August 31, 2021 versus the Russell Mid Cap Growth Index and the Lipper Mid Cap Growth Index, which returned 35.17% and 31.58%, respectively.

Despite a significant number of geopolitical headlines and the ongoing pandemic, U.S. equities delivered exceptionally positive results for the period which was initially sparked in November of last year as investors responded to encouraging news on vaccines. This news mostly supported cyclical sectors including Energy and Financials as investors gained confidence that a vaccine could lead to a full reopening of the economy, while traditionally defensive Utilities and Consumer Staples lagged. While mega-cap growth stocks led the market for most of 2020, the fourth quarter of last year was the catalyst for a notable rotation from growth to value. Riskier deep-value companies led the charge during this rotation, which also coincided with a remarkable momentum correction. More recently, equities experienced a reversal in leadership which was largely influenced by easing concerns over inflation and falling bond yields, which supported higher-risk growth companies at the expense of more reasonably priced cyclicals.

Relating the market environment back to our process, the strategy’s emphasis on companies with attractive valuations was a significant contributor to performance, as more reasonably priced securities led during the market’s rally following the effects of “Pfizer Monday” in November.

The Fund outperformed the Russell Midcap® Growth Index for the period. Both sector allocation and stock selection were positive for the period. The Fund’s underweight position in Consumer Staples and underweight position in Materials added to performance, while an underweight position in Communication Services and an overweight position in Real Estate detracted from performance. Stock selection was strongest in Information Technology and Industrials and weakest in Health Care and Communication Services.

Looking forward, we believe our portfolios are well positioned for continued alpha generation, as we see positives from each of the three components of our strategy across global equity markets, beyond just valuation. After more than a year of a massive recovery in equities led by the least profitable, lowest quality, and highest risk stocks, companies with strong profitability and high-quality profiles are now the most attractively valued than they have been since the Tech Bubble in 2000, reinforcing the potential for high returns by emphasizing fundamental strength. While Valuation spreads have reverted from near all-time highs last year, spreads are still significantly wider than normal, yielding a strong positive prediction for our focus on company valuations. Meanwhile, market leadership has broadened substantially since the depths of the COVID-19 drawdown in early 2020, signaling above-average return potential for companies with positive momentum/investor sentiment.

Fund Managers; Investment Experience

J.P. Gurnee, CFA; since 2014

Thomas Lettenberger, CFA; Since 1994

Ernesto Ramos, Ph.D.; since 1988

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BGMAX	09658W600	5/27/2014	1.34	1.24
Institutional (I)	MRMIX	09658L737	1/31/2008	1.09	0.99
Retirement (R-6)	BMGGX	09658V412	5/27/2014	0.94	0.84

The above expense ratios are from the Funds’ Prospectus dated December 29, 2020, and are inclusive of Acquired Fund Fees and Expenses. See Note 5 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2022 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	5.0
Consumer Discretionary	11.4
Consumer Staples	1.5
Financials	3.9
Healthcare	19.1
Industrials	14.2
Information Technology	41.4
Real Estate	2.4
Other Assets & Liabilities, Net	1.1
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2021 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class and Retirement R-6 shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Investor Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2011 to August 31, 2021.

Annual Report	BMO Small-Cap Value Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Advisor Class (A) NAV	55.33	9.81		7.31
Advisor Class (A) OFFER	47.59	8.68		6.55
Institutional Class (I)	55.66	10.10	11.39	10.01
Retirement Class (R-6)	55.93	10.29		7.76
Russell 2000® Value Index	59.49	11.66	12.14	12.14
Lipper Small-Cap Core Funds Index	50.80	13.41	12.74	12.74

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Small Cap Value Fund (the Fund) returned 55.66% for the fiscal year ended August 31, 2021 versus the Russell 2000 Value Index and the Lipper Small- Cap Core Funds Index, which returned 59.49% and 50.80%, respectively.

Despite a significant number of geopolitical headlines and the ongoing pandemic, U.S. equities delivered exceptionally positive results for the period which was initially sparked in November of last year as investors responded to encouraging news on vaccines. This news mostly supported cyclical sectors including Energy and Financials as investors gained confidence that a vaccine could lead to a full reopening of the economy, while traditionally defensive Utilities and Consumer Staples lagged. While mega-cap growth stocks led the market for most of 2020, the fourth quarter of last year was the catalyst for a notable rotation from growth to value. Riskier deep-value companies led the charge during this rotation, which also coincided with a remarkable momentum correction. More recently, equities experienced a reversal in leadership which was largely influenced by easing concerns over inflation and falling bond yields, which supported higher-risk growth companies at the expense of more reasonably priced cyclicals.

Relating the market environment back to our process, the strategy’s emphasis on companies with strong fundamentals was a significant detractor, as higher risk, low-quality companies led during the market rally. Similarly, our emphasis on owning companies with positive or improving investor sentiment also detracted due to the momentum correction in November of last year. While our focus on company valuations added to performance, this was not enough to offset losses from owning fundamentally strong companies with positive investor sentiment.

The Fund underperformed the Russell 2000® Value Index for the period. Sector allocation was positive for the period while stock selection was negative. The Fund’s underweight positions in Utilities and Health Care added to performance, while an underweight position in Communication Services and an overweight position in Industrials detracted from performance. Stock selection was strongest in Financials and Health Care and weakest in consumer discretionary and real estate.

Looking forward, we believe our portfolios are well positioned for continued alpha generation, as we see positives from each of the three components of our strategy across global equity markets, beyond just valuation. After more than a year of a massive recovery in equities led by the least profitable, lowest quality, and highest risk stocks, companies with strong profitability and high-quality profiles are now the most attractively valued than they have been since the Tech Bubble in 2000, reinforcing the potential for high returns by emphasizing fundamental strength. While Valuation spreads have reverted from near all-time highs last year, spreads are still significantly wider than normal, yielding a strong positive prediction for our focus on company valuations. Meanwhile, market leadership has broadened substantially since the depths of the COVID-19 drawdown in early 2020, signaling above-average return potential for companies with positive momentum/investor sentiment.

Fund Managers; Investment Experience

Thomas Lettenberger, CFA; Since 1994

Ernesto Ramos, Ph.D.; since 1988

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BACVX	09658W709	5/27/2014	1.49	1.24
Institutional (I)	MRSNX	09658L596	2/28/2011	1.24	0.99
Retirement (R-6)	BSVGX	09658V388	5/27/2014	1.09	0.84

The above expense ratios are from the Funds’ Prospectus dated December 29, 2020, and are inclusive of Acquired Fund Fees and Expenses. See Note 5 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2022 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	3.0
Consumer Discretionary	10.1
Consumer Staples	1.3
Energy	4.8
Financials	25.7
Healthcare	11.1
Industrials	17.7
Information Technology	8.1
Materials	4.6
Real Estate	10.1
Utilities	2.5
Other Assets & Liabilities, Net	1.0
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2021 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class and Retirement R-6 shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2011 to August 31, 2021.

Annual Report	BMO Small-Cap Growth Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Advisor Class (A) NAV	44.85			15.20
Advisor Class (A) OFFER	37.57			13.81
Institutional Class (I)	45.27	15.34	12.51	10.53
Russell 2000® Growth Index	35.61	16.58	14.78	14.78
Lipper Small-Cap Growth Funds Index	37.68	19.83	15.81	15.81

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Small Cap Growth Fund (the Fund) returned 45.27% for the fiscal year ended August 31, 2021 versus the Russell 2000 Growth Index and the Lipper Small Cap Growth Index, which returned 35.61% and 37.68%, respectively.

Despite a significant number of geopolitical headlines and the ongoing pandemic, U.S. equities delivered exceptionally positive results for the period which was initially sparked in November of last year as investors responded to encouraging news on vaccines. This news mostly supported cyclical sectors including Energy and Financials as investors gained confidence that a vaccine could lead to a full reopening of the economy, while traditionally defensive Utilities and Consumer Staples lagged. While mega-cap growth stocks led the market for most of 2020, the fourth quarter of last year was the catalyst for a notable rotation from growth to value. Riskier deep-value companies led the charge during this rotation, which also coincided with a remarkable momentum correction. More recently, equities experienced a reversal in leadership which was largely influenced by easing concerns over inflation and falling bond yields, which supported higher-risk growth companies at the expense of more reasonably priced cyclicals.

Relating the market environment back to our process, the strategy’s emphasis on companies with attractive valuations was a significant contributor to performance, as more reasonably priced securities led during the market’s rally following the effects of “Pfizer Monday” in November.

The Fund outperformed the Russell 2000® Growth Index for the period. Both sector allocation and stock selection were positive for the period. The Fund’s overweight positions in Energy and Industrials added to performance, while an underweight position in Consumer Staples and an overweight position in Materials detracted from performance. Stock selection was strongest in consumer discretionary and Information Technology and weakest in Industrials and Financials.

Looking forward, we believe our portfolios are well positioned for continued alpha generation, as we see positives from each of the three components of our strategy across global equity markets, beyond just valuation. After more than a year of a massive recovery in equities led by the least profitable, lowest quality, and highest risk stocks, companies with strong profitability and high-quality profiles are now the most attractively valued than they have been since the Tech Bubble in 2000, reinforcing the potential for high returns by emphasizing fundamental strength. While Valuation spreads have reverted from near all-time highs last year, spreads are still significantly wider than normal, yielding a strong positive prediction for our focus on company valuations. Meanwhile, market leadership has broadened substantially since the depths of the COVID-19 drawdown in early 2020, signaling above-average return potential for companies with positive momentum/investor sentiment.

Fund Managers; Investment Experience

Thomas Lettenberger, CFA; Since 1994

Ernesto Ramos, Ph.D.; since 1988

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BSLAX	09658V339	5/31/2017	1.34	1.24
Institutional (I)	MSGIX	09658L620	1/31/2008	1.09	0.99

The above expense ratios are from the Funds’ Prospectus dated December 29, 2020, and are inclusive of Acquired Fund Fees and Expenses. See Note 5 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2022 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	2.2
Consumer Discretionary	14.4
Consumer Staples	2.3
Energy	1.5
Financials	1.8
Healthcare	30.7
Industrials	16.1
Information Technology	24.2
Materials	3.1
Real Estate	2.3
Other Assets & Liabilities, Net	1.4
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2021 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2011 to August 31, 2021.

Annual Report	BMO Disciplined International Equity Fund

Average annual total returns (%)
	1-Year	5-Year	Since Inception
Advisor Class (A) NAV	25.87	7.21	5.22
Advisor Class (A) OFFER	19.59	6.13	4.32
Institutional Class (I)	26.03	7.49	5.48
Morgan Stanley Capital International Europe, Australasia, Far East Index	26.12	9.72	8.30
Lipper International Multi-Cap Core Funds Index	26.92	9.20	11.18

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Disciplined International Equity Fund (the Fund) returned 26.03% for the fiscal year ended August 31, 2021 versus the MSCI EAFE Index and the Lipper International Multi-Cap Core Funds Index, which returned 26.12% and 26.92%, respectively.

Despite a significant number of geopolitical headlines and the ongoing pandemic, global equities delivered exceptionally positive results for the period which was initially sparked in November of last year as investors responded to encouraging news on vaccines. This news mostly supported cyclical sectors including Energy and Financials as investors gained confidence that a vaccine could lead to a full reopening of the economy, while traditionally defensive Utilities and Consumer Staples lagged. While mega-cap growth stocks led the market for most of 2020, the fourth quarter of last year was the catalyst for a notable rotation from growth to value. Riskier deep-value companies led the charge during this rotation, which also coincided with a remarkable momentum correction. More recently, equities experienced a reversal in leadership which was largely influenced by easing concerns over inflation and falling bond yields, which supported higher-risk growth companies at the expense of more reasonably priced cyclicals.

Relating the market environment back to our process, the strategy’s emphasis on companies with strong fundamentals was a significant detractor, as higher risk, low-quality companies led during the market rally. Similarly, our emphasis on owning companies with positive or improving investor sentiment also detracted due to the momentum correction in November of last year. While our focus on company valuations added to performance, this was not enough to offset losses from owning fundamentally strong companies with positive investor sentiment.

The Fund underperformed the MSCI EAFE Index for the period. Sector allocation was negative for the period while stock selection was positive. The Fund’s overweight positions in Information Technology and added to performance, while overweight positions in Health Care and Utilities detracted from performance. Stock selection was strongest in Industrials and Information Technology and weakest in Materials and Consumer Staples.

Looking forward, we believe our portfolios are well positioned for continued alpha generation, as we see positives from each of the three components of our strategy across global equity markets, beyond just valuation. After more than a year of a massive recovery in equities led by the least profitable, lowest quality, and highest risk stocks, companies with strong profitability and high-quality profiles are now the most attractively valued than they have been since the Tech Bubble in 2000, reinforcing the potential for high returns by emphasizing fundamental strength. While Valuation spreads have reverted from near all-time highs last year, spreads are still significantly wider than normal, yielding a strong positive prediction for our focus on company valuations. Meanwhile, market leadership has broadened substantially since the depths of the COVID-19 drawdown in early 2020, signaling above-average return potential for companies with positive momentum/investor sentiment.

Fund Managers; Investment Experience

Jay Kaufman, CFA; since 2006

David Rosenblatt, CFA; since 2007

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BDAQX	09658W667	9/17/2015	1.43	1.15
Institutional (I)	BDIQX	09658W659	9/17/2015	1.18	0.90

The above expense ratios are from the Funds’ Prospectus dated December 29, 2020 and are inclusive of Acquired Fund Fees and Expenses. See Note 5 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2022 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	2.5
Consumer Discretionary	12.7
Consumer Staples	6.9
Energy	0.7
Financials	16.2
Healthcare	14.5
Industrials	15.6
Information Technology	13.7
Materials	8.6
Real Estate	2.0
Utilities	4.6
Other Assets & Liabilities, Net	2.0
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2021 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2011 to August 31, 2021.

Annual Report	BMO Pyrford International Stock Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Advisor Class (A) NAV	16.83	6.91		4.03
Advisor Class (A) OFFER	11.01	5.82		3.30
Institutional Class (I)	17.18	7.20		7.00
Retirement Class (R-6)	17.31	7.37		4.46
Morgan Stanley Capital International Europe, Australasia, Far East Index	26.12	9.72	8.21	8.21
Lipper International Multi-Cap Core Funds Index	26.92	9.20	8.02	8.02

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Pyrford International Stock Fund (the Fund) returned 17.18% for the fiscal year ended August 31, 2021 versus the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East Index (EAFE) and the Lipper International Multi-Cap Core Funds Index, which returned 26.12% and 26.92%, respectively.

Market performance of the last year has been dominated by low quality cyclicals coming to the fore as part of the reopening trade. Sectors worse hit by lockdown restrictions rebounded (luxury goods, hospitality, travel, hotels, banks, energy) with these sectors dominating the 1-year index return. Our underperformance is best explained by looking at our sector positioning. Sector positioning is a residual of the opportunities we find at the country level.

As a value and quality focused manager, we are broadly underweight these reopening sectors given they either trade at elevated valuations (luxury goods) or there is not the earnings quality we demand (travel stocks, banks). Our underweight to banks was a key detractor. Banks are undoubtably cheap; however, asset quality remains poor and profitability depressed given yields at the long end are negative in many markets. We have managed through previous periods where low quality cyclicals, such as banks, have performed strongly. In our experience, these periods are short lived given banks require a steeper yielder curve which has not materialized.

We are overweight Energy which added to performance, invested in producers at the low end of the cost curve. Given the strong performance of Energy over the period, we have taken down our overweight slightly.

Given elevated valuation, expectations for further upside mainly resides in continued earnings growth. High household savings, robust fiscal stimulus, and optimism on economies fully reopening support the view that earnings will remain healthy in 2021 and 2022. However, much of this earnings growth seems priced into U.S. valuations, less so outside the U.S. given the delay in rolling out vaccine programs. Overvaluation is always corrected. This trend could start tomorrow or it could take years since the normal rules of valuation have been suspended by the ‘gaming’ of the system by the central banks. Bubbles, of all kinds, are inevitable when interest rates are set at zero.

Investment Adviser:

BMO Asset Management Corp.

Sub-adviser:

Pyrford International Ltd.

Fund Managers; Investment Experience

Tony Cousins, CFA; since 1985

Daniel McDonagh, CFA; since 1997

Paul Simons, CFA; since 1996

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BPIAX	09658W840	5/27/2014	1.20	1.19
Institutional (I)	MISNX	09658L513	12/29/2011	0.95	0.94
Retirement (R-6)	BISGX	09658V362	5/27/2014	0.80	0.79

The above expense ratios are from the Funds’ Prospectus dated December 29, 2020 and are inclusive of Acquired Fund Fees and Expenses. See Note 5 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2022 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	11.3
Consumer Discretionary	3.8
Consumer Staples	14.8
Energy	5.2
Financials	12.2
Healthcare	11.5
Industrials	21.8
Information Technology	6.6
Materials	5.3
Utilities	4.0
Other Assets & Liabilities, Net	3.5
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2021 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class and Retirement R-6 shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2011 to August 31, 2021.

Annual Report	BMO LGM Emerging Markets Equity Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Advisor Class (A) NAV	20.56	6.96		5.41
Advisor Class (A) OFFER	14.54	5.86		4.67
Institutional Class (I)	20.85	7.24	4.54	8.38
Morgan Stanley Capital International Emerging Markets Index	21.12	10.40	4.85	4.85
Lipper Emerging Markets Funds Index	24.30	11.00	5.50	5.50

*	Cumulative for periods less than one year. Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO LGM Emerging Markets Equity Fund (the Fund) returned 20.85% for the fiscal year ended August 31, 2021 versus the Morgan Stanley Capital International Emerging Markets Index and the Lipper Emerging Markets Funds Index, which returned 21.12% and 24.30%, respectively.

COVID has continued to play a very significant role in 2021, where outbreaks in different countries have required various levels of containment measurements. In April, India saw a major outbreak with peak daily cases of over 410k while Indonesia has struggled in the past number of weeks to reduce infection rates. Thailand (so reliant on tourism) more recently has seen case loads shoot up. Even in places where containment has been successful throughout the pandemic (Taiwan and Korea) have seen outbreaks which required swift action. All of this tells us that we are far from the end of the COVID pandemic and the impacts it can have on share prices and economic activity.

China has been the main story of 2021. Surprise at regulatory interventions in China created a much weaker tone, particularly in July. Thus far, we have seen interventions in the internet sector (monopoly power, cyber security, data and privacy), food delivery (labor conditions), property management (excessive charging), on-line gaming (child protection) and education & tutoring (social imbalances). The last of these interventions was notably chilling, with the Chinese Communist Party (CCP) effectively banning foreign capital and forcing the incumbent operators to adopt a “not-for-profit” model. Leading listed names like Tal Education and New Oriental Education saw their share prices collapse 70-75% during the month (the portfolio has not had direct exposure to education-related names).

Security selections in China/Hong Kong added to relative value, though given the volatility, some portfolio holdings were also among the chief stock level detractors in the period. Elsewhere, exposures in India positively contributed to relative returns where positions in IT Service companies were notable. Positioning in Taiwan and Korea, where the portfolio is underweight for both, detracted most from an allocation perspective given Taiwan and Korea continued to be among the strongest performing markets in the period.

Anta Sports was the top contributor to performance. Anta is a leading sports apparel producer in China. Anta continued to deliver strong sales and earnings numbers, building traction with its multi-brand strategy in China and benefiting from the adoption of healthier lifestyle choices across China. Improving health outcomes has been a strategic goal of the central government, well before the outbreak of COVID. Exercise will play a key role in this strategy and Anta is well positioned with its leading brands to benefit.

IT Service company Infosys in India was a top contributor in the period. The company is a multinational IT firm providing business consulting, information technology and outsourcing services. Given the digital transformation witnessed in the past 18 months due to COVID and the widespread move to working from home, demand for reliable, experienced, resourced and innovative service providers increased dramatically.

As noted, Chinese names were prominent among the top and bottom contributors at a stock level. Yili was the largest detractor in the period. It is the largest Dairy producer in China (and by that fact in the world). Consumption of dairy remains low across China and Yili has a significant opportunity in this sense.

Investment Adviser:

BMO Asset Management Corp.

Sub-adviser:

LGM Investments Limited

Fund Managers; Investment Experience

Irina Hunter; since 1994

Rishikesh Patel; since 2003

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BAEMX	09658W824	5/27/2014	1.51	1.40
Institutional (I)	MIEMX	09658L489	12/22/2008	1.26	1.15

The above expense ratios are from the Funds’ Prospectus dated December 29, 2020 and are inclusive of Acquired Fund Fees and Expenses. See Note 5 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2022 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Communication Services	9.5
Consumer Discretionary	6.6
Consumer Staples	23.5
Energy	3.2
Financials	22.1
Healthcare	6.6
Industrials	2.1
Information Technology	22.3
Utilities	1.5
Other Assets & Liabilities, Net	2.6
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2021 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2011 to August 31, 2021.

Annual Report	BMO Ultra Short Tax-Free Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Advisor Class (A) NAV	0.59	1.00	—	0.81
Advisor Class (A) OFFER	(1.46)	0.59	—	0.53
Institutional Class (I)	0.85	1.26	1.10	1.22
Blended Index (50% Bloomberg Barclays 1 Year Municipal Bond Index and 50% iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index)	0.32	0.98	0.68	0.68
Lipper Short Municipal Debt Funds Index	0.97	1.30	1.13	1.13

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Ultra Short-Tax-Free Fund (the Fund) returned 0.85% for the fiscal year ended August 31, 2021 versus the blended (50% Bloomberg Barclays 1 Year Muni Bond Index and 50% iMoneyNet Money Fund Tax Free National Retail) Index and the Lipper Short Municipal Debt Funds Index, which returned 0.32% and 0.97%, respectively.

The fiscal year started with the U.S. in a budding recovery from the pandemic-fueled selloff of spring 2020, with municipal bonds performing solidly amid a background of unprecedented monetary and fiscal stimulus in addition to limited new issuance and historically strong industry inflows. This recovery accelerated over the course of the fiscal year as COVID-19 vaccines launched and the economy got back to a new, post-pandemic level of normalcy. Fortunately, with many able to live and work remotely, economic activity did not grind to a halt as investors had initially feared. Many state and local governments ended the fiscal year in stronger shape than they started, as tax receipts rose in most non-tourism reliant geographies and direct state and local aid as part of the March 2021 American Rescue Plan flowed in. The economic recovery remains uneven, however, as COVID is still with us and likely will remain so in the future.

Municipal bond returns ended the fiscal year up 3.40% for the trailing one-year period (Bloomberg Barclays Municipal Bond Index). While there has been talk at the Federal Reserve about a potential tapering of its current bond buying program, the timing remains uncertain and, even once a taper starts, short rates are likely to remain low into next year.

The Fund was conservatively positioned for the fiscal year, having maintained overall credit quality through the pandemic as well as a slightly shorter duration relative to the benchmark in anticipation of higher rates as the economic recovery continued. Security selection was additive across maturities, especially due to the Fund’s state government obligation, hospital, and transportation exposures. The Fund has maintained a shorter duration relative to the benchmark as rising inflation has the potential to steepen the municipal bond yield curve.

Fund Managers; Investment Experience

Thomas Byron; since 1981

Brian Sipich, CFA; since 1998

Robert Wimmel; since 1992

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor	BAUSX	09658W790	5/27/2014	0.63	0.55
Institutional	MUISX	09658L539	9/30/2009	0.38	0.30

The above expense ratios are from the Funds’ Prospectus dated December 29, 2020 and are inclusive of Acquired Fund Fees and Expenses. See Note 5 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2022 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Municipal Issuance/Industry Type
Issuance/Industry	Fund (%)
General Obligation — 18.0%
School District	1.3
State or Local	16.7
Revenue Bonds — 75.7%
Appropriation	13.2
Education	6.3
General Revenue	1.6
Health Care	7.8
Housing	4.4
Industrial Revenue	5.0
Power	8.8
Special Tax	9.7
Transportation	8.6
Water & Sewer	10.3
Other Assets & Liabilities, Net	6.3
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2021 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2011 to August 31, 2021.

Annual Report	BMO Short Tax-Free Fund

Average annual total returns (%)
	1-Year	5-Years	Since Inception
Advisor Class (A) NAV	1.43	1.59	1.58
Advisor Class (A) OFFER	(0.60)	1.18	1.29
Institutional Class (I)	1.58	1.74	1.88
Bloomberg Barclays Short (1-5 Year) Municipal Index	1.09	1.80	1.62
Lipper Short Municipal Debt Funds Index	0.97	1.30	1.06

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Short Tax-Free Fund (the Fund) returned 1.58% for the fiscal year ended August 31, 2021 versus the Bloomberg Barclays Muni Short 1-5 Year Index and the Lipper Short Municipal Debt Funds Index, which returned 1.09% and 0.97%, respectively.

The fiscal year started with the U.S. in a budding recovery from the pandemic-fueled selloff of spring 2020, with municipal bonds performing solidly amid a background of unprecedented monetary and fiscal stimulus in addition to limited new issuance and historically strong industry inflows. This recovery accelerated over the course of the fiscal year as COVID-19 vaccines launched and the economy got back to a new, post-pandemic level of normalcy. Fortunately, with many able to live and work remotely, economic activity did not grind to a halt as investors had initially feared. Many state and local governments ended the fiscal year in stronger shape than they started, as tax receipts rose in most non-tourism reliant geographies and direct state and local aid as part of the March 2021 American Rescue Plan flowed in. The economic recovery remains uneven, however, as COVID is still with us and likely will remain so in the future.

Municipal bond returns ended the fiscal year up 3.40% for the trailing one-year period (Bloomberg Barclays Municipal Bond Index). While there has been talk at the Federal Reserve (the Fed) about a potential tapering of its current bond buying program, the timing remains uncertain and, even once a taper starts, short rates are likely to remain low into next year.

The Fund largely maintained its positioning through the cycle, including an overweight of the lower investment grade credit tiers relative to the benchmark as well as a preference for bonds in historically higher income sectors such as Health Care and Transportation. With the pace of economic activity accelerating over the course of the fiscal year and potentially higher inflation readings, the Fund’s duration was shorter than its benchmark for the entirety of the period, as it is our belief that inflation is likely to lead to some upward pressure on longer term interest rates. The Fund’s security selection was a positive contributor across most sectors, notably among hospital, transportation, and lower investment grade state government obligation bonds.

Looking ahead, we believe maintaining credit exposure (both the Fed and Congress have de-risked credit in the near term, in our opinion) and a slightly shorter duration relative to the benchmark will reward shareholders, as the Fed, despite talk of a taper, is likely to remain accommodative for the foreseeable future, although rising inflation readings may put some upward pressure on longer term interest rates.

Fund Managers; Investment Experience

Thomas Byron; since 1981

Brian Sipich, CFA; since 1998

Robert Wimmel; since 1992

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BAUSX	09658W782	5/27/2014	0.74	0.55
Institutional (I)	MUISX	09658L646	11/29/2012	0.49	0.40

The above expense ratios are from the Funds’ Prospectus dated December 29, 2020 and are inclusive of Acquired Fund Fees and Expenses. See Note 5 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2022 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Municipal Issuance/Industry Type
Issuance/Industry	Fund (%)
General Obligation — 16.6%
School District	3.2
State or Local	13.4
Revenue Bonds — 81.5%
Appropriation	22.2
Education	3.2
Health Care	20.8
Housing	1.9
Industrial Revenue	3.0
Power	5.9
Special Tax	8.0
Tobacco	3.3
Transportation	8.7
Water & Sewer	4.5
Other Assets & Liabilities, Net	1.9
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2021 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2011 to August 31, 2021.

Annual Report	BMO Short-Term Income Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Advisor Class (A) NAV	0.62	2.00	—	1.71
Advisor Class (A) OFFER	(1.34)	1.60	—	1.43
Institutional Class (I)	0.88	2.26	2.08	2.82
Lipper Short Investment-Grade Debt Funds Index	1.81	2.47	2.07	2.07
Bank of America Merrill Lynch 1-3 Year U.S. Government/Corporate Index	0.46	1.96	1.50	1.50

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Short-Term Income Fund (the Fund) returned 0.88% for the fiscal year ended August 31, 2021 versus the Bank of America Merrill Lynch 1-3 Year U.S. Government/Corporate Index and the Lipper Short Investment-Grade Debt Funds Index, which returned 0.46% and 1.81%, respectively.

The economic impact of the COVID pandemic was felt throughout the marketplace over the course of the last twelve months. The “COVID-effect” was seen in rising inflation, fluctuating employment, continued Federal Reserve (the Fed) stimulus and persistent low yields. The depth of the economic disruption as well as a contentious election cycle contributed to investor unease in late 2020. After coming through some renewed lockdowns late in 2020, a strong vaccination push in early-2021 led to a reduction in restrictions and the gradual reopening of large population centers, which led to accelerated growth in the economy.

The Fed kept its benchmark interest rate unchanged at a range of 0-0.25% at each of its meetings in the past year. In the spring, the Fed took measures to provide some relief against the risk of negative interest rates by increasing the interest it pays on excess reserves by 0.05%. After Congress passed multiple, large dollar stimulus bills to support the economy, concern amongst some Fed members, as well as market participants, began to set in about the potential lasting impact of inflation; which Fed Chair Powell continued to label as “largely transitory in nature”. Additionally, although the Fed has continued its program of $120b/month in asset purchases, calls to begin tapering the monthly buys have grown, gaining momentum in the last 3 months.

Regarding Fund attribution, sector selection/allocation was the dominant factor affecting performance. An overweight exposure to the spread sectors (Corporate, Commercial Mortgage Backed, and Asset-Backed), as compared to the benchmark index, was largely additive as high demand and spread tightening resulted in outperformance. While overall new issuance in the credit market has been robust, a reduced issuance and light dealer inventory in the 2-4-year space also helped contribute to tighter spreads. Relative performance was marginally negative due to duration and curve position, while security selection was modestly positive with many out of index securities adding to overall outperformance versus the index.

Despite the general acceptance that interest rates will remain subdued for the near term, projections for the front-end, fixed income markets will be dynamic and subject to fluctuations. With the belief that demand will remain strong, we will continue to favor an overweight, but tempered, bias to the spread sectors, particularly in corporate and securitized issues, while immediate access to liquidity will remain a focal point.

Fund Managers; Investment Experience

Boyd R. Eager; since 1997

Don McConnell; since 1995

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BTMAX	09658W774	5/27/2014	0.70	0.60
Institutional (I)	MSIFX	09658L570	5/31/2007	0.45	0.35

The above expense ratios are from the Funds’ Prospectus dated December 29, 2020 and are inclusive of Acquired Fund Fees and Expenses. See Note 5 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2022 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Asset-Backed Securities	16.9
Collateralized Mortgage Obligations	5.5
Commercial Mortgage Securities	2.0
Corporate Bonds & Notes	57.3
U.S. Government & U.S. Government Agency Obligations	15.3
U.S. Government Agency-Mortgage Securities	2.2
Other Assets & Liabilities, Net	0.8
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2021 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2011 to August 31, 2021.

Annual Report	BMO Intermediate Tax-Free Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Investor Class (Y)	4.09	2.82	3.56	4.29
Advisor Class (A) NAV	4.09	2.82	—	3.23
Advisor Class (A) OFFER	0.42	2.09	—	2.73
Institutional Class (I)	4.25	3.06	3.77	4.11
Bloomberg Barclays 1-15 Year Blend Municipal Bond Index	2.53	2.90	3.33	3.33
Lipper Intermediate Municipal Debt Funds Index	3.40	2.83	3.27	3.27

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Intermediate Tax-Free Fund (the Fund) returned 4.25% for the fiscal year ended August 31, 2021 versus the Bloomberg Barclays 1-15 Year Muni Blend Index and the Lipper Intermediate Municipal Debt Funds Index, which returned 2.53% and 3.40%, respectively.

The fiscal year started with the U.S. in a budding recovery from the pandemic-fueled selloff of spring 2020, with municipal bonds performing solidly amid a background of unprecedented monetary and fiscal stimulus in addition to limited new issuance and historically strong industry inflows. This recovery accelerated over the course of the fiscal year as COVID-19 vaccines launched and the economy got back to a new, post-pandemic level of normalcy. Fortunately, with many able to live and work remotely, economic activity did not grind to a halt as investors had initially feared. Many state and local governments ended the fiscal year in stronger shape than they started, as tax receipts rose in most non-tourism reliant geographies and direct state and local aid as part of the March 2021 American Rescue Plan flowed in. The economic recovery remains uneven, however, as COVID is still with us and likely will remain so in the future.

Municipal bond returns ended the fiscal year up 3.40% for the trailing one-year period (Bloomberg Barclays Municipal Bond Index). While there has been talk at the Federal Reserve (the Fed) about a potential tapering of its current bond buying program, the timing remains uncertain, and even once a taper starts, short rates are likely to remain low into next year.

The Fund largely maintained its positioning through the cycle, including an overweight of the lower investment grade credit tiers relative to the benchmark as well as a preference for bonds in historically higher income sectors such as Health Care and Transportation. With the pace of economic activity accelerating over the course of the fiscal year, the Fund’s duration was slightly shorter than its benchmark for most of the period, as it is our belief that inflation is likely to lead to some upward pressure on longer term interest rates. The Fund’s maintenance of a portfolio barbell with and long end exposure, coupled with the overweight of lower investment grade credits relative to the benchmark, contributed to strong absolute and relative performance.

Looking ahead, we believe maintaining credit exposure (both the Fed and Congress have de-risked credit in the near term, in our opinion) and a slightly shorter duration relative to the benchmark will reward shareholders, as the Fed, despite talk of a taper, is likely to remain accommodative for the foreseeable future and rising inflation readings may put some upward pressure on longer term interest rates.

Fund Managers; Investment Experience

Thomas Byron; since 1981

Brian Sipich, CFA; since 1998

Robert Wimmel; since 1992

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MITFX	09658L760	2/01/1994	0.56	0.54
Advisor (A)	BITAX	09658W766	5/27/2014	0.56	0.54
Institutional (I)	MIITX	09658L778	12/27/2010	0.31	0.31

The above expense ratios are from the Funds’ Prospectus dated December 29, 2020, and are inclusive of Acquired Fund Fees and Expenses. See Note 5 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2022 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Municipal Issuance/Industry Type
Issuance/Industry	Fund (%)
General Obligation — 16.8%
School District	6.5
State or Local	10.3
Revenue Bonds — 76.8%
Appropriation	18.9
Education	7.0
General Revenue	0.3
Health Care	16.8
Housing	3.4
Industrial Revenue	1.5
Power	3.4
Special Tax	5.6
Student Loan	0.2
Tobacco	1.3
Transportation	12.6
Water & Sewer	5.8
Other Assets & Liabilities, Net	6.4
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2021 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Investor Class shares of the Fund. Performance for the Advisor Class and Institutional Class shares will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Investor Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2011 to August 31, 2021.

Annual Report	BMO Strategic Income Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Investor Class (Y)	7.67	5.49	3.99	5.11
Advisor Class (A) NAV	7.67	5.49	—	4.79
Advisor Class (A) OFFER	3.92	4.74	—	4.27
Institutional Class (I)	7.94	5.75	4.25	5.07
Bloomberg Barclays U.S. Aggregate Bond Index*	(0.08)	3.11	3.18	3.18
Lipper Multi-Sector Funds Index	7.12	4.80	4.68	4.68

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Strategic Income Fund (the Fund) returned 7.94% for the fiscal year ended August 31, 2021 versus the Bloomberg Barclays U.S. Aggregate Bond Index and the Lipper Multi-Sector Income Funds Index, which returned -0.08% and 7.12%, respectively.

The Fund delivered strong absolute returns and outperformed its benchmark and peer group in the period. The Fund’s significant yield advantage versus the benchmark contributed additional income during the period, increasing overall returns. Sector allocations to investment grade credit (+495 basis points of excess return) and emerging market debt (+579 bps) added to returns. High yield securities (+1080 bps) greatly outperformed investment grade, credit securities. Overweight positioning in Commercial Mortgage Backed Securities (CMBS +300 bps) was favorable.

Individual security selection was a positive factor for performance in the period; in particular, selection within the Energy, Airlines and Basic Industry sectors added to returns, while selection within the CMBS, Utility, and Pharmaceuticals sectors detracted from returns.

Yield curve management was a positive factor for performance as the Fund had below benchmark duration during the period as interest rates rose from 0.71% at the end of August 2020 to 1.31% at the end of August 2021.

With unprecedented monetary policy last year, the Federal Reserve (the Fed) necessarily put itself at the center of the conversation regarding the direction of the economy and markets. It is easier though for the Fed to announce the policy than to rescind it and recent statements from the Fed show just how cautious the Fed is being. Having been through the taper experience once, markets are less likely to react to the same degree as in 2013. Nonetheless, the Fed is showing its concern for a potential reaction in how gently they are messaging the eventuality of tapering, even to the extent or reminding market participants that tapering is not the same as tightening. Though there has been softening of some economic data, growth prospects, unemployment data, corporate profits, and other metrics continue to show an economy that can withstand the Fed moving from ultra-accommodative to merely very accommodative. The Fed-induced liquidity has no doubt been a benefit to markets, but with the Fed not withdrawing liquidity near-term, markets are likely to remain supported and the challenge of valuations may persist. Recent modest widening of non-governmental sectors has been favorable in this regard, but we still view selection by sub-sector and security as key in uncovering value in this environment.

Fund Managers; Investment Experience

Scott M. Kimball, CFA; since 2004

Frank J. Reda, CMT; since 2001

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MRGIX	09658L810	12/13/1992	1.01	0.80
Advisor (A)	BMTAX	09658W758	5/27/2014	1.01	0.80
Institutional (I)	MGIIX	09658L828	5/31/2007	0.76	0.55

The above expense ratios are from the Funds’ Prospectus dated December 29, 2020, and are inclusive of Acquired Fund Fees and Expenses. See Note 5 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2022 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Asset-Backed Securities	0.1
Collateralized Mortgage Obligations	8.5
Commercial Mortgage Securities	7.3
Corporate Bonds & Notes	74.5
U.S. Government Agency-Mortgage Securities	0.8
Other Assets & Liabilities, Net	8.8
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2021 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Investor Class and Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2011 to August 31, 2021.

Annual Report	BMO Corporate Income Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Investor Class (Y)	3.93	5.25	5.63	7.39
Advisor Class (A) NAV	3.93	5.26	—	5.00
Advisor Class (A) OFFER	0.28	4.50	—	4.49
Institutional Class (I)	4.20	5.44	5.79	7.57
Bloomberg Barclays U.S. Credit Index	2.26	4.54	4.74	4.74
Lipper Corporate Debt Funds BBB-Rated Index	3.63	4.59	4.97	4.97

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Corporate Income Fund (the Fund) returned 4.20% for the fiscal year ended August 31, 2021 versus the Bloomberg Barclays U.S. Credit Index and the Lipper Corporate Debt Funds BBB-Rated Index, which returned 2.26% and 3.63%, respectively.

The Fund delivered strong absolute returns and outperformed its benchmark and peer group in the period. Sector and quality selection were the largest contributors to positive returns. The Fund’s overweight allocation to lower quality investment grade securities (+685 basis points of excess return) and allocation to corporate high yield (+1080 bps) added greatly to returns. Within credit, overweight allocation to Industrials (+595 bps) and underweight allocation to non-corporates (+271 bps) was favorable.

Individual security selection was a positive factor for performance in the period; in particular, selection within the Energy, Insurance and Diversified Financials sectors added to returns, while selection within Communications and Utilities sectors detracted from returns.

Yield curve management was a negative factor for performance as the Fund was modestly above benchmark duration during the period as interest rates rose from 0.71% at the end of August 2020 to 1.31% at the end of August 2021.

With unprecedented monetary policy last year, the Federal Reserve (the Fed) necessarily put itself at the center of the conversation regarding the direction of the economy and markets. It is easier though for the Fed to announce the policy than to rescind it and recent statements from the Fed show just how cautious the Fed is being. Having been through the taper experience once, markets are less likely to react to the same degree as in 2013. Nonetheless, the Fed is showing its concern for a potential reaction in how gently they are messaging the eventuality of tapering, even to the extent or reminding market participants that tapering is not the same as tightening. Though there has been softening of some economic data, growth prospects, unemployment data, corporate profits, and other metrics continue to show an economy that can withstand the Fed moving from ultra-accommodative to merely very accommodative. The Fed-induced liquidity has no doubt been a benefit to markets, but with the Fed not withdrawing liquidity near-term, markets are likely to remain supported and the challenge of valuations may persist. Recent modest widening of non-governmental sectors has been favorable in this regard, but we still view selection by sub-sector and security as key in uncovering value in this environment.

Investment Adviser:

BMO Asset Management Corp.

Fund Managers; Investment Experience

Scott M. Kimball, CFA; since 2004

Frank J. Reda, CMT; since 2001

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MCIYX	09658L851	12/22/2008	0.66	0.59
Advisor (A)	BATIX	09658W733	5/27/2014	0.66	0.59
Institutional (I)	MCIIX	09658L869	12/22/2008	0.41	0.41

The above expense ratios are from the Funds’ Prospectus dated December 29, 2020, and are inclusive of Acquired Fund Fees and Expenses. See Note 5 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2022 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Corporate Bonds & Notes	94.8
Other Assets & Liabilities, Net	5.2
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2021 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Investor Class and Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2011 to August 31, 2021.

Annual Report	BMO Core Plus Bond Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years	Since Inception
Investor Class (Y)	1.91	3.64	4.15	5.39
Advisor Class (A) NAV	1.91	3.65	—	3.58
Advisor Class (A) OFFER	(1.65)	2.91	—	3.07
Institutional Class (I)	2.16	3.89	4.39	5.64
Bloomberg Barclays U.S. Aggregate Bond Index	(0.08)	3.11	3.18	3.18
Lipper Core Plus Bond Funds Index	2.52	3.97	4.03	4.03

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The BMO Core Plus Bond Fund (the Fund) returned 2.16% for the fiscal year ended August 31, 2021 versus the Bloomberg Barclays U.S. Aggregate Bond Index and the Lipper Core Plus Bond Funds Index, which returned -0.08% and 2.52%, respectively.

The Fund delivered positive absolute returns and outperformed its benchmark in the period. Sector and quality selection were the largest contributors to positive returns. The Fund was overweight credit, which outperformed duration-matched Treasuries by 495 basis points as credit spreads compressed during the period. Within credit, the Fund’s overweight allocation to lower quality investment grade securities (+685 basis points of excess return) and allocation to corporate high yield (+1080 bps) added greatly to returns.

Individual security selection was a positive factor for performance in the period; in particular, selection within the Energy, Commercial Mortgage Backed Securities, and Diversified Financials sectors added to returns, while selection within Tobacco and Pharmaceuticals sectors detracted from returns.

Yield curve management was a negative factor for performance as the Fund was modestly above benchmark duration during the period as interest rates rose from 0.71% at the end of August 2020 to 1.31% at the end of August 2021.

With unprecedented monetary policy last year, the Federal Reserve (the Fed) necessarily put itself at the center of the conversation regarding the direction of the economy and markets. It is easier though for the Fed to announce the policy than to rescind it and recent statements from the Fed show just how cautious the Fed is being. Having been through the taper experience once, markets are less likely to react to the same degree as in 2013. Nonetheless, the Fed is showing its concern for a potential reaction in how gently they are messaging the eventuality of tapering, even to the extent or reminding market participants that tapering is not the same as tightening. Though there has been softening of some economic data, growth prospects, unemployment data, corporate profits, and other metrics continue to show an economy that can withstand the Fed moving from ultra-accommodative to merely very accommodative. The Fed-induced liquidity has no doubt been a benefit to markets, but with the Fed not withdrawing liquidity near-term, markets are likely to remain supported and the challenge of valuations may persist. Recent modest widening of non-governmental sectors has been favorable in this regard, but we still view selection by sub-sector and security as key in uncovering value in this environment.

Investment Adviser:

BMO Asset Management Corp.

Fund Managers; Investment Experience

Scott M. Kimball, CFA; since 2004

Frank J. Reda, CMT; since 2001

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MCYBX	09658L877	12/22/2008	0.56	0.56
Advisor (A)	BATCX	09658W725	5/27/2014	0.56	0.56
Institutional (I)	MCBIX	09658L885	2/22/2008	0.31	0.31

The above expense ratios are from the Funds’ Prospectus dated December 29, 2020, and are inclusive of Acquired Fund Fees and Expenses. See Note 5 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2022 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Collateralized Mortgage Obligations	4.0
Commercial Mortgage Securities	6.2
Corporate Bonds & Notes	48.0
U.S. Government & U.S. Government Agency Obligations	18.0
U.S. Government Agency-Mortgage Securities	21.6
Other Assets & Liabilities, Net	2.2
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2021 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Investor Class and Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2011 to August 31, 2021.

Annual Report	BMO Government Money Market Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years
Investor Class (Y)	0.01	0.78	0.39
Premier Class	0.01	0.95	0.49
iMoneyNet, Inc. Government Money Market Index	0.08	0.82	0.42
Lipper U.S. Government Money Market Funds Index	0.03	0.75	0.38

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Commentary

The BMO Government Money Market Fund (the Fund) returned 0.01% for the fiscal year-ended August 31, 2021 versus the iMoneyNet, Inc. Government Money Market Index and the Lipper U.S. Government Money Market Funds Index, which returned 0.08% and 0.03%, respectively.

The economic impact of the COVID pandemic was felt throughout the marketplace over the course of the last twelve months. The “COVID-effect” was seen in rising inflation, fluctuating employment, continued Fed stimulus and persistent low yields. The depth of the economic disruption as well as a contentious election cycle contributed to investor unease in late 2020. After coming through some renewed lockdowns late in 2020, a strong vaccination push in early-2021 led to a reduction in restrictions and the gradual reopening of large population centers, which led to accelerated growth in the economy.

The Federal Reserve (the Fed) kept its benchmark interest rate unchanged at a range of 0 – 0.25% at each of its meetings in the past year. In the spring, the Fed took measures to provide some relief against the risk of negative interest rates by increasing the interest it pays on excess reserves (IOER) by 0.05%. After Congress passed multiple, large dollar stimulus bills to support the economy, concern amongst some Fed members, as well as market participants, began to set in about the potential lasting impact of inflation; which Fed Chair Powell continued to label as “largely transitory in nature”. Additionally, although the Fed has continued its program of $120b/month in asset purchases, calls to begin tapering the monthly buys have grown, gaining momentum in the last 3 months.

Driven by a significant reduction in the issuance of U.S. Treasury Bills, spurred by the looming debt ceiling, as well as an ever-increasing amount of cash flowing into the market, yields remained near historic lows, particularly in maturities under thirteen months.

With no expectation of a near-term interest rate increase, longer-dated, fixed-rate purchases kept the Fund’s Weighted Average Maturity (WAM) relatively stable and helped support the yield. The increasing amount of cash coming into the market drove spreads on SOFR-based floaters to prohibitively tight levels, especially in 2021. The resulting reduction in exposure to longer-dated floating rate issues led to declines in the Fund’s Weighted Average Life (WAL).

A strategic focus on retaining high levels of liquidity using government collateralized, overnight repurchase agreements and short-dated U.S. Agency securities, is expected to continue.

Fund Managers; Investment Experience

Robert Stapleton; 2010

Boyd R. Eager; since 1997

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MGYXX	09658L786	5/17/2004	0.51	0.46
Premier	MGNXX	09658L794	5/28/2004	0.26	0.21

The above expense ratios are from the Funds’ Prospectus dated December 29, 2020, and are inclusive of Acquired Fund Fees and Expenses. See Note 5 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2022 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Mutual Funds	6.2
Repurchase Agreements	39.2
U.S. Government & U.S. Government Agency Obligations	41.7
U.S. Treasury Bills	12.9
Other Assets & Liabilities, Net	0.0
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2021 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Premier Class shares of the Fund. Performance for the Investor Class shares will vary from the performance of the Premier Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Premier Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2011 to August 31, 2021.

Annual Report	BMO Tax-Free Money Market Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years
Investor Class (Y)	0.01	0.61	0.32
Premier Class	0.02	0.81	0.47
iMoneyNet, Inc. Fund Report/Tax-Free National Retail Index	0.12	0.61	0.31
Lipper Tax-Exempt Money Market Funds Index	0.03	0.66	0.34

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Commentary

The BMO Tax-Free Money Market Fund (the Fund) returned 0.02% for the fiscal year ended August 31, 2021 versus the iMoneyNet Money Fund Report/Tax-Free National Index and the Lipper Tax-Exempt Money Market Index, which returned 0.12% and 0.03%, respectively.

The fiscal year started with the U.S. in a budding recovery from the pandemic-fueled selloff of Spring 2020, with municipal bonds performing solidly amid a background of unprecedented monetary and fiscal stimulus in addition to limited new issuance and historically strong industry inflows. This recovery accelerated over the course of the fiscal year as COVID-19 vaccines launched and the economy got back to a new, post-pandemic level of normalcy. Fortunately, with many able to live and work remotely, economic activity did not grind to a halt as investors had initially feared. Many state and local governments ended the fiscal year in stronger shape than they started, as tax receipts rose in most non-tourism reliant geographies and direct state and local aid as part of the March 2021 American Rescue Plan flowed in. The economic recovery remains uneven, however, as COVID is still with us and likely will remain so in the future.

Municipal bond returns ended the fiscal year up 3.40% for the trailing one-year period (Bloomberg Barclays Municipal Bond Index). While there has been talk at the Federal Reserve about a potential tapering of its current bond buying program, the timing remains uncertain, and even once a taper starts, short rates are likely to remain low into next year.

The Fund ended the fiscal year with a shorter duration than its peers and invested opportunistically in fixed rate bonds. Floating rate exposure increased over the course of the fiscal year.

Fund Managers; Investment Experience

Thomas Byron; since 1981

Brian Sipich, CFA; since 1998

Robert Wimmel; since 1992

Michael Montgomery; since 2012

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MTFXX	09658L547	9/22/2004	0.56	0.45
Premier	MFIXX	09658L554	6/29/2005	0.31	0.20

The above expense ratios are from the Funds’ Prospectus dated December 29, 2020, and are inclusive of Acquired Fund Fees and Expenses. See Note 5 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2022 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Municipal Issuance/Industry Type
Issuance/Industry	Fund (%)
General Obligation — 13.2%
State or Local	13.2
Revenue Bonds — 82.2%
Appropriation	12.1
Education	15.3
General Revenue	2.8
Health Care	16.6
Housing	5.2
Industrial Revenue	4.3
Power	0.5
Special Tax	13.9
Transportation	8.1
Water & Sewer	3.4
Other Assets & Liabilities, Net	4.6
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2021 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Premier Class shares of the Fund. Performance for the Investor Class shares will vary from the performance of the Premier Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Premier Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2011 to August 31, 2021.

Annual Report	BMO Prime Money Market Fund

Average annual total returns (%)
	1-Year	5-Years	10-Years
Investor Class (Y)	0.02	0.91	0.46
Premier Class	0.02	1.10	0.60
iMoneyNet, Inc. Money Fund Report Averages	0.10	0.87	0.45
Lipper Money Market Instrument Funds Index	0.02	0.94	0.48

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Commentary

The BMO Prime Money Market Fund (the Fund) returned 0.02% for the fiscal year-ended August 31, 2021 versus the iMoneyNet, Inc. Money Fund Report and the Lipper Money Market Instrument Funds Index, which returned 0.10% and 0.02%, respectively.

The economic impact of the COVID pandemic was felt throughout the marketplace over the course of the last twelve months. The “COVID-effect” was seen in rising inflation, fluctuating employment, continued Federal Reserve (the Fed) stimulus and persistent low yields. The depth of the economic disruption as well as a contentious election cycle contributed to investor unease in late 2020. After coming through some renewed lockdowns late in 2020, a strong vaccination push in early-2021 led to a reduction in restrictions and the gradual reopening of large population centers, which led to accelerated growth in the economy.

The Fed kept its benchmark interest rate unchanged at a range of 0-0.25% at each of its meetings in the past year. In the Spring, the Fed took measures to provide some relief against the risk of negative interest rates by increasing the interest it pays on excess reserves by 0.05%. After Congress passed multiple, large dollar stimulus bills to support the economy, concern amongst some Fed members, as well as market participants, began to set in about the potential lasting impact of inflation; which Fed Chair Powell continued to label as “largely transitory in nature”. Additionally, although the Fed has continued its program of $120b/month in asset purchases, calls to begin tapering the monthly buys have grown, gaining momentum in the last 3 months.

Driven by a significant reduction in the issuance of U.S. Treasury Bills, spurred by the looming debt ceiling, as well as an ever-increasing amount of cash flowing into the market, yields remained near historic lows, particularly in maturities under thirteen months.

With no expectation of a near-term interest rate increase, longer-dated, fixed-rate purchases kept the Fund’s Weighted Average Maturity (WAM) relatively stable and helped support the yield. A reduction in exposure to longer-dated floating rate issues led to declines in the Fund’s Weighted Average Life (WAL). As the issuance of LIBOR based floating rate securities fell, any targeted buying of floating rate issues focused on those securities benchmarked off the SOFR index.

Moving forward, a strategic focus on fixed and floating rate, asset-backed commercial paper (ABCP) and select certificates of deposit (CD’s) will aid in providing high levels of liquidity and assist in achieving higher yields.

Fund Managers; Investment Experience

Robert Stapleton; since 2010

Boyd R. Eager; since 1997

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	BYFXX	09658V354	11/23/1992	0.51	0.46
Premier	BPFXX	09658V347	4/03/2000	0.26	0.21

The above expense ratios are from the Funds’ Prospectus dated December 29, 2020, and are inclusive of Acquired Fund Fees and Expenses. See Note 5 in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2022 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

Portfolio sector allocation
Sector	Fund (%)
Certificates of Deposit	10.0
Commercial Paper	68.5
Mutual Funds	6.5
Repurchase Agreements	15.0
Other Assets & Liabilities, Net	0.0
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2021 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Premier Class shares of the Fund. Performance for the Investor Class shares will vary from the performance of the Premier Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Premier Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2011 to August 31, 2021.

Explanation of the Indices and Notes in the Commentary

The views expressed in the commentary are as of August 31, 2021 and are those of the Funds’ investment adviser and/or portfolio manager(s). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of the Funds or any individual security, industry, market sector or the markets generally. Statements involving predictions, assessments, analyses or outlook for individual securities, industries, market sectors and/or markets involve risks and uncertainties. In addition to the general risks described for the Funds in their current Prospectuses, other factors bearing on these commentaries include the accuracy of the investment adviser’s or portfolio manager’s forecasts and predictions and the appropriateness of the investment programs designed by the investment adviser or portfolio managers to implement their strategies efficiently and effectively. Any one, or more, of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of a Fund to differ materially as compared to benchmarks associated with that Fund. The line graphs and tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The gross and net expense ratios are based on expenses incurred by a Fund as disclosed in the Funds’ Prospectus dated December 29,2020. Each Fund’s performance assumes the reinvestment of all dividends and distributions. Performance returns for all benchmark comparisons assume dividends and distributions were reinvested for the entire period. All indices are unmanaged and are not available for direct investment.

Fund/Benchmark Comparison per Fund		Explanation
Low Volatility Equity Fund	Russell 1000® Index	The Russell 1000® Index consists of approximately 1,000 of the largest companies in the U.S. equity markets.(4)
	Lipper Multi-Cap Core Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Dividend Income Fund	Russell 1000® Value Index	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.(4)
	Standard & Poor’S 500® Index	The S&P 500® is an unmanaged index of large-cap common stocks.
	Lipper Equity Income Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Large-Cap Value Fund	Russell 1000® Value Index	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.(4)
	Lipper Multi-Cap Value Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Large-Cap Growth Fund	Russell 1000® Growth Index	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.(4)
	Lipper Multi-Cap Growth Funds	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Mid-Cap Value Fund	Russell Midcap® Value Index	This index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index.(4)
	Lipper Mid-Cap Value Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Mid-Cap Growth Fund	Russell Midcap® Growth Index	This index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.(4)
	Lipper Mid-Cap Growth Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Small-Cap Value Fund(1)	Russell 2000® Value Index	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.(4)
	Lipper Small-Cap Core Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Small-Cap Growth Fund(1)	Russell 2000® Growth Index	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.(4)
	Lipper Small-Cap Growth Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Disciplined International Equity Fund(3)	Morgan Stanley Capital International Europe, Australasia, Far East Index	The MSCI Europe, Australasia and Far East Index is a standard unmanaged foreign securities index representing major non-U.S. stock markets, as monitored by Morgan Stanley Capital International.(4)
	Lipper International Multi-Cap Core Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)

Explanation of the Indices and Notes in the Commentary (continued)

Fund/Benchmark Comparison per Fund		Explanation
Pyrford International Stock Fund(3)	Morgan Stanley Capital International Europe, Australasia, Far East Index	The MSCI Europe, Australasia and Far East Index is a standard unmanaged foreign securities index representing major non-U.S. stock markets, as monitored by Morgan Stanley Capital International.(4)
	Lipper International Multi-Cap Core Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
LGM Emerging Markets Equity Fund(3)	Morgan Stanley Capital International Emerging Markets Index	The MSCI Emerging Markets Index is a market capitalization weighted index comprised of over 800 companies representative of the market structure of the emerging countries in Europe, Latin America, Africa, Middle East and Asia, as monitored by Morgan Stanley Capital International.(4)
	Lipper Emerging Markets Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Ultra Short Tax-Free Fund(2)(6)	Blended Index (50% Bloomberg Barclays 1 Year Municipal Bond Index And 50% Imoneynet, Inc. Money Market Fund Tax-Free National Retail Index)	The blended index consists of 50% Bloomberg Barclays 1 Year Municipal Bond Index and 50% iMoneyNet Money Market Fund Tax-Free National Retail Index. The Bloomberg Barclays 1 Year Municipal Bond Index is the 1 year component of the Bloomberg Barclays Capital Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. The iMoneyNet Money Market Fund Tax-Free National Retail Index is an average of money funds with investment objectives similar to that of the Fund.(4)
	Lipper Short Municipal Debt Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Short Tax-Free Fund(2)(6)	Bloomberg Barclays Short (1-5 Year) Municipal Index	The Bloomberg Barclays Short (1-5 Year) Municipal Index includes invetment-grade tax-exempt bonds that are issued by state and local governments and have maturities of 1 to 5 years.(4)
	Lipper Short Municipal Debt Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Short-Term Income Fund(6)	Bank of America Merrill Lynch 1-3 Year U.S. Government/ Corporate Index	This is an index tracking short-term U.S. government and corporate securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith.(4)
	Lipper Short Investment-Grade Debt Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Intermediate Tax-Free Fund(2) (6)	Bloomberg Barclays 1-15 Year Blend Municipal Bond Index	This index is the 1-15 year Blend component of the Bloomberg Barclays Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa and a range of maturities between 1-17 years.
	Lipper Intermediate Municipal Debt Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Strategic Income Fund(6)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-based securities.(4)
	Lipper Multi-Sector Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Corporate Income Fund(6)	Bloomberg Barclays U.S. Credit Index	Bloomberg Barclays U.S. Credit Index represents securities that are SEC registered, taxable and U.S. dollar denominated. The index covers U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements.(4)
	Lipper Corporate Debt Funds BBB-Rated Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Core Plus Bond Fund(6)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-based securities. To qualify for inclusion, a bond or security must have at least one year to final maturity, rated investment grade Baa3 or better, dollar denominated, non-convertible, fixed rate and be publicly issued.(4)
	Lipper Core Plus Bond Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Government Money Market Fund	iMoneyNet, Inc. Government Money Market Index	This index is an average of money funds with investment objectives similar to that of the Fund.
	Lipper U.S. Government Money Market Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)

Explanation of the Indices and Notes in the Commentary (continued)

Fund/Benchmark Comparison per Fund		Explanation
Tax-Free Money Market Fund	iMoneyNet, Inc. Fund Report/ Tax-Free National Retail Index	This index is an average of money funds with investment objectives similar to that of the Fund.
	Lipper Tax-Exempt Money Market Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Prime Money Market Fund	iMoneyNet, Inc. Money Fund Report Averages	This index is an average of money funds with investment objectives similar to that of the Fund.
	Lipper Money Market Instrument Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)

(1)	Small-Cap stocks are less liquid and more volatile than large-cap stocks.
(2)	Income generated by the Fund may be subject to the federal alternative minimum tax.
(3)	International investing involves special risks including currency risk, political risk, increased volatility of foreign securities, and differences in auditing and other financial standards.
(4)	Performance returns do not reflect the deduction of sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance.
(5)	Performance returns do not reflect the deduction of sales charges of component funds, or taxes, but do reflect the deduction of fund expenses.
(6)	Investors should be aware that in an environment of rising interest rates, they may expect to see declining bond prices.

Expense Example (Unaudited)

For the Six Months Ended August 31, 2021

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended August 31, 2021 (3/1/21-8/31/21).

Actual Expenses

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual Expenses			Hypothetical Expenses
Fund	Beginning account value 3/1/21	Ending account value 8/31/21	Expenses paid during period 3/1/21- 8/31/21(1)	Ending account value 8/31/21	Expenses paid during period 3/1/21- 8/31/21(1)	Annualized Expense Ratio(1)
Low Volatility Equity Fund
Advisor	$1,000.00	$1,187.10	$5.02	$1,020.62	$4.63	0.91%
Institutional	1,000.00	1,188.40	3.64	1,021.88	3.36	0.66
Dividend Income Fund
Advisor	1,000.00	1,161.20	4.90	1,020.67	4.58	0.90
Institutional	1,000.00	1,162.70	3.54	1,021.93	3.31	0.65
Large-Cap Value Fund
Advisor	1,000.00	1,167.50	4.32	1,021.22	4.02	0.79
Institutional	1,000.00	1,168.70	2.95	1,022.48	2.75	0.54
Retirement class R-6	1,000.00	1,169.70	2.13	1,023.24	1.99	0.39

Expense Example (Unaudited) (continued)

	Actual Expenses			Hypothetical Expenses
Fund	Beginning account value 3/1/21	Ending account value 8/31/21	Expenses paid during period 3/1/21- 8/31/21(1)	Ending account value 8/31/21	Expenses paid during period 3/1/21- 8/31/21(1)	Annualized Expense Ratio(1)
Large-Cap Growth Fund
Investor	$1,000.00	$1,215.90	$4.41	$1,021.22	$4.02	0.79%
Advisor	1,000.00	1,216.30	4.41	1,021.22	4.02	0.79
Institutional	1,000.00	1,217.50	3.02	1,022.48	2.75	0.54
Retirement class R-6	1,000.00	1,218.20	2.18	1,023.24	1.99	0.39
Mid-Cap Value Fund
Advisor	1,000.00	1,177.50	6.81	1,018.95	6.31	1.24
Institutional	1,000.00	1,179.10	5.44	1,020.21	5.04	0.99
Retirement class R-6	1,000.00	1,180.10	4.62	1,020.97	4.28	0.84
Mid-Cap Growth Fund
Advisor	1,000.00	1,135.30	6.67	1,018.95	6.31	1.24
Institutional	1,000.00	1,136.60	5.33	1,020.21	5.04	0.99
Small-Cap Value Fund
Advisor	1,000.00	1,101.00	6.57	1,018.95	6.31	1.24
Institutional	1,000.00	1,102.60	5.25	1,020.21	5.04	0.99
Retirement class R-6	1,000.00	1,103.40	4.45	1,020.97	4.28	0.84
Small-Cap Growth Fund
Advisor	1,000.00	1,044.30	6.39	1,018.95	6.31	1.24
Institutional	1,000.00	1,045.70	5.10	1,020.21	5.04	0.99
Disciplined International Equity Fund
Advisor	1,000.00	1,113.50	6.13	1,019.41	5.85	1.15
Institutional	1,000.00	1,114.00	4.80	1,020.67	4.58	0.90
Pyrford International Stock Fund
Advisor	1,000.00	1,104.20	6.31	1,019.21	6.06	1.19
Institutional	1,000.00	1,106.00	4.99	1,020.47	4.79	0.94
Retirement class R-6	1,000.00	1,106.60	4.19	1,021.22	4.02	0.79
LGM Emerging Markets Equity Fund
Advisor	1,000.00	1,031.00	7.17	1,018.15	7.12	1.40
Institutional	1,000.00	1,032.90	5.89	1,019.41	5.85	1.15
Ultra Short Tax-Free Fund
Advisor	1,000.00	1,001.60	2.77	1,022.43	2.80	0.55
Institutional	1,000.00	1,002.90	1.51	1,023.69	1.53	0.30
Short Tax-Free Fund
Advisor	1,000.00	1,004.30	2.78	1,022.43	2.80	0.55
Institutional	1,000.00	1,005.10	2.02	1,023.19	2.04	0.40
Short-Term Income Fund
Advisor	1,000.00	1,002.20	3.03	1,022.18	3.06	0.60
Institutional	1,000.00	1,003.50	1.77	1,023.44	1.79	0.35
Intermediate Tax-Free Fund
Investor	1,000.00	1,023.60	2.75	1,022.48	2.75	0.54
Advisor	1,000.00	1,023.60	2.75	1,022.48	2.75	0.54
Institutional	1,000.00	1,023.90	1.53	1,023.69	1.53	0.30
Strategic Income Fund
Investor	1,000.00	1,030.50	4.09	1,021.17	4.08	0.80
Advisor	1,000.00	1,030.60	4.09	1,021.17	4.08	0.80
Institutional	1,000.00	1,031.90	2.82	1,022.43	2.80	0.55
Corporate Income Fund
Investor	1,000.00	1,034.50	3.03	1,022.23	3.01	0.59
Advisor	1,000.00	1,034.50	3.03	1,022.23	3.01	0.59
Institutional	1,000.00	1,036.20	2.16	1,023.09	2.14	0.42

Expense Example (Unaudited) (continued)

	Actual Expenses			Hypothetical Expenses
Fund	Beginning account value 3/1/21	Ending account value 8/31/21	Expenses paid during period 3/1/21- 8/31/21(1)	Ending account value 8/31/21	Expenses paid during period 3/1/21- 8/31/21(1)	Annualized Expense Ratio(1)
Core Plus Bond Fund
Investor	$1,000.00	$1,022.70	$2.96	$1,022.28	$2.96	0.58%
Advisor	1,000.00	1,022.70	2.96	1,022.28	2.96	0.58
Institutional	1,000.00	1,023.20	1.68	1,023.54	1.68	0.33
Government Money Market Fund
Investor	1,000.00	1,000.10	2.27	1,022.94	2.29	0.45
Premier	1,000.00	1,000.10	1.01	1,024.20	1.02	0.20
Tax-Free Money Market Fund
Investor	1,000.00	1,000.10	2.27	1,022.94	2.29	0.45
Premier	1,000.00	1,000.10	1.01	1,024.20	1.02	0.20
Prime Money Market Fund
Investor	1,000.00	1,000.10	2.27	1,022.94	2.29	0.45
Premier	1,000.00	1,000.10	1.01	1,024.20	1.02	0.20

(1)

Expenses are equal to the Funds’ annualized expense ratios for the period March 01, 2021 through August 31, 2021, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These expenses and ratios are exclusive of acquired fund fees and expenses.

August 31, 2021

Schedules of Investments	BMO Funds

Low Volatility Equity Fund

Description	Shares	Value
Common Stocks — 97.9%

Communication Services — 9.6%

Broadcasting — 0.2%
Discovery, Inc., Class A (1)	12,650	$364,826

Cable & Satellite — 2.0%
Altice USA, Inc., Class A (1)	22,804	625,742
Charter Communications, Inc., Class A (1)	3,394	2,771,744

		3,397,486

Integrated Telecommunication Services — 2.8%
AT&T, Inc.	65,933	1,807,883
Verizon Communications, Inc.	50,603	2,783,165

		4,591,048

Interactive Home Entertainment — 1.6%
Electronic Arts, Inc.	18,325	2,660,973

Interactive Media & Services — 3.0%
Alphabet, Inc., Class C (1)	1,362	3,962,385
Facebook, Inc., Class A (1)	2,728	1,034,948

		4,997,333

Total Communication Services		16,011,666

Consumer Discretionary — 8.8%

Automotive Retail — 2.4%
AutoZone, Inc. (1)	2,638	4,086,658

Education Services — 0.3%
Graham Holdings Co., Class B	863	532,307

General Merchandise Stores — 3.3%
Dollar General Corp.	9,596	2,139,044
Dollar Tree, Inc. (1)	5,308	480,586
Target Corp.	11,976	2,957,833

		5,577,463

Internet & Direct Marketing Retail — 2.2%
Amazon.com, Inc. (1)	843	2,925,876
eBay, Inc.	9,697	744,148

		3,670,024

Restaurants — 0.6%
Domino’s Pizza, Inc.	1,827	944,358

Total Consumer Discretionary		14,810,810

Consumer Staples — 19.1%

Agricultural Products — 0.9%
Ingredion, Inc.	17,247	1,515,321

Food Retail — 3.6%
Casey’s General Stores, Inc.	1,567	320,545
Kroger Co.	50,869	2,341,500
Sprouts Farmers Market, Inc. (1)	133,514	3,324,499

		5,986,544

Household Products — 1.7%
Procter & Gamble Co.	20,034	2,852,641

Hypermarkets & Super Centers — 3.9%
Costco Wholesale Corp.	7,076	3,223,047
Walmart, Inc.	22,963	3,400,821

		6,623,868

Packaged Foods & Meats — 6.8%
Conagra Brands, Inc.	30,481	1,009,531
Flowers Foods, Inc.	125,763	3,034,661
General Mills, Inc.	46,143	2,667,527
Hershey Co.	16,616	2,952,663

Description	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)

Packaged Foods & Meats (continued)
J.M. Smucker Co.	2,566	$317,337
Tyson Foods, Inc., Class A	18,368	1,442,256

		11,423,975

Soft Drinks — 2.2%
PepsiCo, Inc.	23,089	3,610,889

Total Consumer Staples		32,013,238

Energy — 0.7%

Oil & Gas-Storage & Transportation — 0.7%
Cheniere Energy, Inc. (1)	13,452	1,176,512

Financials — 5.4%

Diversified Banks — 0.5%
Citigroup, Inc.	11,292	812,008

Financial Exchanges & Data — 1.8%
Morningstar, Inc.	11,346	3,040,614

Investment Banking & Brokerage — 0.8%
Goldman Sachs Group, Inc.	1,743	720,748
Virtu Financial, Inc., Class A	24,941	610,556

		1,331,304

Property & Casualty Insurance — 2.3%
Allstate Corp.	28,317	3,830,724

Total Financials		9,014,650

Healthcare — 20.1%

Biotechnology — 5.4%
AbbVie, Inc.	19,842	2,396,517
Amgen, Inc.	5,635	1,270,861
Gilead Sciences, Inc.	42,906	3,122,699
United Therapeutics Corp. (1)	6,084	1,307,330
Vertex Pharmaceuticals, Inc. (1)	4,222	845,624

		8,943,031

Healthcare Equipment — 2.0%
Baxter International, Inc.	26,499	2,019,754
Medtronic PLC	9,597	1,281,008

		3,300,762

Healthcare Technology — 0.9%
Cerner Corp.	19,638	1,499,361

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.	1,575	874,046

Pharmaceuticals — 11.3%
Bristol-Myers Squibb Co.	46,848	3,132,257
Eli Lilly and Co.	17,277	4,462,476
Johnson & Johnson	18,896	3,271,465
Merck & Co., Inc.	40,785	3,111,488
Pfizer, Inc.	79,622	3,668,186
Zoetis, Inc.	6,561	1,342,118

		18,987,990

Total Healthcare		33,605,190

Industrials — 6.2%

Aerospace & Defense — 1.7%
Huntington Ingalls Industries, Inc.	4,416	901,615
Lockheed Martin Corp.	5,267	1,895,066

		2,796,681

Environmental & Facilities Services — 4.1%
Republic Services, Inc.	19,638	2,437,665
Waste Management, Inc.	27,876	4,323,846

		6,761,511

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Schedules of Investments

Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Research & Consulting Services — 0.2%
FTI Consulting, Inc. (1)	2,622	$366,320

Trading Companies & Distributors — 0.2%
WW Grainger, Inc.	881	382,090

Total Industrials		10,306,602

Information Technology — 7.6%

Application Software — 1.4%
Adobe, Inc. (1)	1,519	1,008,160
Citrix Systems, Inc.	12,796	1,316,325

		2,324,485

Communications Equipment — 0.9%
Motorola Solutions, Inc.	6,396	1,562,031

Data Processing & Outsourced Services — 2.2%
Fidelity National Information Services, Inc.	5,549	708,996
Fiserv, Inc. (1)	8,989	1,058,814
Mastercard, Inc., Class A	3,113	1,077,814
Visa, Inc., Class A	3,299	755,801

		3,601,425

Internet Services & Infrastructure — 0.4%
Palo Alto Networks, Inc. (1)	1,630	751,495

IT Consulting & Other Services — 0.6%
CACI International, Inc., Class A (1)	3,866	995,650

Systems Software — 2.1%
Microsoft Corp.	11,874	3,584,523

Total Information Technology		12,819,609

Materials — 1.5%

Gold — 0.5%
Newmont Corp.	14,975	868,400

Paper Packaging — 0.5%
Sealed Air Corp.	13,276	810,234

Specialty Chemicals — 0.5%
Sherwin-Williams Co.	3,006	912,832

Total Materials		2,591,466

Real Estate — 3.9%

Residential REIT’s — 0.4%
Equity LifeStyle Properties, Inc.	8,184	696,213

Specialized REIT’s — 3.5%
CubeSmart	11,230	600,805
Extra Space Storage, Inc.	5,851	1,093,610
Public Storage	12,800	4,142,208

		5,836,623

Total Real Estate		6,532,836

Utilities — 15.0%

Electric Utilities — 7.6%
American Electric Power Co., Inc.	37,384	3,348,485
Avangrid, Inc. (2)	23,834	1,302,528
Duke Energy Corp.	11,633	1,217,510
Entergy Corp.	28,472	3,149,288
NextEra Energy, Inc.	9,453	793,957
Xcel Energy, Inc.	41,709	2,867,494

		12,679,262

Description	Shares	Value
Common Stocks (continued)

Utilities (continued)

Multi-Utilities — 5.3%
Ameren Corp.	40,077	$3,515,554
CMS Energy Corp.	35,501	2,276,679
Dominion Energy, Inc.	15,440	1,201,850
MDU Resources Group, Inc.	37,503	1,206,472
NiSource, Inc.	31,722	781,947

		8,982,502

Water Utilities — 2.1%
American Water Works Co., Inc.	19,477	3,549,683

Total Utilities		25,211,447

Total Common Stocks (identified cost $114,059,512)		164,094,026

Short-Term Investments — 1.1%

Collateral Investment for Securities on Loan — 0.5%

BMO Government Money Market Fund — Premier Class, 0.010% (3)(4)	822,192	822,192

Mutual Funds — 0.6%
BMO Government Money Market Fund — Premier Class, 0.010% (4)	977,239	977,239

Total Short-Term Investments (identified cost $1,799,431)		1,799,431

Total Investments — 99.0% (identified cost $115,858,943)		165,893,457
Other Assets and Liabilities — 1.0%		1,670,017

Total Net Assets — 100.0%		$167,563,474

Dividend Income Fund

Description	Shares	Value
Common Stocks — 98.5%

Communication Services — 6.3%

Advertising — 0.5%
Omnicom Group, Inc.	14,407	$1,054,881

Broadcasting — 1.9%
Nexstar Media Group, Inc., Class A	29,094	4,356,826

Cable & Satellite — 2.0%
Comcast Corp., Class A	74,971	4,549,240

Integrated Telecommunication Services — 1.9%
Verizon Communications, Inc.	77,463	4,260,465

Total Communication Services		14,221,412

Consumer Discretionary — 8.6%

Apparel Retail — 0.5%
TJX Cos., Inc/The	14,451	1,050,877

Apparel, Accessories & Luxury Goods — 0.4%
VF Corp.	11,386	870,687

Automotive Retail — 0.5%
Advance Auto Parts, Inc.	5,692	1,154,622

Computer & Electronics Retail — 1.5%
Best Buy Co., Inc.	28,951	3,373,081

General Merchandise Stores — 2.1%
Target Corp.	19,551	4,828,706

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Dividend Income Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Home Improvement Retail — 2.2%
Lowe’s Cos., Inc.	24,322	$4,959,013

Hotels, Resorts & Cruise Lines — 1.4%
Travel & Leisure Co.	60,527	3,314,458

Total Consumer Discretionary		19,551,444

Consumer Staples — 4.9%

Food Distributors — 1.0%
Sysco Corp.	28,984	2,308,576

Hypermarkets & Super Centers — 1.2%
Walmart, Inc.	18,267	2,705,343

Soft Drinks — 0.8%
PepsiCo, Inc.	10,609	1,659,141

Tobacco — 1.9%
Philip Morris International, Inc.	42,425	4,369,775

Total Consumer Staples		11,042,835

Energy — 4.5%

Integrated Oil & Gas — 0.7%
Chevron Corp.	15,413	1,491,516

Oil & Gas-Exploration & Production — 2.0%
ConocoPhillips	36,104	2,004,855
EOG Resources, Inc.	38,848	2,623,017

		4,627,872

Oil & Gas-Refining & Marketing — 1.2%
Marathon Petroleum Corp.	46,081	2,731,221

Oil & Gas-Storage & Transportation — 0.6%
Williams Cos., Inc.	57,433	1,418,021

Total Energy		10,268,630

Financials — 15.4%

Consumer Finance — 2.7%
Ally Financial, Inc.	85,823	4,540,037
Discover Financial Services	13,118	1,681,990

		6,222,027

Diversified Banks — 3.6%
Citigroup, Inc.	67,989	4,889,089
U.S. Bancorp	58,722	3,370,056

		8,259,145

Investment Banking & Brokerage — 5.2%
Goldman Sachs Group, Inc.	14,505	5,997,963
Morgan Stanley	54,357	5,676,501

		11,674,464

Life & Health Insurance — 0.6%
Lincoln National Corp.	17,988	1,234,876

Multi-Line Insurance — 1.0%
Hartford Financial Services Group, Inc.	33,919	2,280,035

Property & Casualty Insurance — 0.9%
Allstate Corp.	14,807	2,003,091

Regional Banks — 1.4%
Citizens Financial Group, Inc.	74,369	3,256,618

Total Financials		34,930,256

Healthcare — 11.3%

Biotechnology — 1.6%
AbbVie, Inc.	30,563	3,691,399

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Equipment — 0.7%
Medtronic PLC	11,428	$1,525,409

Healthcare Services — 1.2%
CVS Health Corp.	32,873	2,839,898

Managed Healthcare — 0.7%
UnitedHealth Group, Inc.	3,554	1,479,424

Pharmaceuticals — 7.1%
Bristol-Myers Squibb Co.	55,176	3,689,068
Eli Lilly and Co.	5,845	1,509,705
Johnson & Johnson	36,439	6,308,684
Merck & Co., Inc.	59,573	4,544,824

		16,052,281

Total Healthcare		25,588,411

Industrials — 10.9%

Aerospace & Defense — 2.3%
Lockheed Martin Corp.	5,462	1,965,228
Northrop Grumman Corp.	4,377	1,609,423
Raytheon Technologies Corp.	20,273	1,718,339

		5,292,990

Construction Machinery & Heavy Trucks — 2.2%
Caterpillar, Inc.	7,507	1,583,001
Cummins, Inc.	14,575	3,439,409

		5,022,410

Electrical Components & Equipment — 4.6%
Eaton Corp. PLC	22,836	3,844,669
Emerson Electric Co.	28,447	3,001,159
Hubbell, Inc.	17,348	3,575,596

		10,421,424

Environmental & Facilities Services — 1.2%
Waste Management, Inc.	17,055	2,645,401

Industrial Conglomerates — 0.6%
Carlisle Cos., Inc.	6,461	1,361,591

Total Industrials		24,743,816

Information Technology — 23.3%

Communications Equipment — 4.6%
Cisco Systems, Inc.	111,006	6,551,574
Motorola Solutions, Inc.	16,000	3,907,520

		10,459,094

IT Consulting & Other Services — 0.7%
Amdocs, Ltd.	21,444	1,651,831

Semiconductor Equipment — 2.8%
Applied Materials, Inc.	13,191	1,782,500
KLA Corp.	8,343	2,836,287
Lam Research Corp.	2,721	1,645,715

		6,264,502

Semiconductors — 8.2%
Broadcom, Inc.	12,848	6,388,154
Intel Corp.	27,748	1,500,057
NXP Semiconductors NV	5,455	1,173,534
QUALCOMM, Inc.	37,192	5,455,695
Texas Instruments, Inc.	21,309	4,068,101

		18,585,541

Systems Software — 5.8%
Microsoft Corp.	29,572	8,927,196
Oracle Corp.	47,356	4,220,840

		13,148,036

Technology Distributors — 0.6%
CDW Corp.	7,091	1,422,525

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Schedules of Investments

Dividend Income Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Technology Hardware, Storage & Peripherals — 0.6%
Seagate Technology Holdings PLC	14,692	$1,286,872

Total Information Technology		52,818,401

Materials — 4.4%

Diversified Chemicals — 1.0%
Huntsman Corp.	86,648	2,290,106

Fertilizers & Agricultural Chemicals — 0.8%
CF Industries Holdings, Inc.	41,621	1,890,426

Gold — 0.9%
Newmont Corp.	34,824	2,019,444

Paper Packaging — 0.9%
International Paper Co.	34,097	2,048,889

Steel — 0.8%
Reliance Steel & Aluminum Co.	12,212	1,832,288

Total Materials		10,081,153

Real Estate — 4.2%

Healthcare REIT’s — 0.6%
Omega Healthcare Investors, Inc.	38,779	1,300,260

Retail REIT’s — 0.5%
Simon Property Group, Inc.	8,470	1,138,791

Specialized REIT’s — 3.1%
Gaming and Leisure Properties, Inc.	57,617	2,840,518
Lamar Advertising Co., Class A	24,265	2,762,085
Life Storage, Inc.	11,038	1,373,569
		6,976,172

Total Real Estate		9,415,223

Utilities — 4.7%

Electric Utilities — 1.6%
Entergy Corp.	12,426	1,374,440
NRG Energy, Inc.	50,760	2,318,209

		3,692,649

Gas Utilities — 0.5%
UGI Corp.	24,706	1,144,135

Independent Power Producers & Energy Traders — 1.4%
AES Corp.	135,217	3,227,630

Multi-Utilities — 1.2%
MDU Resources Group, Inc.	83,267	2,678,699

Total Utilities		10,743,113

Total Common Stocks (identified cost $138,168,930)		223,404,694

Short-Term Investments — 1.3%

Mutual Funds — 1.3%
BMO Government Money Market Fund — Premier Class, 0.010% (4)	2,939,087	2,939,087

Total Short-Term Investments (identified cost $2,939,087)		2,939,087

Total Investments — 99.8% (identified cost $141,108,017)		226,343,781
Other Assets and Liabilities — 0.2%		449,479

Total Net Assets — 100.0%		$226,793,260

Large-Cap Value Fund

Description	Shares	Value
Common Stocks — 98.1%

Communication Services — 7.9%

Cable & Satellite — 2.8%
Comcast Corp., Class A	156,898	$9,520,571

Integrated Telecommunication Services — 0.8%
Verizon Communications, Inc.	48,776	2,682,680

Interactive Home Entertainment — 1.5%
Electronic Arts, Inc.	35,210	5,112,844

Interactive Media & Services — 2.8%
Alphabet, Inc., Class C (1)	3,337	9,708,134

Total Communication Services		27,024,229

Consumer Discretionary — 8.4%

Apparel, Accessories & Luxury Goods — 1.7%
Capri Holdings, Ltd. (1)	41,688	2,355,789
Carter’s, Inc.	36,328	3,719,260

		6,075,049

Automotive Retail — 1.0%
AutoZone, Inc. (1)	2,214	3,429,818

Footwear — 0.6%
Deckers Outdoor Corp. (1)	4,768	1,995,170

General Merchandise Stores — 2.1%
Target Corp.	28,810	7,115,494

Home Improvement Retail — 1.5%
Lowe’s Cos., Inc.	25,273	5,152,912

Hotels, Resorts & Cruise Lines — 0.8%
Travel & Leisure Co.	48,436	2,652,355

Leisure Products — 0.7%
Polaris, Inc.	19,747	2,364,901

Total Consumer Discretionary		28,785,699

Consumer Staples — 6.9%

Household Products — 1.7%
Procter & Gamble Co.	40,780	5,806,664

Hypermarkets & Super Centers — 2.4%
Walmart, Inc.	54,689	8,099,441

Packaged Foods & Meats — 2.8%
General Mills, Inc.	33,629	1,944,093
Hershey Co.	26,730	4,749,921
Tyson Foods, Inc., Class A	37,072	2,910,893

		9,604,907

Total Consumer Staples		23,511,012

Energy — 2.2%

Oil & Gas-Equipment & Services — 0.4%
Baker Hughes Co.	69,905	1,592,436

Oil & Gas-Exploration & Production — 1.8%
EOG Resources, Inc.	89,735	6,058,907

Total Energy		7,651,343

Financials — 20.9%

Asset Management & Custody Banks — 2.1%
State Street Corp.	36,550	3,395,860
T. Rowe Price Group, Inc.	17,616	3,943,694

		7,339,554

Consumer Finance — 2.1%
Capital One Financial Corp.	42,724	7,090,902

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Diversified Banks — 3.7%
Citigroup, Inc.	120,922	$8,695,501
U.S. Bancorp	69,353	3,980,169

		12,675,670

Investment Banking & Brokerage — 5.5%
Goldman Sachs Group, Inc.	17,954	7,424,158
Morgan Stanley	78,304	8,177,287
Raymond James Financial, Inc.	23,202	3,245,960

		18,847,405

Property & Casualty Insurance — 2.1%
Allstate Corp.	52,029	7,038,483

Regional Banks — 4.0%
KeyCorp	302,386	6,144,483
Regions Financial Corp.	250,064	5,108,808
Zions Bancorp NA	44,133	2,555,301

		13,808,592

Reinsurance — 1.4%
Everest Re Group, Ltd.	18,054	4,782,505

Total Financials		71,583,111

Healthcare — 15.3%

Biotechnology — 2.3%
Exelixis, Inc. (1)	118,950	2,280,272
Vertex Pharmaceuticals, Inc. (1)	28,615	5,731,298

		8,011,570

Healthcare Equipment — 2.8%
Baxter International, Inc.	72,868	5,553,999
Hologic, Inc. (1)	50,626	4,007,048

		9,561,047

Healthcare Services — 2.3%
Cigna Corp.	16,832	3,562,493
DaVita, Inc. (1)	32,571	4,259,309

		7,821,802

Healthcare Technology — 0.5%
Cerner Corp.	23,126	1,765,670

Managed Healthcare — 1.5%
Anthem, Inc.	13,514	5,069,507

Pharmaceuticals — 5.9%
Eli Lilly and Co.	13,105	3,384,890
Jazz Pharmaceuticals PLC (1)	22,666	2,985,339
Johnson & Johnson	46,403	8,033,751
Merck & Co., Inc.	76,499	5,836,109

		20,240,089

Total Healthcare		52,469,685

Industrials — 12.2%

Aerospace & Defense — 1.0%
Northrop Grumman Corp.	9,226	3,392,400

Agricultural & Farm Machinery — 1.1%
AGCO Corp.	26,613	3,662,481

Building Products — 0.8%
Owens Corning	29,023	2,773,148

Construction & Engineering — 1.4%
Quanta Services, Inc.	46,982	4,796,862

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Construction Machinery & Heavy Trucks — 0.7%
Allison Transmission Holdings, Inc.	68,679	$2,539,750

Environmental & Facilities Services — 3.0%
Clean Harbors, Inc. (1)	30,666	3,146,945
Waste Management, Inc.	44,774	6,944,895

		10,091,840

Human Resource & Employment Services — 0.7%
Robert Half International, Inc.	24,023	2,483,978

Industrial Conglomerates — 1.6%
Carlisle Cos., Inc.	25,296	5,330,879

Industrial Machinery — 0.4%
Flowserve Corp.	38,971	1,514,803

Trading Companies & Distributors — 1.5%
United Rentals, Inc. (1)	8,437	2,975,308
WW Grainger, Inc.	5,217	2,262,613

		5,237,921

Total Industrials		41,824,062

Information Technology — 11.1%

Application Software — 0.8%
Dropbox, Inc., Class A (1)	87,455	2,773,198

Communications Equipment — 2.9%
Cisco Systems, Inc.	47,497	2,803,273
F5 Networks, Inc. (1)	20,691	4,212,067
Motorola Solutions, Inc.	11,330	2,767,013

		9,782,353

Data Processing & Outsourced Services — 2.5%
Euronet Worldwide, Inc. (1)	19,653	2,618,369
Fiserv, Inc. (1)	48,971	5,768,294

		8,386,663

Electronic Manufacturing Services — 0.7%
Jabil, Inc.	41,437	2,559,978

IT Consulting & Other Services — 0.5%
CACI International, Inc., Class A (1)	6,980	1,797,629

Semiconductors — 1.5%
Texas Instruments, Inc.	26,321	5,024,942

Systems Software — 1.3%
Microsoft Corp.	15,098	4,557,784

Technology Distributors — 0.9%
CDW Corp.	15,664	3,142,355

Total Information Technology		38,024,902

Materials — 2.8%

Commodity Chemicals — 0.9%
Dow, Inc.	46,349	2,915,352

Paper Packaging — 1.9%
International Paper Co.	71,500	4,296,435
Sealed Air Corp.	36,755	2,243,158

		6,539,593

Total Materials		9,454,945

Real Estate — 5.9%

Real Estate Services — 0.8%
CBRE Group, Inc., Class A (1)	28,618	2,755,913

Residential REIT’s — 1.5%
Camden Property Trust	34,777	5,217,941

Retail REIT’s — 1.2%
Brixmor Property Group, Inc.	171,380	4,018,861

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Schedules of Investments

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Real Estate (continued)

Specialized REIT’s — 2.4%
Gaming and Leisure Properties, Inc.	49,654	$2,447,942
Public Storage	18,319	5,928,212

		8,376,154

Total Real Estate		20,368,869

Utilities — 4.5%

Electric Utilities — 0.6%
Avangrid, Inc. (2)	39,221	2,143,428

Independent Power Producers & Energy Traders — 1.5%
AES Corp.	212,899	5,081,899

Multi-Utilities — 2.4%
Dominion Energy, Inc.	52,086	4,054,374
MDU Resources Group, Inc.	130,849	4,209,412

		8,263,786

Total Utilities		15,489,113

Total Common Stocks (identified cost $249,064,438)		336,186,970

Short-Term Investments — 1.7%

Mutual Funds — 1.7%
BMO Government Money Market Fund — Premier Class, 0.010% (4)	5,778,270	5,778,270

Total Short-Term Investments (identified cost $5,778,270)		5,778,270

Total Investments — 99.8% (identified cost $254,842,708)		341,965,240
Other Assets and Liabilities — 0.2%		707,779

Total Net Assets — 100.0%		$342,673,019

Large-Cap Growth Fund

Description	Shares	Value
Common Stocks — 99.1%

Communication Services — 12.8%

Interactive Home Entertainment — 1.1%
Electronic Arts, Inc.	46,328	$6,727,289

Interactive Media & Services — 11.7%
Alphabet, Inc., Class A (1)	2,948	8,531,365
Alphabet, Inc., Class C (1)	10,543	30,672,117
Facebook, Inc., Class A (1)	77,538	29,416,366

		68,619,848

Total Communication Services		75,347,137

Consumer Discretionary — 17.4%

Apparel, Accessories & Luxury Goods — 0.7%
Carter’s, Inc.	36,949	3,782,838

Automotive Retail — 1.5%
AutoZone, Inc. (1)	5,804	8,991,266

Education Services — 1.4%
Chegg, Inc. (1)	100,119	8,331,903

Footwear — 2.1%
Deckers Outdoor Corp. (1)	21,735	9,095,011

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Footwear (continued)
NIKE, Inc., Class B	19,842	$3,268,771

		12,363,782

General Merchandise Stores — 1.5%
Target Corp.	35,764	8,832,993

Home Improvement Retail — 1.5%
Lowe’s Cos., Inc.	43,967	8,964,432

Hotels, Resorts & Cruise Lines — 0.4%
Travel & Leisure Co.	44,746	2,450,291

Internet & Direct Marketing Retail — 4.4%
Amazon.com, Inc. (1)	7,491	25,999,688

Leisure Facilities — 1.3%
Vail Resorts, Inc. (1)	24,664	7,518,820

Leisure Products — 0.8%
YETI Holdings, Inc. (1)	43,608	4,332,019

Restaurants — 0.5%
Starbucks Corp.	24,308	2,855,947

Specialty Stores — 1.3%
Ulta Beauty, Inc. (1)	20,226	7,833,732

Total Consumer Discretionary		102,257,711

Consumer Staples — 2.6%

Packaged Foods & Meats — 1.1%
Hershey Co.	36,565	6,497,600

Personal Products — 1.0%
Estee Lauder Cos., Inc., Class A	16,795	5,718,530

Soft Drinks — 0.5%
Monster Beverage Corp. (1)	28,686	2,798,893

Total Consumer Staples		15,015,023

Financials — 3.1%

Diversified Banks — 1.1%
U.S. Bancorp	117,535	6,745,334

Property & Casualty Insurance — 2.0%
Allstate Corp.	59,307	8,023,051
Progressive Corp.	38,863	3,744,061

		11,767,112

Total Financials		18,512,446

Healthcare — 12.0%

Biotechnology — 3.7%
Exelixis, Inc. (1)	207,729	3,982,165
Neurocrine Biosciences, Inc. (1)	80,180	7,633,136
Vertex Pharmaceuticals, Inc. (1)	50,184	10,051,353

		21,666,654

Healthcare Equipment — 1.6%
Insulet Corp. (1)	19,283	5,742,670
Novocure, Ltd. (1)	28,698	3,851,559

		9,594,229

Healthcare Facilities — 0.5%
Acadia Healthcare Co., Inc. (1)	47,197	3,120,666

Healthcare Services — 0.7%
DaVita, Inc. (1)	30,178	3,946,377

Healthcare Supplies — 1.7%
Align Technology, Inc. (1)	14,020	9,940,180

Healthcare Technology — 0.8%
Veeva Systems, Inc., Class A (1)	13,740	4,561,405

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Life Sciences Tools & Services — 1.7%
Bio-Techne Corp.	10,756	$5,368,750
Illumina, Inc. (1)	10,261	4,690,919

		10,059,669

Pharmaceuticals — 1.3%
Eli Lilly and Co.	15,012	3,877,449
Zoetis, Inc.	19,255	3,938,803

		7,816,252

Total Healthcare		70,705,432

Industrials — 7.5%

Environmental & Facilities Services — 1.0%
Waste Management, Inc.	36,080	5,596,369

Industrial Conglomerates — 2.5%
3M Co.	50,926	9,917,329
Carlisle Cos., Inc.	23,958	5,048,909

		14,966,238
Industrial Machinery — 0.6%
Snap-on, Inc.	14,708	3,308,565

Railroads — 1.3%
Union Pacific Corp.	36,526	7,920,298

Research & Consulting Services — 0.9%
TransUnion	41,047	4,988,442

Trading Companies & Distributors — 1.2%
WW Grainger, Inc.	16,252	7,048,492

Total Industrials		43,828,404

Information Technology — 42.4%

Application Software — 5.6%
Adobe, Inc. (1)	28,881	19,168,320
Autodesk, Inc. (1)	8,789	2,725,381
Dropbox, Inc., Class A (1)	91,837	2,912,151
Fair Isaac Corp. (1)	5,197	2,389,269
Intuit, Inc.	9,768	5,529,762

		32,724,883

Communications Equipment — 2.4%
F5 Networks, Inc. (1)	30,053	6,117,889
Motorola Solutions, Inc.	32,370	7,905,402

		14,023,291

Data Processing & Outsourced Services — 5.3%
Mastercard, Inc., Class A	48,093	16,651,239
PayPal Holdings, Inc. (1)	34,425	9,937,121
Visa, Inc., Class A	20,841	4,774,673

		31,363,033

Internet Services & Infrastructure — 1.4%
GoDaddy, Inc., Class A (1)	25,773	1,889,419
Palo Alto Networks, Inc. (1)	13,649	6,292,735

		8,182,154

IT Consulting & Other Services — 1.5%
Booz Allen Hamilton Holding Corp.	48,623	3,982,710
Gartner, Inc. (1)	16,103	4,971,640

		8,954,350

Semiconductors — 7.0%
Broadcom, Inc.	29,079	14,458,369
NVIDIA Corp.	63,542	14,223,877
Texas Instruments, Inc.	66,555	12,706,015

		41,388,261

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Systems Software — 11.6%
Fortinet, Inc. (1)	32,238	$10,159,483
Microsoft Corp.	152,526	46,044,549
ServiceNow, Inc. (1)	18,454	11,877,733

		68,081,765

Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	295,032	44,794,708

Total Information Technology		249,512,445

Materials — 0.6%

Paper Packaging — 0.6%
Westrock Co.	64,040	3,332,642

Real Estate — 0.7%

Specialized REIT’s — 0.7%
Public Storage	13,449	4,352,231

Total Common Stocks (identified cost $307,877,217)		582,863,471

Short-Term Investments — 0.8%

Mutual Funds — 0.8%
BMO Government Money Market Fund — Premier Class, 0.010% (4)	4,948,668	4,948,668

Total Short-Term Investments (identified cost $4,948,668)		4,948,668

Total Investments — 99.9% (identified cost $312,825,885)		587,812,139
Other Assets and Liabilities — 0.1%		302,332

Total Net Assets — 100.0%		$588,114,471

Mid-Cap Value Fund

Description	Shares	Value
Common Stocks — 98.3%

Communication Services — 3.1%

Interactive Home Entertainment — 1.0%
Take-Two Interactive Software, Inc. (1)	2,678	$431,747

Interactive Media & Services — 1.1%
Twitter, Inc. (1)	7,726	498,327

Publishing — 1.0%
News Corp., Class A	20,525	461,197

Total Communication Services		1,391,271

Consumer Discretionary — 13.4%

Apparel, Accessories & Luxury Goods — 3.3%
Carter’s, Inc.	5,627	576,092
PVH Corp. (1)	4,567	478,576
Ralph Lauren Corp.	3,711	430,959

		1,485,627

Automotive Retail — 2.0%
AutoZone, Inc. (1)	582	901,605

Computer & Electronics Retail — 0.9%
Best Buy Co., Inc.	3,762	438,311

Consumer Electronics — 1.7%
Garmin, Ltd.	4,363	761,038

Education Services — 1.3%
Graham Holdings Co., Class B	955	589,053

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Schedules of Investments

Mid-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Homebuilding — 0.9%
PulteGroup, Inc.	7,415	$399,372

Internet & Direct Marketing Retail — 0.7%
Qurate Retail, Inc.	29,432	324,635

Specialized Consumer Services — 1.5%
Terminix Global Holdings, Inc. (1)	16,135	671,700

Specialty Stores — 1.1%
Ulta Beauty, Inc. (1)	1,259	487,623

Total Consumer Discretionary		6,058,964

Consumer Staples — 2.8%

Brewers — 1.2%
Molson Coors Beverage Co., Class B	11,004	523,020

Packaged Foods & Meats — 1.6%
Hershey Co.	4,109	730,169

Total Consumer Staples		1,253,189

Energy — 2.9%

Oil & Gas-Equipment & Services — 1.5%
Baker Hughes Co.	30,701	699,369

Oil & Gas-Exploration & Production — 1.4%
Pioneer Natural Resources Co.	4,179	625,471

Total Energy		1,324,840

Financials — 15.7%

Asset Management & Custody Banks — 2.9%
KKR & Co., Inc.	8,378	538,622
State Street Corp.	8,289	770,131

		1,308,753

Consumer Finance — 1.2%
Ally Financial, Inc.	9,849	521,012

Financial Exchanges & Data — 1.5%
FactSet Research Systems, Inc.	1,737	660,442

Investment Banking & Brokerage — 1.6%
Raymond James Financial, Inc.	5,133	718,107

Multi-Line Insurance — 2.3%
American Financial Group, Inc.	4,112	567,209
Hartford Financial Services Group, Inc.	6,941	466,574

		1,033,783

Property & Casualty Insurance — 1.2%
Markel Corp. (1)	430	546,208

Regional Banks — 5.0%
Citizens Financial Group, Inc.	17,749	777,228
Comerica, Inc.	4,714	348,412
Prosperity Bancshares, Inc.	8,383	585,804
Regions Financial Corp.	27,251	556,738

		2,268,182

Total Financials		7,056,487

Healthcare — 7.5%

Biotechnology — 0.7%
Exelixis, Inc. (1)	17,440	334,325

Healthcare Equipment — 3.3%
Steris PLC	3,484	749,095
Zimmer Biomet Holdings, Inc.	4,832	726,974

		1,476,069

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Facilities — 1.1%
Acadia Healthcare Co., Inc. (1)	7,167	$473,882

Life Sciences Tools & Services — 1.1%
Charles River Laboratories International, Inc. (1)	1,167	517,985

Managed Healthcare — 1.3%
Molina Healthcare, Inc. (1)	2,182	586,456

Total Healthcare		3,388,717

Industrials — 18.3%

Agricultural & Farm Machinery — 0.8%
AGCO Corp.	2,665	366,757

Construction & Engineering — 1.3%
Valmont Industries, Inc.	2,390	594,775

Construction Machinery & Heavy Trucks — 1.0%
Cummins, Inc.	1,980	467,240

Electrical Components & Equipment — 2.2%
EnerSys	3,978	336,499
Regal Beloit Corp.	4,546	679,263

		1,015,762

Environmental & Facilities Services — 3.2%
Clean Harbors, Inc. (1)	6,281	644,556
Republic Services, Inc.	6,322	784,750

		1,429,306

Industrial Conglomerates — 1.7%
Carlisle Cos., Inc.	3,548	747,706

Industrial Machinery — 5.0%
Crane Co.	5,429	552,509
Flowserve Corp.	13,210	513,473
Snap-on, Inc.	2,382	535,831
Xylem, Inc.	4,705	641,338

		2,243,151

Research & Consulting Services — 2.1%
FTI Consulting, Inc. (1)	3,122	436,175
TransUnion	4,147	503,985

		940,160

Trucking — 1.0%
Schneider National, Inc., Class B	20,164	454,497

Total Industrials		8,259,354

Information Technology — 12.2%

Application Software — 1.0%
SS&C Technologies Holdings, Inc.	5,868	443,973

Communications Equipment — 1.8%
Motorola Solutions, Inc.	3,343	816,427

Data Processing & Outsourced Services — 2.4%
Black Knight, Inc. (1)	5,361	405,667
Maximus, Inc.	7,690	669,722

		1,075,389

Electronic Manufacturing Services — 1.1%
Jabil, Inc.	8,373	517,284

Internet Services & Infrastructure — 0.9%
Akamai Technologies, Inc. (1)	3,518	398,414

IT Consulting & Other Services — 1.6%
Gartner, Inc. (1)	2,334	720,599

Semiconductors — 1.7%
ON Semiconductor Corp. (1)	17,110	759,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Mid-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Technology Distributors — 1.7%
CDW Corp.	3,766	$755,497

Total Information Technology		5,486,583

Materials — 8.2%

Commodity Chemicals — 2.5%
Cabot Corp.	9,875	527,325
Valvoline, Inc.	19,730	595,057

		1,122,382

Metal & Glass Containers — 1.1%
Crown Holdings, Inc.	4,524	496,690

Paper Packaging — 2.0%
Sealed Air Corp.	6,964	425,013
Westrock Co.	9,637	501,509

		926,522

Specialty Chemicals — 1.2%
Axalta Coating Systems, Ltd. (1)	17,292	528,098

Steel — 1.4%
Steel Dynamics, Inc.	9,541	643,922

Total Materials		3,717,614

Real Estate — 8.8%

Residential REIT’s — 5.5%
Camden Property Trust	5,337	800,764
Equity LifeStyle Properties, Inc.	12,000	1,020,840
Mid-America Apartment Communities, Inc.	3,425	658,867

		2,480,471

Specialized REIT’s — 3.3%
Lamar Advertising Co., Class A	6,191	704,721
Life Storage, Inc.	6,107	759,955

		1,464,676

Total Real Estate		3,945,147

Utilities — 5.4%

Electric Utilities — 2.2%
Entergy Corp.	4,933	545,639
Evergy, Inc.	6,510	445,610

		991,249

Gas Utilities — 1.3%
UGI Corp.	12,530	580,264

Independent Power Producers & Energy Traders — 0.6%
AES Corp.	12,122	289,352

Multi-Utilities — 1.3%
MDU Resources Group, Inc.	17,910	576,165

Total Utilities		2,437,030

Total Common Stocks (identified cost $32,089,992)		44,319,196

Total Investments — 98.3% (identified cost $32,089,992)		44,319,196
Other Assets and Liabilities — 1.7%		770,198

Total Net Assets — 100.0%		$45,089,394

Mid-Cap Growth Fund

Description	Shares	Value
Common Stocks — 98.9%

Communication Services — 5.0%

Interactive Home Entertainment — 1.7%
Take-Two Interactive Software, Inc. (1)	2,352	$379,189

Interactive Media & Services — 2.3%
IAC/InterActiveCorp (1)	2,665	351,913
Pinterest, Inc., Class A (1)	3,413	189,661

		541,574

Movies & Entertainment — 1.0%
Roku, Inc. (1)	663	233,641

Total Communication Services		1,154,404

Consumer Discretionary — 11.4%

Apparel Retail — 1.4%
Burlington Stores, Inc. (1)	1,103	330,338

Automotive Retail — 2.1%
O’Reilly Automotive, Inc. (1)	839	498,433

Footwear — 2.0%
Deckers Outdoor Corp. (1)	1,112	465,316

General Merchandise Stores — 1.4%
Dollar Tree, Inc. (1)	3,532	319,787

Leisure Facilities — 1.3%
Vail Resorts, Inc. (1)	970	295,705

Leisure Products — 0.9%
YETI Holdings, Inc. (1)	2,086	207,223

Specialized Consumer Services — 1.2%
frontdoor, Inc. (1)	6,265	273,279

Specialty Stores — 1.1%
Ulta Beauty, Inc. (1)	683	264,533

Total Consumer Discretionary		2,654,614

Consumer Staples — 1.5%

Food Retail — 1.5%
Sprouts Farmers Market, Inc. (1)	14,431	359,332

Financials — 3.9%

Financial Exchanges & Data — 2.6%
MSCI, Inc.	950	602,851

Investment Banking & Brokerage — 1.3%
LPL Financial Holdings, Inc.	2,075	306,789

Total Financials		909,640

Healthcare — 19.1%

Biotechnology — 4.8%
BioMarin Pharmaceutical, Inc. (1)	5,025	423,155
Exelixis, Inc. (1)	13,625	261,191
Neurocrine Biosciences, Inc. (1)	4,570	435,064

		1,119,410

Healthcare Equipment — 3.0%
IDEXX Laboratories, Inc. (1)	514	346,312
Tandem Diabetes Care, Inc. (1)	2,992	335,613

		681,925

Healthcare Services — 1.2%
Amedisys, Inc. (1)	1,488	272,974

Healthcare Supplies — 0.4%
Haemonetics Corp. (1)	1,491	93,560

Healthcare Technology — 1.7%
Veeva Systems, Inc., Class A (1)	1,202	399,040

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Schedules of Investments

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Life Sciences Tools & Services — 4.5%
Bio-Techne Corp.	783	$390,827
Bruker Corp.	4,702	415,234
Syneos Health, Inc. (1)	2,544	236,032

		1,042,093

Managed Healthcare — 1.8%
Molina Healthcare, Inc. (1)	1,576	423,581

Pharmaceuticals — 1.7%
Horizon Therapeutics PLC (1)	3,707	400,690

Total Healthcare		4,433,273

Industrials — 14.2%

Aerospace & Defense — 1.8%
Axon Enterprise, Inc. (1)	2,299	418,120

Building Products — 1.3%
Fortune Brands Home & Security, Inc.	3,200	311,584

Construction & Engineering — 1.0%
Valmont Industries, Inc.	919	228,702

Electrical Components & Equipment — 3.1%
Generac Holdings, Inc. (1)	850	371,433
Sensata Technologies Holding PLC (1)	5,835	345,315

		716,748

Environmental & Facilities Services — 1.7%
Clean Harbors, Inc. (1)	3,841	394,164

Industrial Machinery — 1.8%
ITT, Inc.	4,364	417,504

Research & Consulting Services — 1.5%
CoStar Group, Inc. (1)	4,073	345,146

Trucking — 2.0%
Old Dominion Freight Line, Inc.	1,664	480,430

Total Industrials		3,312,398

Information Technology — 41.4%

Application Software — 15.0%
2U, Inc. (1)(2)	10,461	387,371
ACI Worldwide, Inc. (1)	7,424	239,276
Cadence Design Systems, Inc. (1)	3,601	588,691
Dropbox, Inc., Class A (1)	10,645	337,553
Guidewire Software, Inc. (1)	2,882	341,402
HubSpot, Inc. (1)	389	266,259
New Relic, Inc. (1)	4,229	338,193
PTC, Inc. (1)	3,237	426,183
Synopsys, Inc. (1)	1,710	568,130

		3,493,058

Communications Equipment — 1.5%
Motorola Solutions, Inc.	1,440	351,677

Data Processing & Outsourced Services — 1.8%
Genpact, Ltd.	7,860	407,777

Electronic Equipment & Instruments — 2.1%
Keysight Technologies, Inc. (1)	2,664	477,868

Internet Services & Infrastructure — 3.5%
GoDaddy, Inc., Class A (1)	4,636	339,865
Palo Alto Networks, Inc. (1)	1,036	477,638

		817,503

IT Consulting & Other Services — 5.8%
Booz Allen Hamilton Holding Corp.	2,846	233,116

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

IT Consulting & Other Services (continued)
CACI International, Inc., Class A (1)	1,222	$314,714
EPAM Systems, Inc. (1)	722	456,889
LiveRamp Holdings, Inc. (1)	7,181	351,869

		1,356,588

Semiconductor Equipment — 4.8%
Brooks Automation, Inc.	3,317	281,812
KLA Corp.	867	294,745
MKS Instruments, Inc.	1,608	236,666
Teradyne, Inc.	2,527	306,879

		1,120,102

Semiconductors — 1.8%
ON Semiconductor Corp. (1)	4,183	185,558
Semtech Corp. (1)	3,456	241,643

		427,201

Systems Software — 3.9%
CommVault Systems, Inc. (1)	4,520	365,984
Dolby Laboratories, Inc., Class A	2,215	219,529
Qualys, Inc. (1)	2,737	321,269

		906,782

Technology Distributors — 1.2%
CDW Corp.	1,432	287,273

Total Information Technology		9,645,829

Real Estate — 2.4%

Industrial REIT’s — 1.2%
First Industrial Realty Trust, Inc.	4,891	273,847

Residential REIT’s — 1.2%
Equity LifeStyle Properties, Inc.	3,320	282,433

Total Real Estate		556,280

Total Common Stocks (identified cost $15,747,741)		23,025,770

Short-Term Investments — 1.4%

Mutual Funds — 1.4%
BMO Government Money Market Fund — Premier Class, 0.010% (4)	317,488	317,488

Total Short-Term Investments (identified cost $317,488)		317,488

Total Investments — 100.3% (identified cost $16,065,229)		23,343,258
Other Assets and Liabilities — (0.3)%		(67,693)

Total Net Assets — 100.0%		$23,275,565

Small-Cap Value Fund

Description	Shares	Value
Common Stocks — 99.0%

Communication Services — 3.0%

Broadcasting — 1.8%
Gray Television, Inc.	35,527	$807,884
TEGNA Inc.	61,406	1,088,114

		1,895,998

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Communication Services (continued)

Interactive Media & Services — 1.2%
Cars.com, Inc. (1)	48,872	$621,652
Yelp, Inc. (1)	17,130	659,676

		1,281,328

Total Communication Services		3,177,326

Consumer Discretionary — 10.1%

Apparel Retail — 1.4%
Abercrombie & Fitch Co., Class A (1)	9,768	349,304
Genesco, Inc. (1)	12,464	773,142
Zumiez, Inc. (1)	10,169	408,692

		1,531,138

Apparel, Accessories & Luxury Goods — 0.9%
Movado Group, Inc.	25,599	925,148

Auto Parts & Equipment — 1.0%
Modine Manufacturing Co. (1)	34,241	425,958
Tenneco, Inc., Class A (1)	40,896	637,977

		1,063,935

Education Services — 0.8%
Graham Holdings Co., Class B	1,475	909,795

General Merchandise Stores — 0.7%
Big Lots, Inc.	16,094	783,134

Homebuilding — 2.7%
Century Communities, Inc.	14,721	1,031,942
M/I Homes, Inc. (1)	8,733	562,318
Meritage Homes Corp. (1)	6,217	693,444
TRI Pointe Homes, Inc. (1)	26,834	637,844

		2,925,548

Leisure Products — 0.4%
Johnson Outdoors, Inc., Class A	3,344	383,858

Specialty Stores — 1.7%
Hibbett Sports, Inc.	12,817	1,226,458
MarineMax, Inc. (1)	12,074	587,038

		1,813,496

Tires & Rubber — 0.5%
Goodyear Tire & Rubber Co. (1)	31,232	494,715

Total Consumer Discretionary		10,830,767

Consumer Staples — 1.3%

Household Products — 1.3%
Central Garden & Pet Co., Class A (1)	20,501	854,277
Spectrum Brands Holdings, Inc.	6,839	533,852

Total Consumer Staples		1,388,129

Energy — 4.8%

Oil & Gas-Equipment & Services — 1.8%
ChampionX Corp. (1)	19,450	453,769
Oceaneering International, Inc. (1)	33,738	414,977
ProPetro Holding Corp. (1)	70,531	545,910
Select Energy Services, Inc., Class A (1)	48,008	256,843
Solaris Oilfield Infrastructure, Inc., Class A	31,877	236,846

		1,908,345

Oil & Gas-Exploration & Production — 1.4%
Bonanza Creek Energy, Inc.	8,733	339,539
Penn Virginia Corp. (1)	40,759	843,711
SM Energy Co.	16,868	322,179

		1,505,429

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Oil & Gas-Refining & Marketing — 1.2%
Renewable Energy Group, Inc. (1)	8,863	$429,147
World Fuel Services Corp.	27,117	877,506

		1,306,653

Oil & Gas-Storage & Transportation — 0.4%
Equitrans Midstream Corp.	46,084	402,313

Total Energy		5,122,740

Financials — 25.7%

Asset Management & Custody Banks — 0.6%
Federated Hermes, Inc., Class B	19,604	663,203

Consumer Finance — 1.4%
Encore Capital Group, Inc. (1)	16,771	825,301
Nelnet, Inc., Class A	7,869	636,444

		1,461,745

Investment Banking & Brokerage — 3.3%
Cowen, Inc., Class A	20,737	747,362
Evercore, Inc., Class A	5,983	835,466
Oppenheimer Holdings, Inc., Class A	7,189	334,936
Stifel Financial Corp.	12,980	896,918
StoneX Group, Inc. (1)	5,790	403,505
Virtu Financial, Inc., Class A	12,651	309,696

		3,527,883

Life & Health Insurance — 0.4%
American Equity Investment Life Holding Co.	12,859	407,502

Property & Casualty Insurance — 2.3%
AMERISAFE, Inc.	6,363	366,191
Employers Holdings, Inc.	17,374	715,287
Kemper Corp.	8,536	585,570
ProAssurance Corp.	32,023	816,586

		2,483,634

Regional Banks — 14.3%
1st Source Corp.	7,366	346,202
Associated Banc-Corp	38,047	784,529
Bancorp, Inc. (1)	43,114	1,063,191
BancorpSouth Bank	15,980	468,693
Banner Corp.	14,960	855,712
Cadence BanCorp	37,245	801,140
Cathay General Bancorp	29,157	1,159,866
Central Pacific Financial Corp.	25,121	635,813
Community Trust Bancorp, Inc.	5,834	243,044
ConnectOne Bancorp, Inc.	15,976	457,073
Financial Institutions, Inc.	7,292	231,594
First Bancorp/Southern Pines NC	10,557	440,860
First Commonwealth Financial Corp.	65,245	882,112
Great Western Bancorp, Inc.	25,662	794,496
Hilltop Holdings, Inc.	23,099	773,124
Independent Bank Corp.	18,816	394,007
International Bancshares Corp.	16,210	678,875
Lakeland Bancorp, Inc.	11,697	197,445
OceanFirst Financial Corp.	34,764	739,083
Peapack Gladstone Financial Corp.	7,884	262,616
Preferred Bank	7,578	484,158
QCR Holdings, Inc.	4,633	240,684
TriCo Bancshares	5,094	201,468
Trustmark Corp.	32,532	1,028,662
Univest Financial Corp.	9,788	265,059
Wintrust Financial Corp.	12,328	922,628

		15,352,134

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Schedules of Investments

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Thrifts & Mortgage Finance — 3.4%
Axos Financial, Inc. (1)	17,530	$849,854
HomeStreet, Inc.	13,676	558,665
NMI Holdings, Inc., Class A (1)	23,275	525,317
TrustCo Bank Corp. NY	8,616	276,487
Washington Federal, Inc.	22,403	746,020
WSFS Financial Corp.	15,014	681,786

		3,638,129

Total Financials		27,534,230

Healthcare — 11.1%

Biotechnology — 4.8%
Alkermes PLC (1)	19,648	614,196
Avid Bioservices, Inc. (1)	17,719	429,509
Coherus Biosciences, Inc. (1)	38,452	614,463
Eagle Pharmaceuticals, Inc. (1)	12,430	663,389
Emergent BioSolutions, Inc. (1)	11,850	747,498
Vanda Pharmaceuticals, Inc. (1)	30,478	510,202
Veracyte, Inc. (1)	16,257	782,124
Vericel Corp. (1)	14,659	794,078

		5,155,459

Healthcare Equipment — 2.3%
AngioDynamics, Inc. (1)	28,097	795,145
CONMED Corp.	4,968	652,497
Integer Holdings Corp. (1)	5,922	585,034
Orthofix Medical, Inc. (1)	11,289	478,654

		2,511,330

Healthcare Facilities — 0.5%
Hanger, Inc. (1)	20,699	494,292

Healthcare Services — 1.2%
Option Care Health, Inc. (1)	29,871	799,049
Tivity Health, Inc. (1)	22,734	528,566

		1,327,615

Healthcare Supplies — 1.2%
Merit Medical Systems, Inc. (1)	11,074	794,781
Neogen Corp. (1)	10,634	465,557

		1,260,338

Healthcare Technology — 1.1%
Computer Programs & Systems, Inc.	15,406	547,991
HealthStream, Inc. (1)	19,422	590,235

		1,138,226

Total Healthcare		11,887,260

Industrials — 17.7%

Air Freight & Logistics — 1.0%
Atlas Air Worldwide Holdings, Inc. (1)	7,747	566,848
Hub Group, Inc., Class A (1)	7,954	558,371

		1,125,219

Building Products — 1.5%
Griffon Corp.	17,759	429,768
Masonite International Corp. (1)	5,245	627,722
Quanex Building Products Corp.	22,758	536,178

		1,593,668

Construction & Engineering — 3.4%
EMCOR Group, Inc.	11,507	1,398,101
Granite Construction, Inc.	12,043	488,223
MYR Group, Inc. (1)	8,911	926,833

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Construction & Engineering (continued)
Northwest Pipe Co. (1)	8,265	$214,229
Primoris Services Corp.	26,209	673,571

		3,700,957

Construction Machinery & Heavy Trucks — 0.7%
Astec Industries, Inc.	8,653	529,045
Miller Industries, Inc.	5,723	213,010

		742,055

Electrical Components & Equipment — 0.6%
Regal Beloit Corp.	3,967	592,749

Environmental & Facilities Services — 0.9%
Clean Harbors, Inc. (1)	9,549	979,918

Human Resource & Employment Services — 1.1%
Heidrick & Struggles International, Inc.	6,975	301,460
TrueBlue, Inc. (1)	32,143	878,468

		1,179,928

Industrial Machinery — 2.1%
Columbus McKinnon Corp.	13,068	601,781
Hillenbrand, Inc.	21,214	984,754
Mueller Industries, Inc.	14,234	634,979

		2,221,514

Office Services & Supplies — 0.7%
Interface, Inc.	27,642	397,492
Kimball International, Inc., Class B	24,686	307,834

		705,326

Trading Companies & Distributors — 3.6%
Applied Industrial Technologies, Inc.	8,028	712,967
Boise Cascade Co.	15,569	900,667
DXP Enterprises, Inc. (1)	12,078	362,098
H&E Equipment Services, Inc.	20,200	687,810
Herc Holdings, Inc. (1)	4,315	567,207
NOW, Inc. (1)	79,892	613,570

		3,844,319

Trucking — 2.1%
ArcBest Corp.	11,482	766,194
Ryder System, Inc.	7,119	565,889
Schneider National, Inc., Class B	20,285	457,224
Werner Enterprises, Inc.	10,636	501,594

		2,290,901

Total Industrials		18,976,554

Information Technology — 8.1%

Communications Equipment — 0.4%
Digi International, Inc. (1)	20,317	446,568

Data Processing & Outsourced Services — 0.7%
Maximus, Inc.	8,563	745,752

Electronic Components — 0.6%
Vishay Intertechnology, Inc.	31,821	699,107

Electronic Manufacturing Services — 1.8%
Fabrinet (1)	7,522	774,917
Plexus Corp. (1)	8,381	769,627
Sanmina Corp. (1)	10,977	433,372

		1,977,916

Semiconductor Equipment — 2.9%
Amkor Technology, Inc.	53,831	1,478,737
Onto Innovation, Inc. (1)	1	74
Photronics, Inc. (1)	56,153	846,226
Ultra Clean Holdings, Inc. (1)	16,084	743,724

		3,068,761

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Semiconductors — 1.1%
Diodes, Inc. (1)	11,765	$1,139,205

Technology Distributors — 0.6%
ePlus, Inc. (1)	5,898	638,281

Total Information Technology		8,715,590

Materials — 4.6%

Commodity Chemicals — 3.1%
Cabot Corp.	15,172	810,185
Koppers Holdings, Inc. (1)	20,271	666,916
Orion Engineered Carbons SA (1)	43,680	771,825
Tronox Holdings PLC, Class A	48,774	1,030,595

		3,279,521

Paper Products — 0.6%
Glatfelter Corp.	38,584	609,627

Steel — 0.9%
Commercial Metals Co.	20,789	678,137
Haynes International, Inc.	8,502	333,704

		1,011,841

Total Materials		4,900,989

Real Estate — 10.1%

Healthcare REIT’s — 2.0%
CareTrust REIT, Inc.	29,508	648,881
Healthcare Realty Trust, Inc.	19,441	583,813
Sabra Health Care REIT, Inc.	56,720	907,520

		2,140,214

Industrial REIT’s — 2.7%
EastGroup Properties, Inc.	3,065	552,497
First Industrial Realty Trust, Inc.	17,812	997,294
STAG Industrial, Inc.	32,071	1,355,000

		2,904,791

Office REIT’s — 0.3%
Piedmont Office Realty Trust, Inc., Class A	17,813	317,428

Residential REIT’s — 0.7%
UMH Properties, Inc.	34,595	819,901

Retail REIT’s — 2.8%
Acadia Realty Trust	32,102	681,204
Kite Realty Group Trust	23,704	480,243
SITE Centers Corp.	59,105	952,182
Tanger Factory Outlet Centers, Inc.	54,114	904,786

		3,018,415

Specialized REIT’s — 1.6%
National Storage Affiliates Trust	17,730	1,015,043
PotlatchDeltic Corp.	13,056	678,259

		1,693,302

Total Real Estate		10,894,051

Utilities — 2.5%

Electric Utilities — 1.0%
Portland General Electric Co.	20,534	1,054,421

Gas Utilities — 0.7%
Southwest Gas Holdings, Inc.	11,071	778,402

Independent Power Producers & Energy Traders — 0.5%
Clearway Energy, Inc., Class C	18,365	576,477

Description	Shares	Value
Common Stocks (continued)

Utilities (continued)

Multi-Utilities — 0.3%
Unitil Corp.	6,686	$331,626

Total Utilities		2,740,926

Total Common Stocks (identified cost $84,996,320)		106,168,562

Short-Term Investments — 0.9%

Mutual Funds — 0.9%
BMO Government Money Market Fund — Premier Class, 0.010% (4)	895,573	895,573

Total Short-Term Investments (identified cost $895,573)		895,573

Total Investments — 99.9% (identified cost $85,891,893)		107,064,135
Other Assets and Liabilities — 0.1%		148,146

Total Net Assets — 100.0%		$107,212,281

Small-Cap Growth Fund

Description	Shares	Value
Common Stocks — 98.6%

Communication Services — 2.2%

Advertising — 1.1%
TechTarget, Inc. (1)	15,779	$1,334,588

Broadcasting — 1.1%
iHeartMedia, Inc. (1)	54,375	1,352,850

Total Communication Services		2,687,438

Consumer Discretionary — 14.4%

Apparel Retail — 0.8%
Genesco, Inc. (1)	15,872	984,540

Auto Parts & Equipment — 1.1%
Gentherm, Inc. (1)	15,055	1,292,020

Casinos & Gaming — 2.2%
Golden Entertainment, Inc. (1)	33,555	1,601,245
Scientific Games Corp. (1)	14,886	1,077,002

		2,678,247

Consumer Electronics — 1.2%
Sonos, Inc. (1)	37,531	1,491,107

Footwear — 2.6%
Crocs, Inc. (1)	13,633	1,947,065
Deckers Outdoor Corp. (1)	2,803	1,172,915

		3,119,980

Homebuilding — 2.5%
Cavco Industries, Inc. (1)	4,804	1,227,422
Skyline Champion Corp. (1)	29,469	1,848,296

		3,075,718

Homefurnishing Retail — 0.9%
Sleep Number Corp. (1)	12,276	1,135,653

Internet & Direct Marketing Retail — 1.2%
Shutterstock, Inc.	12,987	1,496,882

Leisure Products — 1.3%
YETI Holdings, Inc. (1)	16,119	1,601,261

Restaurants — 0.6%
Shake Shack, Inc. (1)	8,352	724,536

Total Consumer Discretionary		17,599,944

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Schedules of Investments

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Staples — 2.3%

Food Retail — 0.7%
Sprouts Farmers Market, Inc. (1)	36,182	$900,932

Household Products — 0.8%
Central Garden & Pet Co., Class A (1)	23,016	959,077

Packaged Foods & Meats — 0.8%
Freshpet, Inc. (1)	7,559	968,610

Total Consumer Staples		2,828,619

Energy — 1.5%

Oil & Gas-Equipment & Services — 0.8%
ChampionX Corp. (1)	41,707	973,024

Oil & Gas-Refining & Marketing — 0.7%
Renewable Energy Group, Inc. (1)	17,204	833,018

Total Energy		1,806,042

Financials — 1.8%

Property & Casualty Insurance — 0.9%
AMERISAFE, Inc.	20,105	1,157,043

Regional Banks — 0.9%
Great Western Bancorp, Inc.	34,269	1,060,968

Total Financials		2,218,011

Healthcare — 30.7%

Biotechnology — 11.8%
ACADIA Pharmaceuticals, Inc. (1)	29,491	516,387
Albireo Pharma, Inc. (1)(2)	18,847	575,776
Amicus Therapeutics, Inc. (1)	80,192	913,387
Atara Biotherapeutics, Inc. (1)	48,458	725,901
Avid Bioservices, Inc. (1)	56,470	1,368,833
CareDx, Inc. (1)	11,669	855,104
Coherus Biosciences, Inc. (1)	61,469	982,275
Dicerna Pharmaceuticals, Inc. (1)	31,705	652,489
Halozyme Therapeutics, Inc. (1)	33,240	1,395,748
Organogenesis Holdings, Inc. (1)	37,944	647,325
Protagonist Therapeutics, Inc. (1)	23,726	1,150,711
PTC Therapeutics, Inc. (1)	16,823	734,324
Puma Biotechnology, Inc. (1)	77,855	589,362
Radius Health, Inc. (1)	50,122	694,691
Sangamo Therapeutics, Inc. (1)	67,030	664,267
Vericel Corp. (1)(2)	25,518	1,382,310
Xencor, Inc. (1)	18,867	639,025

		14,487,915

Healthcare Equipment — 3.2%
AngioDynamics, Inc. (1)	45,163	1,278,113
Axogen, Inc. (1)	60,138	1,025,954
Cardiovascular Systems, Inc. (1)	21,657	775,104
iRhythm Technologies, Inc. (1)	16,454	786,501

		3,865,672

Healthcare Facilities — 1.0%
Select Medical Holdings Corp.	34,708	1,199,856

Healthcare Services — 3.1%
Castle Biosciences, Inc. (1)	15,812	1,213,255
Option Care Health, Inc. (1)	60,435	1,616,636
R1 RCM, Inc. (1)	51,122	1,008,126

		3,838,017

Healthcare Supplies — 3.6%
BioLife Solutions, Inc. (1)	25,894	1,511,174
Merit Medical Systems, Inc. (1)	17,377	1,247,147
Neogen Corp. (1)	23,197	1,015,565

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Supplies (continued)
SI-BONE, Inc. (1)	27,020	$659,558

		4,433,444

Healthcare Technology — 4.6%
Inovalon Holdings, Inc., Class A (1)	36,757	1,501,523
Inspire Medical Systems, Inc. (1)	5,545	1,239,640
Omnicell, Inc. (1)	7,460	1,158,314
Phreesia, Inc. (1)	24,319	1,740,025

		5,639,502

Life Sciences Tools & Services — 2.2%
Medpace Holdings, Inc. (1)	9,292	1,694,396
Quanterix Corp. (1)	19,425	991,646

		2,686,042

Pharmaceuticals — 1.2%
Aerie Pharmaceuticals, Inc. (1)(2)	47,556	709,060
Collegium Pharmaceutical, Inc. (1)	35,664	732,182

		1,441,242

Total Healthcare		37,591,690

Industrials — 16.1%

Air Freight & Logistics — 1.5%
Echo Global Logistics, Inc. (1)	24,849	817,035
Hub Group, Inc., Class A (1)	15,247	1,070,340

		1,887,375

Building Products — 0.7%
Gibraltar Industries, Inc. (1)	11,510	859,337

Construction & Engineering — 2.4%
EMCOR Group, Inc.	9,613	1,167,979
Infrastructure and Energy Alternatives, Inc. (1)	71,601	918,641
Primoris Services Corp.	33,597	863,443

		2,950,063

Construction Machinery & Heavy Trucks — 1.5%
Astec Industries, Inc.	12,177	744,502
Terex Corp.	22,523	1,149,799

		1,894,301

Environmental & Facilities Services — 1.2%
Covanta Holding Corp.	73,977	1,483,239

Industrial Machinery — 4.6%
Evoqua Water Technologies Corp. (1)	34,988	1,361,733
Hillenbrand, Inc.	21,811	1,012,467
Mueller Industries, Inc.	27,378	1,221,332
Mueller Water Products, Inc., Class A	67,199	1,116,847
Tennant Co.	12,252	906,403

		5,618,782

Research & Consulting Services — 1.9%
Huron Consulting Group, Inc. (1)	20,469	1,010,554
ICF International, Inc.	13,359	1,251,204

		2,261,758

Trading Companies & Distributors — 1.5%
Applied Industrial Technologies, Inc.	11,166	991,653
NOW, Inc. (1)	117,312	900,956

		1,892,609

Trucking — 0.8%

Marten Transport, Ltd.	59,592	929,039

Total Industrials		19,776,503

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology — 24.2%

Application Software — 10.2%
2U, Inc. (1)(2)	19,930	$738,008
Avaya Holdings Corp. (1)	45,829	924,371
ChannelAdvisor Corp. (1)	50,861	1,303,059
Digital Turbine, Inc. (1)	17,991	1,051,574
Mimecast, Ltd. (1)	25,968	1,812,826
Mitek Systems, Inc. (1)	55,317	1,237,441
Sprout Social, Inc. (1)	17,132	2,083,251
SPS Commerce, Inc. (1)	12,419	1,683,147
Upland Software, Inc. (1)	21,213	826,883
Yext, Inc. (1)	64,381	870,431

		12,530,991

Data Processing & Outsourced Services — 2.1%
ExlService Holdings, Inc. (1)	9,741	1,199,507
TTEC Holdings, Inc.	13,054	1,376,675

		2,576,182

Electronic Components — 1.2%
Rogers Corp. (1)	7,137	1,515,970

Electronic Equipment & Instruments — 0.7%
Advanced Energy Industries, Inc.	10,023	903,874

Electronic Manufacturing Services — 0.8%
Plexus Corp. (1)	10,353	950,716

Internet Services & Infrastructure — 0.4%
Brightcove, Inc. (1)	46,187	524,684

Internet Software & Services — 0.5%
Quotient Technology, Inc. (1)	82,676	600,228

IT Consulting & Other Services — 0.9%
LiveRamp Holdings, Inc. (1)	23,414	1,147,286

Semiconductor Equipment — 3.3%
Brooks Automation, Inc.	11,528	979,419
Cohu, Inc. (1)	24,783	884,257
FormFactor, Inc. (1)	26,369	1,025,227
Photronics, Inc. (1)	73,421	1,106,454

		3,995,357

Semiconductors — 2.0%
Power Integrations, Inc.	12,709	1,380,706
Silicon Laboratories, Inc. (1)	6,479	1,021,220

		2,401,926

Systems Software — 2.1%
CommVault Systems, Inc. (1)	17,874	1,447,258
Tenable Holdings, Inc. (1)	23,838	1,057,692

		2,504,950

Total Information Technology		29,652,164

Materials — 3.1%

Commodity Chemicals — 0.8%
Trinseo SA	20,269	1,052,569

Construction Materials — 1.3%
Summit Materials, Inc., Class A (1)	46,952	1,580,874

Diversified Metals & Mining — 1.0%
Materion Corp.	16,726	1,221,500

Total Materials		3,854,943

Real Estate — 2.3%

Industrial REIT’s — 2.3%
EastGroup Properties, Inc.	7,710	1,389,805

Description	Shares	Value
Common Stocks (continued)

Real Estate (continued)

Industrial REIT’s (continued)
STAG Industrial, Inc.	33,214	$1,403,291

Total Real Estate		2,793,096

Total Common Stocks (identified cost $84,626,664)		120,808,450

Short-Term Investments — 1.9%

Collateral Investment for Securities on Loan — 0.5%

BMO Government Money Market Fund — Premier Class, 0.010% (3)(4)	590,121	590,121

Mutual Funds — 1.4%
BMO Government Money Market Fund — Premier Class, 0.010% (4)	1,688,830	1,688,830

Total Short-Term Investments (identified cost $2,278,951)		2,278,951

Total Investments — 100.5% (identified cost $86,905,615)		123,087,401
Other Assets and Liabilities — (0.5)%		(605,573)

Total Net Assets — 100.0%		$122,481,828

Disciplined International Equity Fund

Description	Shares	Value
Common Stocks — 98.0%

Australia — 8.2%
BHP Group, Ltd. (2)	43,066	$1,436,939
Brambles, Ltd.	61,685	546,472
Commonwealth Bank of Australia	11,267	825,226
CSL, Ltd.	5,180	1,182,074
Fortescue Metals Group, Ltd.	20,755	318,850
Rio Tinto PLC	25,809	1,909,722
Santos, Ltd.	129,765	574,324

		6,793,607

Britain — 1.9%
Ashtead Group PLC	4,187	327,545
Barclays PLC	398,813	1,013,821
Spectris PLC	4,092	221,660

		1,563,026

China — 1.8%
UBS Group AG	89,981	1,501,403

Denmark — 3.9%
Bayerische Motoren Werke AG	5,621	533,416
Carlsberg A/S, Class B	7,229	1,261,993
Daimler AG	4,165	351,231
Novo Nordisk A/S, Class B	6,215	619,408
Pandora A/S	4,133	494,789

		3,260,837

Faeroe Islands — 0.5%
AP Moller — Maersk A/S	136	385,875

Finland — 1.1%
Valmet OYJ	21,864	876,709

France — 7.4%
Cie de Saint-Gobain	12,338	894,336
Cie Generale des Etablissements Michelin SCA	7,184	1,162,528

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Schedules of Investments

Disciplined International Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

France (continued)
L’Oreal SA	695	$325,212
LVMH Moet Hennessy Louis Vuitton SE	539	398,911
Sanofi	7,672	793,725
Sartorius Stedim Biotech	2,512	1,523,361
Schneider Electric SE	3,395	606,508
Societe Generale SA	13,190	415,050

		6,119,631

Germany — 3.3%
Brenntag SE	4,212	424,920
Deutsche Boerse AG	3,106	535,809
Deutsche Post AG	14,242	1,001,912
SAP SE	5,252	790,418

		2,753,059

Hong Kong — 0.3%
SITC International Holdings Co., Ltd.	66,000	287,678

Italy — 6.0%
A2A SpA	569,270	1,250,228
Azimut Holding SpA	41,631	1,168,926
Buzzi Unicem SpA	15,148	402,077
Enel SpA	201,715	1,837,997
Unipol Gruppo SpA	53,499	317,235

		4,976,463

Japan — 20.8%
AGC, Inc.	9,500	459,392
Astellas Pharma, Inc.	23,700	400,045
Brother Industries, Ltd.	40,800	837,399
CyberAgent, Inc.	30,700	563,966
Daiwa House Industry Co., Ltd.	54,300	1,656,418
Fujitsu, Ltd.	7,000	1,291,642
Hitachi, Ltd.	34,900	1,930,341
KDDI Corp.	25,700	787,247
K’s Holdings Corp.	43,500	476,458
Nitto Denko Corp.	7,500	569,922
Nomura Research Institute, Ltd.	15,900	597,614
Obayashi Corp.	132,700	1,092,816
ORIX Corp.	40,200	749,628
Sekisui House, Ltd.	72,700	1,449,176
Sony Corp.	11,500	1,187,474
Taiheiyo Cement Corp.	34,100	781,713
TIS, Inc.	11,900	336,400
Toyota Motor Corp.	10,000	871,881
Trend Micro, Inc.	7,500	411,080
USS Co., Ltd.	43,500	720,025

		17,170,637

Jersey — 1.4%
Ferguson PLC	7,760	1,120,761

Netherlands — 9.7%
AerCap Holdings NV (1)	12,918	696,668
ASM International NV	3,033	1,176,788
ASML Holding NV	1,720	1,430,763
ASR Nederland NV	7,046	322,134
ING Groep NV	125,292	1,730,881
Koninklijke Ahold Delhaize NV	31,812	1,073,147
NN Group NV	7,792	404,542
PostNL NV	47,380	248,167
Signify NV (5)	17,223	964,336

		8,047,426

Description	Shares	Value
Common Stocks (continued)

Norway — 1.8%
Telenor ASA	44,940	$787,487
Yara International ASA (2)	14,344	720,314

		1,507,801

Singapore — 4.8%
DBS Group Holdings, Ltd.	78,000	1,738,748
Singapore Exchange, Ltd.	132,800	977,887
United Overseas Bank, Ltd.	64,300	1,223,396

		3,940,031

Spain — 0.9%
Endesa SA	30,984	744,858

Sweden — 3.2%
Boliden AB	7,831	273,059
Sandvik AB	20,686	527,371
SKF AB, Class B	60,160	1,533,724
Telefonaktiebolaget LM Ericsson, Class B	27,837	330,001

		2,664,155

Switzerland — 10.8%
Nestle SA	13,950	1,763,115
Novartis AG	18,172	1,682,560
Roche Holding AG	7,129	2,862,888
Sonova Holding AG	1,707	658,008
TE Connectivity, Ltd.	12,978	1,949,555

		8,916,126

United Kingdom — 10.2%
Antofagasta PLC	37,299	746,645
AstraZeneca PLC	4,555	533,184
Berkeley Group Holdings PLC	9,790	649,704
GlaxoSmithKline PLC	87,508	1,758,938
Kingfisher PLC	380,212	1,831,139
Legal & General Group PLC	127,885	475,073
Persimmon PLC	9,081	367,059
Royal Mail PLC	117,468	800,075
Tate & Lyle PLC	47,370	459,534
Unilever PLC	14,058	781,997

		8,403,348

Total Common Stocks (identified cost $69,504,029)		81,033,431

Short-Term Investments — 1.2%

Collateral Investment for Securities on Loan — 0.0%
BMO Government Money Market Fund — Premier Class, 0.010% (3)(4)	15,447	15,447

Mutual Funds — 1.2%
BMO Government Money Market Fund — Premier Class, 0.010% (4)	963,942	963,942

Total Short-Term Investments (identified cost $979,389)		979,389

Total Investments — 99.2% (identified cost $70,483,418)		82,012,820
Other Assets and Liabilities — 0.8%		642,368

Total Net Assets — 100.0%		$82,655,188

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Disciplined International Equity Fund (continued)

Industry	Value	% of Total Net Assets
Apparel	$398,911	0.5%
Auto Manufacturers	1,756,528	2.1
Auto Parts & Equipment	1,162,528	1.4
Banks	8,448,525	10.2
Beverages	1,261,993	1.5
Biotechnology	1,182,074	1.4
Building Materials	2,537,518	3.1
Chemicals	1,715,156	2.1
Commercial Services	874,017	1.1
Computers	1,889,256	2.3
Cosmetics/Personal Care	1,107,209	1.3
Distribution/Wholesale	1,120,761	1.4
Diversified Financial Services	3,432,250	4.1
Electric	3,833,083	4.6
Electrical Components & Equipment	2,408,243	2.9
Electronics	2,171,215	2.6
Engineering & Construction	1,092,816	1.3
Food	3,295,796	4.0
Healthcare-Products	2,181,369	2.6
Home Builders	2,465,939	3.0
Home Furnishings	1,187,474	1.4
Insurance	1,518,984	1.8
Internet	975,046	1.2
Iron/Steel	318,850	0.4
Machinery-Construction & Mining	2,457,712	3.0
Machinery-Diversified	876,709	1.1
Metal Fabricate/Hardware	1,533,724	1.9
Mining	4,366,365	5.3
Oil & Gas	574,324	0.7
Pharmaceuticals	8,650,748	10.5
Real Estate	1,656,418	2.0
Retail	3,522,411	4.3
Semiconductors	2,607,551	3.1
Software	1,126,818	1.4
Telecommunications	1,904,735	2.3
Transportation	2,723,707	3.3
Trucking & Leasing	696,668	0.8

Total Common Stocks	81,033,431	98.0
Collateral Investment for Securities on Loan	15,447	0.0
Mutual Funds	963,942	1.2

Total Investments	82,012,820	99.2
Other Assets and Liabilities	642,368	0.8

Net Assets	$82,655,188	100.0%

Pyrford International Stock Fund

Description	Shares	Value
Common Stocks — 94.8%

Australia — 10.0%
Brambles, Ltd.	1,912,818	$16,945,784
Computershare, Ltd.	1,059,227	12,785,475
Endeavour Group, Ltd. (1)	472,608	2,523,875
QBE Insurance Group, Ltd.	1,199,199	10,378,149
Rio Tinto, Ltd.	80,090	6,565,575
Woodside Petroleum, Ltd.	860,511	12,269,084
Woolworths Group, Ltd.	472,608	14,434,489

		75,902,431

Finland — 2.8%
Kone OYJ, Class B	81,960	6,797,427

Description	Shares	Value
Common Stocks (continued)

Finland (continued)
Sampo OYJ, A Shares	282,679	$14,599,247

		21,396,674

France — 7.4%
Air Liquide SA	85,434	15,315,030
Bureau Veritas SA	365,459	12,129,912
Legrand SA	81,316	9,305,668
Rubis SCA	154,866	5,999,574
Sanofi	134,631	13,928,567

		56,678,751

Germany — 7.8%
Brenntag SE	127,625	12,875,234
Deutsche Post AG	207,023	14,563,884
Fielmann AG	108,564	8,344,973
GEA Group AG	167,581	7,738,748
SAP SE	107,466	16,173,467

		59,696,306

Hong Kong — 4.7%
AIA Group, Ltd.	641,800	7,670,292
China Mobile, Ltd.	1,658,000	10,051,456
Power Assets Holdings, Ltd.	1,509,069	9,478,431
VTech Holdings, Ltd.	841,600	8,175,286

		35,375,465

Indonesia — 1.8%
Bank Rakyat Indonesia Persero Tbk PT	24,021,900	6,619,181
Telkom Indonesia Persero Tbk PT	29,520,800	7,037,386

		13,656,567

Japan — 13.1%
ABC-Mart, Inc. (2)	187,700	10,049,111
Japan Tobacco, Inc.	1,184,868	22,967,150
KDDI Corp.	486,600	14,905,622
Mitsubishi Electric Corp.	1,230,800	16,842,880
Nabtesco Corp. (2)	158,300	6,273,581
Nihon Kohden Corp.	431,700	14,499,218
Sumitomo Rubber Industries, Ltd.	753,500	9,033,918
Toyota Tsusho Corp.	111,500	4,930,669

		99,502,149

Malaysia — 3.1%
Axiata Group Bhd	8,122,067	8,088,852
Malayan Banking Bhd	7,578,728	15,314,245

		23,403,097

Netherlands — 2.9%
Koninklijke Philips NV	133,630	6,159,875
Koninklijke Vopak NV	237,788	10,295,773
Wolters Kluwer NV (2)	47,764	5,494,231

		21,949,879

Norway — 1.8%
Telenor ASA	787,898	13,806,396

Singapore — 5.7%
ComfortDelGro Corp., Ltd.	8,206,900	9,888,935
Singapore Technologies Engineering, Ltd.	1,810,600	5,090,608
Singapore Telecommunications, Ltd.	8,247,207	14,231,485
United Overseas Bank, Ltd.	753,002	14,326,893

		43,537,921

Sweden — 1.6%
Assa Abloy AB, Class B	129,878	4,150,942
Atlas Copco AB, A Shares	64,330	4,416,167

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Schedules of Investments

Pyrford International Stock Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Sweden (continued)
Essity AB, Class B	117,155	$3,757,888

		12,324,997

Switzerland — 11.9%
Geberit AG	6,636	5,545,037
Givaudan SA	1,048	5,258,597
Nestle SA	176,495	22,306,886
Novartis AG	194,919	18,047,701
Roche Holding AG	50,129	20,130,974
Schindler Holding AG	14,958	4,831,642
SGS SA	1,599	5,025,304
Zurich Insurance Group AG	21,862	9,597,078

		90,743,219

Taiwan — 2.9%
Advantech Co., Ltd.	309,359	4,308,823
Chunghwa Telecom Co., Ltd.	1,922,000	7,767,478
Merida Industry Co., Ltd.	107,000	1,231,638
Taiwan Semiconductor Manufacturing Co., Ltd.	388,000	8,596,244

		21,904,183

United Kingdom — 17.3%
BP PLC	1,788,093	7,300,100
British American Tobacco PLC	352,952	13,242,639
Bunzl PLC	238,511	8,643,889
GlaxoSmithKline PLC	767,450	15,425,982
IMI PLC	253,123	6,344,153
Imperial Brands PLC	492,171	10,430,735
Legal & General Group PLC	3,656,379	13,582,882
National Grid PLC	1,089,063	14,094,070
Reckitt Benckiser Group PLC	129,915	9,893,410
Royal Dutch Shell PLC, B Shares	450,022	8,853,780
Unilever PLC	247,722	13,789,812
Vodafone Group PLC	5,985,410	10,036,139

		131,637,591

Total Common Stocks (identified cost $575,214,869)		721,515,626

Preferred Stocks — 1.7%

Germany — 1.7%
Fuchs Petrolub SE	257,955	13,054,320

Total Preferred Stocks (identified cost $9,837,499)		13,054,320

Short-Term Investments — 4.5%

Collateral Investment for Securities on Loan — 1.6%
BMO Government Money Market Fund — Premier Class, 0.010% (3)(4)	11,868,142	11,868,142

Mutual Funds — 2.9%
BMO Government Money Market Fund — Premier Class, 0.010% (4)	22,067,403	22,067,403

Total Short-Term Investments (identified cost $33,935,545)		33,935,545

Total Investments — 101.0% (identified cost $618,987,913)		768,505,491
Other Assets and Liabilities — (1.0)%		(7,341,697)

Total Net Assets — 100.0%		$761,163,794

Industry	Value	% of Total Net Assets
Agriculture	$46,640,524	6.1%
Auto Parts & Equipment	9,033,918	1.2
Banks	36,260,319	4.8
Beverages	2,523,875	0.3
Building Materials	5,545,037	0.7
Chemicals	33,448,861	4.4
Commercial Services	34,101,000	4.5
Computers	17,094,298	2.3
Cosmetics/Personal Care	3,757,888	0.5
Distribution/Wholesale	13,574,558	1.8
Electric	9,478,431	1.3
Electrical Components & Equipment	9,305,668	1.2
Electronics	4,150,942	0.6
Engineering & Construction	5,090,608	0.7
Food	36,741,375	4.8
Gas	20,093,644	2.6
Hand/Machine Tools	4,831,642	0.6
Healthcare-Products	20,659,093	2.7
Home Furnishings	8,175,286	1.1
Household Products/Wares	23,683,222	3.1
Insurance	55,827,648	7.3
Leisure Time	1,231,638	0.2
Machinery-Construction & Mining	21,259,047	2.8
Machinery-Diversified	20,809,756	2.7
Media	5,494,231	0.7
Mining	6,565,575	0.9
Miscellaneous Manufacturing	6,344,153	0.8
Oil & Gas	28,422,964	3.7
Pharmaceuticals	67,533,224	8.9
Pipelines	10,295,773	1.4
Retail	18,394,084	2.4
Semiconductors	8,596,244	1.1
Software	16,173,467	2.1
Telecommunications	85,924,814	11.3
Transportation	24,452,819	3.2

Total Common Stocks	721,515,626	94.8
Preferred Stocks	13,054,320	1.7
Collateral Investment for Securities on Loan	11,868,142	1.6
Mutual Funds	22,067,403	2.9

Total Investments	768,505,491	101.0
Other Assets and Liabilities	(7,341,697)	(1.0)

Net Assets	$761,163,794	100.0%

LGM Emerging Markets Equity Fund

Description	Shares	Value
Common Stocks — 96.3%

Brazil — 1.5%
Raia Drogasil SA	869,400	$4,297,568

China — 23.8%
ANTA Sports Products, Ltd.	245,000	5,040,212
Beijing Sinnet Technology Co., Ltd., Class A	1,325,910	2,872,066
By-health Co., Ltd., Class A	1,670,104	6,498,811
China Resources Gas Group, Ltd.	704,000	4,272,454
Dian Diagnostics Group Co., Ltd., Class A	959,500	4,453,676
Haier Smart Home Co., Ltd., Class H	1,917,600	7,224,178
Hualan Biological Engineering, Inc.	1,023,200	4,659,113
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,801,996	9,482,282
Ping An Insurance Group Co. of China, Ltd.	469,000	3,642,274

(See Notes which are an integral part of the Financial Statements)

BMO Funds

LGM Emerging Markets Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

China (continued)
Tencent Holdings, Ltd.	273,700	$16,934,142
Zhejiang Supor Co., Ltd., Class A	536,618	4,050,871

		69,130,079

Hong Kong — 8.5%
AIA Group, Ltd.	962,400	11,501,852
Hong Kong Exchanges & Clearing, Ltd.	207,400	13,088,084

		24,589,936

India — 26.3%
Biocon, Ltd. (1)	853,279	4,180,053
Colgate-Palmolive India, Ltd.	244,335	5,645,065
HDFC Bank, Ltd.	607,914	13,163,317
Infosys, Ltd.	603,214	14,153,417
Marico, Ltd.	1,019,495	7,617,499
Nestle India, Ltd.	20,523	5,481,608
Reliance Industries, Ltd.	303,387	9,379,097
Tata Consultancy Services, Ltd.	207,373	10,787,685
Torrent Pharmaceuticals, Ltd.	137,298	5,829,864

		76,237,605

Indonesia — 2.2%
Bank Central Asia Tbk PT	2,811,500	6,455,854

Jersey — 2.1%
Wizz Air Holdings PLC (1)(5)	92,162	6,158,054

Mexico — 3.4%
Wal-Mart de Mexico SAB de C.V.	2,794,153	9,915,320

Nigeria — 1.1%
Guaranty Trust Holding Co. PLC	48,352,103	3,209,782

Portugal — 1.9%
Jeronimo Martins SGPS SA	256,237	5,430,808

Russia — 3.6%
Moscow Exchange MICEX-RTS PJSC	4,229,600	10,584,143

South Africa — 3.5%
Clicks Group, Ltd.	358,744	7,472,099
Discovery, Ltd. (1)	299,155	2,651,902

		10,124,001

South Korea — 3.7%
NAVER Corp.	28,254	10,697,750

Taiwan — 10.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,000,000	22,155,268
Win Semiconductors Corp.	603,000	7,191,134

		29,346,402

Thailand — 1.0%
Home Product Center PCL	6,609,000	2,932,093

United Kingdom — 1.0%
Unilever PLC	52,192	2,903,255

United States — 1.4%
Western Union Co.	192,025	4,155,421

Vietnam — 1.2%
FPT Corp.	847,200	3,436,027

Total Common Stocks (identified cost $207,489,661)		279,604,098

Description	Shares or Units	Value
Common Stock Units — 1.1%

Mexico — 1.1%
Fomento Economico Mexicano SAB de C.V.,	363,254	$3,156,316

Total Common Stock Units (identified cost $2,770,876)		3,156,316

Short-Term Investments — 3.3%

Mutual Funds — 3.3%
BMO Government Money Market Fund — Premier Class, 0.010% (4)	9,684,948	9,684,948

Total Short-Term Investments (identified cost $9,684,948)		9,684,948

Total Investments — 100.7% (identified cost $219,945,485)		292,445,362
Other Assets and Liabilities — (0.7)%		(2,009,449)

Total Net Assets — 100.0%		$290,435,913

Industry	Value	% of Total Net Assets
Airlines	$6,158,054	2.1%
Banks	22,828,953	7.9
Biotechnology	8,839,166	3.0
Computers	28,377,129	9.8
Cosmetics/Personal Care	8,548,320	2.9
Diversified Financial Services	27,827,648	9.6
Food	28,012,197	9.7
Gas	4,272,454	1.5
Healthcare-Products	4,453,676	1.5
Home Furnishings	7,224,178	2.5
Housewares	4,050,871	1.4
Insurance	17,796,028	6.1
Internet	27,631,892	9.5
Oil & Gas	9,379,097	3.2
Pharmaceuticals	12,328,675	4.3
Retail	29,657,292	10.2
Semiconductors	29,346,402	10.1
Software	2,872,066	1.0

Total Common Stocks	279,604,098	96.3
Common Stock Units	3,156,316	1.1
Mutual Funds	9,684,948	3.3

Total Investments	292,445,362	100.7

Other Assets and Liabilities	(2,009,449)	(0.7)

Net Assets	$290,435,913	100.0%

Ultra Short Tax-Free Fund*

Description	Principal Amount	Value
Municipals — 93.7%

Alabama — 3.4%
Black Belt Energy Gas District, 0.906%, (LIBOR 1 Month), 12/01/2048, Call 9/1/2023 (6)	$4,500,000	$4,536,935
Chatom Industrial Development Board, 0.250%, 8/01/2037 (6)	5,600,000	5,600,000
Other Securities	9,150,000	9,266,590

		19,403,525

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Schedules of Investments

Ultra Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Alaska — 0.9%
City of Valdez, 0.040%, 5/01/2031, Call 9/15/2021 (6)	$4,300,000	$4,300,000
Other Security	955,000	1,057,549

		5,357,549

Arizona — 0.4%
Other Security	2,250,000	2,263,239

California — 6.7%
California Infrastructure & Economic Development Bank, 0.200%, 1/01/2050, Call 2/1/2022 (5)(6)(7)	6,565,000	6,565,454
California Pollution Control Financing Authority, 0.600%, 8/01/2040 (6)	4,225,000	4,228,948
Tender Option Bond Trust Receipts/Certificates, 0.070%, 8/01/2051, Call 8/1/2029 (5)(6)	8,590,000	8,590,000
Other Securities	19,250,000	19,334,986

		38,719,388

Colorado — 1.1%
Other Securities	6,145,000	6,186,445

Connecticut — 1.8%
Connecticut Housing Finance Authority, 0.500%, 5/15/2060, Call 10/1/2021 (6)	5,000,000	5,000,297
Other Securities	5,035,000	5,221,141

		10,221,438

Florida — 1.4%
Other Securities	8,300,000	8,303,922

Georgia — 5.8%
Burke County Development Authority, 2.250%, 10/01/2032 (6)	4,000,000	4,131,446
Development Authority of Burke County, 0.030%, 11/01/2048, Call 9/15/2021 (6)	8,000,000	8,000,000
Main Street Natural Gas, Inc.
0.590%, (SIFMA Municipal Swap Index Yield), 8/01/2048, Call 9/1/2023 (6)	5,000,000	5,019,205
0.814%, (LIBOR 1 Month), 4/01/2048, Call 6/1/2023 (6)	5,000,000	5,025,416
Other Securities	10,885,000	11,048,152

		33,224,219

Illinois — 10.8%
Chicago Park District, 5.000%, 1/01/2023	4,780,000	5,083,385
Illinois Development Finance Authority, 0.550%, 11/01/2044, Call 10/1/2021 (6)(7)	5,000,000	5,003,194
State of Illinois
5.000%, 11/01/2021	7,000,000	7,055,362
5.000%, 2/01/2022	6,040,000	6,159,939

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Tender Option Bond Trust Receipts/Certificates
0.120%, 12/01/2027 (5)(6)	$10,000,000	$10,000,000
0.120%, 12/01/2027 (5)(6)	5,000,000	5,000,000
Other Securities	23,490,000	24,195,204

		62,497,084

Indiana — 1.3%
Other Securities	7,115,000	7,346,783

Iowa — 1.4%
Other Securities	8,230,000	8,278,367

Kansas — 0.4%
Other Securities	2,475,000	2,476,275

Kentucky — 4.8%
Kentucky Public Energy Authority, 1.184%, (LIBOR 1 Month), 12/01/2049, Call 3/1/2025 (6)	5,000,000	5,120,453
Kentucky Rural Water Finance Corp., 1.250%, 2/01/2022, Call 9/27/2021	4,405,000	4,408,011
Louisville/Jefferson County Metropolitan Government, 0.020%, 6/01/2033, Call 9/15/2021 (6)	11,500,000	11,500,000
Other Securities	6,770,000	6,783,198

		27,811,662

Louisiana — 1.5%
Louisiana Public Facilities Authority, 0.670%, (SIFMA Municipal Swap Index Yield), 9/01/2057, Call 3/1/2023 (6)	5,000,000	5,011,989
Other Securities	3,665,000	3,853,626

		8,865,615

Maryland — 0.7%
Maryland Economic Development Corp., 1.700%, 9/01/2022	4,000,000	4,054,574

Massachusetts — 0.1%
Other Security	500,000	500,041

Michigan — 0.6%
Other Security	3,175,000	3,287,672

Minnesota — 0.5%
Other Security	2,750,000	2,750,459

Mississippi — 1.6%
Other Securities	8,816,000	9,395,449

Nebraska — 1.3%
Nebraska Public Power District, 0.600%, 1/01/2051, Call 1/1/2023 (6)	6,600,000	6,629,791
Other Security	1,000,000	1,034,696

		7,664,487

Nevada — 0.9%
Other Securities	5,165,000	5,170,797

New Hampshire — 0.0%
Other Security	220,000	237,551

New Jersey — 5.7%
Jersey City Municipal Utilities Authority, 3.000%, 7/01/2022	6,000,000	6,133,408

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

New Jersey (continued)
State of New Jersey, 4.000%, 6/01/2023	$7,500,000	$7,993,519
Township of Lyndhurst, 1.000%, 2/04/2022	4,000,000	4,013,468
Other Securities	14,410,000	14,652,572

		32,792,967

New Mexico — 0.6%
Other Securities	3,275,000	3,284,633

New York — 9.6%
City of New York, 0.110%, 4/01/2042, Call 9/15/2021 (6)	8,000,000	8,000,000
City of New York NY, 0.110%, 4/01/2042, Call 9/15/2021 (6)	6,000,000	6,000,000
Metropolitan Transportation Authority, 5.000%, 9/01/2022	6,000,000	6,281,766
New York City Water & Sewer System, 0.010%, 6/15/2050, Call 9/15/2021 (6)	6,000,000	6,000,000
Town of Alabama, 1.000%, 9/30/2021, Call 8/30/2021	4,685,000	4,686,928
Other Securities	23,960,000	24,493,972

		55,462,666

North Carolina — 2.2%
North Carolina Capital Facilities Finance Agency, 0.120%, 7/01/2034 (6)	6,500,000	6,500,000
North Carolina Turnpike Authority, 5.000%, 2/01/2024	4,000,000	4,438,725
Other Securities	1,430,000	1,447,460

		12,386,185

North Dakota — 0.9%
Cass County Joint Water Resource District, 0.480%, 5/01/2024, Call 11/1/2022	5,000,000	5,013,202

Ohio — 2.3%
Port of Greater Cincinnati Development Authority, 3.000%, 5/01/2023, Call 5/1/2022	6,000,000	6,008,433
Other Securities	7,067,000	7,268,811

		13,277,244

Oklahoma — 2.6%
Oklahoma Development Finance Authority
0.100%, 8/15/2031, Call 9/15/2021 (6)	7,405,000	7,405,000
1.625%, 7/06/2023, Call 6/30/2022 (7)	4,400,000	4,442,014
Other Securities	3,000,000	3,114,268

		14,961,282

Pennsylvania — 6.5%
Pennsylvania Economic Development Financing Authority, 0.200%, 8/01/2045 (6)(7)	7,150,000	7,149,768

Description	Principal Amount	Value
Municipals (continued)

Pennsylvania (continued)
Pittsburgh Water & Sewer Authority, AGM, 0.670%, (SIFMA Municipal Swap Index Yield), 9/01/2040, Call 6/1/2023 (6)	$6,800,000	$6,858,028
Tender Option Bond Trust Receipts/Certificates, 0.120%, 12/01/2024 (5)(6)	6,910,000	6,910,000
Other Securities	16,355,000	16,581,123

		37,498,919

South Carolina — 1.1%
Patriots Energy Group Financing Agency, 0.924%, (LIBOR 1 Month), 10/01/2048, Call 11/1/2023 (6)	6,000,000	6,054,634

Tennessee — 0.3%
Other Security	1,860,000	1,934,257

Texas — 6.5%
Port of Arthur Navigation District Industrial Development Corp., 0.050%, 12/01/2040, Call 9/1/2021 (6)	14,800,000	14,800,000
San Antonio Education Facilities Corp., 0.020%, 6/01/2033, Call 9/1/2021 (6)	10,800,000	10,800,000
Other Securities	11,725,000	12,127,845

		37,727,845

Virginia — 1.9%
Westmoreland County Industrial Development Authority, 2.000%, 6/01/2022, Call 12/1/2021	4,300,000	4,319,479
Other Securities	6,550,000	6,588,134

		10,907,613

Washington — 1.5%
Tender Option Bond Trust Receipts/Certificates, 0.180%, 7/01/2026 (5)(6)	6,665,000	6,665,000
Other Security	1,795,000	1,799,391

		8,464,391

West Virginia — 1.0%
County of Harrison, 3.000%, 10/15/2037 (6)(7)	5,000,000	5,012,781
Other Security	1,000,000	1,016,386

		6,029,167

Wisconsin — 2.8%
Burlington Area School District, 1.000%, 9/23/2021	4,300,000	4,302,072
Other Securities	11,735,000	11,808,768

		16,110,840

Wyoming — 0.8%
County of Lincoln, 0.040%, 11/01/2024, Call 9/15/2021 (6)	4,330,000	4,330,000

Total Municipals (identified cost $537,242,416)		540,252,386

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Schedules of Investments

Ultra Short Tax-Free Fund* (continued)

Description	Shares or Principal Amount	Value
Mutual Funds — 4.7%
Nuveen New York AMT-Free Quality Municipal Income Fund	12,000,000	$12,000,000
Nuveen New York AMT-Free Municipal Credit Income Fund	11,320,000	11,320,000
Other Security	40,000	4,000,000

Total Mutual Funds (identified cost $27,320,000)		27,320,000

Short-Term Investments — 0.0%

Repurchase Agreements — 0.0%
Other Security	$188,051	188,051

Total Short-Term Investments (identified cost $188,051)		188,051

Total Investments — 98.4% (identified cost $564,750,467)		567,760,437
Other Assets — 1.6%		9,187,585

Total Net Assets — 100.0%		$576,948,022

Short Tax-Free Fund*

Description	Principal Amount	Value
Municipals — 98.1%

Alabama — 5.0%
Black Belt Energy Gas District, 4.000%, 6/01/2023	$1,000,000	$1,065,257
City of Oxford, 0.160%, 9/01/2041, Call 9/15/2021 (6)	1,745,000	1,745,000
Southeast Energy Authority A Cooperative District, 4.000%, 6/01/2026	1,265,000	1,464,007
Other Securities	2,200,000	2,291,982

		6,566,246

California — 7.3%
California Municipal Finance Authority
0.200%, 10/01/2045 (6)(7)	2,000,000	2,000,000
0.220%, 7/01/2041 (6)(7)	1,250,000	1,250,041
5.000%, 2/01/2022	1,000,000	1,019,960
Golden State Tobacco Securitization Corp., 5.000%, 6/01/2022	1,000,000	1,035,442
Other Securities	4,215,000	4,306,043

		9,611,486

Colorado — 3.2%
Colorado Health Facilities Authority, 5.000%, 8/01/2049, Call 2/1/2025 (6)	1,000,000	1,150,236
Other Securities	3,000,000	3,021,522

		4,171,758

Connecticut — 1.7%
City of New Haven, AGM, 5.000%, 8/01/2024	1,000,000	1,133,514
State of Connecticut, 5.000%, 4/15/2023	1,000,000	1,079,269

		2,212,783

Description	Principal Amount	Value
Municipals (continued)

District of Columbia — 0.9%
Metropolitan Washington Airports Authority, 5.000%, 10/01/2024 (7)	$1,000,000	$1,143,616

Florida — 2.0%
City of Atlantic Beach, 3.250%, 11/15/2024, Call 10/1/2021	1,155,000	1,157,334
Other Securities	1,470,000	1,534,300

		2,691,634

Georgia — 7.1%
Burke County Development Authority, 2.925%, 11/01/2048 (6)	1,250,000	1,329,803
Development Authority of Burke County, 0.030%, 11/01/2048, Call 9/15/2021 (6)	2,000,000	2,000,000
Main Street Natural Gas, Inc.
0.814%, (LIBOR 1 Month), 4/01/2048, Call 6/1/2023 (6)	1,500,000	1,507,625
5.000%, 5/15/2024	1,250,000	1,404,590
Other Securities	3,075,000	3,149,485

		9,391,503

Guam — 0.4%
Other Security	500,000	528,732

Illinois — 17.2%
Chicago Housing Authority, HUD SEC 8, 5.000%, 1/01/2023	1,000,000	1,054,095
City of Chicago Waterworks Revenue, 5.000%, 11/01/2021	1,795,000	1,809,167
Illinois Finance Authority, 0.720%, (SIFMA Municipal Swap Index Yield), 5/01/2042, Call 5/1/2025 (6)	1,250,000	1,253,572
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/01/2023	1,000,000	1,063,471
Railsplitter Tobacco Settlement Authority, 5.000%, 6/01/2023	1,165,000	1,262,391
Sales Tax Securitization Corp., 5.000%, 1/01/2023	1,000,000	1,062,778
State of Illinois
4.000%, 3/01/2024	1,000,000	1,088,841
5.000%, 11/01/2022	2,000,000	2,110,091
University of Illinois, 5.000%, 3/15/2022	1,000,000	1,026,121
Other Securities	10,340,000	11,006,325

		22,736,852

Indiana — 1.2%
City of Whiting, 5.000%, 12/01/2044 (6)(7)	1,000,000	1,211,854
Other Securities	340,000	341,376

		1,553,230

Iowa — 1.5%
PEFA, Inc., 5.000%, 9/01/2049, Call 6/1/2026 (6)	1,000,000	1,202,669
Other Securities	800,000	805,810

		2,008,479

Kentucky — 2.5%
Kentucky Public Energy Authority, 1.184%, (LIBOR 1 Month), 12/01/2049, Call 3/1/2025 (6)	1,000,000	1,024,091
Other Securities	2,250,000	2,351,422

		3,375,513

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Louisiana — 0.0%
Other Security	$5,000	$5,113

Maryland — 0.4%
Other Security	500,000	519,870

Massachusetts — 2.4%
Commonwealth of Massachusetts, 1.700%, 8/01/2043 (6)	1,235,000	1,252,497
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000%, 1/01/2039, Call 1/1/2023 (6)	1,255,000	1,334,830
Other Securities	575,000	620,030

		3,207,357

Michigan — 1.4%
Michigan Finance Authority, 3.500%, 11/15/2044 (6)	1,000,000	1,035,487
Other Security	800,000	870,327

		1,905,814

Mississippi — 2.0%
Mississippi Business Finance Corp., 2.200%, 3/01/2027 (6)(7)	1,250,000	1,313,647
Other Securities	1,250,000	1,354,690

		2,668,337

Missouri — 0.8%
Other Securities	975,000	1,092,534

Nebraska — 0.8%
Central Plains Energy Project, 5.000%, 3/01/2050, Call 10/1/2023 (6)	1,000,000	1,100,775

Nevada — 1.9%
City of North Las Vegas NV, AGM, 5.000%, 6/01/2023	1,000,000	1,084,149
Other Securities	1,345,000	1,374,725

		2,458,874

New Hampshire — 0.5%
Other Securities	555,000	623,848

New Jersey — 3.9%
State of New Jersey, 5.000%, 6/01/2025	1,000,000	1,169,467
Tobacco Settlement Financing Corp., 5.000%, 6/01/2022	1,000,000	1,035,489
Other Securities	2,640,000	2,933,659

		5,138,615

New Mexico — 0.8%
Other Security	1,000,000	1,000,708

New York — 8.7%
City of New York NY, 0.110%, 4/01/2042, Call 9/15/2021 (6)	3,000,000	3,000,000
Metropolitan Transportation Authority
5.000%, 9/01/2022	1,500,000	1,570,442
5.000%, 11/15/2048 (6)	1,000,000	1,140,965
Triborough Bridge & Tunnel Authority, 0.414%, (SOFR), 1/01/2032, Call 11/1/2023 (6)	2,000,000	2,000,625
Other Securities	3,730,000	3,849,763

		11,561,795

Description	Shares or Principal Amount	Value
Municipals (continued)

North Carolina — 0.7%
Other Securities	$950,000	$958,696

Ohio — 3.2%
Other Securities	4,270,000	4,287,130

Oklahoma — 0.5%
Other Security	600,000	605,729

Pennsylvania — 5.2%
Commonwealth Financing Authority, 5.000%, 6/01/2022	1,000,000	1,035,850
Delaware County Industrial Development Authority, 0.010%, 9/01/2045, Call 9/15/2021 (6)	1,200,000	1,200,000
Delaware Valley Regional Finance Authority, 0.080%, 11/01/2055, Call 9/15/2021 (6)	2,000,000	2,000,000
Other Securities	2,570,000	2,625,794

		6,861,644

South Carolina — 0.8%
Other Security	1,000,000	1,009,106

Tennessee — 2.4%
Tennessee Energy Acquisition Corp., 4.000%, 5/01/2048, Call 2/1/2023 (6)	1,000,000	1,056,366
Other Securities	2,030,000	2,161,696

		3,218,062

Texas — 5.2%
Deer Park Independent School District, PSF, 0.280%, 10/01/2042 (6)	1,750,000	1,750,157
Tarrant County Cultural Education Facilities Finance Corp., 5.000%, 11/15/2022	1,000,000	1,054,939
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2025	1,000,000	1,186,039
Other Securities	2,860,000	2,905,908

		6,897,043

Virginia — 2.0%
Other Securities	2,560,000	2,676,436

Washington — 1.5%
State of Washington, 5.000%, 2/01/2022	1,000,000	1,020,426
Other Security	1,000,000	1,001,034

		2,021,460

West Virginia — 1.6%
West Virginia Economic Development Authority, 2.550%, 3/01/2040 (6)	1,000,000	1,052,368
Other Securities	1,075,000	1,115,916

		2,168,284

Wisconsin — 1.4%
Other Securities	1,765,000	1,825,937

Total Municipals (identified cost $127,526,989)		129,804,999

Mutual Funds — 1.0%
Nuveen New York AMT-Free Quality Municipal Income Fund	1,400,000	1,400,000

Total Mutual Funds (identified cost $1,400,000)		1,400,000

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Schedules of Investments

Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Short-Term Investments — 0.2%

Repurchase Agreements — 0.2%
Other Security	$243,356	$243,356

Total Short-Term Investments (identified cost $243,356)		243,356

Total Investments — 99.3% (identified cost $129,170,345)		131,448,355
Other Assets — 0.7%		879,276

Total Net Assets — 100.0%		$132,327,631

Short-Term Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 16.9%

Auto Floor Plan ABS — 0.9%
Ford Credit Floorplan Master Owner Trust A, Class A, (Series 2019-4), 2.440%, 9/15/2026	$2,300,000	$2,420,303

Automobiles — 8.3%
Americredit Automobile Receivables Trust, Class B, (Series 2019-1), 3.130%, 2/18/2025	1,915,000	1,943,768
AmeriCredit Automobile Receivables Trust:
Class A3, (Series 2018-3), 3.380%, 7/18/2023	14,771	14,828
Class C, (Series 2017-3), 2.690%, 6/19/2023	729,839	733,286
Class D, (Series 2017-1), 3.130%, 1/18/2023	1,287,284	1,295,956
BMW Vehicle Lease Trust, Class A3, (Series 2021-1), 0.290%, 1/25/2024	500,000	500,551
Carvana Auto Receivables Trust, Class B, (Series 2019-2A), 2.740%, 12/15/2023 (5)	1,303,809	1,309,042
Chesapeake Funding II LLC, Class A1, (Series 2019-2A), 1.950%, 9/15/2031 (5)	450,444	455,724
Drive Auto Receivables Trust:
Class B, (Series 2020-1), 2.080%, 7/15/2024	1,000,000	1,004,526
Class C, (Series 2018-5), 3.990%, 1/15/2025	445,694	449,920
Class C, (Series 2019-4), 2.510%, 11/17/2025	2,000,000	2,023,218
Ford Credit Auto Lease Trust, Class A3, (Series 2020-B), 0.620%, 8/15/2023	1,000,000	1,002,982
Harley-Davidson Motorcycle Trust, Class A3, (Series 2021-A), 0.370%, 4/15/2026	2,980,000	2,983,599
Mercedes-Benz Master Owner Trust, Class A, (Series 2019-BA), 2.610%, 5/15/2024 (5)	2,375,000	2,415,490
Santander Drive Auto Receivables Trust:
Class C, (Series 2019-3), 2.490%, 10/15/2025	646,117	650,861

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Automobiles (continued)
Class C, (Series 2020-4), 1.010%, 1/15/2026	$1,500,000	$1,512,573
Tesla Auto Lease Trust, Class C, (Series 2018-B), 4.360%, 10/20/2021 (5)	2,594,253	2,599,839
Toyota Auto Receivables Owner Trust, Class A4, (Series 2021-B), 0.530%, 10/15/2026	1,475,000	1,474,174
Volkswagen Auto Loan Enhanced Trust, Class A4, (Series 2020-1), 1.260%, 8/20/2026	700,000	713,445
World Omni Auto Receivables Trust, Class A3, (Series 2017-B), 1.950%, 2/15/2023	31,765	31,828

		23,115,610

Credit Cards — 1.1%
Synchrony Card Funding LLC, Class A, (Series 2019-A1), 2.950%, 3/15/2025	297,000	301,370
World Financial Network Credit Card Master Trust:
Class A, (Series 2019-B), 2.490%, 4/15/2026	1,775,000	1,807,028
Class A, (Series 2019-C), 2.210%, 7/15/2026	895,000	913,623

		3,022,021

Other Financial — 6.1%
Diamond Resorts Owner Trust:
Class A, (Series 2018-1), 3.700%, 1/21/2031 (5)	693,081	720,248
Class A, (Series 2019-1A), 2.890%, 2/20/2032 (5)	1,206,256	1,243,700
Ford Credit Floorplan Master Owner Trust, Class A2, (Series 2019-3), 0.695% (LIBOR 1 Month + 60 basis points), 9/15/2024 (6)	1,300,000	1,307,305
MMAF Equipment Finance LLC:
Class A3, (Series 2020-A), 0.970%, 4/9/2027 (5)	2,010,000	2,032,596
Class A4, (Series 2017-B), 2.410%, 11/15/2024 (5)	1,639,979	1,654,429
MVW Owner Trust:
Class A, (Series 2019-2A), 2.220%, 10/20/2038 (5)	2,734,739	2,789,475
Class C, (Series 2018-1A), 3.900%, 1/21/2036 (5)	616,292	637,926
NMEF Funding LLC, Class A2, (Series 2021-A), 0.810%, 12/15/2027 (5)	2,000,000	2,001,980
Pawnee Equipment Receivables LLC, Class A2, (Series 2019-1), 2.290%, 10/15/2024 (5)	948,039	956,471
Sierra Timeshare Conduit Receivables Funding LLC, Class B, (Series 2017-1A), 3.200%, 3/20/2034 (5)	449,112	451,833
Sierra Timeshare Receivables Funding LLC, Class A, (Series 2021-1A), 0.990%, 11/20/2037 (5)	1,929,991	1,930,625

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Other Financial (continued)
Westgate Resorts LLC:
Class B, (Series 2018-1A), 3.580%, 12/20/2031 (5)	$403,594	$408,953
Class B, (Series 2020-1A), 3.963%, 3/20/2034 (5)	869,395	896,593

		17,032,134

Pharmaceuticals — 0.5%
Sierra Timeshare Receivables Funding LLC, Class A, (Series 2018-2A), 3.500%, 6/20/2035 (5)	1,246,220	1,290,247

Total Asset-Backed Securities (identified cost $46,753,674)		46,880,315

Collateralized Mortgage Obligations — 5.5%

Federal Home Loan Mortgage Corporation — 1.4%
1.250%, 1/25/2045, (Series 5083)	3,547,833	3,564,892
2.000%, 1/15/2024, (Series 4295)	115,339	116,089
3.000%, 2/15/2031, (Series 4013)	194,634	198,022
4.500%, 8/15/2039, (Series 3778)	106,081	107,947

		3,986,950

Federal National Mortgage Association — 1.1%
2.000%, 4/25/2045, (Series 2021-8)	2,542,225	2,629,432
2.500%, 6/25/2029, (Series 2014-34)	403,966	421,606

		3,051,038

Private Sponsor — 3.0%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 3.071%, 5/20/2036 (6)	71,022	71,513
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	115,704	125,389
Chase Mortgage Finance Trust:
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	81,655	81,814
Class A3, (Series 2006-S4), 6.000%, 12/25/2036	156,354	105,487
FREMF Mortgage Trust:
Class B, (Series 2013-K26), 3.720%, 12/25/2045 (5)(6)	1,250,000	1,293,012
Class C, (Series 2012-K21), 4.065%, 7/25/2045 (5)(6)	1,000,000	1,022,961
Class C, (Series 2014-K36), 4.506%, 12/25/2046 (5)(6)	2,000,000	2,136,637
JP Morgan Mortgage Trust:
Class 3A1, (Series 2007-A2), 2.922%, 4/25/2037 (6)	6,355	5,666
Class A4, (Series 2021-8), 2.500%, 12/25/2051 (5)(6)	981,716	1,011,118
JPMorgan Mortgage Trust, Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	21,869	19,880
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.595%, 11/25/2034 (6)	88,467	92,014
OBX Trust, Class 1A3, (Series 2019-EXP2), 4.000%, 6/25/2059 (5)(6)	1,072,072	1,112,279
Sequoia Mortgage Trust, Class A1, (Series 2016-3), 3.500%, 11/25/2046 (5)(6)	1,110,882	1,134,624

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Private Sponsor (continued)
Wells Fargo Mortgage Backed Securities Trust, Class A1, (Series 2006-AR19), 2.764%, 12/25/2036 (6)	$108,669	$108,450

		8,320,844

Total Collateralized Mortgage Obligations (identified cost $15,408,810)		15,358,832

Commercial Mortgage Securities — 2.0%

Government National Mortgage Association — 0.1%
1.800%, 7/16/2037, (Series 2013-179)	156,654	157,099
2.100%, 4/16/2050, (Series 2016-92)	113,720	114,313

		271,412

Private Sponsor — 1.9%
Cantor Commercial Real Estate Lending, Class A1, (Series 2019-CF2), 2.048%, 11/15/2052	1,057,552	1,079,380
Citigroup Commercial Mortgage Trust, Class A1, (Series 2017-P7), 2.008%, 4/14/2050	34	34
GS Mortgage Securities Corp. Trust 2020-DUNE, Class A, (Series 2020-DUNE), 1.196% (LIBOR 1 Month + 110 basis points), 12/15/2036 (5)(6)	2,000,000	2,011,737
SLIDE 2018-FUN, Class B, (Series 2018-FUN), 1.596% (LIBOR 1 Month + 150 basis points), 6/15/2031 (5)(6)	931,137	930,100
UBS Commercial Mortgage Trust, Class A1, (Series 2017-C3), 1.935%, 8/15/2050	339,259	340,344
WFRBS Commercial Mortgage Trust, Class ASB, (Series 2013-C18), 3.676%, 12/15/2046	941,369	972,015

		5,333,610

Total Commercial Mortgage Securities (identified cost $5,542,397)		5,605,022

Corporate Bonds & Notes — 57.3%

Auto Manufacturers — 5.9%
American Honda Finance Corp.:
1.950%, 5/10/2023	650,000	667,609
2.050%, 1/10/2023	1,000,000	1,023,876
3.450%, 7/14/2023	1,555,000	1,642,068
Ford Motor Credit Co. LLC, 1.416% (LIBOR 3 Month + 127 basis points), 3/28/2022 (6)	1,000,000	1,000,417
General Motors Financial Co., Inc.:
1.683% (LIBOR 3 Month + 155 basis points), 1/14/2022 (6)	750,000	753,767
1.700%, 8/18/2023	1,200,000	1,224,166
3.450%, 1/14/2022	750,000	756,577
4.150%, 6/19/2023	1,000,000	1,058,081
PACCAR Financial Corp.:
1.900%, 2/7/2023	1,000,000	1,022,293
2.650%, 4/6/2023	675,000	700,362
3.400%, 8/9/2023 (2)	1,500,000	1,590,457
Toyota Motor Credit Corp.:
0.400%, 4/6/2023	1,500,000	1,503,419
0.500%, 8/14/2023 (2)	1,500,000	1,506,014
3.350%, 1/8/2024	850,000	906,371

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Schedules of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Auto Manufacturers (continued)
Volkswagen Group of America Finance LLC, 0.875%, 11/22/2023 (5)	$1,100,000	$1,106,730

		16,462,207

Banks — 20.5%
BancorpSouth Bank, 4.125% (LIBOR 3 Month + 247 basis points), 11/20/2029 (6)	1,750,000	1,850,437
Bank of America Corp.:
0.976% (SOFR + 69 basis points), 4/22/2025 (2)(6)	750,000	754,176
0.981% (SOFR + 91 basis points), 9/25/2025 (6)	850,000	852,654
1.125% (LIBOR 3 Month + 100 basis points), 4/24/2023 (6)	2,000,000	2,010,911
3.300%, 1/11/2023	1,000,000	1,041,269
Bank of New York Mellon Corp.:
1.600%, 4/24/2025	1,000,000	1,028,468
3.450%, 8/11/2023	1,000,000	1,061,713
Bank of Nova Scotia, 1.625%, 5/1/2023	2,500,000	2,555,415
Canadian Imperial Bank of Commerce, 3.500%, 9/13/2023	650,000	691,588
Citigroup, Inc.:
2.700%, 10/27/2022	1,000,000	1,026,431
1.085% (LIBOR 3 Month + 96 basis points), 4/25/2022 (6)	1,500,000	1,507,987
Customers Bancorp, Inc., 3.950%, 6/30/2022	1,000,000	1,018,567
Fifth Third Bancorp:
1.625%, 5/5/2023	1,000,000	1,019,813
3.650%, 1/25/2024	1,250,000	1,338,166
First Citizens BancShares, Inc., 3.375% (SOFR + 247 basis points), 3/15/2030 (6)	1,500,000	1,542,131
Flagstar Bancorp, Inc., 4.125% (SOFR + 391 basis points), 11/1/2030 (6)	1,000,000	1,037,073
Goldman Sachs Group, Inc.:
0.673% (SOFR + 57 basis points), 3/8/2024 (6)	2,000,000	2,003,873
3.625%, 1/22/2023 (2)	1,650,000	1,726,075
3.625%, 2/20/2024 (2)	1,000,000	1,071,023
0.627% (SOFR + 54 basis points), 11/17/2023 (6)	1,250,000	1,252,073
Home BancShares, Inc., 5.625% (LIBOR 3 Month + 358 basis points), 4/15/2027 (6)	1,000,000	1,026,536
Huntington Bancshares, Inc., 2.300%, 1/14/2022	1,144,000	1,150,926
Independent Bank Group, Inc., 5.875%, 8/1/2024	1,680,000	1,834,977
JPMorgan Chase & Co.:
0.563% (SOFR + 42 basis points), 2/16/2025 (6)	750,000	748,351
0.697% (SOFR + 58 basis points), 3/16/2024 (6)	750,000	752,748
0.969% (SOFR + 58 basis points), 6/23/2025 (6)	1,500,000	1,504,863
3.200%, 1/25/2023	1,500,000	1,562,823

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
KeyBank NA:
0.423% (SOFR + 34 basis points), 1/3/2024 (6)	$650,000	$650,323
3.375%, 3/7/2023	1,000,000	1,046,521
Mitsubishi UFJ Financial Group, Inc., 3.761%, 7/26/2023	1,000,000	1,063,395
Morgan Stanley:
0.529% (SOFR + 46 basis points), 1/25/2024 (6)	1,250,000	1,251,575
0.560% (SOFR + 47 basis points), 11/10/2023 (6)	750,000	751,428
0.731% (SOFR + 62 basis points), 4/5/2024 (6)	900,000	903,067
0.790% (SOFR + 53 basis points), 5/30/2025 (6)	1,000,000	998,091
PNC Bank NA, 3.500%, 6/8/2023	1,000,000	1,054,198
Royal Bank of Canada:
0.425%, 1/19/2024	1,650,000	1,647,262
0.500%, 10/26/2023	2,000,000	2,005,362
Toronto-Dominion Bank:
0.750%, 6/12/2023	1,000,000	1,007,796
3.250%, 3/11/2024	1,000,000	1,067,865
Truist Bank, 3.689% (LIBOR 3 Month + 74 basis points), 8/2/2024 (2)(6)	700,000	744,286
Truist Financial Corp., 2.200%, 3/16/2023	1,000,000	1,027,904
U.S. Bancorp, 1.450%, 5/12/2025	1,000,000	1,023,502
United Community Banks, Inc., 4.500% (LIBOR 3 Month + 212 basis points), 1/30/2028 (6)	1,000,000	1,027,808
Wells Fargo & Co., 2.625%, 7/22/2022	1,500,000	1,532,233
West Loop BC, 4.000% (LIBOR 3 Month + 187 basis points), 12/1/2027 (6)	2,000,000	2,071,250
Westpac Banking Corp.:
2.500%, 6/28/2022	500,000	509,799
2.800%, 1/11/2022	500,000	504,720

		56,859,452

Beverages — 0.4%
PepsiCo, Inc., 0.400%, 10/7/2023 (2)	1,000,000	1,003,815

Computers — 2.1%
Apple, Inc.:
0.750%, 5/11/2023	1,250,000	1,261,146
1.200%, 2/8/2028	1,175,000	1,163,533
1.700%, 9/11/2022	725,000	736,363
2.400%, 5/3/2023	1,500,000	1,553,979
International Business Machines Corp., 3.375%, 8/1/2023	1,000,000	1,057,018

		5,772,039

Cosmetics/Personal Care — 0.8%
Colgate-Palmolive Co., 2.250%, 11/15/2022	1,300,000	1,332,951
Procter & Gamble Co., 2.150%, 8/11/2022	775,000	789,679

		2,122,630

Diversified Financial Services — 2.1%
AerCap Ireland Capital DAC:
3.500%, 5/26/2022	1,750,000	1,783,632
4.125%, 7/3/2023	1,000,000	1,056,349
American Express Co., 3.400%, 2/22/2024	1,000,000	1,068,019

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Diversified Financial Services (continued)
American Express Credit Corp., 2.700%, 3/3/2022 (2)	$1,000,000	$1,010,594
Capital One Financial Corp.:
3.050%, 3/9/2022	500,000	506,160
3.200%, 1/30/2023	500,000	518,825

		5,943,579

Electric — 1.8%
Entergy Louisiana LLC, 0.620%, 11/17/2023	1,200,000	1,200,563
NextEra Energy Capital Holdings, Inc.:
1.950%, 9/1/2022	1,000,000	1,016,638
3.150%, 4/1/2024	650,000	689,170
Southern Co., 0.600%, 2/26/2024	1,000,000	1,000,134
Xcel Energy, Inc., 0.500%, 10/15/2023 (2)	1,000,000	1,002,413

		4,908,918

Healthcare-Services — 1.6%
Anthem, Inc., 2.950%, 12/1/2022	1,661,000	1,711,743
UnitedHealth Group, Inc.:
2.375%, 8/15/2024	1,200,000	1,264,522
2.875%, 3/15/2023	1,500,000	1,559,909

		4,536,174

Insurance — 0.2%
Aon Corp., 2.200%, 11/15/2022	650,000	664,294

Internet — 1.6%
Amazon.com, Inc.:
0.450%, 5/12/2024	2,350,000	2,351,375
0.800%, 6/3/2025	1,500,000	1,504,001
1.000%, 5/12/2026 (2)	500,000	503,266

		4,358,642

Machinery-Construction & Mining — 1.3%
Caterpillar Financial Services Corp.:
0.650%, 7/7/2023	1,250,000	1,257,759
1.950%, 11/18/2022	775,000	791,501
3.450%, 5/15/2023 (2)	1,500,000	1,580,436

		3,629,696

Machinery-Diversified — 1.5%
John Deere Capital Corp.:
0.450%, 1/17/2024 (2)	750,000	750,543
0.450%, 6/7/2024 (2)	1,400,000	1,400,850
2.800%, 1/27/2023 (2)	1,250,000	1,294,960
2.800%, 3/6/2023	750,000	778,802

		4,225,155

Media — 1.3%
Comcast Corp., 3.700%, 4/15/2024	1,000,000	1,079,747
Walt Disney Co.:
1.650%, 9/1/2022	1,000,000	1,014,408
1.750%, 8/30/2024	1,500,000	1,552,876

		3,647,031

Oil & Gas — 4.7%
BP Capital Markets PLC:
2.500%, 11/6/2022 (2)	1,250,000	1,282,561
3.814%, 2/10/2024 (2)	1,275,000	1,374,864

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Oil & Gas (continued)
Chevron Corp.:
1.141%, 5/11/2023	$1,000,000	$1,015,191
1.554%, 5/11/2025	1,000,000	1,026,025
Equinor ASA, 2.450%, 1/17/2023 (2)	1,000,000	1,029,825
Exxon Mobil Corp.:
2.019%, 8/16/2024	2,250,000	2,347,538
2.397%, 3/6/2022	850,000	856,713
Phillips 66:
0.900%, 2/15/2024	1,000,000	1,000,511
3.700%, 4/6/2023	1,000,000	1,050,009
Shell International Finance BV:
0.375%, 9/15/2023 (2)	1,000,000	1,001,764
3.500%, 11/13/2023 (2)	1,000,000	1,067,252

		13,052,253

Pharmaceuticals — 1.8%
AbbVie, Inc., 3.750%, 11/14/2023	500,000	533,766
Bristol-Myers Squibb Co.:
0.537%, 11/13/2023 (2)	1,000,000	1,000,463
0.750%, 11/13/2025	750,000	745,629
CVS Health Corp.:
2.625%, 8/15/2024	1,000,000	1,053,674
3.700%, 3/9/2023	1,000,000	1,046,932
Johnson & Johnson, 2.625%, 1/15/2025	700,000	742,667

		5,123,131

Pipelines — 1.5%
Energy Transfer Operating LP, 3.600%, 2/1/2023	2,000,000	2,068,747
Kinder Morgan Energy Partners LP, 3.500%, 9/1/2023	1,903,000	1,999,935

		4,068,682

Retail — 1.8%
McDonald’s Corp., 3.350%, 4/1/2023	1,271,000	1,327,254
Walmart, Inc.:
2.650%, 12/15/2024	1,000,000	1,066,307
3.300%, 4/22/2024	1,500,000	1,603,616
3.400%, 6/26/2023	1,000,000	1,055,422

		5,052,599

Savings & Loans — 0.8%
Axos Financial, Inc., 4.875% (SOFR + 476 basis points), 10/1/2030 (6)	1,000,000	1,072,025
Sterling Bancorp, 4.000% (SOFR + 253 basis points), 12/30/2029 (6)	1,000,000	1,040,580

		2,112,605

Software — 2.1%
Microsoft Corp., 2.875%, 2/6/2024	1,500,000	1,583,421
Oracle Corp.:
1.900%, 9/15/2021	525,000	525,321
2.400%, 9/15/2023	1,500,000	1,555,277
2.500%, 5/15/2022	1,000,000	1,012,083
2.950%, 11/15/2024	1,000,000	1,065,313

		5,741,415

Telecommunications — 1.7%
AT&T, Inc.:
0.407%, 12/14/2021	1,500,000	1,498,267
3.900%, 3/11/2024	1,000,000	1,073,425

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Schedules of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Telecommunications (continued)
Verizon Communications, Inc.:
1.118% (LIBOR 3 Month + 100 basis points), 3/16/2022 (6)	$750,000	$753,976
4.150%, 3/15/2024	1,250,000	1,353,911

		4,679,579

Transportation — 1.8%
Union Pacific Corp.:
2.950%, 3/1/2022	1,685,000	1,707,912
3.500%, 6/8/2023	1,500,000	1,580,697
United Parcel Service, Inc., 2.200%, 9/1/2024 (2)	1,549,000	1,617,432

		4,906,041

Total Corporate Bonds & Notes (identified cost $155,991,743)		158,869,937

U.S. Government & U.S. Government Agency Obligations — 15.3%

Federal National Mortgage Association — 0.2%
0.625%, 4/22/2025	500,000	501,620

Sovereign — 1.1%
0.250%, 6/26/2023	1,250,000	1,251,045
0.750%, 2/24/2026	1,875,000	1,875,538

		3,126,583

U.S. Treasury Bonds & Notes —14.0%
0.125%, 7/15/2023	2,500,000	2,497,510
0.125%, 10/15/2023	3,000,000	2,993,613
0.125%, 1/15/2024	1,000,000	996,250
0.125%, 2/15/2024	2,000,000	1,992,109
0.250%, 5/15/2024	1,000,000	997,383
0.250%, 6/15/2024	2,500,000	2,492,578
0.250%, 6/30/2025	1,500,000	1,481,162
0.250%, 9/30/2025	1,000,000	984,570
0.375%, 7/15/2024	2,000,000	1,999,844
1.375%, 6/30/2023	2,000,000	2,043,945
1.375%, 1/31/2025	1,500,000	1,544,736
1.500%, 2/28/2023	1,000,000	1,020,352
1.500%, 9/30/2024	1,500,000	1,550,039
1.625%, 4/30/2023	2,000,000	2,048,867
1.750%, 5/15/2023	2,000,000	2,054,219
1.750%, 7/31/2024	2,000,000	2,079,844
2.125%, 2/29/2024	1,000,000	1,045,625
2.250%, 4/30/2024	2,500,000	2,627,051
2.750%, 7/31/2023	2,000,000	2,097,891
2.750%, 8/31/2023	2,500,000	2,626,660
2.750%, 11/15/2023	1,500,000	1,582,500

		38,756,748

Total U.S. Government & U.S. Government Agency Obligations (identified cost $42,036,435)		42,384,951

U.S. Government Agency-Mortgage Securities — 2.2%

Federal Home Loan Mortgage Corporation — 0.7%
3.000%, 12/9/2022	2,000,000	2,072,301

Federal National Mortgage Association — 1.1%
1.500%, 4/1/2031, (Pool MA4308)	2,074,864	2,123,933
2.000%, 12/1/2040, (Pool MA4204)	503,609	513,069
3.500%, 4/1/2026, (Pool AH9345)	37,839	40,427

Description	Shares or Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal National Mortgage Association (continued)
4.000%, 11/1/2031, (Pool MA0908)	$194,863	$210,734
5.500%, 11/1/2033, (Pool 555880)	59,388	68,061
5.500%, 2/1/2034	44,061	50,143
5.500%, 8/1/2037	94,846	110,111

		3,116,478

Government National Mortgage Association — 0.0%
7.500%, 8/15/2037, (Pool 668905)	11,922	12,290

Sovereign — 0.4%
0.400%, 5/24/2024	1,000,000	1,000,261

Total U.S. Government Agency-Mortgage Securities
(identified cost $6,117,653)		6,201,330

Short-Term Investments — 1.9%

Collateral Investment for Securities on Loan — 1.2%
BMO Government Money Market Fund — Premier Class, 0.010% (3)(4)	3,201,330	3,201,330

Mutual Funds — 0.7%
BMO Government Money Market Fund — Premier Class, 0.010% (4)	2,001,049	2,001,049

Total Short-Term Investments (identified cost $5,202,379)		5,202,379

Total Investments — 101.1% (identified cost $277,053,091)		280,502,766
Other Assets and Liabilities — (1.1)%		(2,999,526)

Total Net Assets — 100.0%		$277,503,240

Intermediate Tax-Free Fund*

Description	Principal Amount	Value
Municipals — 93.6%

Alabama — 2.7%
Black Belt Energy Gas District, 4.000%, 10/01/2049, Call 7/1/2026 (6)	$11,500,000	$13,358,928
Other Securities	36,050,000	39,621,738

		52,980,666

Alaska — 0.3%
Other Securities	5,375,000	5,997,902

Arizona — 2.3%
Other Securities	38,810,000	43,953,437

Arkansas — 0.5%
Other Securities	8,990,000	9,425,067

California — 7.1%
California Municipal Finance Authority, 0.200%, 10/01/2045 (6)(7)	28,000,000	28,000,000
California Pollution Control Financing Authority, 0.180%, 8/01/2023 (5)(6)(7)	10,860,000	10,859,647

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, 5.000%, 5/01/2045, Call 5/1/2029 (7)	$13,500,000	$16,656,636
Other Securities	81,745,000	80,950,060

		136,466,343

Colorado — 2.8%
City & County of Denver, 5.000%, 8/01/2041, Call 8/1/2026	8,000,000	9,488,223
City & County of Denver Airport System Revenue, 5.000%, 11/15/2030, Call 11/15/2027 (7)	5,010,000	6,201,728
Other Securities	33,710,000	38,160,500

		53,850,451

Connecticut — 1.6%
Connecticut State Health & Educational Facilities Authority, 4.000%, 7/01/2038, Call 7/1/2029	5,430,000	6,306,871
Other Securities	21,285,000	25,438,491

		31,745,362

Delaware — 0.4%
Other Securities	6,795,000	7,333,728

District of Columbia — 0.6%
Other Securities	10,845,000	12,165,951

Florida — 5.1%
Miami-Dade County Industrial Development Authority, 0.020%, 5/01/2046, Call 9/15/2021 (6)	9,800,000	9,800,000
Sarasota County Public Hospital District, 5.000%, 7/01/2041, Call 7/1/2028	5,000,000	6,164,687
Volusia County Educational Facility Authority, 5.000%, 10/15/2044, Call 10/15/2029	5,850,000	7,230,523
Other Securities	67,170,000	74,552,058

		97,747,268

Georgia — 6.2%
Development Authority of Burke County, 0.030%, 11/01/2048, Call 9/15/2021 (6)	10,000,000	10,000,000
Development Authority Of Floyd County, 0.020%, 7/01/2022, Call 9/15/2021 (6)	7,000,000	7,000,000
Gainesville & Hall County Hospital Authority, 4.000%, 2/15/2040, Call 2/15/2030	7,000,000	8,277,842
Main Street Natural Gas, Inc.
0.590%, (SIFMA Municipal Swap Index Yield), 8/01/2048, Call 9/1/2023 (6)	10,000,000	10,038,409
0.814%, (LIBOR 1 Month), 4/01/2048, Call 6/1/2023 (6)	11,500,000	11,558,457
4.000%, 8/01/2049, Call 9/1/2024 (6)	6,000,000	6,660,427
Other Securities	61,165,000	66,717,650

		120,252,785

Description	Principal Amount	Value
Municipals (continued)

Guam — 0.1%
Other Securities	$2,310,000	$2,718,338

Hawaii — 0.1%
Other Securities	1,000,000	1,076,712

Idaho — 0.1%
Other Security	1,000,000	1,096,078

Illinois — 17.0%
City of Chicago
5.000%, 1/01/2028	6,000,000	7,444,851
5.000%, 1/01/2040, Call 1/1/2029	9,400,000	11,475,488
5.000%, 1/01/2044, Call 1/1/2029	11,750,000	14,231,266
6.000%, 1/01/2038, Call 1/1/2027	10,000,000	12,442,853
Illinois Finance Authority
5.000%, 5/15/2043, Call 11/15/2028	5,000,000	6,134,731
5.000%, 1/01/2044, Call 1/1/2028	5,000,000	6,007,688
Illinois State Toll Highway Authority, 5.000%, 12/01/2032, Call 1/1/2026	7,790,000	9,211,893
Sales Tax Securitization Corp., 5.250%, 1/01/2043, Call 1/1/2029	5,000,000	6,255,345
State of Illinois
5.000%, 2/01/2026	7,000,000	8,278,339
5.000%, 6/01/2026	5,000,000	5,965,746
5.000%, 10/01/2029, Call 10/1/2028	5,000,000	6,221,731
5.000%, 6/15/2034, Call 6/15/2028	5,000,000	6,140,079
Other Securities	201,767,993	228,324,533

		328,134,543

Indiana — 1.8%
Other Securities	32,245,000	34,547,333

Iowa — 0.6%
Other Securities	9,583,000	10,553,088

Kansas — 0.1%
Other Security	1,000,000	1,048,208

Kentucky — 1.5%
Kentucky Public Energy Authority, 1.184%, (LIBOR 1 Month), 12/01/2049, Call 3/1/2025 (6)	7,000,000	7,168,634
Other Securities	18,400,000	21,847,898

		29,016,532

Louisiana — 0.6%
Other Securities	10,615,000	11,810,598

Maine — 0.4%
Other Securities	5,950,000	6,736,476

Maryland — 0.2%
Other Securities	3,765,000	3,797,566

Massachusetts — 1.1%
Other Securities	18,950,000	21,858,030

Michigan — 2.5%
Other Securities	42,030,000	48,668,801

Minnesota — 0.2%
Other Securities	4,234,031	4,706,619

Mississippi — 0.9%
Other Securities	16,635,000	18,214,132

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Schedules of Investments

Intermediate Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Missouri — 1.6%
Other Securities	$28,155,000	$31,575,368

Nebraska — 0.2%
Other Securities	3,620,000	3,720,582

Nevada — 0.8%
Other Securities	14,800,000	16,306,047

New Hampshire — 0.3%
Other Securities	6,125,000	6,510,082

New Jersey — 3.2%
New Jersey Transportation Trust Fund Authority, BAM TCRs, 5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,118,217
Other Securities	48,550,000	54,945,674

		61,063,891

New Mexico — 0.6%
Other Securities	9,876,488	10,775,255

New York — 7.1%
City of New York, 0.010%, 8/01/2044, Call 9/15/2021 (6)	10,810,000	10,810,000
Metropolitan Transportation Authority
5.000%, 9/01/2022	8,930,000	9,349,362
5.000%, 2/01/2023	9,930,000	10,592,888
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 11/01/2024, Call 11/1/2022	5,715,000	6,040,361
5.000%, 8/01/2036, Call 8/1/2028	5,555,000	7,007,039
New York State Dormitory Authority, 5.000%, 3/15/2027, Call 3/15/2022	7,555,000	7,751,512
New York Transportation Development Corp., 5.000%, 10/01/2035, Call 10/1/2030 (7)	6,000,000	7,638,129
Other Securities	68,345,000	78,122,636

		137,311,927

North Carolina — 0.8%
Other Securities	13,495,000	15,045,774

North Dakota — 0.5%
Other Securities	9,335,000	10,373,619

Ohio — 3.0%
Other Securities	55,750,000	58,636,351

Oklahoma — 0.4%
Other Securities	7,760,000	8,455,607

Oregon — 0.5%
Other Securities	8,525,000	8,673,290

Pennsylvania — 4.0%
Berks County Municipal Authority, 5.000%, 2/01/2040, Call 8/1/2029 (6)	5,985,000	6,997,679
Delaware County Industrial Development Authority, 0.010%, 9/01/2045, Call 9/15/2021 (6)	8,315,000	8,315,000

Description	Principal Amount	Value
Municipals (continued)

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, 0.200%, 8/01/2045 (6)(7)	$7,525,000	$7,524,755
Pennsylvania Turnpike Commission, 5.000%, 6/01/2042, Call 6/1/2027	5,450,000	6,523,760
Other Securities	41,865,000	48,296,714

		77,657,908

Rhode Island — 0.3%
Other Securities	5,925,000	6,078,223

South Carolina — 1.3%
Patriots Energy Group Financing Agency, 0.924%, (LIBOR 1 Month), 10/01/2048, Call 11/1/2023 (6)	8,000,000	8,072,846
Other Securities	14,895,000	16,292,700

		24,365,546

South Dakota — 0.4%
Other Securities	6,680,000	7,194,723

Tennessee — 1.8%
Knox County Health Educational & Housing Facility Board, 5.000%, 1/01/2042, Call 1/1/2027	5,815,000	6,956,661
Tennessee Housing Development Agency, 3.500%, 7/01/2050, Call 7/1/2029	5,705,000	6,334,705
Other Securities	20,045,000	22,068,728

		35,360,094

Texas — 4.6%
City of Houston Airport System Revenue, 5.000%, 7/01/2038, Call 7/1/2028	5,000,000	6,241,954
North Texas Tollway Authority, 5.000%, 1/01/2048, Call 1/1/2028	5,000,000	6,121,356
Other Securities	67,385,000	76,562,808

		88,926,118

U. S. Virgin Islands — 0.2%
Other Securities	3,320,000	3,793,250

Utah — 0.4%
Other Securities	6,710,000	7,106,438

Vermont — 0.0%
Other Security	370,000	389,827

Virginia — 0.5%
Other Securities	7,950,000	8,949,624

Washington — 1.6%
FYI Properties, 5.000%, 6/01/2031, Call 6/1/2028	5,000,000	6,131,549
Other Securities	22,450,000	25,225,635

		31,357,184

West Virginia — 0.3%
Other Securities	5,415,000	6,506,756

Wisconsin — 2.4%
Other Securities	46,570,000	46,868,383

Total Municipals (identified cost $1,672,356,552)		1,808,903,881

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund* (continued)

Description	Shares or Principal Amount	Value
Mutual Funds — 0.9%
Nuveen New York AMT-Free Quality Municipal Income Fund	7,000,000	$7,000,000
Nuveen New York AMT-Free Municipal Credit Income Fund	10,000,000	10,000,000

Total Mutual Funds (identified cost $17,000,000)		17,000,000

Short-Term Investments — 3.6%

Repurchase Agreements — 3.6%
Agreement with Fixed Income Clearing Corp., 0.040%, dated 08/31/2021, to be repurchased at $69,371,383 on 09/1/2021, collateralized by a U.S. Government Treasury Obligation with various maturities to 01/15/2030, with a fair value of $70,758,805.	$69,371,306	69,371,306

Total Short-Term Investments (identified cost $69,371,306)		69,371,306

Total Investments — 98.1% (identified cost $1,758,727,858)		1,895,275,187
Other Assets — 1.9%		37,027,047

Total Net Assets — 100.0%		$1,932,302,234

Strategic Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 0.1%

Federal Home Loan Mortgage Corporation — 0.1%
0.345% (LIBOR 1 Month + 26 basis points), 8/25/2031, (Series T-32) (6)	$123,393	$120,650

Total Asset-Backed Securities (identified cost $123,393)		120,650

Collateralized Mortgage Obligations — 8.5%

Federal National Mortgage Association — 0.1%
0.484% (LIBOR 1 Month + 40 basis points), 4/25/2034, (Series 2004-25) (6)	68,115	68,533
4.000%, 3/25/2041, (Series 2012-21)	93,165	97,698

		166,231

Private Sponsor — 6.2%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	420,105	442,253
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	115,704	125,390
Chase Mortgage Finance Trust:
Class 7A1, (Series 2007-A2), 2.879%, 7/25/2037 (6)	238,697	223,969
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	244,964	245,441

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Private Sponsor (continued)
ChaseFlex Trust , Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	$292	$176
Federal Home Loan Mortgage Corporation, Class M2, (Series 2019-DNA1), 2.735% (LIBOR 1 Month + 265 basis points), 1/25/2049 (5) (6)	886,694	899,047
FREMF Mortgage Trust:
Class B, (Series 2019-K91), 4.397%, 4/25/2051 (5)(6)	1,000,000	1,144,921
Class B, (Series 2019-K95), 4.053%, 8/25/2052 (5)(6)	1,000,000	1,128,272
Class C, (Series 2018-K77), 4.302%, 5/25/2051 (5)(6)	1,000,000	1,096,436
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	38,402	45,417
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.595%, 11/25/2034 (6)	163,219	169,764
Residential Asset Securitization Trust, Class A4, (Series 2005-A8CB), 5.500%, 7/25/2035	498,152	428,948
RFMSI Trust, Class A2, (Series 2006-S4), 6.000%, 4/25/2036	230,911	223,775
Structured Adjustable Rate Mortgage Loan Trust, Class 1A2, (Series 2004-18), 2.653%, 12/25/2034 (6)	232,466	228,629
Wells Fargo Mortgage Backed Securities Trust:
Class A1, (Series 2006-AR19), 2.764%, 12/25/2036 (6)	287,320	286,742
Class A1, (Series 2007-15), 6.000%, 11/25/2037	206,684	204,452
Class A6, (Series 2007-7), 6.000%, 6/25/2037	116,506	114,143

		7,007,775

WL Collateral CMO — 2.2%
Federal Home Loan Mortgage Corporation, Class M2, (Series 2021-HQA1), 2.300% (SOFR30A + 225 basis points), 8/25/2033 (5) (6)	2,000,000	2,025,207
Federal National Mortgage Association, Class 2M2, (Series 2016-C07), 4.434% (LIBOR 1 Month + 435 basis points), 5/25/2029 (6)	487,941	507,230

		2,532,437

Total Collateralized Mortgage Obligations (identified cost $9,257,352)		9,706,443

Commercial Mortgage Securities — 7.3%

Private Sponsor — 7.3%
BANK, Class D, (Series 2018-BN11), 3.000%, 3/15/2061 (5)	850,000	801,993

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Schedules of Investments

Strategic Income Fund (continued)

Description	Principal Amount	Value
Commercial Mortgage Securities (continued)

Private Sponsor (continued)
Commercial Mortgage Trust, Class D, (Series 2013-CR12), 5.241%, 10/10/2046 (5)(6)	$500,000	$318,916
CSAIL Commercial Mortgage Trust, Class B, (Series 2015-C3), 4.266%, 8/15/2048 (6)	500,000	529,724
GS Mortgage Securities Trust:
Class B, (Series 2014-GC24), 4.648%, 9/10/2047 (6)	250,000	260,898
Class D, (Series 2013-GC16), 5.488%, 11/10/2046 (5)(6)	300,000	301,281
JP Morgan Chase Commercial Mortgage Securities Trust, Class D, (Series 2012-C6), 5.310%, 5/15/2045 (6)	750,000	721,598
Morgan Stanley Bank of America Merrill Lynch Trust, Class C, (Series 2016-C29), 4.891%, 5/15/2049 (6)	1,000,000	1,061,706
Wells Fargo Commercial Mortgage Trust:
Class B, (Series 2015-C26), 3.783%, 2/15/2048	750,000	795,307
Class C, (Series 2016-C36), 4.324%, 11/15/2059 (6)	2,000,000	1,793,173
WFRBS Commercial Mortgage Trust:
Class D, (Series 2013-C16), 5.169%, 9/15/2046 (5)(6)	1,000,000	969,459
Class D, (Series 2014-C25), 3.803%, 11/15/2047 (5)(6)	750,000	696,275

Total Commercial Mortgage Securities (identified cost $8,186,955)		8,250,330

Corporate Bonds & Notes — 74.5%

Aerospace/Defense — 1.9%
Boeing Co., 4.875%, 5/1/2025	350,000	391,454
Embraer Netherlands Finance BV, 6.950%, 1/17/2028 (5)	300,000	342,400
Howmet Aerospace, Inc., 6.875%, 5/1/2025	250,000	295,783
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (5)	250,000	265,000
TransDigm, Inc., 5.500%, 11/15/2027	500,000	512,500
TransDigm, Inc.,, 4.625%, 1/15/2029 (5)	350,000	346,062

		2,153,199

Agriculture — 1.5%
Altria Group, Inc., 5.950%, 2/14/2049	500,000	651,053
Bunge, Ltd. Finance Corp., 4.350%, 3/15/2024	500,000	542,320
Vector Group Ltd., 5.750%, 2/1/2029 (5)	550,000	560,312

		1,753,685

Airlines — 1.6%
American Airlines, Inc., 11.750%, 7/15/2025 (5)	500,000	621,375

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Airlines (continued)
British Airways 2020-1 Class A Pass Through Trust, 4.250%, 5/15/2034 (5)	$175,031	$188,208
Delta Air Lines, Inc.:
2.900%, 10/28/2024 (2)	500,000	509,743
3.750%, 10/28/2029 (2)	150,000	152,402
United Airlines Pass Through Trust, 5.875%, 4/15/2029	278,242	310,997

		1,782,725

Auto Manufacturers — 0.8%
Ford Motor Co., 4.750%, 1/15/2043	500,000	540,012
Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028 (5)	350,000	361,393

		901,405

Auto Parts & Equipment — 1.0%
American Axle & Manufacturing, Inc., 6.875%, 7/1/2028	250,000	270,428
DANA, Inc. , 4.250%, 9/1/2030	500,000	520,583
Tenneco, Inc., 7.875%, 1/15/2029 (5)	300,000	337,875

		1,128,886

Banks — 5.0%
Banco Nacional de Costa Rica, 6.250%, 11/1/2023 (5)	1,000,000	1,072,500
Banco Santander SA, 2.749%, 12/3/2030	450,000	452,171
Barclays PLC, 3.811% (H15T1Y + 170 basis points), 3/10/2042 (6)	675,000	734,907
BBVA Bancomer SA, 1.875%, 9/18/2025 (5)	400,000	405,900
CBB International Sukuk Programme Co. SPC, 3.950%, 9/16/2027 (5)	500,000	511,129
CIT Group, Inc., 3.929% (SOFR + 383 basis points), 6/19/2024 (6)	500,000	525,000
Deutsche Bank AG,, 3.729% (SOFR + 276 basis points), 1/14/2032 (6)	575,000	593,901
Freedom Mortgage Corp., 6.625%, 1/15/2027 (5)	750,000	719,302
JPMorgan Chase & Co.:
1.578% (SOFR + 89 basis points), 4/22/2027 (6)	350,000	353,487
2.525% (SOFR + 151 basis points), 11/19/2041 (6)	350,000	339,839

		5,708,136

Beverages — 0.7%
Molson Coors Beverage Co., 4.200%, 7/15/2046	750,000	848,029

Building Materials — 1.6%
Builders FirstSource, Inc., 4.250%, 2/1/2032 (5)	375,000	385,693
Cemex SAB de C.V., 7.375%, 6/5/2027 (5)	350,000	394,188
Cemex SAB de C.V.,, 3.875%, 7/11/2031 (5)	350,000	360,537
US Concrete, Inc., 5.125%, 3/1/2029 (5)	600,000	656,500

		1,796,918

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Strategic Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Chemicals — 2.4%
Ashland LLC, 3.375%, 9/1/2031 (5)	$750,000	$771,836
Braskem Netherlands Finance BV, 4.500%, 1/10/2028 (5)	500,000	543,030
Chemours Co., 5.750%, 11/15/2028 (5)	550,000	583,688
OCP SA, 4.500%, 10/22/2025 (5)	750,000	813,978

		2,712,532

Commercial Services — 3.4%
Alta Equipment Group, Inc., 5.625%, 4/15/2026 (5)	750,000	771,562
Element Fleet Management Corp., 3.850%, 6/15/2025 (5)	350,000	378,198
Gartner, Inc., 3.625%, 6/15/2029 (5)	500,000	515,400
Howard University, 2.801%, 10/1/2023	250,000	259,718
Prime Security Services Borrower LLC, 3.375%, 8/31/2027 (5)	500,000	483,125
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.750%, 4/15/2026 (5)	615,000	666,099
United Rentals North America, Inc., 5.500%, 5/15/2027	750,000	792,045

		3,866,147

Computers — 1.9%
Dell International LLC, 5.300%, 10/1/2029	750,000	914,183
NCR Corp., 5.125%, 4/15/2029 (5)	600,000	622,852
Seagate HDD Cayman:
4.091%, 6/1/2029 (5)	270,000	285,899
4.875%, 6/1/2027	253,000	283,431

		2,106,365

Diversified Financial Services — 1.5%
Ally Financial, Inc., 5.750%, 11/20/2025	400,000	456,898
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (5)	500,000	546,437
Jefferies Finance LLC / JFIN Co-Issuer Corp, 5.000%, 8/15/2028 (5)	700,000	718,417

		1,721,752

Electric — 1.2%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (5)	500,000	559,208
Talen Energy Supply LLC, 6.500%, 6/1/2025	650,000	285,298
Vistra Operations Co. LLC, 4.375%, 5/1/2029 (5)	500,000	508,125

		1,352,631

Electrical Components & Equipment — 0.7%
Energizer Holdings, Inc., 4.750%, 6/15/2028 (5)	750,000	771,563

Electronics — 0.2%
Jabil, Inc., 3.000%, 1/15/2031	250,000	257,781

Engineering & Construction — 0.5%
Fluor Corp., 4.250%, 9/15/2028 (2)	500,000	525,370

Entertainment — 0.6%
International Game Technology PLC, 4.125%, 4/15/2026 (5)	650,000	675,870

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Environmental Control — 0.4%
Stericycle, Inc., 3.875%, 1/15/2029 (5)	$500,000	$509,503

Food — 2.1%
Albertsons Cos. LLC, 5.750%, 3/15/2025	80,000	81,800
JBS USA Food Co., 5.750%, 1/15/2028 (5)	500,000	528,525
MARB BondCo PLC, 3.950%, 1/29/2031 (5)	1,000,000	976,700
Pilgrim’s Pride Corp., 4.250%, 4/15/2031 (5)	750,000	808,566

		2,395,591

Forest Products & Paper — 0.9%
Suzano Austria GmbH, 7.000%, 3/16/2047 (5)	750,000	1,013,272

Gas — 0.4%
National Fuel Gas Co., 2.950%, 3/1/2031	500,000	508,747

Healthcare-Services — 1.9%
Encompass Health Corp., 4.500%, 2/1/2028	250,000	262,188
HCA, Inc., 3.500%, 9/1/2030	500,000	537,322
Laboratory Corp. of America Holdings, 1.550%, 6/1/2026	275,000	278,033
Molina Healthcare, Inc., 4.375%, 6/15/2028 (5)	500,000	525,000
Tenet Healthcare Corp., 7.500%, 4/1/2025 (2)(5)	535,000	573,140

		2,175,683

Home Builders — 0.9%
Forestar Group, Inc., 3.850%, 5/15/2026 (5)	500,000	504,375
Meritage Homes Corp., 3.875%, 4/15/2029 (5)	450,000	479,873

		984,248

Home Furnishings — 0.7%
Whirlpool Corp., 4.750%, 2/26/2029	650,000	771,812

Household Products/Wares — 0.4%
ACCO Brands Corp., 4.250%, 3/15/2029 (5)	500,000	503,088

Insurance — 1.9%
Athene Holding, Ltd., 3.500%, 1/15/2031	500,000	543,815
Brighthouse Financial, Inc., 5.625%, 5/15/2030	500,000	610,347
Sammons Financial Group, Inc., 3.350%, 4/16/2031 (5)	750,000	781,818
SBL Holdings, Inc., 5.000%, 2/18/2031 (5)	250,000	269,307

		2,205,287

Investment Companies — 2.6%
FS KKR Capital Corp., 3.400%, 1/15/2026 (2)	500,000	521,970
Goldman Sachs BDC, Inc., 3.750%, 2/10/2025	750,000	801,848
Icahn Enterprises LP, 4.750%, 9/15/2024	500,000	519,044
Owl Rock Capital Corp., 5.250%, 4/15/2024 (2)	500,000	547,679
Prospect Capital Corp., 3.364%, 11/15/2026	500,000	508,317

		2,898,858

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Schedules of Investments

Strategic Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Iron/Steel — 0.6%
GUSAP III LP, 4.250%, 1/21/2030 (2) (5)	$500,000	$553,850
Vale Overseas, Ltd., 3.750%, 7/8/2030	150,000	160,313

		714,163

Leisure Time — 0.7%
NCL Finance, Ltd., 6.125%, 3/15/2028 (2)(5)	325,000	327,117
Royal Caribbean Cruises, Ltd., 5.250%, 11/15/2022	500,000	512,500

		839,617

Lodging — 0.2%
MGM Resorts International, 6.750%, 5/1/2025	200,000	212,250

Media — 4.7%
AMC Networks, Inc., 5.000%, 4/1/2024	433,000	438,954
CSC Holdings LLC, 3.375%, 2/15/2031 (5)	300,000	285,774
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (5)	500,000	500,340
Sirius XM Radio, Inc.:
3.125%, 9/1/2026 (5)	750,000	765,112
4.000%, 7/15/2028 (5)	500,000	513,213
5.375%, 7/15/2026 (5)	750,000	770,160
Time Warner Cable LLC, 4.500%, 9/15/2042	500,000	559,880
Virgin Media Finance PLC, 5.000%, 7/15/2030 (5)	750,000	777,525
Ziggo BV, 5.500%, 1/15/2027 (5)	650,000	672,646

		5,283,604

Mining — 1.5%
Freeport-McMoRan, Inc., 4.125%, 3/1/2028	600,000	627,750
Kinross Gold Corp., 6.875%, 9/1/2041	750,000	1,062,279

		1,690,029

Miscellaneous Manufacturing — 0.8%
Trinity Industries, Inc., 4.550%, 10/1/2024	830,000	883,419

Oil & Gas — 2.6%
Comstock Resources, Inc., 6.750%, 3/1/2029 (5)	550,000	576,678
EQT Corp., 3.125%, 5/15/2026 (5)	250,000	257,187
Occidental Petroleum Corp., 4.400%, 8/15/2049	500,000	503,192
PBF Holding Co. LLC, 7.250%, 6/15/2025	750,000	525,994
Valero Energy Corp., 2.150%, 9/15/2027	400,000	407,266
W&T Offshore, Inc., 9.750% 2018 Term Loan, 11/1/2023 (5)	700,000	656,299

		2,926,616

Oil & Gas Services — 0.2%
Nine Energy Service, Inc., 8.750%, 11/1/2023 (5)	400,000	194,500

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Packaging & Containers — 0.7%
Berry Global, Inc., 1.570%, 1/15/2026 (5)	$350,000	$353,525
Klabin Austria GmbH, 3.200%, 1/12/2031 (5)	500,000	492,567

		846,092

Pharmaceuticals — 3.9%
AdaptHealth LLC, 4.625%, 8/1/2029 (5)	750,000	753,037
Bausch Health Cos., Inc., 5.000%, 1/30/2028 (5)	500,000	477,758
CVS Health Corp., 2.125%, 9/15/2031	275,000	274,293
HLF Financing Sarl LLC , 4.875%, 6/1/2029 (5)	775,000	777,914
Mylan, Inc., 5.200%, 4/15/2048	700,000	872,630
Teva Pharmaceutical Finance Netherlands III BV:
4.100%, 10/1/2046	800,000	697,424
6.000%, 4/15/2024	500,000	524,270

		4,377,326

Pipelines — 3.1%
Buckeye Partners LP, 4.500%, 3/1/2028 (5)	500,000	517,030
Enable Midstream Partners LP, 4.950%, 5/15/2028	500,000	569,416
Energy Transfer Operating LP, 5.150%, 2/1/2043	750,000	853,177
EQM Midstream Partners LP, 4.000%, 8/1/2024	500,000	512,400
Sunoco Logistics Partners Operations LP, 5.400%, 10/1/2047	900,000	1,090,541

		3,542,564

Real Estate — 0.3%
Howard Hughes Corp., 4.125%, 2/1/2029 (5)	350,000	352,188

Real Estate Investment Trusts — 3.3%
Crown Castle International Corp., 2.900%, 4/1/2041	500,000	491,371
Diversified Healthcare Trust, 4.750%, 2/15/2028	500,000	507,032
Host Hotels & Resorts LP, 3.500%, 9/15/2030	500,000	527,367
iStar, Inc., 4.750%, 10/1/2024 (2)	600,000	637,530
MPT Operating Partnership LP, 4.625%, 8/1/2029	500,000	535,209
SBA Communications Corp., 4.875%, 9/1/2024	500,000	508,125
Service Properties Trust, 4.950%, 10/1/2029	500,000	491,963

		3,698,597

Retail — 3.6%
Bath & Body Works, Inc., 6.950%, 3/1/2033 (2)	500,000	603,705
Foundation Building Materials, Inc., 6.000%, 3/1/2029 (5)	400,000	394,852
Genuine Parts Co., 1.875%, 11/1/2030	350,000	342,034
Grupo Axo SAPI de CV, 5.750%, 6/8/2026 (5)	300,000	306,092
Magic Mergeco, Inc., 7.875%, 5/1/2029 (5)	500,000	515,850
Nordstrom, Inc., 4.250%, 8/1/2031 (2)	750,000	780,542
QVC, Inc., 4.750%, 2/15/2027	500,000	536,415

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Strategic Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Retail (continued)
Ross Stores, Inc., 4.600%, 4/15/2025	$350,000	$393,045
White Cap Buyer LLC, 6.875%, 10/15/2028 (5)	250,000	266,250

		4,138,785

Semiconductors — 0.9%
Broadcom, Inc., 4.750%, 4/15/2029	600,000	697,587
Marvell Technology, Inc., 4.875%, 6/22/2028 (5)	250,000	290,958

		988,545

Software — 2.1%
Citrix Systems, Inc., 3.300%, 3/1/2030	500,000	527,928
MSCI, Inc., 3.625%, 11/1/2031 (5)	1,000,000	1,063,105
VMware, Inc., 3.900%, 8/21/2027	750,000	841,216

		2,432,249

Sovereign — 2.8%
Argentine Government International Bond:
0.500%, 7/9/2030	85,626	33,565
1.000%, 7/9/2029	9,405	3,869
1.125%, 7/9/2035	156,873	55,059
Costa Rica Government International Bond, 5.625%, 4/30/2043 (5)	800,000	746,800

Sovereign — 2.8%
Dominican Republic International Bond, 4.875%, 9/23/2032 (5)	500,000	526,255
Egypt Government International Bond, 5.875%, 2/16/2031 (2)(5)	500,000	495,210
Mexico Government International Bond, 4.280%, 8/14/2041	300,000	321,795
Oman Sovereign Sukuk Co., 4.397%, 6/1/2024 (5)	500,000	520,963
Turkiye Ihracat Kredi Bankasi AS, 5.000%, 9/23/2021 (5)	450,000	451,362

		3,154,878

Telecommunications — 3.0%
Altice France SA, 5.125%, 7/15/2029 (5)	500,000	506,135
Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/1/2026 (5)	550,000	571,313
Telecom Italia SpA, 5.303%, 5/30/2024 (5)	600,000	652,170
T-Mobile USA, Inc., 2.250%, 2/15/2026	350,000	357,875
Turk Telekomunikasyon AS, 4.875%, 6/19/2024 (5)	750,000	784,627
Verizon Communications, Inc., 1.450%, 3/20/2026 (2)	500,000	506,920

		3,379,040

Transportation — 0.8%
Cargo Aircraft Management, Inc., 4.750%, 2/1/2028 (5)	500,000	517,710
Empresa de Transporte de Pasajeros Metro SA, 3.650%, 5/7/2030 (5)	350,000	383,378

		901,088

Total Corporate Bonds & Notes (identified cost $80,270,100)		84,584,633

Description	Shares or Principal Amount	Value
U.S. Government Agency-Mortgage Securities — 0.8%

Federal Home Loan Mortgage Corporation — 0.2%
3.500%, 4/1/2042	$34,720	$37,820
4.500%, 7/1/2040	12,736	14,287
5.000%, 12/1/2022	7,046	7,340
5.000%, 1/1/2040	113,851	130,423
5.500%, 10/1/2021	23	23
5.500%, 7/1/2035	26,280	30,382
6.000%, 12/1/2036	11,215	13,267
6.000%, 12/1/2037	4,454	5,010
7.500%, 4/1/2027	6,068	6,795
8.000%, 8/1/2030	8,076	9,101
8.500%, 9/1/2024	3,148	3,368

		257,816

Federal National Mortgage Association — 0.4%
3.000%, 8/1/2032	109,677	117,061
5.500%, 1/1/2023	13,601	15,139
5.500%, 2/1/2036	66,305	76,967
6.000%, 9/1/2021	1,054	1,053
6.500%, 12/1/2031	9,716	10,994
6.500%, 11/1/2037	19,915	23,411
7.000%, 3/1/2029	19,729	22,753
7.000%, 7/1/2029	53,240	59,151
7.000%, 2/1/2030	39,431	43,637
7.500%, 10/1/2030	5,513	5,734
8.000%, 10/1/2028	66,006	73,224
8.000%, 4/1/2030	16,507	19,817

		468,941

Government National Mortgage Association — 0.2%
5.000%, 4/15/2034	110,613	126,994
7.000%, 8/15/2031	19,791	22,764

		149,758

Total U.S. Government Agency-Mortgage Securities
(identified cost $797,581)		876,515

Short-Term Investments — 11.1%

Collateral Investment for Securities on Loan — 3.2%
BMO Government Money Market Fund — Premier Class, 0.010%, (3)(4)	3,687,907	3,687,907

Mutual Funds — 7.9%
BMO Government Money Market Fund — Premier Class, 0.010% (4)	8,934,037	8,934,037

Total Short-Term Investments (identified cost $12,621,944)		12,621,944

Total Investments — 102.3% (identified cost $111,257,325)		116,160,515
Other Assets and Liabilities — (2.3)%		(2,619,055)

Total Net Assets — 100.0%		$113,541,460

Corporate Income Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 94.8%

Aerospace/Defense — 2.2%
BAE Systems PLC, 1.900%, 2/15/2031 (5)	$1,000,000	$978,804
Boeing Co.:
2.800%, 3/1/2024	2,000,000	2,090,333
4.875%, 5/1/2025	2,000,000	2,236,880
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (5)	2,000,000	2,120,000
TransDigm, Inc., 6.250%, 3/15/2026 (5)	2,000,000	2,105,000

		9,531,017

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Schedules of Investments

Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Agriculture — 3.5%
Altria Group, Inc., 3.700%, 2/4/2051	$3,000,000	$2,912,342
BAT Capital Corp., 4.540%, 8/15/2047	2,750,000	2,946,807
Bunge, Ltd. Finance Corp.:
3.250%, 8/15/2026	1,000,000	1,083,152
3.750%, 9/25/2027	1,800,000	2,001,519
Imperial Brands Finance PLC, 3.500%, 7/26/2026 (5)	1,750,000	1,890,090
Philip Morris International, Inc., 0.875%, 5/1/2026	2,000,000	1,977,793
Vector Group Ltd., 5.750%, 2/1/2029 (5)	2,250,000	2,292,187

		15,103,890

Airlines — 1.1%
Delta Air Lines, Inc.:
2.900%, 10/28/2024	1,960,000	1,998,192
3.750%, 10/28/2029 (2)	1,000,000	1,016,015
United Airlines Pass Through Trust, 5.875%, 4/15/2029	1,530,334	1,710,480

		4,724,687

Auto Manufacturers — 2.9%
Ford Motor Co., 5.291%, 12/8/2046	2,000,000	2,267,700
Ford Motor Credit Co. LLC, 4.134%, 8/4/2025	1,500,000	1,603,125
General Motors Financial Co., Inc.:
4.000%, 1/15/2025	1,000,000	1,087,996
4.350%, 1/17/2027	1,500,000	1,689,296
Hyundai Capital America, 2.650%, 2/10/2025 (5)	2,000,000	2,090,598
Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028 (5)	1,500,000	1,548,825
Toyota Motor Credit Corp., 3.400%, 4/14/2025	2,000,000	2,180,572

		12,468,112

Auto Parts & Equipment — 0.7%
American Axle & Manufacturing, Inc., 6.875%, 7/1/2028 (2)	1,450,000	1,568,484
Tenneco, Inc.:
5.125%, 4/15/2029 (5)	1,000,000	1,038,650
7.875%, 1/15/2029 (5)	500,000	563,125

		3,170,259

Banks — 14.6%
Banco Santander SA, 2.749%, 12/3/2030	2,000,000	2,009,649
Bank of America Corp.:
0.981% (SOFR + 91 basis points), 9/25/2025 (6)	500,000	501,561
2.592% (SOFR + 215 basis points), 4/29/2031 (6)	2,000,000	2,072,157
3.458% (LIBOR 3 Month + 97 basis points), 3/15/2025 (6)	1,000,000	1,067,814
Barclays PLC, 3.811% (H15T1Y + 170 basis points), 3/10/2042 (6)	3,575,000	3,892,283
BBVA Bancomer SA, 1.875%, 9/18/2025 (5)	1,250,000	1,268,438
BNP Paribas SA, 2.824%, 1/26/2041 (5)	2,000,000	1,937,782

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Citigroup, Inc.:
1.550% (LIBOR 3 Month + 143 basis points), 9/1/2023 (6)	$2,000,000	$2,024,267
2.561% (SOFR + 117 basis points), 5/1/2032 (6)	1,000,000	1,029,390
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (5)	2,000,000	2,023,718
Credit Suisse Group AG, 1.305% (SOFR + 98 basis points), 2/2/2027 (2)(5)(6)	2,750,000	2,708,280
Freedom Mortgage Corp., 6.625%, 1/15/2027 (5)	550,000	527,489
Goldman Sachs Group, Inc., 4.223% (LIBOR 3 Month + 130 basis points), 5/1/2029 (6)	1,250,000	1,432,582
HSBC Holdings PLC, 3.973% (LIBOR 3 Month + 161 basis points), 5/22/2030 (6)	2,150,000	2,412,903
JPMorgan Chase & Co.:
1.578% (SOFR + 89 basis points), 4/22/2027 (6)	1,500,000	1,514,943
2.525% (SOFR + 151 basis points), 11/19/2041 (6)	2,100,000	2,039,035
2.739% (SOFR + 151 basis points), 10/15/2030 (6)	3,000,000	3,163,286
3.509% (LIBOR 3 Month + 95 basis points), 1/23/2029 (6)	1,500,000	1,659,310
Lloyds Banking Group PLC, 2.907% (LIBOR 3 Month + 81 basis points), 11/7/2023 (6)	2,000,000	2,055,421
Macquarie Group Ltd., 1.340% (SOFR + 107 basis points), 1/12/2027 (5) (6)	1,500,000	1,496,055
Mizuho Financial Group, Inc., 1.234% (H15T1Y + 67 basis points), 5/22/2027 (6)	3,250,000	3,222,858
Morgan Stanley:
1.593% (SOFR + 88 basis points), 5/4/2027 (6)	1,750,000	1,767,526
1.928% (SOFR + 102 basis points), 4/28/2032 (6)	1,000,000	978,466
2.699% (SOFR + 114 basis points), 1/22/2031 (6)	2,000,000	2,095,828
National Securities Clearing Corp., 0.750%, 12/7/2025 (5)	1,750,000	1,732,781
PNC Financial Services Group, Inc., 2.200%, 11/1/2024	2,000,000	2,099,479
Royal Bank of Canada, 1.200%, 4/27/2026	2,500,000	2,506,675
Societe Generale SA, 1.488% (H15T1Y + 110 basis points), 12/14/2026 (5)(6)	2,000,000	1,990,423
Truist Financial Corp., 0.446% (SOFR + 40 basis points), 6/9/2025 (6)	4,500,000	4,508,820
Wells Fargo & Co.:
1.358% (LIBOR 3 Month + 123 basis points), 10/31/2023 (6)	2,000,000	2,027,068
2.572% (SOFR + 126 basis points), 2/11/2031 (6)	1,000,000	1,039,710
3.584% (LIBOR 3 Month + 131 basis points), 5/22/2028 (6)	2,000,000	2,220,837

		63,026,834

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Beverages — 1.2%
Anheuser-Busch Cos. LLC, 4.900%, 2/1/2046	$2,000,000	$2,553,781
Constellation Brands, Inc., 2.875%, 5/1/2030	500,000	526,975
Molson Coors Beverage Co., 4.200%, 7/15/2046	2,000,000	2,261,411

		5,342,167

Biotechnology — 1.2%
Amgen, Inc., 3.150%, 2/21/2040	1,500,000	1,576,665
Biogen, Inc., 2.250%, 5/1/2030	1,500,000	1,524,452
Regeneron Pharmaceuticals, Inc., 2.800%, 9/15/2050	2,000,000	1,893,696

		4,994,813

Building Materials — 1.0%
Martin Marietta Materials, Inc., 2.400%, 7/15/2031	2,000,000	2,048,893
US Concrete, Inc., 5.125%, 3/1/2029 (5)	2,000,000	2,188,335

		4,237,228

Chemicals — 2.5%
Ashland LLC, 3.375%, 9/1/2031 (5)	1,000,000	1,029,115
Braskem Netherlands Finance BV, 4.500%, 1/10/2028 (5)	1,000,000	1,086,060
Chemours Co., 5.750%, 11/15/2028 (5)	1,000,000	1,061,250
International Flavors & Fragrances, Inc., 3.268%, 11/15/2040 (5)	2,000,000	2,116,974
Mosaic Co., 4.050%, 11/15/2027	1,500,000	1,700,462
Nutrien, Ltd., 4.125%, 3/15/2035	1,000,000	1,155,424
Orbia Advance Corp SAB de C.V.:
5.875%, 9/17/2044 (5)	500,000	633,150
6.750%, 9/19/2042 (5)	1,500,000	2,010,180

		10,792,615

Commercial Services — 0.8%
Element Fleet Management Corp., 3.850%, 6/15/2025 (5)	1,500,000	1,620,851
Quanta Services, Inc., 2.900%, 10/1/2030	1,750,000	1,840,223

		3,461,074

Computers — 2.1%
Apple, Inc., 3.750%, 11/13/2047	2,000,000	2,366,181
Dell International LLC / EMC Corp, 8.350%, 7/15/2046	2,000,000	3,283,314
HP, Inc., 1.450%, 6/17/2026 (5)	2,500,000	2,503,185
NCR Corp., 5.125%, 4/15/2029 (5)	1,000,000	1,038,088

		9,190,768

Diversified Financial Services — 6.0%
BlackRock, Inc., 2.400%, 4/30/2030 (2)	1,000,000	1,051,490
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (5)	2,000,000	2,185,749
Capital One Financial Corp., 3.300%, 10/30/2024	1,250,000	1,344,553
Citadel Finance LLC, 3.375%, 3/9/2026 (5)	3,500,000	3,557,627
Franklin Resources, Inc., 2.950%, 8/12/2051	2,500,000	2,517,507

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Diversified Financial Services (continued)
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	$2,500,000	$3,036,194
Jefferies Finance LLC / JFIN Co-Issuer Corp, 5.000%, 8/15/2028 (5)	1,500,000	1,539,465
Jefferies Financial Group, Inc., 6.625%, 10/23/2043	500,000	688,992
Legg Mason, Inc., 4.750%, 3/15/2026	500,000	578,925
Nasdaq, Inc.:
2.500%, 12/21/2040	2,500,000	2,350,614
3.250%, 4/28/2050	1,000,000	1,025,983
Nomura Holdings, Inc., 2.648%, 1/16/2025	850,000	890,949
Private Export Funding Corp., 1.750%, 11/15/2024	2,000,000	2,074,494
Synchrony Financial, 3.950%, 12/1/2027	2,750,000	3,068,296

		25,910,838

Electric — 3.1%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (5)	750,000	838,813
AEP Transmission Co. LLC, 3.800%, 6/15/2049	2,000,000	2,348,824
Alabama Power Co., 3.750%, 3/1/2045	2,000,000	2,321,750
Duke Energy Florida LLC, 2.500%, 12/1/2029	1,000,000	1,054,389
Duke Energy Progress LLC, 2.900%, 8/15/2051	3,000,000	3,025,421
Public Service Electric and Gas Co.:
0.950%, 3/15/2026	1,000,000	1,000,390
3.200%, 8/1/2049	1,000,000	1,086,652
San Diego Gas & Electric Co., 4.100%, 6/15/2049	1,000,000	1,212,225
Talen Energy Supply LLC, 6.500%, 6/1/2025	1,500,000	658,380

		13,546,844

Electrical Components & Equipment — 0.4%
Energizer Holdings, Inc., 4.750%, 6/15/2028 (5)	1,500,000	1,543,125

Electronics — 0.5%
Jabil, Inc., 3.000%, 1/15/2031	2,000,000	2,062,248

Engineering & Construction — 0.6%
Fluor Corp., 4.250%, 9/15/2028 (2)	2,500,000	2,626,850

Entertainment — 0.4%
International Game Technology PLC, 4.125%, 4/15/2026 (5)	1,800,000	1,871,640

Environmental Control — 0.2%
Stericycle, Inc., 3.875%, 1/15/2029 (5)	925,000	942,580

Food — 2.2%
Flowers Foods, Inc., 2.400%, 3/15/2031	1,000,000	1,011,525
JBS USA Food Co., 5.750%, 1/15/2028 (5)	1,000,000	1,057,050
Kraft Heinz Foods Co., 4.375%, 6/1/2046	1,950,000	2,262,695
Kroger Co., 4.450%, 2/1/2047	1,000,000	1,219,395
MARB BondCo PLC, 3.950%, 1/29/2031 (5)	1,000,000	976,700

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Schedules of Investments

Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Food (continued)
Mars, Inc., 2.375%, 7/16/2040 (5)	$2,000,000	$1,948,552
Pilgrim’s Pride Corp., 4.250%, 4/15/2031 (5)	1,000,000	1,078,088

		9,554,005

Gas — 0.3%
National Fuel Gas Co., 2.950%, 3/1/2031	1,500,000	1,526,240

Healthcare-Products — 0.6%
STERIS Irish FinCo UnLtd Co., 2.700%, 3/15/2031	2,500,000	2,580,968

Healthcare-Services — 2.3%
Anthem, Inc., 2.250%, 5/15/2030	2,000,000	2,037,377
Encompass Health Corp., 4.500%, 2/1/2028	1,000,000	1,048,750
Highmark, Inc., 1.450%, 5/10/2026 (5)	1,000,000	1,001,804
Laboratory Corp. of America Holdings, 1.550%, 6/1/2026	1,500,000	1,516,541
Molina Healthcare, Inc., 4.375%, 6/15/2028 (5)	1,500,000	1,575,000
Tenet Healthcare Corp., 7.500%, 4/1/2025 (5)	700,000	749,903
Universal Health Services, Inc., 2.650%, 10/15/2030 (5)	2,000,000	2,040,480

		9,969,855

Household Products/Wares — 0.5%
ACCO Brands Corp., 4.250%, 3/15/2029 (5)	2,000,000	2,012,350

Insurance — 6.9%
Athene Global Funding, 2.673%, 6/7/2031 (5)	2,250,000	2,308,052
Athene Holding, Ltd., 3.500%, 1/15/2031	1,500,000	1,631,444
Brighthouse Financial, Inc., 5.625%, 5/15/2030	1,000,000	1,220,693
Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,642,000	1,776,207
Five Corners Funding Trust II, 2.850%, 5/15/2030 (5)	1,250,000	1,330,221
High Street Funding Trust II, 4.682%, 2/15/2048 (5)	2,500,000	3,123,182
Lincoln National Corp., 3.625%, 12/12/2026	1,000,000	1,110,493
Nationwide Financial Services, Inc., 3.900%, 11/30/2049 (5)	2,500,000	2,881,397
New York Life Insurance Co., 3.750%, 5/15/2050 (5)	1,000,000	1,155,624
Pacific Life Global Funding II, 1.450%, 1/20/2028 (5)	2,000,000	1,992,295
Prudential Financial, Inc.:
3.700%, 3/13/2051	2,000,000	2,331,830
3.935%, 12/7/2049	1,000,000	1,196,951
Sammons Financial Group, Inc., 3.350%, 4/16/2031 (5)	2,000,000	2,084,849
Teachers Insurance & Annuity Association of America, 3.300%, 5/15/2050 (5)	2,000,000	2,152,668
Unum Group:
4.000%, 3/15/2024	2,000,000	2,151,497
4.000%, 6/15/2029	1,000,000	1,124,122

		29,571,525

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Internet — 2.3%
Amazon.com, Inc.:
3.100%, 5/12/2051	$1,250,000	$1,348,478
4.050%, 8/22/2047	1,500,000	1,855,570
E*TRADE Financial Corp., 3.800%, 8/24/2027	1,500,000	1,682,392
eBay, Inc.:
3.650%, 5/10/2051	1,500,000	1,645,389
4.000%, 7/15/2042	1,500,000	1,699,792
VeriSign, Inc., 2.700%, 6/15/2031	1,500,000	1,544,932

		9,776,553

Investment Companies — 0.9%
FS KKR Capital Corp., 3.400%, 1/15/2026	2,000,000	2,087,880
Icahn Enterprises LP, 4.375%, 2/1/2029	1,000,000	1,004,745
Prospect Capital Corp., 3.364%, 11/15/2026	1,000,000	1,016,634

		4,109,259

Iron/Steel — 0.6%
Nucor Corp., 4.400%, 5/1/2048	2,000,000	2,566,824

Leisure Time — 0.2%
Royal Caribbean Cruises, Ltd., 5.250%, 11/15/2022	1,000,000	1,025,000

Lodging — 0.8%
MGM Resorts International, 6.750%, 5/1/2025	1,375,000	1,459,219
Travel & Leisure Co., 6.000%, 4/1/2027	2,000,000	2,215,570

		3,674,789

Machinery-Construction & Mining — 0.6%
Caterpillar, Inc., 3.803%, 8/15/2042	2,000,000	2,390,132

Machinery-Diversified — 0.4%
Westinghouse Air Brake Technologies Corp., 4.400%, 3/15/2024	1,500,000	1,617,719

Media — 3.2%
Charter Communications Operating LLC, 5.375%, 5/1/2047	2,000,000	2,463,950
Comcast Corp.:
2.887%, 11/1/2051 (5)	2,000,000	1,991,391
4.600%, 10/15/2038	1,750,000	2,202,843
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (5)	1,500,000	1,501,020
Sirius XM Radio, Inc.:
3.125%, 9/1/2026 (5)	1,500,000	1,530,225
4.000%, 7/15/2028 (5)	1,000,000	1,026,425
ViacomCBS, Inc., 4.375%, 3/15/2043	1,500,000	1,756,180
Virgin Media Finance PLC, 5.000%, 7/15/2030 (5)	1,250,000	1,295,875

		13,767,909

Mining — 0.8%
Corp Nacional del Cobre de Chile, 3.750%, 1/15/2031 (5)	600,000	658,697
Freeport-McMoRan, Inc., 4.125%, 3/1/2028	2,750,000	2,877,187

		3,535,884

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Miscellaneous Manufacturing — 0.3%
Siemens Financieringsmaatschappij NV, 3.300%, 9/15/2046 (5)	$1,000,000	$1,113,901

Oil & Gas — 2.4%
Ecopetrol SA, 7.375%, 9/18/2043	1,500,000	1,834,500
EQT Corp., 3.900%, 10/1/2027	500,000	540,520
Exxon Mobil Corp., 3.095%, 8/16/2049	1,000,000	1,038,297
Occidental Petroleum Corp., 4.300%, 8/15/2039	1,250,000	1,273,606
Petroleos Mexicanos, 6.875%, 8/4/2026	1,500,000	1,640,160
Shell International Finance BV, 3.750%, 9/12/2046	1,000,000	1,154,839
Valero Energy Corp.:
2.150%, 9/15/2027	1,000,000	1,018,164
4.000%, 4/1/2029	1,000,000	1,107,528
W&T Offshore, Inc., 9.750% 2018 Term Loan, 11/1/2023 (5)	677,000	634,735

		10,242,349

Oil & Gas Services — 1.0%
Baker Hughes a GE Co. LLC, 4.080%, 12/15/2047	2,000,000	2,296,395
Halliburton Co., 4.850%, 11/15/2035	1,550,000	1,836,995

		4,133,390

Packaging & Containers — 0.5%
Berry Global, Inc., 1.570%, 1/15/2026 (5)	2,125,000	2,146,399

Pharmaceuticals — 4.8%
AbbVie, Inc., 0.781% (LIBOR 3 Month + 65 basis points), 11/21/2022 (6)	2,682,000	2,701,387
AdaptHealth LLC, 4.625%, 8/1/2029 (5)	1,000,000	1,004,050
AstraZeneca PLC, 3.500%, 8/17/2023	2,000,000	2,115,657
Bayer US Finance II LLC, 4.875%, 6/25/2048 (5)	2,350,000	2,978,607
Cigna Corp., 2.375%, 3/15/2031	2,000,000	2,055,591
CVS Health Corp.:
2.125%, 9/15/2031	1,375,000	1,371,463
4.300%, 3/25/2028	548,000	631,662
Eli Lilly and Co., 3.700%, 3/1/2045	1,000,000	1,183,144
Evernorth Health, Inc., 4.800%, 7/15/2046	1,500,000	1,780,887
HLF Financing Sarl LLC , 4.875%, 6/1/2029 (5)	1,500,000	1,505,640
Mylan, Inc., 5.200%, 4/15/2048	1,500,000	1,869,921
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046	1,750,000	1,525,615

		20,723,624

Pipelines — 1.5%
Enable Midstream Partners LP, 4.950%, 5/15/2028	1,500,000	1,708,248
Energy Transfer LP, 5.300%, 4/1/2044	1,500,000	1,749,947
EQM Midstream Partners LP, 4.000%, 8/1/2024	1,500,000	1,537,200
MPLX LP, 4.800%, 2/15/2029 (2)	1,250,000	1,463,704

		6,459,099

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Real Estate — 0.3%
Howard Hughes Corp., 4.125%, 2/1/2029 (5)	$1,500,000	$1,509,375

Real Estate Investment Trusts — 2.9%
Crown Castle International Corp., 2.900%, 4/1/2041	2,000,000	1,965,483
EPR Properties, 5.250%, 7/15/2023	1,000,000	1,055,233
Host Hotels & Resorts LP, 3.500%, 9/15/2030	1,400,000	1,476,629
iStar, Inc., 5.500%, 2/15/2026	2,500,000	2,621,875
Mid-America Apartments LP, 3.600%, 6/1/2027	2,275,000	2,535,044
Rexford Industrial Realty LP, 2.125%, 12/1/2030	1,250,000	1,230,941
Service Properties Trust, 4.500%, 3/15/2025 (2)	1,500,000	1,509,397

		12,394,602

Retail — 4.0%
7-Eleven, Inc., 2.800%, 2/10/2051 (5)	2,000,000	1,891,850
Bath & Body Works, Inc., 6.950%, 3/1/2033 (2)	1,350,000	1,630,004
Genuine Parts Co., 1.875%, 11/1/2030	1,500,000	1,465,861
Home Depot, Inc., 4.250%, 4/1/2046	2,000,000	2,534,098
Lowe’s Cos., Inc., 3.000%, 10/15/2050	2,250,000	2,264,760
Ross Stores, Inc., 4.600%, 4/15/2025	2,000,000	2,245,974
Starbucks Corp., 3.750%, 12/1/2047	2,000,000	2,246,377
Walgreens Boots Alliance, Inc., 4.100%, 4/15/2050 (2)	2,000,000	2,270,206
Walmart, Inc., 3.700%, 6/26/2028	500,000	571,427

		17,120,557

Semiconductors — 1.2%
Broadcom, Inc., 4.750%, 4/15/2029	2,000,000	2,325,290
Marvell Technology, Inc.:
2.950%, 4/15/2031 (5)	2,000,000	2,085,315
4.875%, 6/22/2028 (5)	500,000	581,917

		4,992,522

Software — 2.5%
CA, Inc., 4.700%, 3/15/2027	2,500,000	2,835,216
Citrix Systems, Inc., 3.300%, 3/1/2030	2,000,000	2,111,710
Fiserv, Inc., 4.400%, 7/1/2049	2,000,000	2,457,187
Oracle Corp., 4.000%, 11/15/2047	1,000,000	1,104,708
VMware, Inc., 3.900%, 8/21/2027	2,000,000	2,243,244

		10,752,065

Sovereign — 1.1%
Bermuda Government International Bond, 2.375%, 8/20/2030 (5)	2,500,000	2,521,875
Export-Import Bank of Korea, 3.000%, 11/1/2022	2,250,000	2,319,334

		4,841,209

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Schedules of Investments

Corporate Income Fund (continued)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Telecommunications — 2.4%
Altice France SA, 5.125%, 7/15/2029 (5)	$750,000	$759,203
AT&T, Inc., 4.500%, 5/15/2035	2,000,000	2,375,341
Motorola Solutions, Inc., 2.300%, 11/15/2030	1,475,000	1,469,137
T-Mobile USA, Inc.:
2.250%, 2/15/2026	1,000,000	1,022,500
2.625%, 4/15/2026	1,000,000	1,028,750
Verizon Communications, Inc.:
2.550%, 3/21/2031	1,000,000	1,034,205
4.522%, 9/15/2048	2,000,000	2,514,650

		10,203,786

Transportation — 2.1%
CSX Corp., 3.800%, 4/15/2050	1,500,000	1,743,942
FedEx Corp., 4.050%, 2/15/2048	2,500,000	2,906,497
Norfolk Southern Corp., 2.300%, 5/15/2031	1,000,000	1,026,458
Union Pacific Corp., 3.250%, 2/5/2050	2,000,000	2,130,734
United Parcel Service, Inc., 5.200%, 4/1/2040	1,000,000	1,366,627

		9,174,258

Water — 0.2%
American Water Capital Corp., 2.800%, 5/1/2030	1,000,000	1,070,923

Total Corporate Bonds & Notes (identified cost $378,869,818)		409,104,660

Short-Term Investments — 5.8%

Collateral Investment for Securities on Loan — 1.3%

BMO Government Money Market Fund — Premier Class 0.010% (3)(4)	5,495,810	5,495,810

Mutual Funds — 4.5%
BMO Government Money Market Fund — Premier Class, 0.010% (4)	19,238,021	19,238,022

Total Short-Term Investments (identified cost $24,733,832)		24,733,832

Total Investments — 100.6% (identified cost $403,603,650)		433,838,492
Other Assets and Liabilities — (0.6)%		(2,404,363)

Total Net Assets — 100.0%		$431,434,129

Core Plus Bond Fund

Description	Principal Amount	Value
Collateralized Mortgage Obligations — 4.0%

Federal Home Loan Mortgage Corporation — 0.6%
3.244%, 8/25/2027, (Series K068)	$6,000,000	$6,706,250

Federal National Mortgage Association — 0.9%
3.482%, 7/25/2028, (Series 2018-M10) (6)	10,000,000	11,295,220

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Private Sponsor — 0.8%
Federal Home Loan Mortgage Corporation, Class M2, (Series 2019-DNA1), 2.735% (LIBOR 1 Month + 265 basis points), 1/25/2049 (5)(6)	$4,433,470	$4,495,236
FREMF Mortgage Trust:
Class B, (Series 2019-K91), 4.397%, 4/25/2051 (5)(6)	3,500,000	4,007,223
Class B, (Series 2019-K95), 4.053%, 8/25/2052 (5)(6)	1,500,000	1,692,408

		10,194,867

WL Collateral CMO — 1.7%
Federal Home Loan Mortgage Corporation, Class M2, (Series 2021-HQA1), 2.300% (SOFR30A + 225 basis points), 8/25/2033 (5)(6)	18,500,000	18,733,167
Federal National Mortgage Association, Class 2M2, (Series 2016-C07), 4.434% (LIBOR 1 Month + 435 basis points), 5/25/2029 (6)	2,033,085	2,113,455

		20,846,622

Total Collateralized Mortgage Obligations (identified cost $46,718,964)		49,042,959

Commercial Mortgage Securities — 6.2%

Private Sponsor — 6.2%
BANK:
Class A4, (Series 2018-BN12), 4.255%, 5/15/2061 (6)	7,500,000	8,701,599
Class A5, (Series 2017-BNK7), 3.435%, 9/15/2060	10,000,000	11,084,928
Class D, (Series 2018-BN11), 3.000%, 3/15/2061 (5)	3,500,000	3,302,322
Commercial Mortgage Trust, Class D, (Series 2013-CR12), 5.241%, 10/10/2046 (5)(6)	4,500,000	2,870,244
CSAIL Commercial Mortgage Trust, Class B, (Series 2015-C3), 4.266%, 8/15/2048 (6)	3,325,000	3,522,662
GS Mortgage Securities Trust:
Class B, (Series 2020-GC45), 3.405%, 2/13/2053 (6)	3,500,000	3,777,192
Class D, (Series 2013-GC16), 5.488%, 11/10/2046 (5)(6)	2,000,000	2,008,537
Morgan Stanley Bank of America Merrill Lynch Trust, Class C, (Series 2016-C29), 4.891%, 5/15/2049 (6)	4,399,000	4,670,447
UBS-Barclays Commercial Mortgage Trust, Class A5, (Series 2012-C4), 2.850%, 12/10/2045	9,888,381	10,098,209
Wells Fargo Commercial Mortgage Trust:
Class A4, (Series 2017-C41), 3.472%, 11/15/2050	7,000,000	7,759,168
Class B, (Series 2015-C26), 3.783%, 2/15/2048	7,000,000	7,422,866
WFRBS Commercial Mortgage Trust:
Class D, (Series 2013-C16), 5.169%, 9/15/2046 (5)(6)	9,094,000	8,816,262
Class D, (Series 2014-C25), 3.803%, 11/15/2047 (5)(6)	2,000,000	1,856,732

Total Commercial Mortgage Securities (identified cost $72,758,636)		75,891,168

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes — 48.0%

Aerospace/Defense — 1.1%
BAE Systems PLC, 1.900%, 2/15/2031 (5)	$2,500,000	$2,447,011
Boeing Co., 4.875%, 5/1/2025	3,750,000	4,194,150
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (5)	3,500,000	3,710,000
TransDigm, Inc., 6.250%, 3/15/2026 (5)	3,000,000	3,157,500

		13,508,661

Agriculture — 1.4%
Altria Group, Inc., 5.950%, 2/14/2049	5,000,000	6,510,535
BAT Capital Corp., 4.540%, 8/15/2047	5,000,000	5,357,830
Philip Morris International, Inc., 0.875%, 5/1/2026	5,000,000	4,944,483

		16,812,848

Airlines — 1.0%
Delta Air Lines, Inc.:
2.900%, 10/28/2024 (2)	2,000,000	2,038,972
3.750%, 10/28/2029 (2)	5,000,000	5,080,075
United Airlines Pass Through Trust, 5.875%, 4/15/2029	4,173,638	4,664,946

		11,783,993

Apparel — 0.5%
Tapestry, Inc., 4.125%, 7/15/2027 (2)	5,500,000	6,026,601

Auto Manufacturers — 1.4%
Ford Motor Co.:
4.750%, 1/15/2043	5,000,000	5,400,125
5.291%, 12/8/2046	1,500,000	1,700,775
General Motors Co., 5.000%, 10/1/2028	2,000,000	2,342,335
General Motors Financial Co., Inc., 4.000%, 1/15/2025	4,000,000	4,351,985
Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028 (5)	2,900,000	2,994,395

		16,789,615

Auto Parts & Equipment — 0.2%
American Axle & Manufacturing, Inc., 6.875%, 7/1/2028 (2)	2,000,000	2,163,426

Banks — 9.2%
Banco Santander SA, 1.679% (LIBOR 3 Month + 156 basis points), 4/11/2022 (6)	4,000,000	4,034,692
Bank of America Corp., 4.183%, 11/25/2027	7,500,000	8,434,781
Barclays PLC, 3.811% (H15T1Y + 170 basis points), 3/10/2042 (6)	10,000,000	10,887,506
BNP Paribas SA, 2.824%, 1/26/2041 (5)	6,000,000	5,813,346
CBB International Sukuk Programme Co. SPC, 3.950%, 9/16/2027 (5)	3,500,000	3,577,907
Citigroup, Inc.:
0.981% (SOFR + 67 basis points), 5/1/2025 (6)	2,500,000	2,512,322
1.550% (LIBOR 3 Month + 143 basis points), 9/1/2023 (6)	5,000,000	5,060,668

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Freedom Mortgage Corp., 6.625%, 1/15/2027 (5)	$1,450,000	$1,390,652
Goldman Sachs Group, Inc., 4.223% (LIBOR 3 Month + 130 basis points), 5/1/2029 (6)	5,000,000	5,730,328
HSBC Holdings PLC, 3.973% (LIBOR 3 Month + 161 basis points), 5/22/2030 (6)	4,000,000	4,489,122
ING Groep NV, 4.100%, 10/2/2023	5,000,000	5,368,519
JPMorgan Chase & Co.:
1.126% (LIBOR 3 Month + 100 basis points), 1/15/2023 (6)	4,000,000	4,015,910
1.578% (SOFR + 89 basis points), 4/22/2027 (6)	4,500,000	4,544,829
2.525% (SOFR + 151 basis points), 11/19/2041 (6)	6,000,000	5,825,814
3.625%, 12/1/2027	5,000,000	5,506,076
Lloyds Banking Group PLC, 2.907% (LIBOR 3 Month + 81 basis points), 11/7/2023 (6)	7,500,000	7,707,830
Mizuho Financial Group, Inc., 0.759% (LIBOR 3 Month + 63 basis points), 5/25/2024 (6)	3,860,000	3,882,700
Morgan Stanley:
0.985% (SOFR + 72 basis points), 12/10/2026 (6)	2,000,000	1,976,803
3.950%, 4/23/2027	5,000,000	5,620,350
PNC Financial Services Group, Inc., 2.200%, 11/1/2024	5,750,000	6,036,001
Regions Financial Corp., 2.250%, 5/18/2025	3,500,000	3,654,082
Truist Financial Corp., 1.267% (SOFR + 61 basis points), 3/2/2027 (6)	2,250,000	2,258,345
Wells Fargo & Co., 0.805% (SOFR + 51 basis points), 5/19/2025 (6)	4,000,000	4,018,251

		112,346,834

Building Materials — 0.2%
US Concrete, Inc., 5.125%, 3/1/2029 (5)	2,375,000	2,598,648

Chemicals — 1.0%
Ashland LLC, 3.375%, 9/1/2031 (5)	1,150,000	1,183,482
Braskem Netherlands Finance BV, 4.500%, 1/31/2030 (5)	1,500,000	1,608,900
Chemours Co., 5.750%, 11/15/2028 (5)	3,000,000	3,183,750
Orbia Advance Corp SAB de C.V., 6.750%, 9/19/2042 (5)	4,400,000	5,896,528

		11,872,660

Commercial Services — 0.9%
Element Fleet Management Corp., 3.850%, 6/15/2025 (5)	3,850,000	4,160,183
Quanta Services, Inc., 2.900%, 10/1/2030	3,500,000	3,680,446
Triton Container International, Ltd., 2.050%, 4/15/2026 (5)	3,200,000	3,230,738

		11,071,367

Computers — 1.5%
Apple ,Inc., 2.850%, 8/5/2061	1,850,000	1,848,365
Dell International LLC, 5.300%, 10/1/2029	2,500,000	3,047,277

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Schedules of Investments

Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Computers (continued)
Dell International LLC / EMC Corp, 8.350%, 7/15/2046	$2,000,000	$3,283,314
HP, Inc., 1.450%, 6/17/2026 (5)	7,500,000	7,509,556
Seagate HDD Cayman:
4.091%, 6/1/2029 (5)	1,091,000	1,155,244
4.875%, 6/1/2027	1,006,000	1,127,002

		17,970,758

Diversified Financial Services — 3.6%
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (5)	5,000,000	5,464,373
Citadel Finance LLC, 3.375%, 3/9/2026 (5)	5,000,000	5,082,324
Franklin Resources, Inc., 2.950%, 8/12/2051	7,500,000	7,552,521
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	1,500,000	1,821,717
Jefferies Finance LLC / JFIN Co-Issuer Corp, 5.000%, 8/15/2028 (5)	750,000	769,733
Jefferies Financial Group, Inc., 6.625%, 10/23/2043	500,000	688,992
Jefferies Group LLC, 4.150%, 1/23/2030	5,000,000	5,674,301
Legg Mason, Inc., 4.750%, 3/15/2026	1,950,000	2,257,806
Nasdaq, Inc., 1.650%, 1/15/2031	8,000,000	7,634,822
Synchrony Financial, 3.950%, 12/1/2027	6,500,000	7,252,335

		44,198,924

Electric — 1.7%
Berkshire Hathaway Energy Co.:
2.850%, 5/15/2051	6,500,000	6,339,144
4.050%, 4/15/2025 (2)	3,500,000	3,869,784
Duke Energy Florida LLC, 2.500%, 12/1/2029	5,000,000	5,271,945
Vistra Operations Co. LLC, 4.375%, 5/1/2029 (5)	5,500,000	5,589,375

		21,070,248

Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc., 4.750%, 6/15/2028 (5)	2,500,000	2,571,875

Engineering & Construction — 0.3%
Fluor Corp., 4.250%, 9/15/2028 (2)	4,000,000	4,202,960

Entertainment — 0.2%
International Game Technology PLC, 4.125%, 4/15/2026 (5)	2,000,000	2,079,600

Food — 1.5%
Albertsons Cos. LLC, 5.750%, 3/15/2025	448,000	458,080
Kraft Heinz Foods Co., 4.375%, 6/1/2046	5,000,000	5,801,782
Kroger Co., 4.450%, 2/1/2047	5,000,000	6,096,975
MARB BondCo PLC, 3.950%, 1/29/2031 (5)	2,000,000	1,953,400
Pilgrim’s Pride Corp., 4.250%, 4/15/2031 (5)	4,000,000	4,312,350

		18,622,587

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Healthcare-Products — 0.3%
STERIS Irish FinCo UnLtd Co., 2.700%, 3/15/2031	$3,750,000	$3,871,452

Healthcare-Services — 0.9%
Anthem, Inc., 2.375%, 1/15/2025	5,000,000	5,232,961
Laboratory Corp. of America Holdings, 1.550%, 6/1/2026	3,000,000	3,033,082
Molina Healthcare, Inc., 4.375%, 6/15/2028 (5)	2,500,000	2,625,000

		10,891,043

Home Builders — 0.4%
Forestar Group, Inc., 3.850%, 5/15/2026 (5)	2,000,000	2,017,500
Meritage Homes Corp., 3.875%, 4/15/2029 (5)	2,375,000	2,532,664

		4,550,164

Household Products/Wares — 0.3%
ACCO Brands Corp., 4.250%, 3/15/2029 (5)	4,000,000	4,024,700

Insurance — 3.5%
Athene Global Funding, 2.673%, 6/7/2031 (5)	3,750,000	3,846,753
Athene Holding, Ltd., 3.500%, 1/15/2031	2,000,000	2,175,259
Brighthouse Financial, Inc., 5.625%, 5/15/2030	2,750,000	3,356,906
Five Corners Funding Trust II, 2.850%, 5/15/2030 (5)	5,000,000	5,320,884
Manulife Financial Corp., 2.484%, 5/19/2027	3,500,000	3,701,193
Pacific Life Global Funding II, 1.450%, 1/20/2028 (5)	4,500,000	4,482,663
Reinsurance Group of America, Inc., 3.150%, 6/15/2030	3,750,000	4,039,406
Sammons Financial Group, Inc., 3.350%, 4/16/2031 (5)	3,000,000	3,127,273
Teachers Insurance & Annuity Association of America, 3.300%, 5/15/2050 (5)	4,300,000	4,628,236
Unum Group, 5.750%, 8/15/2042	5,930,000	7,493,728

		42,172,301

Internet — 0.6%
Amazon.com, Inc., 3.100%, 5/12/2051	3,000,000	3,236,347
eBay, Inc., 4.000%, 7/15/2042	3,500,000	3,966,180

		7,202,527

Investment Companies — 1.0%
FS KKR Capital Corp., 3.400%, 1/15/2026	3,500,000	3,653,790
Icahn Enterprises LP, 4.375%, 2/1/2029	2,750,000	2,763,049
Owl Rock Capital Corp., 3.400%, 7/15/2026	4,000,000	4,188,943
Prospect Capital Corp., 3.364%, 11/15/2026	2,000,000	2,033,267

		12,639,049

Leisure Time — 0.3%
Royal Caribbean Cruises, Ltd., 5.250%, 11/15/2022	3,500,000	3,587,500

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Lodging — 0.4%
MGM Resorts International, 6.750%, 5/1/2025	$2,375,000	$2,520,469
Wyndham Destinations, Inc., 5.650%, 4/1/2024 (2)	2,250,000	2,399,062

		4,919,531

Media — 2.3%
Charter Communications Operating LLC, 5.375%, 5/1/2047	6,500,000	8,007,837
Discovery Communications LLC, 5.300%, 5/15/2049	5,000,000	6,387,704
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (5)	3,500,000	3,502,380
Sirius XM Radio, Inc., 4.000%, 7/15/2028 (5)	2,000,000	2,052,850
Univision Communications, Inc., 6.625%, 6/1/2027 (5)	1,350,000	1,463,467
ViacomCBS, Inc., 4.375%, 3/15/2043	3,500,000	4,097,754
Ziggo BV, 5.500%, 1/15/2027 (5)	2,750,000	2,845,810

		28,357,802

Mining — 0.6%
Corp Nacional del Cobre de Chile, 3.750%, 1/15/2031 (5)	1,200,000	1,317,394
Glencore Funding LLC, 4.000%, 3/27/2027 (5)	5,000,000	5,535,164

		6,852,558

Oil & Gas — 1.8%
EQT Corp., 3.900%, 10/1/2027	1,900,000	2,053,976
Exxon Mobil Corp., 3.095%, 8/16/2049	6,000,000	6,229,781
Occidental Petroleum Corp., 4.400%, 8/15/2049	3,750,000	3,773,944
Petroleos Mexicanos, 6.875%, 8/4/2026	2,611,000	2,854,972
Valero Energy Corp., 2.150%, 9/15/2027	3,000,000	3,054,492
W&T Offshore, Inc., 9.750% 2018 Term Loan, 11/1/2023 (5)	4,700,000	4,406,579

		22,373,744

Packaging & Containers — 0.6%
Berry Global, Inc., 1.570%, 1/15/2026 (5)	6,000,000	6,060,420
Klabin Austria GmbH, 3.200%, 1/12/2031 (5)	1,000,000	985,135

		7,045,555

Pharmaceuticals — 2.1%
AdaptHealth LLC, 4.625%, 8/1/2029 (5)	2,300,000	2,309,315
Bayer US Finance II LLC, 4.250%, 12/15/2025 (5)	5,000,000	5,569,891
CVS Health Corp., 2.125%, 9/15/2031	3,000,000	2,992,282
HLF Financing Sarl LLC , 4.875%, 6/1/2029 (5)	6,000,000	6,022,560
Mylan, Inc., 5.200%, 4/15/2048	5,000,000	6,233,072
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046	2,500,000	2,179,450

		25,306,570

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Pipelines — 0.6%
Energy Transfer LP, 5.300%, 4/1/2044	$2,000,000	$2,333,263
Energy Transfer Operating LP, 5.150%, 3/15/2045	4,000,000	4,646,422

		6,979,685

Real Estate — 0.3%
Howard Hughes Corp., 4.125%, 2/1/2029 (5)	3,500,000	3,521,875

Real Estate Investment Trusts — 1.7%
EPR Properties, 5.250%, 7/15/2023	910,000	960,262
iStar, Inc., 5.500%, 2/15/2026	7,000,000	7,341,250
Rexford Industrial Realty LP, 2.125%, 12/1/2030	5,000,000	4,923,763
Service Properties Trust, 4.500%, 3/15/2025	2,500,000	2,515,662
Simon Property Group LP, 3.250%, 9/13/2049	5,000,000	5,137,538

		20,878,475

Retail — 1.4%
Bath & Body Works, Inc., 6.950%, 3/1/2033 (2)	1,500,000	1,811,115
Genuine Parts Co., 1.875%, 11/1/2030	5,000,000	4,886,205
Lowe’s Cos., Inc., 3.000%, 10/15/2050	7,000,000	7,045,921
Walgreens Boots Alliance, Inc., 3.200%, 4/15/2030 (2)	3,500,000	3,781,874

		17,525,115

Semiconductors — 0.7%
Broadcom, Inc., 4.110%, 9/15/2028	3,000,000	3,366,153
Marvell Technology, Inc.:
2.950%, 4/15/2031 (5)	3,000,000	3,127,973
4.875%, 6/22/2028 (5)	2,000,000	2,327,667

		8,821,793

Software — 0.7%
CA, Inc., 4.700%, 3/15/2027	4,000,000	4,536,347
Citrix Systems, Inc., 3.300%, 3/1/2030	4,000,000	4,223,420

		8,759,767

Sovereign — 0.3%
Egypt Government International Bond, 5.875%, 2/16/2031 (2)(5)	1,000,000	990,419
Mexico Government International Bond, 4.280%, 8/14/2041	2,500,000	2,681,625

		3,672,044

Telecommunications — 1.2%
Altice France SA, 5.125%, 7/15/2029 (5)	2,000,000	2,024,540
Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/1/2026 (5)	2,500,000	2,596,875
Motorola Solutions, Inc., 2.300%, 11/15/2030	3,000,000	2,988,075
T-Mobile USA, Inc., 3.375%, 4/15/2029	4,500,000	4,760,145
Verizon Communications, Inc., 3.550%, 3/22/2051	2,250,000	2,446,296

		14,815,931

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Schedules of Investments

Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Transportation — 0.1%
Cargo Aircraft Management, Inc., 4.750%, 2/1/2028 (5)	$1,750,000	$1,811,985

Total Corporate Bonds & Notes (identified cost $543,490,738)		586,272,771

U.S. Government & U.S. Government Agency Obligations — 18.0%

U.S. Treasury Bonds & Notes — 18.0%
0.375%, 4/30/2025	25,000,000	24,839,356
1.125%, 5/15/2040	19,000,000	16,922,617
1.500%, 10/31/2024	40,000,000	41,352,344
1.625%, 5/15/2031	20,000,000	20,625,000
2.000%, 8/15/2025	25,000,000	26,369,140
2.250%, 8/15/2049	10,000,000	10,700,000
2.375%, 5/15/2029	5,000,000	5,457,031
2.750%, 6/30/2025	40,000,000	43,289,062
2.875%, 5/15/2049	20,150,000	24,320,893
3.000%, 2/15/2049	5,000,000	6,167,578

Total U.S. Government & U.S. Government Agency Obligations (identified cost $211,972,737)		220,043,021

U.S. Government Agency-Mortgage Securities — 21.6%

Federal Home Loan Mortgage Corporation — 2.6%
3.000%, 11/1/2042	602,224	642,806
3.000%, 4/1/2043	812,296	877,712
3.000%, 4/1/2043	1,363,550	1,469,217
3.000%, 5/1/2043	1,097,698	1,171,723
3.000%, 7/1/2043	4,475,032	4,776,579
3.000%, 9/1/2043	4,786,596	5,108,657
3.000%, 4/1/2045	3,110,305	3,288,252
3.500%, 12/1/2040	527,539	574,652
3.500%, 12/1/2041	355,605	387,366
3.500%, 3/1/2042	95,805	103,327
3.500%, 12/1/2042	244,151	264,439
3.500%, 11/1/2043	2,339,399	2,531,858
3.500%, 1/1/2044	2,225,730	2,408,837
3.500%, 2/1/2044	2,433,323	2,631,008
3.500%, 11/1/2044	1,520,095	1,636,962
4.000%, 4/1/2026	100,343	106,688
4.000%, 12/1/2039	223,690	246,354
4.000%, 12/1/2040	1,279,145	1,415,282
4.000%, 3/1/2041	97,570	107,440
4.000%, 8/1/2041	78,586	86,958
4.000%, 11/1/2041	308,686	341,493
4.500%, 3/1/2039	49,647	55,202
4.500%, 5/1/2039	222,533	249,619
4.500%, 2/1/2040	50,243	56,163
4.500%, 2/1/2041	384,385	426,648
5.000%, 12/1/2035	32,059	36,384
5.000%, 1/1/2038	16,324	18,765
5.000%, 3/1/2038	54,579	62,487
5.000%, 3/1/2038	16,467	18,809
5.000%, 2/1/2039	110,710	121,589
5.000%, 1/1/2040	81,676	93,564
6.000%, 6/1/2037	19,256	22,856
6.000%, 1/1/2038	24,738	28,055

		31,367,751

Federal National Mortgage Association — 18.1%
1.500%, 9/1/2035	15,753,180	16,020,355
1.500%, 2/1/2051	19,146,876	18,844,893
2.000%, 1/1/2036	22,503,332	23,312,312
2.000%, 5/1/2036	19,394,517	20,091,738

Description	Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal National Mortgage Association (continued)
2.000%, 7/1/2050	$5,938,629	$6,028,383
2.000%, 7/1/2050	16,860,919	17,115,748
2.000%, 8/1/2050	8,286,675	8,411,916
2.500%, 4/1/2050	9,484,911	9,865,717
2.500%, 9/1/2050	3,905,941	4,062,759
2.500%, 6/1/2051	11,081,903	11,526,825
3.000%, 3/1/2043	1,833,246	1,974,689
3.000%, 7/1/2043	2,679,310	2,847,919
3.000%, 7/1/2043	5,859,163	6,270,390
3.000%, 9/1/2044	2,727,717	2,885,855
3.000%, 1/1/2045	4,036,622	4,286,083
3.000%, 6/1/2045	2,621,115	2,771,395
3.000%, 3/1/2046	4,763,311	5,035,810
3.000%, 7/1/2046	6,293,091	6,654,556
3.000%, 4/1/2049	6,059,828	6,342,491
3.000%, 9/1/2049	7,419,026	7,758,231
3.000%, 9/1/2049	7,266,480	7,601,075
3.000%, 11/1/2049	1,767,643	1,849,072
3.500%, 5/1/2042	520,004	566,272
3.500%, 10/1/2042	406,122	442,272
3.500%, 10/1/2042	357,943	389,715
3.500%, 10/1/2042	430,300	467,223
3.500%, 11/1/2042	227,680	247,248
3.500%, 12/1/2042	571,360	622,173
3.500%, 12/1/2047	1,473,386	1,569,029
3.500%, 3/1/2049	7,588,556	8,027,074
3.500%, 4/1/2049	3,154,664	3,336,684
3.500%, 6/1/2049	5,348,722	5,656,263
3.500%, 10/1/2049	3,372,803	3,563,924
4.000%, 11/1/2040	124,165	136,506
4.000%, 1/1/2041	138,362	153,030
4.000%, 2/1/2041	936,953	1,031,219
4.000%, 2/1/2041	142,764	156,428
4.000%, 11/1/2041	134,265	148,223
4.000%, 9/1/2048	1,686,608	1,807,739
4.500%, 6/1/2039	327,786	367,592
4.500%, 8/1/2041	135,257	150,059
5.000%, 7/1/2022	9,386	9,777
5.000%, 3/1/2035	113,531	129,256
5.000%, 5/1/2042	236,914	270,172
5.500%, 2/1/2034	20,179	22,965
5.500%, 8/1/2037	193,563	224,717
5.500%, 6/1/2038	30,137	35,114
6.000%, 12/1/2038	6,930	7,799
6.500%, 10/1/2037	20,672	24,678
6.500%, 11/1/2037	9,958	11,706

		221,133,069

Government National Mortgage Association — 0.9%
2.000%, 1/20/2036	9,286,406	9,623,023
4.000%, 10/15/2040	156,282	172,516
4.000%, 12/15/2040	181,277	198,862
4.000%, 4/15/2041	239,196	264,045
5.500%, 8/20/2038	47,135	52,720
5.500%, 2/15/2039	16,949	19,267
6.000%, 12/15/2038	30,646	35,513
6.000%, 1/15/2039	13,338	15,636

		10,381,582

Total U.S. Government Agency-Mortgage Securities
(identified cost $257,363,441)		262,882,402

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Core Plus Bond Fund (continued)

Description	Shares or Principal Amount	Value
Short-Term Investments — 2.6%

Collateral Investment for Securities on Loan — 1.0%
BMO Government Money Market Fund — Premier Class, 0.010% (3)(4)	$11,580,495	$11,580,495

Mutual Funds — 1.6%
BMO Government Money Market Fund — Premier Class, 0.010% (4)	19,988,081	19,988,081

Total Short-Term Investments (identified cost $31,568,576)		31,568,576

Total Investments — 100.4% (identified cost $1,163,873,092)		1,225,700,897
Other Assets and Liabilities — (0.4)%		(5,009,725)

Total Net Assets — 100.0%		$1,220,691,172

Government Money Market Fund

Description	Shares or Principal Amount	Value
Mutual Funds — 6.2%
Goldman Sachs Money Market Fund — Premier Class, 0.026%	119,922,133	$119,922,133
State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.025%	109,265,952	109,265,952

Total Mutual Funds		229,188,085

Repurchase Agreements — 39.2%
Agreement with Fixed Income Clearing Corp., 0.000%, dated 8/31/2021, to be repurchased at $10,529,960 on 9/1/2021, collateralized by U.S. Government Treasury Obligation with a maturity of 2/28/2022, with a fair value of $10,740,592.	$10,529,960	10,529,960
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.050%, dated 8/31/2021, to be repurchased at $175,000,243 on 9/1/2021, collateralized by U.S. Government Agency Obligations with various maturities to 8/20/2051, with a fair value of $178,500,000.	175,000,000	175,000,000

Description	Principal Amount	Value
Repurchase Agreements (continued)
Agreement with Canadian Imperial Bank of Commerce, 0.050%, dated 8/31/2021, to be repurchased at $475,000,660 on 9/1/2021, collateralized by U.S. Government Agency Obligations with various maturities to 8/20/2069, with a fair value of $484,500,006.	$475,000,000	$475,000,000
Agreement with Fixed Income Clearing Corp., 0.040%, dated 8/31/2021, to be repurchased at $472,000,525 on 9/1/2021, collateralized by U.S. Government Treasury Obligations with various maturities to 8/31/2028, with a fair value of $481,440,016.	472,000,000	472,000,000
Agreement with Goldman Sachs Group, Inc., 0.050%, dated 8/31/2021, to be repurchased at $150,000,208 on 9/1/2021, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2056, with a fair value of $153,000,000.	150,000,000	150,000,000
Agreement with TD Securities USA LLC, 0.050%, dated 8/26/2021, to be repurchased at $175,001,701 on 9/2/2021, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2031, with a fair value of $178,501,775.	175,000,000	175,000,000

Total Repurchase Agreements		1,457,529,960

U.S. Government & U.S. Government Agency Obligations — 41.7%

Federal Farm Credit Bank — 12.6%
0.020% 10/4/2021 (8)	10,000,000	9,999,817
0.020% 10/14/2021 (8)	45,000,000	44,998,925
0.020% 10/18/2021 (8)	38,000,000	37,999,007
0.030% 10/25/2021 (8)	10,000,000	9,999,550
0.041% 9/21/2021 (8)	20,000,000	19,999,556
0.041% 9/22/2021 (8)	5,000,000	4,999,883
0.041% 9/24/2021 (8)	20,000,000	19,999,489
0.041% 9/30/2021 (8)	25,000,000	24,999,194
0.041% 10/22/2021 (8)	15,950,000	15,949,096
0.051% 11/4/2021 (8)	10,000,000	9,999,111
0.051% 11/5/2021 (8)	5,000,000	4,999,549
0.051% 11/22/2021 (8)	5,000,000	4,999,431
0.090% (SOFR + 4 basis points) 7/8/2022 (6)	20,000,000	19,999,139
0.090% (SOFR + 4 basis points) 7/11/2022 (6)	25,000,000	24,998,911
0.091% 12/28/2021 (8)	15,000,000	14,995,575

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Schedules of Investments

Government Money Market Fund (continued)

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal Farm Credit Bank (continued)
0.095% (SOFR + 5 basis points) 8/25/2022 (6)	$15,000,000	$14,998,505
0.101% 9/22/2021(8)	15,000,000	14,999,125
0.101% 10/6/2021(8)	8,000,000	7,999,222
0.105% (SOFR + 6 basis points) 12/13/2022 (6)	15,000,000	14,999,806
0.110% (SOFR + 6 basis points) 10/21/2022 (6)	23,000,000	23,000,000
0.112% 11/19/2021(8)	20,000,000	19,995,173
0.122% 10/13/2021(8)	18,000,000	17,997,480
0.130% (FCPR DLY - 312 basis points) 9/10/2021 (6)	20,000,000	19,999,950
0.130% (SOFR + 8 basis points) 10/14/2022 (6)	10,000,000	10,000,000
0.150% (SOFR + 10 basis points) 2/22/2022 (6)	20,000,000	20,006,764
0.196% (LIBOR 1 Month + 10 basis points) 9/9/2021 (6)	4,000,000	4,000,000
0.201% (LIBOR 1 Month + 11 basis points) 11/2/2021 (6)	10,000,000	10,000,000
1.980% 11/22/2021	20,000,000	20,085,577

		467,017,835

Federal Home Loan Bank — 23.6%
0.015% 9/3/2021(8)	25,000,000	24,999,957
0.015% 9/9/2021	20,000,000	19,999,934
0.020% 9/3/2021(8)	25,000,000	24,999,972
0.020% 9/7/2021	30,000,000	29,999,968
0.020% 9/21/2021	20,000,000	20,000,022
0.025% 9/20/2021(8)	20,000,000	19,999,974
0.030% 9/21/2021(8)	20,000,000	19,999,938
0.030% 9/29/2021(8)	5,000,000	4,999,883
0.030% 10/29/2021(8)	25,000,000	24,999,778
0.035% 9/8/2021(8)	75,000,000	74,999,489
0.035% 9/10/2021(8)	18,200,000	18,199,841
0.040% 9/21/2021	20,000,000	20,000,000
0.040% 9/29/2021	20,000,000	19,999,909
0.040% 11/12/2021	30,000,000	29,999,948
0.041% 9/3/2021(8)	26,364,000	26,363,941
0.041% 9/15/2021(8)	13,000,000	12,999,798
0.041% 9/17/2021(8)	30,000,000	29,999,467
0.041% 9/17/2021(8)	12,300,000	12,299,781
0.041% 9/20/2021(8)	25,000,000	24,999,472
0.041% 10/5/2021(8)	10,000,000	9,999,622
0.041% 10/8/2021(8)	7,100,000	7,099,708
0.041% 10/13/2021(8)	20,000,000	19,999,067
0.041% 10/20/2021(8)	25,000,000	24,998,639
0.041% 10/20/2021(8)	40,000,000	39,997,822
0.041% 10/21/2021(8)	9,700,000	9,699,461
0.041% 10/22/2021(8)	45,000,000	44,997,450
0.042% 10/22/2021(8)	30,000,000	29,998,258
0.045% 11/24/2021(8)	25,000,000	24,997,434
0.046% 9/24/2021(8)	8,000,000	7,999,770
0.046% 10/8/2021(8)	18,600,000	18,599,140
0.055% (SOFR + 1 basis points) 12/23/2021 (6)	25,000,000	25,000,000
0.110% (SOFR + 6 basis points) 5/12/2022 (6)	25,000,000	25,000,000
0.110% (SOFR + 6 basis points) 12/8/2022 (6)	20,000,000	20,000,000
0.125% 9/1/2021	15,000,000	15,000,000
0.125% 9/30/2021	6,140,000	6,139,967

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal Home Loan Bank (continued)
0.130% (SOFR + 8 basis points) 2/18/2022 (6)	$10,000,000	$10,000,000
0.170% (SOFR + 12 basis points) 2/28/2022 (6)	15,000,000	15,000,000
0.210% (SOFR + 16 basis points) 11/26/2021 (6)	15,000,000	15,000,000
1.625% 12/20/2021	10,000,000	10,045,219
2.375% 9/10/2021	20,000,000	20,011,387
2.625% 12/10/2021	19,695,000	19,830,739

		879,274,755

Federal Home Loan Mortgage Corporation — 0.9%
0.190% (SOFR + 14 basis points) 12/10/2021 (6)	10,000,000	9,994,188
0.200% (SOFR + 15 basis points) 3/4/2022 (6)	8,000,000	8,004,845
0.240% (SOFR + 19 basis points) 6/2/2022 (6)	10,000,000	10,000,000
2.375% 1/13/2022	4,520,000	4,558,433

		32,557,466

Federal National Mortgage Association — 1.1%
0.170% (SOFR + 12 basis points) 7/29/2022 (6)	3,000,000	3,002,759
0.240% (SOFR + 19 basis points) 5/27/2022 (6)	5,000,000	5,005,549
0.390% (SOFR + 34 basis points) 12/30/2021 (6)	15,000,000	15,000,000
0.440% (SOFR + 39 basis points) 4/15/2022 (6)	11,200,000	11,226,358
1.375% 10/7/2021	7,317,000	7,326,587

		41,561,253

Sovereign — 3.5%
0.035% (3-Month T-Bill Index) 9/20/2027 (6)	12,500,000	12,500,000
0.035% (3-Month T-Bill Index) 2/15/2028 (6)	8,715,120	8,715,120
0.036% (3-Month T-Bill Index) 6/20/2027 (6)	11,997,551	11,997,551
0.036% (3-Month T-Bill Index) 6/20/2027 (6)	4,000,000	4,000,000
0.090% (3-Month T-Bill Index) 9/15/2026 (6)	7,875,000	7,875,000
0.090% (3-Month T-Bill Index) 1/20/2027 (6)	13,750,000	13,750,000
0.090% (3-Month T-Bill Index) 8/13/2027 (6)	10,000,000	10,000,000
0.090% (3-Month T-Bill Index) 1/15/2030 (6)	15,267,924	15,267,924
0.090% (3-Month T-Bill Index) 10/15/2030 (6)	10,000,000	10,000,000
0.090% (3-Month T-Bill Index) 1/20/2035 (6)	12,516,400	12,516,400
0.090% (3-Month T-Bill Index) 1/20/2035 (6)	4,814,000	4,814,000
0.090% (3-Month T-Bill Index) 4/20/2035 (6)	4,855,500	4,855,500
0.090% (3-Month T-Bill Index) 4/20/2035 (6)	14,566,500	14,566,500

		130,857,995

Total U.S. Government & U.S. Government Agency Obligations		1,551,269,304

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Government Money Market Fund (continued)

Description	Principal Amount	Value
U.S. Treasury Bills — 12.9%

U.S. Treasury Bonds & Notes — 12.9%
United States Treasury Bill:
0.017% 9/14/2021 (8)	$20,000,000	$19,999,881
0.020% 9/2/2021 (8)	30,000,000	29,999,983
0.026% 11/4/2021 (8)	25,000,000	24,998,844
0.041% 9/7/2021 (8)	30,000,000	29,999,796
0.042% 9/9/2021 (8)	30,000,000	29,999,726
0.043% 9/2/2021 (8)	35,000,000	34,999,959
0.043% 9/30/2021 (8)	25,000,000	24,999,144
0.043% 10/7/2021 (8)	25,000,000	24,998,937
0.045% 10/5/2021 (8)	25,000,000	24,998,949
0.046% 9/28/2021 (8)	25,000,000	24,999,156
0.046% 10/12/2021 (8)	55,000,000	54,997,164
0.047% 9/14/2021 (8)	25,000,000	24,999,583
0.047% 10/21/2021 (8)	30,000,000	29,998,063
0.051% 11/12/2021 (8)	25,000,000	24,997,500
United States Treasury Cash Management Bill:
0.028% 10/5/2021 (8)	25,000,000	24,999,350
0.046% 10/5/2021 (8)	25,000,000	24,998,938
0.048% 11/16/2021 (8)	25,000,000	24,997,493

		479,982,466

Total Investments — 100.0% (at amortized cost)		3,717,969,815
Other Assets and Liabilities — 0.0%		1,330,894

Total Net Assets — 100.0%		$3,719,300,709

Tax-Free Money Market Fund

Description	Principal Amount	Value
Municipals — 95.4%

Alabama — 7.8%
City of Oxford, 0.160%, 9/1/2041 (6)	$10,000,000	$10,000,000
Industrial Development Board of the City of Mobile Alabama:
0.020% 6/1/2034 (6)	2,000,000	2,000,000
0.120% 6/1/2034 (6)	10,000,000	10,000,000

		22,000,000

California — 3.9%
Tender Option Bond Trust Receipts/Certificates:
0.100% 9/1/2042 (5)(6)	8,945,000	8,945,000
0.120% 11/1/2023 (5)(6)	2,070,000	2,070,000

		11,015,000

Connecticut — 3.1%
State of Connecticut, 0.030%, 5/15/2034 (6)	8,800,000	8,800,000

Delaware — 2.2%
Tender Option Bond Trust Receipts/Certificates, 0.120%, 1/1/2027 (5) (6)	6,200,000	6,200,000

District of Columbia — 1.4%
District of Columbia, 0.080%, 11/2/2021	4,000,000	4,000,000

Florida — 7.0%
City of Jacksonville:
0.020% 8/1/2036 (6)	195,000	195,000

Description	Principal Amount	Value
Municipals (continued)

Florida (continued)
0.120% 9/2/2021	$5,000,000	$5,000,000
County of St. Lucie, 0.010%, 9/1/2028 (6)	3,000,000	3,000,000
Highlands County Health Facilities Authority:
0.020% 11/15/2033 (6)	1,000,000	1,000,000
0.020% 11/15/2035 (6)	8,750,000	8,750,000
0.020% 11/15/2037 (6)	200,000	200,000
Miami-Dade County Industrial Development Authority, 0.020%, 5/1/2046 (6)	1,500,000	1,500,000

		19,645,000

Illinois — 12.0%
Illinois Finance Authority:
0.020% 7/1/2034 (6)	580,000	580,000
0.020% 7/1/2038 (6)	2,061,000	2,061,000
Jackson-Union Counties Regional Port District, 0.030%, 4/1/2024 (6)	7,000,000	7,000,000
Phoenix Realty Special Account-U LP, 0.090%, 4/1/2025 (6)	8,075,000	8,075,000
Tender Option Bond Trust Receipts/Certificates:
0.070% 11/15/2025 (5)(6)	6,670,000	6,670,000
0.120% 1/1/2048 (5)(6)	4,500,000	4,500,000
0.160% 1/1/2026 (5)(6)	5,000,000	5,000,000

		33,886,000

Indiana — 2.8%
Tender Option Bond Trust Receipts/Certificates, 0.100%, 4/1/2030 (5) (6)	7,770,000	7,770,000

Iowa — 3.3%
Iowa Finance Authority:
0.060% 9/1/2036 (6)	6,200,000	6,200,000
0.060% 12/1/2042 (6)	3,000,000	3,000,000

		9,200,000

Maryland — 0.8%
Maryland Economic Development Corp., 0.010%, 2/15/2043 (6)	1,375,000	1,375,000
Washington Suburban Sanitary Commission, 0.020%, County Guarantee, 6/1/2023 (6)	800,000	800,000

		2,175,000

Michigan — 1.2%
Michigan Finance Authority, 0.020%, 11/15/2047 (6)	995,000	995,000
University of Michigan:
0.010% 12/1/2024 (6)	1,600,000	1,600,000
0.010% 12/1/2029 (6)	810,000	810,000

		3,405,000

Minnesota — 1.6%
City of Ramsey, 0.220%, 12/1/2023 (6)	990,000	990,000
Minnesota Higher Education Facilities Authority, 0.110%, 3/1/2033 (6)	3,400,000	3,400,000

		4,390,000

Mississippi — 2.3%
County of Jackson, 0.010%, 6/1/2023 (6)	3,500,000	3,500,000
Mississippi Business Finance Corp.:
0.010% 11/1/2035 (6)	975,000	975,000
0.010% 11/1/2035 (6)	900,000	900,000

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Schedules of Investments

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Mississippi (continued)
0.020% 12/1/2030 (6)	$650,000	$650,000
0.030% 12/1/2030 (6)	580,000	580,000

		6,605,000

Missouri — 3.4%
Tender Option Bond Trust Receipts/Certificates, 0.140%, 5/15/2041 (5)(6)	9,500,000	9,500,000

Nebraska — 0.2%
Nebraska Investment Finance Authority, 0.390%, 9/1/2031 (6)	600,000	600,000

New Hampshire — 3.5%
New Hampshire Business Finance Authority, 0.060%, 9/1/2030 (6)	10,000,000	10,000,000

New Jersey — 1.8%
Township of South Brunswick, 2.000%, 9/28/2021	5,000,000	5,006,453

New York — 5.5%
City of New York:
0.010% 4/1/2042 (6)	800,000	800,000
0.010% 8/1/2044 (6)	500,000	500,000
0.020% 10/1/2041 (6)	575,000	575,000
County of Schoharie, 2.000%, 2/4/2022	3,500,000	3,526,233
New York City Transitional Finance Authority Future Tax Secured Revenue, 0.010%, 8/1/2043 (6)	3,500,000	3,500,000
New York City Water & Sewer System, 0.010%, 6/15/2044 (6)	5,000,000	5,000,000
Triborough Bridge & Tunnel Authority, 0.010%, 11/1/2032 (6)	1,520,000	1,520,000

		15,421,233

Ohio — 11.2%
County of Franklin, 0.080%, 12/1/2046 (6)	3,000,000	3,000,000
Ohio State University:
0.010% 12/1/2034 (6)	2,250,000	2,250,000
0.010% 6/1/2035 (6)	10,895,000	10,895,000
State of Ohio, 0.010%, 12/1/2040 (6)	3,250,000	3,250,000
Tender Option Bond Trust Receipts/Certificates:
0.090% 2/15/2046 (5)(6)	8,000,000	8,000,000
0.160% 6/1/2026 (5)(6)	4,000,000	4,000,000

		31,395,000

Rhode Island — 0.4%
Rhode Island Health and Educational Building Corp., 0.020%, 9/1/2043 (6)	1,265,000	1,265,000

South Carolina — 0.7%
Town of Lexington Waterworks & Sewer System Revenue, 2.250%, 10/27/2021	2,000,000	2,006,027

South Dakota — 2.1%
South Dakota Housing Development Authority, 0.140%, 11/1/2048 (6)	5,945,000	5,945,000

Description	Shares or Principal Amount	Value
Municipals (continued)

Tennessee — 1.0%
Shelby County Health Educational & Housing Facilities Board, 0.010%, AGM, 6/1/2042 (6)	$2,870,000	$2,870,000

Texas — 13.1%
Board of Regents of the University of Texas System:
0.010% 8/1/2033 (6)	1,625,000	1,625,000
0.060% 10/7/2021	8,280,000	8,280,000
City of Houston Combined Utility System Revenue, 0.020%, 5/15/2034 (6)	1,900,000	1,900,000
City of San Antonio, 0.070%, 9/2/2021	4,000,000	4,000,000
Harris County, 0.070%, 12/2/2021	3,155,000	3,155,000
Harris County Health Facilities Development Corp.:
0.010% 12/1/2041 (6)	700,000	700,000
0.010% 12/1/2041 (6)	1,250,000	1,250,000
Lower Neches Valley Authority Industrial Development Corp.:
0.010% 11/1/2038 (6)	850,000	850,000
0.010% 5/1/2046 (6)	1,500,000	1,500,000
Permanent University Fund —University of Texas System, 0.010%, 7/1/2037 (6)	2,900,000	2,900,000
Tarrant County Cultural Education Facilities Finance Corp.:
0.010% 11/15/2033 (6)	620,000	620,000
0.010% 11/15/2047 (6)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates, 0.100%, 1/1/2040 (5)(6)	7,000,000	7,000,000

		36,780,000

Virginia — 1.9%
Loudoun County Economic Development Authority:
0.010% 2/15/2038 (6)	1,850,000	1,850,000
0.020% 2/15/2038 (6)	1,600,000	1,600,000
0.020% 2/15/2038 (6)	1,785,000	1,785,000

		5,235,000

Wisconsin — 1.2%
PMA Levy & Aid Anticipation Notes Program, 3.000%, 10/22/2021	3,470,000	3,483,295

Total Municipals		268,598,008

Mutual Funds — 4.5%
BlackRock Liquidity Funds Tempfund Portfolio — Institutional Class, 0.030%	814,453	814,453
Federated Institutional Tax-Free Cash Trust — Institutional Class, 0.010%	11,802,876	11,802,876

Total Mutual Funds		12,617,329

Total Investments — 99.9% (at amortized cost)		281,215,337
Other Assets and Liabilities — 0.1%		291,483

Total Net Assets — 100.0%		$281,506,820

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Prime Money Market Fund

Description	Principal Amount	Value
Certificates of Deposit — 10.0%

Banks — 10.0%
Bank of Nova Scotia:
0.190% (SOFR + 14 basis points), 6/24/2022 (6)	$3,000,000	$3,000,000
0.220% (SOFR + 17 basis points), 2/25/2022 (6)	3,000,000	2,999,996
0.270% (SOFR + 22 basis points), 12/23/2021 (6)	3,000,000	3,000,000
Credit Agricole Corporate and Investment Bank, 0.080% 9/3/2021	7,500,000	7,500,000
Goldman Sachs Bank USA, 0.220% (SOFR + 17 basis points), 7/26/2022 (6)	3,000,000	3,000,000
Mizuho Bank, Ltd., 0.160% 9/3/2021	4,600,000	4,600,008
Nordea Bank Abp, 0.196% (LIBOR 1 Month + 10 basis points), 9/15/2021 (6)	3,000,000	3,000,000
Sumitomo Mitsui Banking Corp., 0.200% (SOFR + 15 basis points), 4/22/2022 (6)	3,000,000	3,000,000
Toronto-Dominion Bank, 0.250% (SOFR + 20 basis points), 2/16/2022 (6)	2,500,000	2,500,000

Total Certificates of Deposit		32,600,004

Commercial Paper — 68.5%

Asset-Backed Securities — 21.4%
Chariot Funding LLC:
0.081% 9/1/2021 (8)	5,000,000	5,000,000
0.081% 9/20/2021 (8)	5,000,000	4,999,789
Chesh LLC, 0.071% 9/1/2021 (8)	12,000,000	12,000,000
LMA Americas LLC:
0.071% 9/2/2021 (8)	4,000,000	3,999,992
0.091% 10/12/2021 (8)	3,000,000	2,999,693
0.106% 9/1/2021 (8)	1,500,000	1,500,000
0.203% 11/5/2021 (8)	2,750,000	2,749,007
Longship Funding LLC:
0.071% 9/10/2021 (8)	1,500,000	1,499,974
0.091% 9/29/2021 (8)	5,000,000	4,999,650
0.101% 9/22/2021 (8)	2,500,000	2,499,854
Ridgefield Funding Co., 0.101% 9/8/2021 (8)	6,000,000	5,999,883
Sheffield Receivables Co. LLC:
0.081% 9/1/2021 (8)	3,000,000	3,000,000
0.081% 9/15/2021 (8)	4,405,000	4,404,863
0.081% 9/21/2021 (8)	2,500,000	2,499,889
0.101% 9/14/2021 (8)	2,458,000	2,457,911
Toronto-Dominion Bank, 0.071% 9/3/2021 (8)	9,000,000	8,999,965

		69,610,470

Banks — 18.0%
Macquarie Bank ltd.:
0.101% 9/17/2021 (8)	3,000,000	2,999,867
0.112% 11/15/2021 (8)	3,000,000	2,999,313
Manhattan Asset Funding Co. LLC:
0.071% 9/15/2021 (8)	5,000,000	4,999,864
0.112% 10/12/2021 (8)	3,741,000	3,740,531
0.162% 9/1/2021 (8)	3,000,000	3,000,000

Description	Principal Amount	Value
Commercial Paper (continued)

Banks (continued)
Nationwide Building Society:
0.061% 9/13/2021 (8)	$3,000,000	$2,999,940
0.081% 9/13/2021 (8)	3,000,000	2,999,920
0.091% 9/13/2021 (8)	5,000,000	4,999,850
Sumitomo Mitsui Banking Corp.:
0.070% 9/7/2021 (8)	5,000,000	5,000,000
0.071% 9/1/2021 (8)	7,000,000	7,000,000
0.122% 11/5/2021 (8)	3,000,000	2,999,350
0.122% 11/10/2021 (8)	2,750,000	2,749,358
Swedbank AB, 0.061% 9/7/2021 (8)	12,000,000	11,999,880

		58,487,873

Diversified Financial Services — 29.1%
Atlantic Asset securitiation LLC:
0.061% 9/7/2021 (8)	3,000,000	2,999,970
0.071% 9/7/2021 (8)	5,000,000	4,999,942
0.091% 9/2/2021 (8)	2,500,000	2,499,994
Australia & New Zealand Banking Group, Ltd., 0.138% (LIBOR 3 Month + 2 basis points), 9/16/2021 (5)(6)	2,500,000	2,500,036
Collateralized Commercial Paper Co. LLC, 0.183% 12/13/2021 (8)	2,500,000	2,498,713
DNB NOR Bank ASA:
0.051% 9/7/2021 (8)	5,000,000	4,999,958
0.061% 9/1/2021 (8)	4,500,000	4,500,000
Equipment Intermediation, 0.061% 9/3/2021 (8)	11,999,999	11,999,960
Erste Abwickungsanstalt, 0.101% 10/26/2021 (8)	3,000,000	2,999,542
Gotham Funding Corp.:
0.051% 9/1/2021 (8)	5,000,000	5,000,000
0.101% 11/23/2021 (8)	3,000,000	2,999,308
0.112% 10/12/2021 (8)	3,000,000	2,999,624
IONIC Capital II Trust:
0.112% 9/2/2021 (8)	700,000	699,998
0.112% 9/16/2021 (8)	3,000,000	2,999,862
0.132% 9/28/2021 (8)	5,000,000	4,999,512
JP Morgan Securities LLC, 0.190% (SOFR + 14 basis points), 1/25/2022 (5)(6)	3,000,000	3,000,000
Liberty Funding LLC:
0.091% 10/7/2021 (8)	3,000,000	2,999,730
0.112% 11/1/2021 (8)	2,500,000	2,499,534
Mitsubishi UFJ Financial Group, Inc., 0.117% 10/26/2021 (8)	2,470,000	2,469,566
Starbird Funding Corp.:
0.091% 10/7/2021 (8)	3,000,000	2,999,730
0.101% 11/8/2021 (8)	2,000,000	1,999,622
0.112% 10/1/2021 (8)	2,500,000	2,499,771
0.122% 11/22/2021 (8)	2,500,000	2,499,317
Versailles CDS LLC, 0.051% 9/2/2021 (8)	7,805,000	7,804,989
Victory Receivables Corp.:
0.101% 10/1/2021 (8)	3,000,000	2,999,750
0.112% 11/2/2021 (8)	3,000,000	2,999,432

		94,467,860

Total Commercial Paper		222,566,203

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Schedules of Investments

Prime Money Market Fund (continued)

Description	Shares or Principal Amount	Value
Mutual Funds — 6.5%
Goldman Sachs Money Market Fund — Premier Class, 0.026%	12,558,146	$12,558,146
State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.025%	8,557,622	8,557,818

Total Mutual Funds		21,115,964

Repurchase Agreements — 15.0%
Agreement with Fixed Income Clearing Corp., 0.000%, dated 8/31/2021, to be repurchased at $10,651,839 on 9/1/2021, collateralized by U.S. Government Treasury Obligation with a maturity of 2/28/2022, with a fair value of $10,864,959.	$10,651,839	10,651,839
Agreement with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050%, dated 8/31/2021, to be repurchased at $30,000,042 on 9/1/2021, collateralized by U.S. Government Agency Obligation with a maturity of 9/30/2022, with a fair value of $30,600,041.	30,000,000	30,000,000
Agreement with Fixed Income Clearing Corp., 0.040%, dated 8/31/2021, to be repurchased at $8,000,009 on 9/1/2021, collateralized by U.S. Government Treasury Obligation with a maturity of 7/31/2028, with a fair value of $8,160,024.	8,000,000	8,000,000

Total Repurchase Agreements		48,651,839

Total Investments — 100.0% (at amortized cost)		324,934,010
Other Assets and Liabilities — 0.0%		40,960

Total Net Assets — 100.0%		$324,974,970

(See Notes which are an integral part of the Financial Statements)

Notes to Schedules of Investments

The categories of investments are shown as a percentage of total net assets for each Fund as of August 31, 2021. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of August 31, 2021. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. Certain securities may be subject to demand features which allow the security to be redeemed prior to final maturity date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

*

A Summary Schedule of Investments is presented for this portfolio. A complete Schedule of Investments is available by accessing the SEC’s website, www.sec.gov. For all items listed as “Other securities” in this summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of August 31, 2021. In certain instances, securities for which footnotes listed below may otherwise apply are included in the “Other securities” caption.

(1)	Non-income producing.
(2)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
(3)	Please refer to Note 2, subsection Securities Lending, in the Notes to Financial Statements.
(4)	Denotes an investment in an affiliated entity. Please refer to Note 5, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.
(5)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At August 31, 2021 these securities amounted to:

Fund	Amount	% of Total Net Assets
Disciplined International Equity Fund	$964,336	1.17%

LGM Emerging Markets Equity Fund	6,158,054	2.12

Ultra Short Tax-Free Fund	57,961,084	10.05

Short Tax-Free Fund	3,871,899	2.93

Short-Term Income Fund	35,554,369	12.81

Intermediate Tax-Free Fund	68,126,755	3.53

Fund	Amount	% of Total Net Assets

Strategic Income Fund	$54,166,085	47.71%

Corporate Income Fund	112,283,147	26.03

Core Plus Bond Fund	220,300,973	18.05

Tax-Free Money Market Fund	69,655,000	24.74

Prime Money Market Fund	5,500,036	1.69

(6)

Denotes a variable rate security. The rate shown is the current interest rate as of August 31, 2021. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(7)

Securities that are subject to alternative minimum tax of the Ultra Short Tax-Free Fund, Short Tax-Free Fund, and Intermediate Tax-Free Fund portfolios represents 11.63%, 8.36%, and 9.51% respectively, as calculated based upon total portfolio market value.

(8)	Each issue shows the rate of the discount at the time of purchase.

The following acronyms may be referenced throughout this report:

ACA     — American Capital Access Corporation

ADED   — Arkansas Department of Economic Development

ADR    — American Depository Receipt

AGC     — Assured Guaranty Corporation

AGM   — Assured Guaranty Municipal

AMBAC   — American Municipal Bond Assurance Corporation

AMT    — Alternative Minimum Tax

BAM   — Build America Mutual Assurance Company

BHAC   — Berkshire Hathaway Assurance Corporation

BMA   — Bond Market Association

CFC    — Cooperative Finance Corporation

CIFG    — CDC IXIS Financial Guaranty

CMI     — California Mortgage Insurance

COLL   — Collateralized

ETF    — Exchange Traded Fund

FCPR DLY  — Federal Reserve Bank Prime Loan Rate

FDIC    — Federal Depository Insurance Corporation

FFCB   — Federal Farm Credit Bank

FGIC    — Financial Guaranty Insurance Corporation

FHA     — Federal Housing Administration

FHLB    — Federal Home Loan Bank

FHLMC   — Federal Home Loan Mortgage Corporation

FNMA  — Federal National Mortgage Association

FRN     — Floating Rate Note

FSA     — Financial Security Assurance Corporation

GDR    — Global Depository Receipt

GNMA    — Government National Mortgage Association

GO    — Government Obligation

HFDC    — Health Facility Development Corporation

HUD    — Department of Housing and Urban Development

IDC    — Industrial Development Corporation

IMI      — Investors Mortgage Insurance Company

INS      — Insured

LIBOR     — London Interbank Offered Rate

LIQ      — Liquidity Agreement

LLC      — Limited Liability Corporation

LOC     — Letter of Credit

LP      — Limited Partnership

LT      — Limited Tax

MAC     — Municipal Assurance Corporation

MBIA   — Municipal Bond Insurance Association

MHF     — Maryland Housing Fund

MTN     — Medium Term Note

NATL    — National Public Finance Guarantee

OBFR    — Overnight Bank Funding Rate

PCA     — Pollution Control Authority

PLC      — Public Limited Company

PSF      — Permanent School Fund Guaranteed

PUFG    — Permanent University Fund Guarantee

Q-SBLF    — Qualified School Bond Loan Fund

RADIAN  — Radian Asset Assurance

REITs    — Real Estate Investment Trusts

REMIC    — Real Estate Mortgage Investment Conduit

SAW     — State Aid Withholding

SIFMA    — Securities Industry and Financial Markets Association

SOFR    — Secured Overnight Financing Rate

TCRs     — Transferable Custody Receipts

TLGP    — Temporary Liquidity Guarantee Program

TRANs    — Tax and Revenue Anticipation Notes

UT     — Unlimited Tax

VRNs    — Variable Rate Notes

XLCA    — XL Capital Assurance

August 31, 2021

Statements of Assets and Liabilities	BMO Funds

	Low Volatility Equity Fund		Dividend Income Fund	Large-Cap Value Fund		Large-Cap Growth Fund	Mid-Cap Value Fund
Assets:
Investments in unaffiliated issuers, at value	$164,094,026	(1)	$223,404,694	$336,186,970	(1)	$582,863,471	$44,319,196
Cash sweep investments in affiliated issuers, at value	1,799,431		2,939,087	5,778,270		4,948,668	—
Dividends and interest receivable	303,613		360,431	505,186		455,505	43,845
Receivable for investments sold	2,360,882		—	—		—	6,276,699
Receivable for capital stock sold	74,477		311,544	457,955		392,289	6,568
Prepaid expenses and other receivables	23,696		13,004	21,617		28,427	20,637

Total assets	168,656,125		227,028,760	342,949,998		588,688,360	50,666,945

Liabilities:
Payable for return of securities lending collateral	822,192		—	—		—	—
Payable for investments purchased	—		—	—		—	4,904,931
Payable for capital stock redeemed	184,047		121,012	124,420		350,373	3,819
Payable to affiliates for interfund lending	—		—	—		—	590,007
Payable to affiliates, net (Note 5)	41,768		59,514	80,726		139,235	10,677
Other liabilities	44,644		54,974	71,833		84,281	68,117

Total liabilities	1,092,651		235,500	276,979		573,889	5,577,551

Total net assets	$167,563,474		$226,793,260	$342,673,019		$588,114,471	$45,089,394

Net assets consist of:
Paid-in capital	$114,554,245		$125,689,734	$223,862,916		$256,221,735	$33,323,570
Distributable earnings	53,009,229		101,103,526	118,810,103		331,892,736	11,765,824

Total net assets	$167,563,474		$226,793,260	$342,673,019		$588,114,471	$45,089,394

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$—		$—	$—		$27.26	$—
Advisor class of shares:
Net asset value, offering price and redemption proceeds per share	17.57		18.67	19.06		27.22	13.80
Offering price per share(2)	18.49		19.65	20.06		28.65	14.53
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	17.64		18.60	19.08		27.60	13.76
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	—		—	19.11		27.69	13.76

Net assets:
Investor class of shares	$—		$—	$—		$75,919,169	$—
Advisor class of shares	25,019,788		7,822,747	18,562,696		1,587,065	36,197,345
Institutional class of shares	142,543,686		218,970,513	284,730,510		170,900,839	6,951,645
Retirement class R-6 of shares	—		—	39,379,813		339,707,398	1,940,404

Total net assets	$167,563,474		$226,793,260	$342,673,019		$588,114,471	$45,089,394

Shares outstanding:
Investor class of shares	—		—	—		2,784,706	—
Advisor class of shares	1,423,672		419,004	974,147		58,302	2,623,700
Institutional class of shares	8,078,996		11,772,272	14,926,129		6,191,311	505,363
Retirement class R-6 of shares	—		—	2,060,369		12,267,968	141,030

Total shares outstanding	9,502,668		12,191,276	17,960,645		21,302,287	3,270,093

Investments, at cost:
Investments in unaffiliated issuers	$114,059,512		$138,168,930	$249,064,438		$307,877,217	$32,089,992
Cash sweep investments in affiliated issuers	1,799,431		2,939,087	5,778,270		4,948,668	—

Total investments, at cost	$115,858,943		$141,108,017	$254,842,708		$312,825,885	$32,089,992

(1)	Including $1,304,004 and $2,143,428 respectively, of securities on loan. A security on loan value represents both fair value and accrued interest.
(2)	Computation of offering price per share 100/95 of net asset value.

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Statements of Assets and Liabilities	BMO Funds

	Mid-Cap Growth Fund		Small-Cap Value Fund	Small-Cap Growth Fund		Disciplined International Equity Fund		Pyrford International Stock Fund
Assets:
Investments in unaffiliated issuers, at value	$23,025,770	(1)	$106,168,562	$120,808,450	(1)	$81,033,431	(1)	$734,569,946	(2)
Cash sweep investments in affiliated issuers, at value	317,488		895,573	2,278,951		979,389		33,935,545
Cash denominated in foreign currencies	—		—	—		26,630	(3)	248,201	(4)
Dividends and interest receivable	4,621		111,401	14,208		565,236		6,012,404
Receivable for investments sold	—		—	—		861,343		499,621
Receivable for capital stock sold	4,088		161,163	96,728		154,238		620,092
Receivable from affiliates, net (Note 5)	4,556		—	—		—		—
Prepaid expenses and other receivables	21,639		19,172	13,909		29,206		26,748

Total assets	23,378,162		107,355,871	123,212,246		83,649,473		775,912,557

Liabilities:
Payable for return of securities lending collateral	—		—	590,121		15,447		11,868,142
Payable for investments purchased	—		—	—		881,116		1,312,504
Payable for capital stock redeemed	42,037		77,108	27,297		11,151		741,607
Payable for foreign tax expense	—		—	—		6,950		203,659
Payable to affiliates, net (Note 5)	—		22,576	52,600		33,189		437,351
Other liabilities	60,560		43,906	60,400		46,432		185,500

Total liabilities	102,597		143,590	730,418		994,285		14,748,763

Total net assets	$23,275,565		$107,212,281	$122,481,828		$82,655,188		$761,163,794

Net assets consist of:
Paid-in capital	$10,890,545		$80,735,124	$68,290,433		$75,654,584		$610,418,762
Distributable earnings	12,385,020		26,477,157	54,191,395		7,000,604		150,745,032

Total net assets	$23,275,565		$107,212,281	$122,481,828		$82,655,188		$761,163,794

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Advisor class of shares:
Net asset value, offering price and redemption proceeds per share	$11.41		$15.92	$23.20		$11.96		$15.58
Offering price per share(5)	12.01		16.76	24.42		12.59		16.40
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	12.90		16.23	24.59		12.02		15.24
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	—		16.43	—		—		15.26

Net assets:
Advisor class of shares	$17,801,534		$1,849,719	$33,873,121		$161,722		$1,985,933
Institutional class of shares	5,474,031		89,182,952	88,608,707		82,493,466		486,673,318
Retirement class R-6 of shares	—		16,179,610	—		—		272,504,543

Total net assets	$23,275,565		$107,212,281	$122,481,828		$82,655,188		$761,163,794

Shares outstanding:
Advisor class of shares	1,560,142		116,156	1,459,851		13,516		127,466
Institutional class of shares	424,429		5,493,967	3,603,343		6,860,996		31,937,916
Retirement class R-6 of shares	—		984,837	—		—		17,859,584

Total shares outstanding	1,984,571		6,594,960	5,063,194		6,874,512		49,924,966

Investments, at cost:
Investments in unaffiliated issuers	$15,747,741		$84,996,320	$84,626,664		$69,504,029		$585,052,368
Cash sweep investments in affiliated issuers	317,488		895,573	2,278,951		979,389		33,935,545

Total investments, at cost	$16,065,229		$85,891,893	$86,905,615		$70,483,418		$618,987,913

(1)	Including $314,977, $2,110,953 and $1,423,272 respectively, of securities on loan. A security on loan value represents both fair value and accrued interest.
(2)	Including $18,610,042 of securities on loan. A security on loan value represents both fair value and accrued interest.
(3)	Identified cost of cash denominated in foreign currencies is $26,635.
(4)	Identified cost of cash denominated in foreign currencies is $247,028.
(5)	Computation of offering price per share 100/95 of net asset value.

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Statements of Assets and Liabilities	BMO Funds

	LGM Emerging Markets Equity Fund		Ultra Short Tax-Free Fund		Short Tax-Free Fund		Short-Term Income Fund
Assets:
Investments in unaffiliated issuers, at value	$282,760,414		$567,572,386		$131,204,999		$275,300,387	(1)
Cash sweep investments in affiliated issuers, at value	9,684,948		—		—		5,202,379
Investments in repurchase agreements	—		188,051		243,356		—
Cash denominated in foreign currencies	694,071	(2)	—		—		—
Dividends and interest receivable	261,979		2,239,134		1,064,895		1,087,805
Receivable for investments sold	—		8,900,015		—		—
Receivable for capital stock sold	229,354		613,436		34,650		114,897
Prepaid expenses and other receivables	13,099		32,748		20,670		21,624

Total assets	293,643,865		579,545,770		132,568,570		281,727,092

Liabilities:
Payable for return of securities lending collateral	—		—		—		3,201,330
Payable for investments purchased	—		2,228,204		—		—
Payable for capital stock redeemed	128,489		116,932		92,248		792,575
Payable for foreign tax expense	2,752,733		—		—		—
Payable to affiliates, net (Note 5)	89,522		63,795		22,348		24,405
Payable for income distribution	—		96,628		77,746		138,671
Other liabilities	237,208		92,189		48,597		66,871

Total liabilities	3,207,952		2,597,748		240,939		4,223,852

Total net assets	$290,435,913		$576,948,022		$132,327,631		$277,503,240

Net assets consist of:
Paid-in capital	$222,273,133		$574,708,765		$130,192,227		$275,527,151
Distributable earnings	68,162,780		2,239,257		2,135,404		1,976,089

Total net assets	$290,435,913		$576,948,022		$132,327,631		$277,503,240

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Advisor class of shares:
Net asset value, offering price and redemption proceeds per share	$17.96		$10.11		$10.31		$9.49
Offering price per share	18.91	(3)	10.32	(4)	10.52	(4)	9.68	(4)
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	17.91		10.10		10.32		9.51

Net assets:
Advisor class of shares	$4,973,597		$11,462,552		$3,404,411		$9,060,449
Institutional class of shares	285,462,316		565,485,470		128,923,220		268,442,791

Total net assets	$290,435,913		$576,948,022		$132,327,631		$277,503,240

Shares outstanding:
Advisor class of shares	276,895		1,133,577		330,055		954,621
Institutional class of shares	15,941,949		55,976,740		12,491,833		28,227,283

Total shares outstanding	16,218,844		57,110,317		12,821,888		29,181,904

Investments, at cost:
Investments in unaffiliated issuers	$210,260,537		$564,750,467		$129,170,345		$271,850,712
Cash sweep investments in affiliated issuers	9,684,948		—		—		5,202,379

Total investments, at cost	$219,945,485		$564,750,467		$129,170,345		$277,053,091

(1)	Including $4,792,671 of securities on loan. A security on loan value represents both fair value and accrued interest.
(2)	Identified cost of cash denominated in foreign currencies is $718,374.
(3)	Computation of offering price per share 100/95 of net asset value.
(4)	Computation of offering price per share 100/98 of net asset value.

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Statements of Assets and Liabilities	BMO Funds

	Intermediate Tax-Free Fund	Strategic Income Fund		Corporate Income Fund		Core Plus Bond Fund
Assets:
Investments in unaffiliated issuers, at value	$1,825,903,881	$103,538,571	(1)	$409,104,660	(1)	$1,194,132,321	(1)
Cash sweep investments in affiliated issuers, at value	—	12,621,944		24,733,832		31,568,576
Investments in repurchase agreements	69,371,306	—		—		—
Dividends and interest receivable	16,630,084	1,120,203		3,717,284		7,336,393
Receivable for investments sold	25,290,785	—		—		—
Receivable for capital stock sold	2,842,712	36,439		217,116		1,256,132
Prepaid expenses and other receivables	40,228	27,162		36,111		47,881

Total assets	1,940,078,996	117,344,319		437,809,003		1,234,341,303

Liabilities:
Payable for return of securities lending collateral	—	3,687,907		5,495,810		11,580,495
Payable for capital stock redeemed	6,249,968	38,366		475,486		1,532,718
Payable to affiliates, net (Note 5)	374,352	14,954		100,461		217,431
Payable for income distribution	905,607	9,832		229,785		179,462
Other liabilities	246,835	51,800		73,332		140,025

Total liabilities	7,776,762	3,802,859		6,374,874		13,650,131

Total net assets	$1,932,302,234	$113,541,460		$431,434,129		$1,220,691,172

Net assets consist of:
Paid-in capital	$1,824,887,996	$110,945,512		$395,107,866		$1,155,979,034
Distributable earnings	107,414,238	2,595,948		36,326,263		64,712,138

Total net assets	$1,932,302,234	$113,541,460		$431,434,129		$1,220,691,172

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$11.69	$9.81		$14.36		$12.36
Advisor class of shares:
Net asset value, offering price and redemption proceeds per share	11.69	9.81		14.36		12.36
Offering price per share(2)	12.11	10.17		14.88		12.81
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	11.67	9.80		14.35		12.35

Net assets:
Investor class of shares	$426,925,717	$53,588,457		$82,683,405		$41,237,111
Advisor class of shares	5,320,037	15,868,679		2,437,099		5,759,084
Institutional class of shares	1,500,056,480	44,084,324		346,313,625		1,173,694,977

Total net assets	$1,932,302,234	$113,541,460		$431,434,129		$1,220,691,172

Shares outstanding:
Investor class of shares	36,527,965	5,462,715		5,757,083		3,336,977
Advisor class of shares	455,263	1,617,745		169,696		466,061
Institutional class of shares	128,487,567	4,496,277		24,138,325		95,000,233

Total shares outstanding	165,470,795	11,576,737		30,065,104		98,803,271

Investments, at cost:
Investments in unaffiliated issuers	$1,758,727,858	$98,635,381		$378,869,818		$1,132,304,516
Cash sweep investments in affiliated issuers	—	12,621,944		24,733,832		31,568,576

Total investments, at cost	$1,758,727,858	$111,257,325		$403,603,650		$1,163,873,092

(1)	Including $4,662,074, $9,124,821 and $12,337,086 respectively, of securities on loan. A security on loan value represents both fair value and accrued interest.
(2)	Computation of offering price per share 100/96.5 of net asset value.

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Statements of Assets and Liabilities	BMO Funds

	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund
Assets:
Investments in unaffiliated issuers, at value	$2,260,439,855	$281,215,337	$276,282,171
Investments in repurchase agreements	1,457,529,960	—	48,651,839
Cash	—	1,000	—
Dividends and interest receivable	668,333	301,814	8,332
Receivable for capital stock sold	113,009	—	1,809
Receivable from affiliates, net (Note 5)	341,257	59,235	123,487
Prepaid expenses and other receivables	625,608	16,510	23,493

Total assets	3,719,718,022	281,593,896	325,091,131

Liabilities:
Payable for capital stock redeemed	68,498	—	—
Payable for income distribution	28,054	6,559	7,023
Other liabilities	320,761	80,517	109,138

Total liabilities	417,313	87,076	116,161

Total net assets	$3,719,300,709	$281,506,820	$324,974,970

Net assets consist of:
Paid-in capital	$3,719,302,684	$281,506,142	$324,981,992
Distributable earnings (accumulated loss)	(1,975)	678	(7,022)

Total net assets	$3,719,300,709	$281,506,820	$324,974,970

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$1.00	$1.00	$1.00
Premier class of shares:
Net asset value, offering price and redemption proceeds per share	1.00	1.00	1.00

Net assets:
Investor class of shares	$495,212,701	$22,738,477	$20,627,015
Premier class of shares	3,224,088,008	258,768,343	304,347,955

Total net assets	$3,719,300,709	$281,506,820	$324,974,970

Shares outstanding:
Investor class of shares	495,214,310	22,735,024	20,633,382
Premier class of shares	3,224,088,374	258,798,787	304,365,643

Total shares outstanding	3,719,302,684	281,533,811	324,999,025

Investments, at cost:
Investments in unaffiliated issuers	$3,717,969,815	$281,215,337	$324,934,010

Total investments, at cost	$3,717,969,815	$281,215,337	$324,934,010

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2021

Statements of Operations	BMO Funds

	Low Volatility Equity Fund	Dividend Income Fund	Large-Cap Value Fund	Large-Cap Growth Fund	Mid-Cap Value Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$4,313,309	$6,126,641	$5,681,051	$3,656,442	$840,818
Affiliated issuers	1,619	2,036	1,419	3,230	181
Interest income	45	36	—	—	—
Net securities lending income from:
Unaffiliated issuers	21,992	23,506	34,644	34,448	12,466
Affiliated issuers (Note 5)	11,142	12,752	15,876	17,421	6,744

Total income	4,348,107	6,164,971	5,732,990	3,711,541	860,209

Expenses:
Investment advisory fees (Note 5)	850,186	1,277,989	1,059,665	1,741,675	336,317
Shareholder servicing fees (Note 5)	—	—	—	170,476	—
Administration fees (Note 5)	318,820	383,397	398,603	303,166	65,787
Portfolio accounting fees	57,333	60,835	57,778	83,146	37,188
Recordkeeping fees	38,564	62,310	91,833	113,840	77,013
Custodian fees	12,268	8,512	6,316	9,466	10,494
Registration fees	64,673	55,121	66,040	79,309	59,723
Professional fees	24,992	24,942	25,442	25,442	25,442
Printing and postage	26,847	51,435	33,010	43,215	38,829
Directors’ fees	38,077	38,077	38,077	38,077	38,077
Distribution services fees—Advisor Class (Note 5)	77,308	21,050	41,358	2,543	81,959
Miscellaneous	10,322	8,757	9,680	15,023	7,191

Total expenses	1,519,390	1,992,425	1,827,802	2,625,378	778,020

Deduct:
Expense waivers (Note 5)	(60,675)	(309,658)	(207,071)	(208,416)	(216,213)

Net expenses	1,458,715	1,682,767	1,620,731	2,416,962	561,807

Net investment income (loss)	2,889,392	4,482,204	4,112,259	1,294,579	298,402

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	19,561,269	41,929,618	41,860,005	72,134,595	6,555,388
Investments in affiliated issuers	(1,856)	(1,489)	(416)	(2,715)	(118)

Total net realized gain (loss)	19,559,413	41,928,129	41,859,589	72,131,880	6,555,270
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	9,821,059	41,291,225	59,752,592	73,380,915	10,288,370
Investments in affiliated issuers	851	713	162	590	281

Total net change in unrealized appreciation/depreciation	9,821,910	41,291,938	59,752,754	73,381,505	10,288,651

Net realized and unrealized gain (loss)	29,381,323	83,220,067	101,612,343	145,513,385	16,843,921

Change in net assets resulting from operations	$32,270,715	$87,702,271	$105,724,602	$146,807,964	$17,142,323

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2021

Statements of Operations	BMO Funds

	Mid-Cap Growth Fund	Small-Cap Value Fund	Small-Cap Growth Fund	Disciplined International Equity Fund	Pyrford International Stock Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$103,172	$1,257,919	$354,936	$1,700,595 (1)	$27,415,574 (1)
Affiliated issuers	309	473	556	724	6,266
Net securities lending income from:
Unaffiliated issuers	11,041	7,939	17,140	11,121	156,355
Affiliated issuers (Note 5)	5,916	2,637	6,040	—	—

Total income	120,438	1,268,968	378,672	1,712,440	27,578,195

Expenses:
Investment advisory fees (Note 5)	200,423	570,751	766,653	325,211	5,340,157
Administration fees (Note 5)	43,192	105,527	167,880	81,303	723,415
Portfolio accounting fees	36,780	42,733	44,549	4,662	24,175
Recordkeeping fees	65,305	57,147	85,880	21,210	68,018
Custodian fees	5,785	25,729	9,654	55,397	264,997
Registration fees	60,573	56,054	47,386	51,070	74,198
Professional fees	25,442	24,992	25,442	31,094	37,869
Printing and postage	31,209	23,301	39,633	3,355	22,129
Directors’ fees	38,077	38,077	38,077	38,077	38,077
Distribution services fees—Advisor Class (Note 5)	40,445	4,508	79,146	391	4,569
Miscellaneous	7,740	3,834	4,214	575	7,107

Total expenses	554,971	952,653	1,308,514	612,345	6,604,711

Deduct:
Expense waivers (Note 5)	(222,720)	(142,704)	(121,325)	(123,963)	(54,381)

Net expenses	332,251	809,949	1,187,189	488,382	6,550,330

Net investment income (loss)	(211,813)	459,019	(808,517)	1,224,058	21,027,865

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	16,763,815	10,316,997	19,817,088	2,332,814	15,619,702
Investments in affiliated issuers	(324)	(328)	(296)	(308)	160
Foreign currency transactions	—	—	—	2,911	(222,024)

Total net realized gain (loss)	16,763,491	10,316,669	19,816,792	2,335,417	15,397,838
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	(12,993,543)	20,926,502	20,710,475	7,218,109	81,621,870
Investments in affiliated issuers	317	271	291	177	(1,611)
Foreign currency translations	—	—	—	(6,855)	(90,962)

Total net change in unrealized appreciation/depreciation	(12,993,226)	20,926,773	20,710,766	7,211,431	81,529,297

Net realized and unrealized gain (loss)	3,770,265	31,243,442	40,527,558	9,546,848	96,927,135

Change in net assets resulting from operations	$3,558,452	$31,702,461	$39,719,041	$10,770,906	$117,955,000

(1)	Net of foreign taxes withheld of $165,089 and $1,976,871 respectively.

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2021

Statements of Operations	BMO Funds

	LGM Emerging Markets Equity Fund	Ultra Short Tax-Free Fund	Short Tax-Free Fund	Short-Term Income Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$5,244,609 (1)	$106,592	$2,648	$—
Affiliated issuers	5,284	—	—	2,248
Interest income	—	5,193,135	2,277,150	4,655,820
Net securities lending income from:
Unaffiliated issuers	3,387	—	—	30,709
Affiliated issuers (Note 5)	—	—	—	9,379

Total income	5,253,280	5,299,727	2,279,798	4,698,156

Expenses:
Investment advisory fees (Note 5)	2,807,962	971,897	255,296	519,485
Administration fees (Note 5)	467,994	842,846	193,655	405,827
Portfolio accounting fees	10,125	121,866	65,452	86,157
Recordkeeping fees	68,508	36,667	23,657	61,759
Custodian fees	296,340	26,445	3,882	7,982
Registration fees	51,866	76,845	44,095	50,634
Professional fees	59,747	30,192	30,192	30,192
Printing and postage	48,505	8,728	5,709	21,333
Directors’ fees	38,077	38,077	38,077	38,077
Distribution services fees—Advisor Class (Note 5)	11,613	31,219	8,548	50,893
Miscellaneous	6,563	16,139	5,514	8,098

Total expenses	3,867,300	2,200,921	674,077	1,280,437

Deduct:
Expense waivers (Note 5)	(263,862)	(483,674)	(152,336)	(282,614)

Net expenses	3,603,438	1,717,247	521,741	997,823

Net investment income (loss)	1,649,842	3,582,480	1,758,057	3,700,333

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	26,204,474 (2)	376	49,277	554,101
Investments in affiliated issuers	(4,548)	—	—	(1,881)
Foreign currency transactions	(315,243)	—	—	—

Total net realized gain (loss)	25,884,683	376	49,277	552,220
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	29,200,503	1,038,294	143,738	(2,042,105)
Investments in affiliated issuers	1,190	—	—	1,414
Foreign currency translations	(17,993)	—	—	—

Total net change in unrealized appreciation/depreciation	29,183,700	1,038,294	143,738	(2,040,691)

Net realized and unrealized gain (loss)	55,068,383	1,038,670	193,015	(1,488,471)

Change in net assets resulting from operations	$56,718,225	$4,621,150	$1,951,072	$2,211,862

(1)	Net of foreign taxes withheld of $700,308.
(2)	Net of foreign taxes withheld of $2,366,024, $1,860,236 of which is related to appreciated investments held at period end.

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2021

Statements of Operations	BMO Funds

	Intermediate Tax-Free Fund	Strategic Income Fund	Corporate Income Fund	Core Plus Bond Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$58,279	$46	$114	$114
Affiliated issuers	—	1,192	4,747	11,054
Interest income	56,185,784	3,890,059	14,014,340	34,023,322
Net securities lending income from:
Unaffiliated issuers	—	23,886	74,280	135,944
Affiliated issuers (Note 5)	—	4,938	20,448	44,228

Total income	56,244,063	3,920,121	14,113,929	34,214,662

Expenses:
Investment advisory fees (Note 5)	2,223,456	227,187	749,450	1,504,624
Shareholder servicing fees (Note 5)	1,095,327	134,277	233,379	174,961
Administration fees (Note 5)	2,900,184	137,573	639,450	1,821,936
Portfolio accounting fees	365,587	61,816	106,295	199,052
Recordkeeping fees	46,462	65,509	40,620	73,876
Custodian fees	19,813	6,359	6,648	18,083
Registration fees	122,182	63,285	96,887	114,454
Professional fees	30,192	32,542	32,442	32,442
Printing and postage	37,964	21,428	16,255	39,691
Directors’ fees	38,077	38,077	38,077	38,077
Distribution services fees—Advisor Class (Note 5)	14,273	36,135	9,049	12,899
Miscellaneous	50,032	4,360	13,128	33,528

Total expenses	6,943,549	828,548	1,981,680	4,063,623

Deduct:
Expense waivers (Note 5)	(52,004)	(153,697)	(63,857)	—

Net expenses	6,891,545	674,851	1,917,823	4,063,623

Net investment income (loss)	49,352,518	3,245,270	12,196,106	30,151,039

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	4,636,887	226,742	7,615,232	13,161,933
Investments in affiliated issuers	—	(735)	(3,898)	(7,936)

Total net realized gain (loss)	4,636,887	226,007	7,611,334	13,153,997
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	25,867,149	3,077,005	(2,430,524)	(16,724,991)
Investments in affiliated issuers	—	104	1,839	4,139

Total net change in unrealized appreciation/depreciation	25,867,149	3,077,109	(2,428,685)	(16,720,852)

Net realized and unrealized gain (loss)	30,504,036	3,303,116	5,182,649	(3,566,855)

Change in net assets resulting from operations	$79,856,554	$6,548,386	$17,378,755	$26,584,184

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2021

Statements of Operations	BMO Funds

	Government Money Market Fund		Tax-Free Money Market Fund	Prime Money Market Fund
Investment Income:
Interest income	$3,356,179	(1)	$547,747	$752,291
Excess expense reimbursement from investment adviser (Note 5)	6,890,348		242,591	688,646

Total income	10,246,527		790,338	1,440,937

Expenses:
Investment advisory fees (Note 5)	7,736,982		628,797	726,330
Shareholder servicing fees (Note 5)	1,791,341		102,877	423,332
Administration fees (Note 5)	1,335,805		125,009	160,041
Portfolio accounting fees	577,088		109,631	149,528
Recordkeeping fees	29,808		26,728	69,240
Custodian fees	44,961		16,278	27,625
Registration fees	53,864		54,737	78,170
Professional fees	29,302		33,552	34,052
Printing and postage	17,664		10,369	44,342
Directors’ fees	38,077		38,077	38,077
Miscellaneous	97,753		11,318	17,063

Total expenses	11,752,645		1,157,373	1,767,800

Deduct:
Expense waivers (Note 5)	(1,910,686)		(425,699)	(376,029)

Net expenses	9,841,959		731,674	1,391,771

Net investment income (loss)	404,568		58,664	49,166

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	2,658		8,284	25,147

Total net realized gain (loss)	2,658		8,284	25,147

Net realized and unrealized gain (loss)	2,658		8,284	25,147

Change in net assets resulting from operations	$407,226		$66,948	$74,313

(1)	Income earned from the interfund lending program is $13,169.

(See Notes which are an integral part of the Financial Statements)

Statements of Changes in Net Assets

	Low Volatility Equity Fund		Dividend Income Fund		Large-Cap Value Fund
	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020
Change in net assets resulting from:

Operations:
Net investment income (loss)	$2,889,392	$4,260,722	$4,482,204	$7,135,716	$4,112,259	$5,752,801
Net realized gain (loss) on investments	19,559,413	(13,673,366)	41,928,129	(23,461,996)	41,859,589	(5,543,673)
Net change in unrealized appreciation/depreciation on investments	9,821,910	622,678	41,291,938	13,610,194	59,752,754	(1,402,056)

Change in net assets resulting from operations	32,270,715	(8,790,266)	87,702,271	(2,716,086)	105,724,602	(1,192,928)

Distributions to shareholders:
Investor class of shares	—	—	—	—	—	—
Advisor class of shares	(443,567)	(1,450,854)	(137,781)	(330,362)	(175,364)	(314,895)
Institutional class of shares	(3,314,321)	(7,550,078)	(4,762,645)	(7,471,748)	(3,253,636)	(4,781,801)
Retirement class R-6 of shares	—	—	—	—	(518,107)	(940,489)

Change in net assets resulting from distributions to shareholders	(3,757,888)	(9,000,932)	(4,900,426)	(7,802,110)	(3,947,107)	(6,037,185)

Capital stock transactions:
Proceeds from sale of shares	45,972,066	223,207,848	36,872,245	69,941,306	46,858,551	129,149,913
Net asset value of shares issued to shareholders in payment of distributions declared	3,642,882	8,728,824	3,780,255	6,514,980	3,772,906	5,726,579
Cost of shares redeemed	(169,699,672)	(168,174,482)	(141,378,391)	(134,207,951)	(70,566,869)	(163,878,784)

Change in net assets resulting from capital stock transactions	(120,084,724)	63,762,190	(100,725,891)	(57,751,665)	(19,935,412)	(29,002,292)

Change in net assets	(91,571,897)	45,970,992	(17,924,046)	(68,269,861)	81,842,083	(36,232,405)

Net assets:
Beginning of period	259,135,371	213,164,379	244,717,306	312,987,167	260,830,936	297,063,341

End of period	$167,563,474	$259,135,371	$226,793,260	$244,717,306	$342,673,019	$260,830,936

(1)	Reflects operations for the period from September 1, 2020, to March 15, 2021 (liquidation of Retirement class R-6 of shares).

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Growth Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund			Small-Cap Value Fund
Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021		Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020

$1,294,579	$2,362,787	$298,402	$1,886,074	$(211,813)		$(133,807)	$459,019	$398,248
72,131,880	22,273,061	6,555,270	(4,358,236)	16,763,491		9,318,093	10,316,669	(5,096,899)

73,381,505	99,110,180	10,288,651	(6,975,501)	(12,993,226)		7,073,336	20,926,773	294,096

146,807,964	123,746,028	17,142,323	(9,447,663)	3,558,452		16,257,622	31,702,461	(4,404,555)

(4,924,113)	(2,778,048)	—	—	—		—	—	—
(65,973)	(31,524)	(810,247)	(460,109)	(7,341,247)		(1,752,862)	(8,639)	(32,711)
(9,512,227)	(8,547,857)	(150,761)	(1,340,958)	(11,429,028)		(9,076,065)	(300,428)	(599,407)
(21,703,171)	(11,957,598)	(171,952)	(215,944)	(11,676	)(1)	(919,723)	(50,296)	(103,017)

(36,205,484)	(23,315,027)	(1,132,960)	(2,017,011)	(18,781,951)		(11,748,650)	(359,363)	(735,135)

90,508,056	102,603,302	3,659,563	17,595,463	25,609,725		12,255,066	46,484,831	12,141,600

35,493,253	21,673,096	1,070,778	1,946,452	18,630,435		11,701,291	346,570	726,039
(106,285,971)	(221,999,713)	(81,951,726)	(42,658,213)	(105,666,841)		(25,323,401)	(21,330,287)	(13,193,789)

19,715,338	(97,723,315)	(77,221,385)	(23,116,298)	(61,426,681)		(1,367,044)	25,501,114	(326,150)

130,317,818	2,707,686	(61,212,022)	(34,580,972)	(76,650,180)		3,141,928	56,844,212	(5,465,840)

457,796,653	455,088,967	106,301,416	140,882,388	99,925,745		96,783,817	50,368,069	55,833,909

$588,114,471	$457,796,653	$45,089,394	$106,301,416	$23,275,565		$99,925,745	$107,212,281	$50,368,069

Statements of Changes in Net Assets

	Small-Cap Growth Fund		Disciplined International Equity Fund		Pyrford International Stock Fund
	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020
Change in net assets resulting from:

Operations:
Net investment income (loss)	$(808,517)	$(270,681)	$1,224,058	$1,095,088	$21,027,865	$15,949,777
Net realized gain (loss) on investments	19,816,792	3,604,301	2,335,417	(4,177,746)	15,397,838	9,713,274
Net change in unrealized appreciation/depreciation on investments	20,710,766	6,113,762	7,211,431	3,995,247	81,529,297	17,848,098

Change in net assets resulting from operations	39,719,041	9,447,382	10,770,906	912,589	117,955,000	43,511,149

Distributions to shareholders:
Advisor class of shares	(1,112,960)	(554,817)	(3,131)	(5,904)	(29,628)	(85,227)
Institutional class of shares	(2,683,104)	(1,223,257)	(847,139)	(2,443,021)	(9,953,693)	(12,028,172)
Retirement class R-6 of shares	—	—	—	—	(5,751,129)	(5,677,054)

Change in net assets resulting from distributions to shareholders	(3,796,064)	(1,778,074)	(850,270)	(2,448,925)	(15,734,450)	(17,790,453)

Capital stock transactions:
Proceeds from sale of shares	13,442,168	12,655,691	42,971,768	8,917,345	122,038,156	181,212,542
Net asset value of shares issued to shareholders in payment of distributions declared	3,764,667	1,758,649	698,151	1,333,781	14,430,014	15,873,905
Cost of shares redeemed	(27,725,184)	(24,610,432)	(9,982,594)	(30,683,683)	(172,512,586)	(182,384,945)
Redemption fees	—	—	8,628	38,332	320	1,686

Change in net assets resulting from capital stock transactions	(10,518,349)	(10,196,092)	33,695,953	(20,394,225)	(36,044,096)	14,703,188

Change in net assets	25,404,628	(2,526,784)	43,616,589	(21,930,561)	66,176,454	40,423,884

Net assets:
Beginning of period	97,077,200	99,603,984	39,038,599	60,969,160	694,987,340	654,563,456

End of period	$122,481,828	$97,077,200	$82,655,188	$39,038,599	$761,163,794	$694,987,340

(See Notes which are an integral part of the Financial Statements)

BMO Funds

LGM Emerging Markets Equity Fund		Ultra Short Tax-Free Fund		Short Tax-Free Fund		Short-Term Income Fund
Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020

$1,649,842	$5,551,801	$3,582,480	$7,020,701	$1,758,057	$2,522,026	$3,700,333	$5,477,431
25,884,683	(29,264,510)	376	(721,719)	49,277	(23,092)	552,220	568,125

29,183,700	31,986,796	1,038,294	706,598	143,738	(245,132)	(2,040,691)	1,743,279

56,718,225	8,274,087	4,621,150	7,005,580	1,951,072	2,253,802	2,211,862	7,788,835

(92,689)	(89,598)	(49,692)	(149,493)	(41,741)	(64,292)	(256,140)	(454,483)
(7,339,920)	(6,410,628)	(3,533,223)	(6,977,967)	(1,716,485)	(2,457,915)	(3,724,994)	(5,207,303)
—	—	—	—	—	—	—	—

(7,432,609)	(6,500,226)	(3,582,915)	(7,127,460)	(1,758,226)	(2,522,207)	(3,981,134)	(5,661,786)

95,991,449	47,544,896	470,233,658	476,314,728	44,635,922	35,315,846	141,570,188	138,349,252

7,042,276	5,797,498	1,832,546	3,610,205	648,520	790,798	2,409,446	3,040,307
(121,576,936)	(86,812,335)	(432,759,451)	(501,557,114)	(41,099,236)	(67,684,713)	(101,394,271)	(165,176,785)
1,652	4,949	—	—	—	—	—	—

(18,541,559)	(33,464,992)	39,306,753	(21,632,181)	4,185,206	(31,578,069)	42,585,363	(23,787,226)

30,744,057	(31,691,131)	40,344,988	(21,754,061)	4,378,052	(31,846,474)	40,816,091	(21,660,177)

259,691,856	291,382,987	536,603,034	558,357,095	127,949,579	159,796,053	236,687,149	258,347,326

$290,435,913	$259,691,856	$576,948,022	$536,603,034	$132,327,631	$127,949,579	$277,503,240	$236,687,149

Statements of Changes in Net Assets

	Intermediate Tax-Free Fund		Strategic Income Fund			Corporate Income Fund
	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020		Year Ended August 31, 2021	Year Ended August 31, 2020
Change in net assets resulting from:

Operations:
Net investment income (loss)	$49,352,518	$53,447,963	$3,245,270	$3,142,773		$12,196,106	$11,073,880
Net realized gain (loss) on investments	4,636,887	(17,644,029)	226,007	1,680,431		7,611,334	2,421,639
Net change in unrealized appreciation/depreciation on investments	25,867,149	(5,091,491)	3,077,109	(36,114)		(2,428,685)	11,840,898

Change in net assets resulting from operations	79,856,554	30,712,443	6,548,386	4,787,090		17,378,755	25,336,417

Distributions to shareholders:
Investor class of shares	(10,414,972)	(12,734,809)	(1,903,564)	(3,719,817	)(1)	(3,125,148)	(2,982,524)
Advisor class of shares	(135,205)	(129,659)	(509,134)	(888,510	)(1)	(120,157)	(217,334)
Institutional class of shares	(38,868,124)	(40,734,694)	(856,942)	(486,118	)(1)	(11,316,154)	(8,024,711)
Premier class of shares	—	—	—	—		—	—

Change in net assets resulting from distributions to shareholders	(49,418,301)	(53,599,162)	(3,269,640)	(5,094,445)		(14,561,459)	(11,224,569)

Capital stock transactions:
Proceeds from sale of shares	483,743,619	450,168,017	52,524,396	3,342,872		202,068,985	156,171,648
Net asset value of shares issued to shareholders in payment of distributions declared	37,430,870	41,032,175	3,149,854	4,868,408		10,929,185	7,193,564
Cost of shares redeemed	(482,347,733)	(522,940,100)	(16,636,652)	(14,894,741)		(185,162,537)	(121,984,007)

Change in net assets resulting from capital stock transactions	38,826,756	(31,739,908)	39,037,598	(6,683,461)		27,835,633	41,381,205

Change in net assets	69,265,009	(54,626,627)	42,316,344	(6,990,816)		30,652,929	55,493,053

Net assets:
Beginning of period	1,863,037,225	1,917,663,852	71,225,116	78,215,932		400,781,200	345,288,147

End of period	$1,932,302,234	$1,863,037,225	$113,541,460	$71,225,116		$431,434,129	$400,781,200

(1)	Includes distribution to shareholders for return of capital in the amount of $1,354,943, $323,640 and $177,068, respectively.
(2)	Includes distribution to shareholders for return of capital in the amount of $64,782, $3,135 and $863,470 respectively.

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Core Plus Bond Fund			Government Money Market Fund		Tax-Free Money Market Fund		Prime Money Market Fund
Year Ended August 31, 2021	Year Ended August 31, 2020		Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020

$30,151,039	$31,858,232		$404,568	$26,599,786	$58,664	$3,232,357	$49,166	$4,640,692
13,153,997	1,625,466		2,658	(1,834)	8,284	3,940	25,147	616

(16,720,852)	37,050,031		—	—	—	—	—	—

26,584,184	70,533,729		407,226	26,597,952	66,948	3,236,297	74,313	4,641,308

(1,652,640)	(2,340,943	)(2)	(72,832)	(5,118,095)	(4,816)	(412,550)	(18,961)	(1,773,854)
(122,547)	(113,298	)(2)	—	—	—	—	—	—
(29,890,243)	(31,201,850	)(2)	—	—	—	—	—	—
—	—		(334,394)	(21,481,691)	(62,132)	(2,823,409)	(55,352)	(2,867,506)

(31,665,430)	(33,656,091)		(407,226)	(26,599,786)	(66,948)	(3,235,959)	(74,313)	(4,641,360)

415,804,728	332,718,205		16,627,750,083	15,252,856,276	476,025,444	663,592,810	531,743,122	844,500,735

29,516,055	30,921,744		59,031	3,415,176	4,896	419,717	15,611	1,685,304
(378,520,586)	(265,662,007)		(16,845,869,083)	(14,508,723,483)	(580,651,379)	(685,960,999)	(819,134,958)	(730,358,154)

66,800,197	97,977,942		(218,059,969)	747,547,969	(104,621,039)	(21,948,472)	(287,376,225)	115,827,885

61,718,951	134,855,580		(218,059,969)	747,546,135	(104,621,039)	(21,948,134)	(287,376,225)	115,827,833

1,158,972,221	1,024,116,641		3,937,360,678	3,189,814,543	386,127,859	408,075,993	612,351,195	496,523,362

$1,220,691,172	$1,158,972,221		$3,719,300,709	$3,937,360,678	$281,506,820	$386,127,859	$324,974,970	$612,351,195

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss) (2)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income		Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (3)(4)		Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
												Gross Expenses	Net Expenses (5)	Net investment income (loss) (5)
Large-Cap Growth Fund
2021	$22.24	$(0.01)	$6.78	$6.77	$(0.03)		$(1.72)	$(1.75)	$27.26	32.70%		0.83%	0.79%	(0.04)%	$75,919	50%
2020(6)	17.96	0.05	5.11	5.16	(0.09)		(0.79)	(0.88)	22.24	29.88		0.83	0.79	0.22	66,447	71
2019	20.95	0.09	(0.47)	(0.38)	(0.06)		(2.55)	(2.61)	17.96	(0.62)		0.84	0.79	0.50	58,562	89
2018	17.46	0.07	4.42	4.49	—		(1.00)	(1.00)	20.95	26.78		0.92	0.91	0.28	65,365	57
2017	15.34	0.06	3.03	3.09	(0.07)		(0.90)	(0.97)	17.46	21.30		1.03	1.00	0.34	74,359	75
Intermediate Tax-Free Fund
2021	11.50	0.28	0.19	0.47	(0.28)		—	(0.28)	11.69	4.09		0.55	0.54	2.37	426,926	45
2020	11.60	0.30	(0.10)	0.20	(0.30)		—	(0.30)	11.50	1.78		0.56	0.54	2.63	440,189	52
2019	11.13	0.31	0.46	0.77	(0.30)		—	(0.30)	11.60	7.05		0.56	0.55	2.69	528,980	64
2018	11.37	0.30	(0.24)	0.06	(0.30)		(0.00)	(0.30)	11.13	0.53		0.55	0.55	2.65	870,195	45
2017	11.61	0.29	(0.21)	0.08	(0.29)		(0.03)	(0.32)	11.37	0.78		0.57	0.55	2.55	975,664	44
Strategic Income Fund
2021	9.44	0.34	0.37	0.71	(0.34)		—	(0.34)	9.81	7.67		0.97	0.80	3.52	53,588	33
2020	9.46	0.40	0.24	0.64	(0.66	)(7)	—	(0.66)	9.44	7.24	(8)	1.01	0.80	4.37	52,054	31
2019	9.08	0.42	0.38	0.80	(0.42)		—	(0.42)	9.46	9.08		0.96	0.80	4.41	56,576	39
2018	9.45	0.41	(0.37)	0.04	(0.41)		—	(0.41)	9.08	0.37		0.91	0.80	4.09	59,724	33
2017	9.43	0.23	0.08	0.31	(0.29)		—	(0.29)	9.45	3.32		0.90	0.80	2.46	73,488	65
Corporate Income Fund
2021	14.28	0.39	0.16	0.55	(0.39)		(0.08)	(0.47)	14.36	3.93		0.66	0.59	2.72	82,683	42
2020	13.65	0.42	0.63	1.05	(0.42)		—	(0.42)	14.28	7.86	(9)	0.66	0.59	3.02	98,766	31
2019	12.79	0.45	0.90	1.35	(0.45)		(0.04)	(0.49)	13.65	10.88		0.67	0.59	3.52	101,125	37
2018	13.20	0.40	(0.39)	0.01	(0.40)		(0.02)	(0.42)	12.79	0.05		0.63	0.59	3.08	102,523	31
2017	13.17	0.35	0.14	0.49	(0.35)		(0.11)	(0.46)	13.20	3.86		0.71	0.59	2.70	120,745	44
Core Plus Bond Fund
2021	12.42	0.28	(0.05)	0.23	(0.29)		—	(0.29)	12.36	1.91		0.57	0.57	2.24	41,237	35
2020	12.00	0.32	0.44	0.76	(0.34	)(10)	—	(0.34)	12.42	6.49	(11)	0.56	0.56	2.69	92,259	28
2019	11.41	0.37	0.59	0.96	(0.37)		—	(0.37)	12.00	8.63		0.58	0.58	3.24	74,970	51
2018	11.79	0.32	(0.37)	(0.05)	(0.32)		(0.01)	(0.33)	11.41	(0.45)		0.58	0.58	2.70	61,251	45
2017	11.89	0.24	(0.02)	0.22	(0.28)		(0.04)	(0.32)	11.79	1.91		0.59	0.59	2.37	68,946	34
Government Money Market Fund
2021	1.00	0.00	—	—	—		—	—	1.00	0.01		0.50	0.45	0.01	495,213	—
2020	1.00	0.01	(0.00)	0.01	(0.01)		—	(0.01)	1.00	0.71		0.50	0.45	0.77	600,043	—
2019	1.00	0.02	0.00	0.02	(0.02)		(0.00)	(0.02)	1.00	1.89		0.50	0.45	1.89	805,270	—
2018	1.00	0.01	0.00	0.01	(0.01)		(0.00)	(0.01)	1.00	1.05		0.50	0.45	1.03	747,981	—
2017	1.00	0.00	0.00	0.00	(0.00)		(0.00)	(0.00)	1.00	0.24		0.50	0.42	0.24	814,242	—
Tax-Free Money Market Fund
2021	1.00	0.00	(0.00)	(0.00)	0.00		—	0.00	1.00	0.01		0.58	0.45	0.01	22,738	—
2020	1.00	0.00	0.01	0.01	(0.01)		—	(0.01)	1.00	0.66		0.56	0.45	0.65	61,100	—
2019	1.00	0.01	0.00	0.01	(0.01)		(0.00)	(0.01)	1.00	1.20		0.55	0.45	1.20	71,794	—
2018	1.00	0.01	0.00	0.01	(0.01)		(0.00)	(0.01)	1.00	0.80		0.56	0.45	0.79	75,889	—
2017	1.00	0.00	0.00	0.00	(0.00)		(0.00)	(0.00)	1.00	0.37		0.57	0.45	0.33	76,029	—

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss) (2)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (3)(4)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (5)	Net investment income (loss) (5)
Prime Money Market Fund
2021	$1.00	$0.00	$(0.00)	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.02%	0.52%	0.45%	0.01%	$20,627	—%
2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.83	0.50	0.45	0.73	268,054	—
2019	1.00	0.02	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.03	0.51	0.45	2.03	247,742	—
2018	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.25	0.52	0.45	1.24	193,006	—
2017	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.42	0.53	0.45	0.36	202,251	—

(1)	Annualized for periods less than one year.
(2)	Beginning the year ended August 31, 2021, calculated using the average shares method for all Funds.
(3)	Based on net asset value as of end of period date.
(4)	Not annualized for periods less than one year.
(5)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(6)	Calculated using the average shares method.
(7)	Includes distribution to shareholders for return of capital in the amount of $0.24 per share.
(8)	Total return includes litigation proceeds received during the year. Excluding these litigation proceeds, the total return would have been 4.31%
(9)	Total return includes litigation proceeds received during the year. Excluding these litigation proceeds, the total return would have been 7.82%
(10)	Includes distribution to shareholders for return of capital in the amount of $0.01 per share.
(11)	Total return includes litigation proceeds received during the year. Excluding these litigation proceeds, the total return would have been 6.40%

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss) (2)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (3)(4)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (5)	Net investment income (loss) (5)
Low Volatility Equity Fund
2021	$15.06	$0.18	$2.56	$2.74	$(0.22)	$(0.01)	$(0.23)	$17.57	18.39%	0.94%	0.90%	1.51%	$25,020	34%
2020	15.81	0.22	(0.42)	(0.20)	(0.24)	(0.31)	(0.55)	15.06	(1.25)	0.93	0.90	1.50	41,688	51
2019	15.72	0.22	1.43	1.65	(0.22)	(1.34)	(1.56)	15.81	11.80	1.03	0.90	1.48	29,006	32
2018	14.36	0.19	1.76	1.95	(0.20)	(0.39)	(0.59)	15.72	13.96	1.03	0.90	1.25	25,571	43
2017	13.79	0.20	0.74	0.94	(0.20)	(0.17)	(0.37)	14.36	6.94	1.03	0.90	1.47	31,624	56
Dividend Income Fund
2021	13.66	0.24	5.03	5.27	(0.26)	—	(0.26)	18.67	38.95	1.02	0.90	1.64	7,823	32
2020	14.02	0.32	(0.35)	(0.03)	(0.31)	(0.02)	(0.33)	13.66	(0.01)	1.01	0.90	2.20	8,789	46
2019	15.46	0.30	(0.85)	(0.55)	(0.31)	(0.58)	(0.89)	14.02	(3.51)	1.02	0.90	2.32	15,365	43
2018	14.51	0.28	2.67	2.95	(0.30)	(1.70)	(2.00)	15.46	21.90	1.04	0.90	2.07	6,092	39
2017(6)	12.94	0.28	1.61	1.89	(0.21)	(0.11)	(0.32)	14.51	14.80	1.08	0.90	2.06	3,205	43
Large-Cap Value Fund
2021	13.52	0.18	5.53	5.71	(0.17)	—	(0.17)	19.06	42.53	0.86	0.79	1.17	18,563	60
2020	13.72	0.22	(0.18)	0.04	(0.24)	—	(0.24)	13.52	0.43	0.85	0.79	1.62	14,047	76
2019	16.59	0.26	(1.46)	(1.20)	(0.27)	(1.40)	(1.67)	13.72	(7.15)	0.85	0.79	1.78	18,621	67
2018	15.85	0.16	2.22	2.38	(0.19)	(1.45)	(1.64)	16.59	15.57	0.91	0.89	0.82	22,602	54
2017(6)	14.14	0.08	1.93	2.01	(0.18)	(0.12)	(0.30)	15.85	14.33	1.02	1.00	0.49	25,061	62
Large-Cap Growth Fund
2021	22.22	(0.01)	6.77	6.76	(0.04)	(1.72)	(1.76)	27.22	32.70	0.84	0.79	(0.03)	1,587	50
2020(6)	17.94	0.04	5.12	5.16	(0.09)	(0.79)	(0.88)	22.22	29.85	0.83	0.79	0.22	687	71
2019	20.96	0.09	(0.48)	(0.39)	(0.08)	(2.55)	(2.63)	17.94	(0.63)	0.84	0.79	0.49	712	89
2018	17.46	0.05	4.45	4.50	—	(1.00)	(1.00)	20.96	26.84	0.91	0.88	0.32	860	57
2017	15.34	0.03	3.06	3.09	(0.07)	(0.90)	(0.97)	17.46	21.30	1.03	1.00	0.39	808	75
Mid-Cap Value Fund
2021	9.07	0.07	4.94	5.01	(0.28)	—	(0.28)	13.80	56.18	1.68	1.24	0.82	36,197	50
2020	9.99	0.16	(0.95)	(0.79)	(0.13)	—	(0.13)	9.07	(8.10)	1.30	1.24	1.36	28,114	47
2019	12.64	0.13	(1.34)	(1.21)	(0.11)	(1.33)	(1.44)	9.99	(9.63)	1.26	1.24	0.98	39,032	50
2018	11.91	0.11	1.17	1.28	(0.05)	(0.50)	(0.55)	12.64	10.89	1.25	1.24	0.79	55,151	64
2017	14.40	0.05	1.28	1.33	(0.05)	(3.77)	(3.82)	11.91	12.88	1.26	1.24	0.74	64,462	139
Mid-Cap Growth Fund
2021	14.87	(0.10)	3.99	3.89	—	(7.35)	(7.35)	11.41	39.18	2.11	1.24	(0.90)	17,802	114
2020	14.20	(0.06)	2.55	2.49	—	(1.82)	(1.82)	14.87	19.05	1.34	1.24	(0.37)	14,016	56
2019	17.96	(0.06)	(0.75)	(0.81)	—	(2.95)	(2.95)	14.20	(2.95)	1.32	1.24	(0.41)	14,229	61
2018	14.79	(0.08)	4.24	4.16	—	(0.99)	(0.99)	17.96	29.40	1.31	1.24	(0.43)	16,399	63
2017	16.26	(0.02)	2.11	2.09	(0.02)	(3.54)	(3.56)	14.79	16.73	1.37	1.24	(0.47)	17,945	157
Small-Cap Value Fund
2021	10.30	0.04	5.64	5.68	(0.06)	—	(0.06)	15.92	55.33	1.40	1.24	0.38	1,850	67
2020(6)	11.39	0.06	(1.03)	(0.97)	(0.07)	(0.05)	(0.12)	10.30	(8.63)	1.48	1.24	0.52	1,575	82
2019	14.78	0.08	(2.45)	(2.37)	(0.06)	(0.96)	(1.02)	11.39	(16.19)	1.39	1.24	0.53	3,140	67
2018	13.30	0.03	2.57	2.60	—	(1.12)	(1.12)	14.78	20.32	1.41	1.24	0.25	4,741	70
2017(6)	13.21	0.03	1.36	1.39	(0.04)	(1.26)	(1.30)	13.30	11.58	1.49	1.24	0.22	4,931	148
Small-Cap Growth Fund
2021	16.64	(0.19)	7.48	7.29	—	(0.73)	(0.73)	23.20	44.85	1.35	1.24	(0.86)	33,873	62
2020	15.32	(0.07)	1.69	1.62	—	(0.30)	(0.30)	16.64	10.60	1.34	1.24	(0.46)	27,152	70
2019	21.60	(0.02)	(3.51)	(3.53)	—	(2.75)	(2.75)	15.32	(16.12)	1.30	1.24	(0.54)	31,378	61
2018	18.37	(0.12)	5.43	5.31	—	(2.08)	(2.08)	21.60	31.55	1.28	1.24	(0.47)	53,772	80
2017(7)	17.79	(0.06)	0.64	0.58	—	—	—	18.37	3.26	1.24	1.24	(0.97)	57,737	197

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss) (2)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income		Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (3)(4)		Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
												Gross Expenses	Net Expenses (5)	Net investment income (loss) (5)
Disciplined International Equity Fund
2021	$9.71	$0.21	$2.26	$2.47	$(0.22)		$—	$(0.22)	$11.96	25.87%		1.38%	1.15%	1.94%	$162	95%
2020(6)	10.01	0.19	(0.07)	0.12	(0.42)		—	(0.42)	9.71	0.92		1.44	1.15	1.99	139	55
2019	10.94	0.33	(1.09)	(0.76)	(0.17)		—	(0.17)	10.01	(6.91)		1.28	1.15	2.79	141	59
2018(8)	11.17	0.21	(0.22)	(0.01)	(0.22)		—	(0.22)	10.94	(0.15)		1.27	1.15	2.11	186	52
2017(8)	9.56	0.20	1.66	1.86	(0.25)		—	(0.25)	11.17	19.97		1.39	1.15	1.98	149	77
Pyrford International Stock Fund
2021(8)	13.56	0.37	1.89	2.26	(0.24)		—	(0.24)	15.58	16.83		1.20	1.19	2.54	1,986	13
2020(6)(8)	13.08	0.26	0.54	0.80	(0.32)		—	(0.32)	13.56	6.11		1.20	1.19	1.95	1,816	28
2019(8)	13.43	0.32	(0.34)	(0.02)	(0.33)		—	(0.33)	13.08	0.04		1.21	1.19	2.32	4,621	16
2018(8)	13.16	(0.09)	0.36	0.27	—		—	—	13.43	2.05		1.20	1.18	2.88	6,037	20
2017(6)(8)	12.18	0.40	0.83	1.23	(0.25)		—	(0.25)	13.16	10.38		1.30	1.21	3.11	891	33
LGM Emerging Markets Equity Fund
2021(8)	15.22	0.05	3.05	3.10	(0.36)		—	(0.36)	17.96	20.56		1.50	1.40	0.30	4,974	43
2020(6)(8)	14.89	0.28	0.36	0.64	(0.23)		(0.08)	(0.31)	15.22	4.30		1.51	1.40	1.90	3,896	45
2019(8)	16.04	(0.02)	(0.49)	(0.51)	(0.13)		(0.51)	(0.64)	14.89	(3.05)		1.51	1.40	1.30	5,224	24
2018(8)	15.93	0.14	(0.03)	0.11	—		—	—	16.04	0.69		1.55	1.40	0.84	4,983	22
2017(6)(8)	14.04	0.13	1.82	1.95	(0.06)		—	(0.06)	15.93	14.03		1.63	1.40	0.96	4,776	40
Ultra Short Tax-Free Fund
2021	10.09	0.04	0.02	0.06	(0.04)		—	(0.04)	10.11	0.59		0.64	0.55	0.40	11,463	137
2020	10.09	0.09	0.01	0.10	(0.10)		—	(0.10)	10.09	1.06		0.63	0.55	1.05	12,998	267
2019	10.07	0.13	0.03	0.16	(0.14)		—	(0.14)	10.09	1.62		0.62	0.55	1.41	16,498	155
2018	10.08	0.10	0.00	0.10	(0.10)		(0.01)	(0.11)	10.07	0.95		0.62	0.55	0.99	27,434	156
2017	10.08	0.07	0.01	0.08	(0.07)		(0.01)	(0.08)	10.08	0.80		0.64	0.55	0.74	34,696	126
Short Tax-Free Fund
2021	10.29	0.13	0.02	0.15	(0.13)		—	(0.13)	10.31	1.43		0.76	0.55	1.22	3,404	92
2020	10.28	0.17	0.01	0.18	(0.17)		—	(0.17)	10.29	1.73		0.74	0.55	1.62	3,465	62
2019	10.14	0.17	0.14	0.31	(0.17)		—	(0.17)	10.28	3.10		0.72	0.55	1.68	3,668	94
2018	10.22	0.14	(0.08)	0.06	(0.14)		—	(0.14)	10.14	0.62		0.67	0.55	1.40	6,502	95
2017	10.24	0.13	(0.02)	0.11	(0.13)		(0.00)	(0.13)	10.22	1.08		0.76	0.55	1.27	7,166	93
Short-Term Income Fund
2021	9.55	0.11	(0.05)	0.06	(0.12)		—	(0.12)	9.49	0.62		0.70	0.60	1.15	9,060	44
2020	9.45	0.18	0.11	0.29	(0.19)		—	(0.19)	9.55	3.09		0.70	0.60	1.94	20,404	48
2019	9.27	0.22	0.18	0.40	(0.22)		—	(0.22)	9.45	4.34		0.70	0.60	2.30	24,531	53
2018	9.39	0.17	(0.12)	0.05	(0.17)		—	(0.17)	9.27	0.56		0.71	0.60	1.80	26,011	48
2017	9.40	0.15	(0.01)	0.14	(0.15)		—	(0.15)	9.39	1.46		0.72	0.60	1.61	33,311	53
Intermediate Tax-Free Fund
2021	11.50	0.27	0.20	0.47	(0.28)		—	(0.28)	11.69	4.09		0.55	0.54	2.36	5,320	45
2020	11.60	0.29	(0.09)	0.20	(0.30)		—	(0.30)	11.50	1.78		0.56	0.54	2.63	5,016	52
2019	11.13	0.30	0.47	0.77	(0.30)		—	(0.30)	11.60	7.05		0.56	0.55	2.69	4,505	64
2018	11.37	0.30	(0.24)	0.06	(0.30)		—	(0.30)	11.13	0.53		0.55	0.55	2.65	14,701	45
2017	11.61	0.29	(0.21)	0.08	(0.29)		(0.03)	(0.32)	11.37	0.79		0.57	0.55	2.57	10,842	44
Strategic Income Fund
2021	9.44	0.34	0.37	0.71	(0.34)		—	(0.34)	9.81	7.67		0.97	0.80	3.50	15,869	33
2020	9.46	0.40	0.24	0.64	(0.66	)(9)	—	(0.66)	9.44	7.24	(10)	1.01	0.80	4.39	12,858	31
2019	9.08	0.42	0.38	0.80	(0.42)		—	(0.42)	9.46	9.08		0.96	0.80	4.41	12,523	39
2018	9.45	0.37	(0.37)	0.00	(0.40)		—	(0.40)	9.08	0.37		0.92	0.80	4.09	13,602	33
2017	9.43	0.28	0.03	0.31	(0.29)		—	(0.29)	9.45	3.32		0.90	0.80	3.14	18,354	65

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss) (2)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (3)(4)		Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
											Gross Expenses	Net Expenses (5)	Net investment income (loss) (5)
Corporate Income Fund
2021	$14.28	$0.39	$0.16	$0.55	$(0.39)	$(0.08)	$(0.47)	$14.36	3.93%		0.66%	0.59%	2.72%	$2,437	42%
2020	13.65	0.42	0.63	1.05	(0.42)	—	(0.42)	14.28	7.86	(11)	0.66	0.59	3.05	3,719	31
2019	12.79	0.45	0.90	1.35	(0.45)	(0.04)	(0.49)	13.65	10.89		0.67	0.59	3.48	7,208	37
2018	13.20	0.40	(0.39)	0.01	(0.40)	(0.02)	(0.42)	12.79	0.06		0.63	0.59	3.15	1,864	31
2017	13.17	0.35	0.14	0.49	(0.35)	(0.11)	(0.46)	13.20	3.86		0.71	0.59	2.63	1,384	44
Core Plus Bond Fund
2021	12.41	0.28	(0.04)	0.24	(0.29)	—	(0.29)	12.36	1.91		0.57	0.57	2.25	5,759	35
2020(8)	12.00	0.32	0.43	0.75	(0.34)	—	(0.34)	12.41	6.49	(12)	0.56	0.56	2.69	4,438	28
2019	11.41	0.37	0.59	0.96	(0.37)	—	(0.37)	12.00	8.63		0.58	0.58	3.23	3,727	51
2018	11.79	0.31	(0.37)	(0.06)	(0.32)	(0.01)	(0.33)	11.41	(0.45)		0.58	0.58	2.69	3,032	45
2017	11.89	0.28	(0.06)	0.22	(0.28)	(0.04)	(0.32)	11.79	1.91		0.59	0.59	2.36	3,337	34

(1)	Annualized for periods less than one year.
(2)	Beginning the year ended August 31, 2021, calculated using the average shares method for all Funds.
(3)	Based on net asset value as of end of period date.
(4)	Not annualized for periods less than one year.
(5)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(6)	Net investment income (loss) per share calculated using the average shares method.
(7)	Reflects operations for the period from May 31, 2017 (inception date) to August 31, 2017.
(8)	Redemption fees consisted of per share amounts less than $0.01.
(9)	Includes distribution to shareholders for return of capital in the amount of $0.24 per share.
(10)	Total return includes litigation proceeds received during the year. Excluding these litigation proceeds, the total return would have been 4.31%
(11)	Total return includes litigation proceeds received during the year. Excluding these litigation proceeds, the total return would have been 7.82%
(12)	Total return includes litigation proceeds received during the year. Excluding these litigation proceeds, the total return would have been 6.40%

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss) (2)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (3)(4)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (5)	Net investment income (loss) (5)
Low Volatility Equity Fund
2021	$15.12	$0.22	$2.57	$2.79	$(0.26)	$(0.01)	$(0.27)	$17.64	18.70%	0.68%	0.65%	1.76%	$142,544	34%
2020	15.88	0.28	(0.45)	(0.17)	(0.28)	(0.31)	(0.59)	15.12	(1.06)	0.68	0.65	1.76	217,448	51
2019	15.77	0.25	1.46	1.71	(0.26)	(1.34)	(1.60)	15.88	12.18	0.78	0.65	1.71	184,158	32
2018	14.42	0.24	1.74	1.98	(0.24)	(0.39)	(0.63)	15.77	14.12	0.78	0.65	1.52	102,815	43
2017	13.84	0.24	0.74	0.98	(0.23)	(0.17)	(0.40)	14.42	7.24	0.78	0.65	1.69	127,837	56
Dividend Income Fund
2021	13.62	0.28	5.00	5.28	(0.30)	—	(0.30)	18.60	39.23	0.77	0.65	1.89	218,971	32
2020	13.98	0.34	(0.34)	0.00	(0.34)	(0.02)	(0.36)	13.62	0.28	0.76	0.65	2.47	235,928	46
2019	15.41	0.34	(0.85)	(0.51)	(0.34)	(0.58)	(0.92)	13.98	(3.24)	0.78	0.65	2.56	297,622	43
2018	14.47	0.34	2.64	2.98	(0.34)	(1.70)	(2.04)	15.41	22.17	0.79	0.65	2.31	149,009	39
2017(6)	12.96	0.33	1.60	1.93	(0.31)	(0.11)	(0.42)	14.47	15.15	0.83	0.65	2.37	112,377	43
Large-Cap Value Fund
2021	13.53	0.22	5.54	5.76	(0.21)	—	(0.21)	19.08	42.93	0.61	0.54	1.42	284,731	60
2020	13.74	0.27	(0.20)	0.07	(0.28)	—	(0.28)	13.53	0.70	0.60	0.54	1.90	213,466	76
2019	16.61	0.30	(1.46)	(1.16)	(0.31)	(1.40)	(1.71)	13.74	(6.97)	0.59	0.54	2.01	224,930	67
2018	15.88	0.28	2.14	2.42	(0.24)	(1.45)	(1.69)	16.61	15.83	0.67	0.64	1.64	287,685	54
2017(6)	14.16	0.22	1.83	2.05	(0.21)	(0.12)	(0.33)	15.88	14.66	0.77	0.75	1.47	307,156	62
Large-Cap Growth Fund
2021	22.49	0.05	6.86	6.91	(0.08)	(1.72)	(1.80)	27.60	33.03	0.58	0.54	0.21	170,901	50
2020(6)	18.15	0.09	5.18	5.27	(0.14)	(0.79)	(0.93)	22.49	30.19	0.58	0.54	0.48	121,958	71
2019	21.17	0.18	(0.53)	(0.35)	(0.12)	(2.55)	(2.67)	18.15	(0.40)	0.59	0.54	0.75	168,838	89
2018	17.60	0.11	4.48	4.59	(0.02)	(1.00)	(1.02)	21.17	27.19	0.67	0.64	0.56	279,227	57
2017	15.47	0.10	3.06	3.16	(0.13)	(0.90)	(1.03)	17.60	21.63	0.78	0.75	0.65	278,436	75
Mid-Cap Value Fund
2021	9.01	0.05	4.96	5.01	(0.26)	—	(0.26)	13.76	56.51	1.43	0.99	0.76	6,952	50
2020	9.92	0.16	(0.91)	(0.75)	(0.16)	—	(0.16)	9.01	(7.79)	1.05	0.99	1.62	65,345	47
2019	12.58	0.13	(1.32)	(1.19)	(0.14)	(1.33)	(1.47)	9.92	(9.47)	1.01	0.99	1.23	87,893	50
2018	11.89	0.13	1.18	1.31	(0.12)	(0.50)	(0.62)	12.58	11.21	1.00	0.99	1.04	113,786	64
2017	14.38	0.08	1.27	1.35	(0.07)	(3.77)	(3.84)	11.89	13.10	1.01	0.99	0.91	127,304	139
Mid-Cap Growth Fund
2021	15.92	(0.07)	4.40	4.33	—	(7.35)	(7.35)	12.90	39.47	1.65	0.99	(0.51)	5,474	114
2020	15.04	(0.01)	2.71	2.70	—	(1.82)	(1.82)	15.92	19.41	1.09	0.99	(0.12)	78,143	56
2019	18.79	(0.02)	(0.78)	(0.80)	—	(2.95)	(2.95)	15.04	(2.75)	1.07	0.99	(0.16)	74,575	61
2018	15.39	(0.03)	4.42	4.39	—	(0.99)	(0.99)	18.79	29.76	1.06	0.99	(0.18)	89,028	63
2017	16.76	0.03	2.19	2.22	(0.05)	(3.54)	(3.59)	15.39	17.07	1.12	0.99	(0.07)	94,464	157
Small-Cap Value Fund
2021	10.48	0.08	5.75	5.83	(0.08)	—	(0.08)	16.23	55.66	1.16	0.99	0.63	89,183	67
2020(6)	11.60	0.09	(1.05)	(0.96)	(0.11)	(0.05)	(0.16)	10.48	(8.40)	1.24	0.99	0.78	41,135	82
2019	15.03	0.09	(2.47)	(2.38)	(0.09)	(0.96)	(1.05)	11.60	(15.93)	1.14	0.99	0.78	44,586	67
2018	13.47	0.07	2.61	2.68	—	(1.12)	(1.12)	15.03	20.67	1.16	0.99	0.49	56,848	70
2017(6)	13.37	0.04	1.41	1.45	(0.09)	(1.26)	(1.35)	13.47	11.87	1.24	0.99	0.33	56,585	148
Small-Cap Growth Fund
2021	17.55	(0.14)	7.91	7.77	—	(0.73)	(0.73)	24.59	45.27	1.10	0.99	(0.61)	88,609	62
2020	16.10	(0.03)	1.78	1.75	—	(0.30)	(0.30)	17.55	10.89	1.09	0.99	(0.22)	69,926	70
2019	22.48	0.01	(3.64)	(3.63)	—	(2.75)	(2.75)	16.10	(15.92)	1.05	0.99	(0.29)	68,226	61
2018	19.00	(0.03)	5.59	5.56	—	(2.08)	(2.08)	22.48	31.83	1.02	0.99	(0.21)	99,311	80
2017	16.62	(0.14)	2.52	2.38	—	—	—	19.00	14.32	1.02	1.02	(0.37)	81,259	197

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss) (2)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income		Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (3)(4)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
											Gross Expenses	Net Expenses (5)	Net investment income (loss) (5)
Disciplined International Equity Fund
2021	$9.74	$0.25	$2.25	$2.50	$(0.22)		$—	$(0.22)	$12.02	26.03%	1.13%	0.90%	2.26%	$82,493	95%
2020(6)	10.03	0.22	(0.06)	0.16	(0.45)		—	(0.45)	9.74	1.30	1.18	0.90	2.19	38,899	55
2019	10.96	0.34	(1.08)	(0.74)	(0.19)		—	(0.19)	10.03	(6.64)	1.03	0.90	3.00	60,828	59
2018(7)	11.19	0.26	(0.25)	0.01	(0.24)		—	(0.24)	10.96	0.05	1.03	0.90	2.33	77,339	52
2017(7)	9.58	0.25	1.64	1.89	(0.28)		—	(0.28)	11.19	20.30	1.14	0.90	2.13	72,239	77
Pyrford International Stock Fund
2021(7)	13.29	0.40	1.85	2.25	(0.30)		—	(0.30)	15.24	17.18	0.95	0.94	2.78	486,673	13
2020(6)(7)	12.84	0.31	0.51	0.82	(0.37)		—	(0.37)	13.29	6.38	0.95	0.94	2.40	463,023	28
2019(7)	13.18	0.33	(0.33)	—	(0.34)		—	(0.34)	12.84	0.25	0.96	0.94	2.71	486,114	16
2018(7)	13.21	0.37	(0.06)	0.31	(0.34)		—	(0.34)	13.18	2.34	0.96	0.94	2.41	485,053	20
2017(6)(7)	12.22	0.32	0.94	1.26	(0.27)		—	(0.27)	13.21	10.68	1.05	0.96	2.59	593,746	33
LGM Emerging Markets Equity Fund
2021(7)	15.16	0.09	3.04	3.13	(0.38)		—	(0.38)	17.91	20.85	1.24	1.15	0.53	285,462	43
2020(6)(7)	14.82	0.29	0.39	0.68	(0.26)		(0.08)	(0.34)	15.16	4.60	1.27	1.15	2.06	255,796	45
2019(7)	15.99	0.22	(0.69)	(0.47)	(0.19)		(0.51)	(0.70)	14.82	(2.76)	1.25	1.15	1.65	286,159	24
2018(7)	15.97	0.19	(0.04)	0.15	(0.13)		—	(0.13)	15.99	0.92	1.29	1.15	1.20	201,835	22
2017(6)(7)	14.08	0.15	1.84	1.99	(0.10)		—	(0.10)	15.97	14.36	1.38	1.15	1.04	157,581	40
Ultra Short Tax-Free Fund
2021	10.08	0.06	0.03	0.09	(0.07)		—	(0.07)	10.10	0.85	0.39	0.30	0.64	565,485	137
2020	10.09	0.13	(0.01)	0.12	(0.13)		—	(0.13)	10.08	1.21	0.38	0.30	1.28	523,605	267
2019	10.06	0.17	0.03	0.20	(0.17)		—	(0.17)	10.09	1.98	0.37	0.30	1.66	541,859	155
2018	10.08	0.13	(0.01)	0.12	(0.13)		(0.01)	(0.14)	10.06	1.10	0.37	0.30	1.25	572,669	156
2017	10.07	0.10	0.02	0.12	(0.10)		(0.01)	(0.11)	10.08	1.15	0.39	0.30	0.94	625,691	126
Short Tax-Free Fund
2021	10.30	0.14	0.02	0.16	(0.14)		—	(0.14)	10.32	1.58	0.52	0.40	1.37	128,923	92
2020	10.29	0.18	0.01	0.19	(0.18)		—	(0.18)	10.30	1.88	0.49	0.40	1.78	124,485	62
2019	10.14	0.19	0.15	0.34	(0.19)		—	(0.19)	10.29	3.35	0.47	0.40	1.83	156,128	94
2018	10.22	0.16	(0.08)	0.08	(0.16)		—	(0.16)	10.14	0.77	0.48	0.40	1.56	182,022	95
2017	10.25	0.14	(0.03)	0.11	(0.14)		(0.00)	(0.14)	10.22	1.14	0.51	0.40	1.39	175,454	93
Short-Term Income Fund
2021	9.57	0.13	(0.05)	0.08	(0.14)		—	(0.14)	9.51	0.88	0.45	0.35	1.39	268,443	44
2020	9.47	0.20	0.11	0.31	(0.21)		—	(0.21)	9.57	3.35	0.45	0.35	2.18	216,283	48
2019	9.29	0.24	0.18	0.42	(0.24)		—	(0.24)	9.47	4.59	0.45	0.35	2.56	233,816	53
2018	9.40	0.20	(0.11)	0.09	(0.20)		—	(0.20)	9.29	0.92	0.46	0.35	2.06	214,068	48
2017	9.42	0.17	(0.02)	0.15	(0.17)		—	(0.17)	9.40	1.60	0.47	0.35	1.76	209,278	53
Intermediate Tax-Free Fund
2021	11.49	0.30	0.18	0.48	(0.30)		—	(0.30)	11.67	4.25	0.30	0.30	2.61	1,500,056	45
2020	11.59	0.33	(0.10)	0.23	(0.33)		—	(0.33)	11.49	2.02	0.31	0.31	2.86	1,417,833	52
2019	11.12	0.33	0.47	0.80	(0.33)		—	(0.33)	11.59	7.40	0.30	0.30	2.95	1,384,178	64
2018	11.37	0.32	(0.25)	0.07	(0.32)		—	(0.32)	11.12	0.68	0.31	0.31	2.88	894,463	45
2017	11.60	0.31	(0.20)	0.11	(0.31)		(0.03)	(0.34)	11.37	1.11	0.32	0.32	2.79	631,658	44
Strategic Income Fund
2021	9.43	0.35	0.39	0.74	(0.37)		—	(0.37)	9.80	7.94	0.72	0.55	3.61	44,084	33
2020	9.45	0.44	0.23	0.67	(0.69	)(8)	—	(0.69)	9.43	7.51 (9)	0.75	0.55	4.52	6,313	31
2019	9.08	0.43	0.38	0.81	(0.44)		—	(0.44)	9.45	9.23	0.70	0.55	4.65	9,117	39
2018	9.44	0.40	(0.36)	0.07	(0.43)		—	(0.43)	9.08	0.72	0.67	0.55	4.31	12,701	33
2017	9.42	0.27	0.06	0.33	(0.31)		—	(0.31)	9.44	3.58	0.65	0.55	2.68	21,550	65

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss) (2)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income		Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (3)(4)		Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
												Gross Expenses	Net Expenses (5)	Net investment income (loss) (5)
Corporate Income Fund
2021	$14.26	$0.41	$0.17	$0.58	$(0.41)		$(0.08)	$(0.49)	$14.35	4.20%		0.41%	0.41%	2.90%	$346,314	42%
2020	13.64	0.44	0.62	1.06	(0.44)		—	(0.44)	14.26	7.98	(10)	0.41	0.41	3.19	298,296	31
2019	12.78	0.47	0.90	1.37	(0.47)		(0.04)	(0.51)	13.64	11.07		0.42	0.42	3.68	236,955	37
2018	13.19	0.42	(0.39)	0.03	(0.42)		(0.02)	(0.44)	12.78	0.19		0.45	0.45	3.24	140,395	31
2017	13.15	0.37	0.15	0.52	(0.37)		(0.11)	(0.48)	13.19	4.07		0.46	0.46	2.84	134,293	44
Core Plus Bond Fund
2021	12.41	0.31	(0.05)	0.26	(0.32)		—	(0.32)	12.35	2.16		0.32	0.32	2.50	1,173,695	35
2020	12.00	0.35	0.43	0.78	(0.37	)(11)	—	(0.37)	12.41	6.67	(12)	0.31	0.31	2.94	1,062,276	28
2019	11.40	0.40	0.60	1.00	(0.40)		—	(0.40)	12.00	8.99		0.33	0.33	3.48	945,420	51
2018	11.78	0.34	(0.37)	(0.03)	(0.34)		(0.01)	(0.35)	11.40	(0.20)		0.33	0.33	2.95	981,569	45
2017	11.89	0.31	(0.07)	0.24	(0.31)		(0.04)	(0.35)	11.78	2.08		0.34	0.34	2.62	975,051	34

(1)	Annualized for periods less than one year.
(2)	Beginning the year ended August 31, 2021, calculated using the average shares method for all Funds.
(3)	Based on net asset value as of end of period date.
(4)	Not annualized for periods less than one year.
(5)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(6)	Net investment income (loss) per share calculated using the average shares method.
(7)	Redemption fees consisted of per share amounts less than $0.01.
(8)	Includes distribution to shareholders for return of capital in the amount of $0.23 per share.
(9)	Total return includes litigation proceeds received during the year. Excluding these litigation proceeds, the total return would have been 4.58%
(10)	Total return includes litigation proceeds received during the year. Excluding these litigation proceeds, the total return would have been 7.94%
(11)	Includes distribution to shareholders for return of capital in the amount of $0.01 per share.
(12)	Total return includes litigation proceeds received during the year. Excluding these litigation proceeds, the total return would have been 6.58%

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Premier Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss) (2)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (3)(4)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (5)	Net investment income (loss) (5)
Government Money Market Fund
2021	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	0.25%	0.20%	0.01%	$3,224,088	—%
2020	1.00	0.01	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.86	0.25	0.20	0.75	3,337,318	—
2019	1.00	0.02	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.14	0.25	0.20	2.13	2,384,545	—
2018	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	1.30	0.25	0.20	1.30	2,641,069	—
2017	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.45	0.25	0.20	0.45	2,269,361	—
Tax-Free Money Market Fund
2021	1.00	0.00	(0.00)	(0.00)	0.00	—	0.00	1.00	0.02	0.34	0.20	0.02	258,768	—
2020	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.91	0.31	0.20	0.91	325,028	—
2019	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.46	0.30	0.20	1.44	336,282	—
2018	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.05	0.31	0.20	1.07	305,424	—
2017	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.62	0.32	0.20	0.57	238,772	—
Prime Money Market Fund
2021	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	0.28	0.20	0.01	304,348	—
2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.02	0.25	0.20	0.93	344,297	—
2019	1.00	0.02	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.28	0.26	0.20	2.27	248,781	—
2018	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.50	0.27	0.20	1.52	268,487	—
2017	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.67	0.28	0.20	0.61	166,338	—

(1)	Annualized for periods less than one year.
(2)	Beginning the year ended August 31, 2021, calculated using the average shares method for all Funds.
(3)	Based on net asset value as of end of period date.
(4)	Not annualized for periods less than one year.
(5)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss) (2)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (3)(4)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (5)	Net investment income (loss) (5)
Large-Cap Value Fund
2021	$13.55	$0.25	$5.54	$5.79	$(0.23)	$—	$(0.23)	$19.11	43.05%	0.46%	0.39%	1.57%	$39,380	60%
2020	13.75	0.28	(0.19)	0.09	(0.29)	—	(0.29)	13.55	0.82	0.45	0.39	2.00	33,318	76
2019	16.62	0.31	(1.46)	(1.15)	(0.32)	(1.40)	(1.72)	13.75	(6.80)	0.45	0.39	2.15	53,513	67
2018	15.88	(0.48)	2.94	2.46	(0.27)	(1.45)	(1.72)	16.62	16.07	0.42	0.39	1.97	81,786	54
2017(6)	14.17	0.26	1.81	2.07	(0.24)	(0.12)	(0.36)	15.88	14.75	0.62	0.60	1.64	1,479	62
Large-Cap Growth Fund
2021	22.56	0.08	6.88	6.96	(0.11)	(1.72)	(1.83)	27.69	33.19	0.43	0.39	0.36	339,707	50
2020(6)	18.20	0.12	5.19	5.31	(0.16)	(0.79)	(0.95)	22.56	30.40	0.43	0.39	0.62	268,706	71
2019	21.21	0.13	(0.44)	(0.31)	(0.15)	(2.55)	(2.70)	18.20	(0.22)	0.43	0.39	0.94	226,978	89
2018	17.62	0.11	4.52	4.63	(0.04)	(1.00)	(1.04)	21.21	27.36	0.43	0.40	0.87	60,971	57
2017	15.49	0.09	3.10	3.19	(0.16)	(0.90)	(1.06)	17.62	21.83	0.63	0.60	0.75	2,852	75
Mid-Cap Value Fund
2021	9.02	0.10	4.94	5.04	(0.30)	—	(0.30)	13.76	56.90	1.28	0.84	1.18	1,940	50
2020	9.93	0.17	(0.91)	(0.74)	(0.17)	—	(0.17)	9.02	(7.66)	0.91	0.84	1.72	12,843	47
2019	12.60	0.17	(1.35)	(1.18)	(0.16)	(1.33)	(1.49)	9.93	(9.37)	0.86	0.84	1.37	13,957	50
2018	11.90	0.14	1.19	1.33	(0.13)	(0.50)	(0.63)	12.60	11.41	0.83	0.83	1.24	31,173	64
2017	14.38	0.11	1.26	1.37	(0.08)	(3.77)	(3.85)	11.90	13.31	0.86	0.84	1.05	14,714	139
Small-Cap Value Fund
2021	10.59	0.10	5.82	5.92	(0.08)	—	(0.08)	16.43	55.93	1.01	0.84	0.78	16,180	67
2020(6)	11.70	0.11	(1.06)	(0.95)	(0.11)	(0.05)	(0.16)	10.59	(8.24)	1.08	0.84	0.92	7,658	82
2019	15.13	0.12	(2.50)	(2.38)	(0.09)	(0.96)	(1.05)	11.70	(15.81)	1.00	0.84	0.91	8,108	67
2018	13.53	0.04	2.68	2.72	—	(1.12)	(1.12)	15.13	20.89	0.97	0.84	0.69	14,260	70
2017(6)	13.42	0.05	1.42	1.47	(0.10)	(1.26)	(1.36)	13.53	12.05	1.09	0.84	0.37	2,653	148
Pyrford International Stock Fund
2021(7)	13.31	0.43	1.84	2.27	(0.32)	—	(0.32)	15.26	17.31	0.80	0.79	2.99	272,505	13
2020(6)(7)	12.86	0.34	0.50	0.84	(0.39)	—	(0.39)	13.31	6.54	0.80	0.79	2.65	230,148	28
2019(7)	13.20	0.34	(0.31)	0.03	(0.37)	—	(0.37)	12.86	0.44	0.81	0.79	2.86	163,829	16
2018(7)	13.22	0.35	(0.01)	0.34	(0.36)	—	(0.36)	13.20	2.55	0.81	0.79	3.32	155,368	20
2017(6)(7)	12.23	0.40	0.88	1.28	(0.29)	—	(0.29)	13.22	10.85	0.90	0.81	3.21	48,889	33

(1)	Annualized for periods less than one year.
(2)	Beginning the year ended August 31, 2021, calculated using the average shares method for all Funds.
(3)	Based on net asset value as of end of period date.
(4)	Not annualized for periods less than one year.
(5)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(6)	Net investment income (loss) per share calculated using the average shares method.
(7)	Redemption fees consisted of per share amounts less than $0.01.

(See Notes which are an integral part of the Financial Statements)

August 31, 2021

Notes to Financial Statements

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. As of August 31, 2021, the Corporation consisted of 26 portfolios, including 21 diversified portfolios within this annual report (individually referred to as the “Fund,” or collectively as the “Funds”) each with differing share class offerings, and 5 target risk portfolios whose annual report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

Funds	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2012	To provide capital appreciation.
Dividend Income Fund	December 29, 2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Disciplined International Equity Fund (1)	September 17, 2015	To provide capital appreciation.
Pyrford International Stock Fund (1)	December 29, 2011	To provide capital appreciation.
LGM Emerging Markets Equity Fund (1)	December 22, 2008	To provide capital appreciation.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Strategic Income Fund	December 13, 1992	To maximize total return consistent with current income.
Corporate Income Fund	December 22, 2008	To maximize total return consistent with current income.
Core Plus Bond Fund	December 22, 2008	To maximize total return consistent with current income.
Government Money Market Fund	May 17, 2004	To provide current income consistent with stability of principal.
Tax-Free Money Market Fund	September 22, 2004	To provide current income that is exempt from federal income tax and is consistent with stability of principal.
Prime Money Market Fund	November 23, 1992	To provide current income consistent with stability of principal.

(1)	Collectively referred to as the “International Funds”.

2.	Significant Accounting Policies

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase, and of sufficient credit quality, are valued at amortized cost, which approximates fair value. Investments in open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the

BMO Funds

Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments; it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Investment Income, Expenses, and Distributions—Interest income and expenses are accrued daily. Dividend income, realized gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date except in the case of certain foreign securities, for which dividends are recorded as soon after the ex-dividend date as the Funds’ information agents become aware of such dividends. Non-cash dividends included in dividend income, if any, are recorded at fair value. Paid-in-kind interest included in interest income, if any, is accrued daily.

The Funds offer multiple classes of shares which differ in their respective distribution, administration, and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class without distinction between share classes.

Expenses attributable to a particular class of shares, such as shareholder servicing fees, are allocated directly to that class.

Foreign Currency Translation—The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

Premium and Discount Amortization/Paydown Gains and Losses—Premiums and discounts on fixed income securities are amortized/accreted for tax and financial statement purposes. Gains and losses realized on principal payments of mortgage-backed and asset-backed securities (paydown gains and losses) are classified as part of interest income.

Repurchase Agreements—The Funds’ policy requires the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser (or sub-advisers, as applicable) to be creditworthy pursuant to the guidelines and/ or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Restricted Securities—Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors.

Money Market Funds—Rule 2a-7 under the Act effectively includes three categories of money market funds: “Government,” “Retail,” and “Institutional.” The BMO Government Money Market Fund operates as a Government money market fund. The

Notes to Financial Statements (continued)

BMO Tax-Free Money Market Fund and BMO Prime Money Market Fund operate as Retail money market funds. Each money market fund is operated to comply with the various requirements of Rule 2a-7.

As a Government money market fund, the BMO Government Money Market Fund invests at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are collateralized fully (as defined in Rule 2a-7 under the Act). As Retail money market funds, BMO Tax-Free Money Market Fund and BMO Prime Money Market Fund have adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. Each Government and Retail money market fund uses the amortized cost method of valuing portfolio instruments, which approximates fair value, and seeks to transact shares at a stable $1.00 NAV per share.

The Retail money market funds have adopted policies and procedures imposing a fee upon the sale of shares (“Liquidity Fee”) or temporarily suspending the ability to sell shares if the Fund’s liquidity falls below designated thresholds (“Redemption Gate”). The Board of Directors has chosen not to subject the BMO Government Money Market Fund to a Liquidity Fee or a Redemption Gate, and may do so in the future only with advance notice to shareholders.

Redemption Fees—The International Funds impose a 2% redemption fee on shares held for 30 days or less. All redemption fees are recorded by the International Funds as paid-in-capital.

Securities Lending—Certain Funds participate in a securities lending program, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company currently serves as the securities lending agent for the Funds participating in the program. Prior to April 22, 2021 BMO Harris Bank, NA served as securities lending agent for the non-international BMO Funds. The Funds receive cash or non-cash in the form of U.S. Treasury and Agency obligations as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Cash collateral is reinvested in the BMO Government Money Market Fund, while non-cash collateral is generally invested in U.S. Treasuries and Agencies. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Collateral received as part of the Funds’ securities lending program as of August 31, 2021:

Fund	Value of Securities Loaned	Cash Collateral Received for Loan	Non-Cash Collateral Received for Loan	Total Collateral Received for Loan
Low Volatility Equity Fund	$1,304,004	$822,192	$514,024	$1,336,216
Large-Cap Value Fund	2,143,428	—	2,196,376	2,196,376
Mid-Cap Growth Fund	314,977	—	318,975	318,975
Small-Cap Growth Fund	2,110,953	590,121	1,565,335	2,155,456
Disciplined International Equity Fund	1,423,272	15,447	1,487,691	1,503,138
Pyrford International Stock Fund	18,610,042	11,868,142	7,764,707	19,632,849
Short-Term Income Fund	4,792,671	3,201,330	1,692,863	4,894,193
Strategic Income Fund	4,662,074	3,687,907	1,065,000	4,752,907
Corporate Income Fund	9,124,821	5,495,810	3,824,570	9,320,380
Core Plus Bond Fund	12,337,086	11,580,495	1,002,500	12,582,995

Total		37,261,444		58,693,485

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and distribution to shareholders each year of substantially all of their income. Accordingly, no provision for federal tax are necessary. Withholding taxes on foreign dividends and unrealized appreciation on investments have been provided for in accordance with the applicable country’s tax rules and rates.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurement

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when a significant decrease occurs in the trade volume and/or frequency for an asset, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

BMO Funds

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

For the period ended August 31, 2021 the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. The Funds did not hold any Level 3 securities as of August 31, 2021.

The following is a summary of the inputs used, as of August 31, 2021, in valuing the Funds’ assets:

	Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$164,094,026	$—	$—	$164,094,026
Short-Term Investments	977,239	822,192	—	1,799,431

Total	$165,071,265	$822,192	$—	$165,893,457

	Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$223,404,694	$—	$—	$223,404,694
Short-Term Investments	2,939,087	—	—	2,939,087

Total	$226,343,781	$—	$—	$226,343,781

	Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$336,186,970	$—	$—	$336,186,970
Short-Term Investments	5,778,270	—	—	5,778,270

Total	$341,965,240	$—	$—	$341,965,240

	Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$582,863,471	$—	$—	$582,863,471
Short-Term Investments	4,948,668	—	—	4,948,668

Total	$587,812,139	$—	$—	$587,812,139

	Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$44,319,196	$—	$—	$44,319,196

Total	$44,319,196	$—	$—	$44,319,196

	Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$23,025,770	$—	$—	$23,025,770
Short-Term Investments	317,488	—	—	317,488

Total	$23,343,258	$—	$—	$23,343,258

	Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$106,168,562	$—	$—	$106,168,562
Short-Term Investments	895,573	—	—	895,573

Total	$107,064,135	$—	$—	$107,064,135

	Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$120,808,450	$—	$—	$120,808,450
Short-Term Investments	1,688,830	590,121	—	2,278,951

Total	$122,497,280	$590,121	$—	$123,087,401

	Disciplined International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,793,607	$—	$—	$6,793,607
Britain	1,563,026	—	—	1,563,026
China	1,501,403	—	—	1,501,403
Denmark	3,260,837	—	—	3,260,837
Faeroe Islands	385,875	—	—	385,875
Finland	876,709	—	—	876,709
France	6,119,631	—	—	6,119,631
Germany	2,753,059	—	—	2,753,059
Hong Kong	287,678	—	—	287,678
Italy	4,976,463	—	—	4,976,463
Japan	17,170,637	—	—	17,170,637
Jersey	1,120,761	—	—	1,120,761
Netherlands	8,047,426	—	—	8,047,426
Norway	1,507,801	—	—	1,507,801
Singapore	3,940,031	—	—	3,940,031
Spain	744,858	—	—	744,858
Sweden	2,664,155	—	—	2,664,155
Switzerland	8,916,126	—	—	8,916,126
United Kingdom	8,403,348	—	—	8,403,348
Short-Term Investments	963,942	15,447	—	979,389

Total	$81,997,373	$15,447	$—	$82,012,820

	Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$75,902,431	$—	$—	$75,902,431
Finland	21,396,674	—	—	21,396,674
France	56,678,751	—	—	56,678,751
Germany	59,696,306	—	—	59,696,306
Hong Kong	35,375,465	—	—	35,375,465
Indonesia	13,656,567	—	—	13,656,567
Japan	99,502,149	—	—	99,502,149
Malaysia	23,403,097	—	—	23,403,097
Netherlands	21,949,879	—	—	21,949,879
Norway	13,806,396	—	—	13,806,396
Singapore	43,537,921	—	—	43,537,921
Sweden	12,324,997	—	—	12,324,997
Switzerland	90,743,219	—	—	90,743,219
Taiwan	21,904,183	—	—	21,904,183
United Kingdom	131,637,591	—	—	131,637,591
Preferred Stocks
Germany	13,054,320	—	—	13,054,320
Short-Term Investments	22,067,403	11,868,142	—	33,935,545

Total	$756,637,349	$11,868,142	$—	$768,505,491

Notes to Financial Statements (continued)

	LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$4,297,568	$—	$—	$4,297,568
China	69,130,079	—	—	69,130,079
Hong Kong	24,589,936	—	—	24,589,936
India	76,237,605	—	—	76,237,605
Indonesia	6,455,854	—	—	6,455,854
Jersey	6,158,054	—	—	6,158,054
Mexico	9,915,320	—	—	9,915,320
Nigeria	3,209,782	—	—	3,209,782
Portugal	5,430,808	—	—	5,430,808
Russia	10,584,143	—	—	10,584,143
South Africa	10,124,001	—	—	10,124,001
South Korea	10,697,750	—	—	10,697,750
Taiwan	29,346,402	—	—	29,346,402
Thailand	2,932,093	—	—	2,932,093
United Kingdom	2,903,255	—	—	2,903,255
United States	4,155,421	—	—	4,155,421
Vietnam	3,436,027	—	—	3,436,027
Common Stock Units	3,156,316	—	—	3,156,316
Short-Term Investments	9,684,948	—	—	9,684,948

Total	$292,445,362	$—	$—	$292,445,362

	Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$540,252,386	$—	$540,252,386
Mutual Funds	27,320,000	—	—	27,320,000
Repurchase Agreements	—	188,051	—	188,051

Total	$27,320,000	$540,440,437	$—	$567,760,437

	Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$129,804,999	$—	$129,804,999
Mutual Funds	1,400,000	—	—	1,400,000
Repurchase Agreements	—	243,356	—	243,356

Total	$1,400,000	$130,048,355	$—	$131,448,355

	Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$46,880,315	$—	$46,880,315
Collateralized Mortgage Obligations	—	15,358,832	—	15,358,832
Commercial Mortgage Securities	—	5,605,022	—	5,605,022
Corporate Bonds & Notes	—	158,869,937	—	158,869,937
U.S. Government & U.S. Government Agency Obligations	—	42,384,951	—	42,384,951
U.S. Government Agency-Mortgage Securities	—	6,201,330	—	6,201,330
Short-Term Investments	2,001,049	3,201,330	—	5,202,379

Total	$2,001,049	$278,501,717	$—	$280,502,766

	Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,808,903,881	$—	$1,808,903,881
Mutual Funds	17,000,000	—	—	17,000,000
Repurchase Agreements	—	69,371,306	—	69,371,306

Total	$17,000,000	$1,878,275,187	$—	$1,895,275,187

	Strategic Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$120,650	$—	$120,650
Collateralized Mortgage Obligations	—	9,706,443	—	9,706,443
Commercial Mortgage Securities	—	8,250,330	—	8,250,330
Corporate Bonds & Notes	—	84,584,633	—	84,584,633
U.S. Government Agency-Mortgage Securities	—	876,515	—	876,515
Short-Term Investments	8,934,037	3,687,907	—	12,621,944

Total	$8,934,037	$107,226,478	$—	$116,160,515

	Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$409,104,660	$—	$409,104,660
Short-Term Investments	19,238,022	5,495,810	—	24,733,832

Total	$19,238,022	$414,600,470	$—	$433,838,492

	Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$49,042,959	$—	$49,042,959
Commercial Mortgage Securities	—	75,891,168	—	75,891,168
Corporate Bonds & Notes	—	586,272,771	—	586,272,771
U.S. Government & U.S. Government Agency Obligations	—	220,043,021	—	220,043,021
U.S. Government Agency-Mortgage Securities	—	262,882,402	—	262,882,402
Short-Term Investments	19,988,081	11,580,495	—	31,568,576

Total	$19,988,081	$1,205,712,816	$—	$1,225,700,897

	Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$229,188,085	$—	$—	$229,188,085
Repurchase Agreements	—	1,457,529,960	—	1,457,529,960
U.S. Government & U.S. Government Agency Obligations	—	1,551,269,304	—	1,551,269,304
U.S. Treasury Bills	—	479,982,466	—	479,982,466

Total	$229,188,085	$3,488,781,730	$—	$3,717,969,815

	Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$268,598,008	$—	$268,598,008
Mutual Funds	12,617,329	—	—	12,617,329

Total	$12,617,329	$268,598,008	$—	$281,215,337

	Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$32,600,004	$—	$32,600,004
Commercial Paper	—	222,566,203	—	222,566,203
Mutual Funds	21,115,964	—	—	21,115,964
Repurchase Agreements	—	48,651,839	—	48,651,839

Total	$21,115,964	$303,818,046	$—	$324,934,010

(1)	All sub-categories within Common Stocks and Preferred Stocks represent either entire Level 1 or Level 2 evaluation status.

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Notes to Financial Statements (continued)

4.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	Low Volatility Equity Fund		Dividend Income Fund
	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$—	$—	$—	$—
Advisor class of shares	4,447,655	32,120,308	1,123,240	2,358,690
Institutional class of shares	41,524,411	191,087,540	35,749,005	67,582,616
Retirement class R-6 of shares	—	—	—	—

Net proceeds from sale of shares	45,972,066	223,207,848	36,872,245	69,941,306
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—
Advisor class of shares	429,522	1,409,734	135,756	326,623
Institutional class of shares	3,213,360	7,319,090	3,644,499	6,188,357
Retirement class R-6 of shares	—	—	—	—

Net proceeds from shares issued:	3,642,882	8,728,824	3,780,255	6,514,980
Cost of shares redeemed:
Investor class of shares	—	—	—	—
Advisor class of shares	(25,857,135)	(19,107,101)	(4,922,275)	(8,587,418)
Institutional class of shares	(143,842,537)	(149,067,381)	(136,456,116)	(125,620,533)
Retirement class R-6 of shares	—	—	—	—

Net cost of shares redeemed	(169,699,672)	(168,174,482)	(141,378,391)	(134,207,951)

Net change resulting from fund share transactions in dollars	$(120,084,724)	$63,762,190	$(100,725,891)	$(57,751,665)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—	—	—	—
Advisor class of shares	289,386	2,111,328	70,616	183,644
Institutional class of shares	2,698,018	12,619,398	2,245,476	5,069,501
Retirement class R-6 of shares	—	—	—	—

Net sale of shares	2,987,404	14,730,726	2,316,092	5,253,145
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—
Advisor class of shares	27,916	93,665	8,814	25,598
Institutional class of shares	208,443	489,176	235,170	487,143
Retirement class R-6 of shares	—	—	—	—

Net shares issued	236,359	582,841	243,984	512,741
Shares redeemed:
Investor class of shares	—	—	—	—
Advisor class of shares	(1,661,922)	(1,270,951)	(303,763)	(661,704)
Institutional class of shares	(9,208,191)	(10,326,579)	(8,035,753)	(9,518,623)
Retirement class R-6 of shares	—	—	—	—

Net shares redeemed	(10,870,113)	(11,597,530)	(8,339,516)	(10,180,327)

Net change resulting from fund share transactions in shares	(7,646,350)	3,716,037	(5,779,440)	(4,414,441)

(1)	Reflects operations for the period from September 1, 2020, to March 15, 2021 (liquidation of Retirement class R-6 of shares).

BMO Funds

Large-Cap Value Fund		Large-Cap Growth Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund
Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021		Year Ended August 31, 2020

$—	$—	$1,533,399	$3,175,158	$—	$—	$—		$—
433,971	691,833	921,609	56,188	1,020,770	1,216,861	2,064,225		722,620
45,058,208	114,779,390	50,677,111	26,765,540	1,814,386	11,206,657	23,544,717		10,815,063
1,366,372	13,678,690	37,375,937	72,606,416	824,407	5,171,945	783	(1)	717,383

46,858,551	129,149,913	90,508,056	102,603,302	3,659,563	17,595,463	25,609,725		12,255,066

—	—	4,788,048	2,703,872	—	—	—		—
168,388	304,418	65,972	29,377	780,889	445,269	7,288,125		1,745,071
3,086,412	4,481,673	8,951,386	6,990,904	117,938	1,285,239	11,330,633		9,036,497
518,106	940,488	21,687,847	11,948,943	171,951	215,944	11,677	(1)	919,723

3,772,906	5,726,579	35,493,253	21,673,096	1,070,778	1,946,452	18,630,435		11,701,291

—	—	(11,442,171)	(10,871,342)	—	—	—		—
(1,676,060)	(5,290,805)	(333,435)	(255,095)	(7,159,305)	(9,502,592)	(3,528,021)		(3,268,291)
(60,315,386)	(122,157,202)	(40,421,731)	(106,408,111)	(60,813,601)	(26,896,038)	(94,884,715)		(19,729,078)
(8,575,423)	(36,430,777)	(54,088,634)	(104,465,165)	(13,978,820)	(6,259,583)	(7,254,105	)(1)	(2,326,032)

(70,566,869)	(163,878,784)	(106,285,971)	(221,999,713)	(81,951,726)	(42,658,213)	(105,666,841)		(25,323,401)

$(19,935,412)	$(29,002,292)	$19,715,338	$(97,723,315)	$(77,221,385)	$(23,116,298)	$(61,426,681)		$(1,367,044)

—	—	66,543	177,230	—	—	—		—
26,227	52,253	37,910	3,152	87,410	135,941	150,192		55,974
2,593,440	8,186,602	2,078,439	1,466,854	166,744	1,203,845	1,395,920		759,578
85,776	1,031,995	1,610,008	4,175,985	70,636	655,855	57	(1)	57,779

2,705,443	9,270,850	3,792,900	5,823,221	324,790	1,995,641	1,546,169		873,331

—	—	225,320	149,965	—	—	—		—
10,639	24,549	3,109	1,631	74,513	41,809	807,101		131,406
194,462	357,432	416,731	384,116	11,307	121,709	1,111,936		636,821
32,742	74,135	1,007,800	655,455	16,518	20,449	1,136	(1)	64,092

237,843	456,116	1,652,960	1,191,167	102,338	183,967	1,920,173		832,319

—	—	(494,246)	(600,217)	—	—	—		—
(101,902)	(394,329)	(13,622)	(13,541)	(637,555)	(986,657)	(339,728)		(247,002)
(3,637,235)	(9,136,269)	(1,725,434)	(5,729,694)	(6,927,716)	(2,929,775)	(6,992,758)		(1,444,717)
(517,381)	(2,537,399)	(2,262,921)	(5,391,655)	(1,369,856)	(657,555)	(483,256	)(1)	(165,332)

(4,256,518)	(12,067,997)	(4,496,223)	(11,735,107)	(8,935,127)	(4,573,987)	(7,815,742)		(1,857,051)

(1,313,232)	(2,341,031)	949,637	(4,720,719)	(8,507,999)	(2,394,379)	(4,349,400)		(151,401)

Notes to Financial Statements (continued)

	Small-Cap Value Fund		Small-Cap Growth Fund
	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020
Capital stock transactions in dollars:
Proceeds from sale of shares:
Advisor class of shares	$144,879	$155,290	$853,682	$953,307
Institutional class of shares	37,935,669	9,707,579	12,588,486	11,702,384
Retirement class R-6 of shares	8,404,283	2,278,731	—	—

Net proceeds from sale of shares	46,484,831	12,141,600	13,442,168	12,655,691
Net asset value of shares issued to shareholders in payment of distributions declared:
Advisor class of shares	8,435	32,323	1,088,863	541,680
Institutional class of shares	287,839	590,699	2,675,804	1,216,969
Retirement class R-6 of shares	50,296	103,017	—	—

Net proceeds from shares issued:	346,570	726,039	3,764,667	1,758,649
Cost of shares redeemed:
Advisor class of shares	(652,137)	(1,472,641)	(5,349,372)	(7,876,028)
Institutional class of shares	(15,979,403)	(9,349,615)	(22,375,812)	(16,734,404)
Retirement class R-6 of shares	(4,698,747)	(2,371,533)	—	—

Net cost of shares redeemed	(21,330,287)	(13,193,789)	(27,725,184)	(24,610,432)
Redemption fees	—	—	—	—

Net change resulting from fund share transactions in dollars	$25,501,114	$(326,150)	$(10,518,349)	$(10,196,092)

Capital stock transactions in shares:
Sale of shares:
Advisor class of shares	9,982	17,727	40,820	63,428
Institutional class of shares	2,641,147	933,645	548,523	733,207
Retirement class R-6 of shares	582,282	235,799	—	—

Net sale of shares	3,233,411	1,187,171	589,343	796,635
Shares issued to shareholders in payment of distributions declared:
Advisor class of shares	688	2,639	57,860	33,160
Institutional class of shares	23,064	47,483	134,391	70,735
Retirement class R-6 of shares	3,988	8,202	—	—

Net shares issued	27,740	58,324	192,251	103,895
Shares redeemed:
Advisor class of shares	(47,448)	(143,070)	(271,001)	(512,950)
Institutional class of shares	(1,093,640)	(902,350)	(1,063,992)	(1,055,893)
Retirement class R-6 of shares	(324,242)	(214,190)	—	—

Net shares redeemed	(1,465,330)	(1,259,610)	(1,334,993)	(1,568,843)

Net change resulting from fund share transactions in shares	1,795,821	(14,115)	(553,399)	(668,313)

BMO Funds

Disciplined International Equity Fund		Pyrford International Stock Fund		LGM Emerging Markets Equity Fund
Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020

$665	$5,905	$134,879	$430,593	$824,614	$484,183
42,971,103	8,911,440	86,990,056	79,554,019	95,166,835	47,060,713
—	—	34,913,221	101,227,930	—	—

42,971,768	8,917,345	122,038,156	181,212,542	95,991,449	47,544,896

946	1,704	28,673	65,462	92,071	88,930
697,205	1,332,077	8,650,698	10,131,885	6,950,205	5,708,568
—	—	5,750,643	5,676,558	—	—

698,151	1,333,781	14,430,014	15,873,905	7,042,276	5,797,498

(11,576)	(4,672)	(244,656)	(3,395,729)	(546,362)	(1,954,509)
(9,971,018)	(30,679,011)	(138,299,618)	(131,364,725)	(121,030,574)	(84,857,826)
—	—	(33,968,312)	(47,624,491)	—	—

(9,982,594)	(30,683,683)	(172,512,586)	(182,384,945)	(121,576,936)	(86,812,335)
8,628	38,332	320	1,686	1,652	4,949

$33,695,953	$(20,394,225)	$(36,044,096)	$14,703,188	$(18,541,559)	$(33,464,992)

65	582	8,736	32,611	47,762	34,675
3,729,201	869,738	6,140,889	6,441,429	5,598,098	3,471,923
—	—	2,547,709	7,811,908	—	—

3,729,266	870,320	8,697,334	14,285,948	5,645,860	3,506,598

91	164	2,032	4,803	5,467	5,897
67,039	128,208	628,228	760,081	414,690	381,079
—	—	417,621	425,848	—	—

67,130	128,372	1,047,881	1,190,732	420,157	386,976

(987)	(465)	(17,232)	(256,802)	(32,223)	(135,602)
(930,948)	(3,064,886)	(9,665,791)	(10,222,850)	(6,946,919)	(6,292,131)
—	—	(2,400,994)	(3,686,312)	—	—

(931,935)	(3,065,351)	(12,084,017)	(14,165,964)	(6,979,142)	(6,427,733)

2,864,461	(2,066,659)	(2,338,802)	1,310,716	(913,125)	(2,534,159)

Notes to Financial Statements (continued)

	Ultra Short Tax-Free Fund		Short Tax-Free Fund
	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$—	$—	$—	$—
Advisor class of shares	835,639	1,936,853	1,096,309	1,568,044
Institutional class of shares	469,398,019	474,377,875	43,539,613	33,747,802

Net proceeds from sale of shares	470,233,658	476,314,728	44,635,922	35,315,846
Net asset value of shares issued to shareholders in payment of distributions declared :
Investor class of shares	—	—	—	—
Advisor class of shares	48,497	142,124	31,258	46,765
Institutional class of shares	1,784,049	3,468,081	617,262	744,033

Net proceeds from shares issued:	1,832,546	3,610,205	648,520	790,798
Cost of shares redeemed:
Investor class of shares	—	—	—	—
Advisor class of shares	(2,441,941)	(5,565,487)	(1,194,928)	(1,819,799)
Institutional class of shares	(430,317,510)	(495,991,627)	(39,904,308)	(65,864,914)

Net cost of shares redeemed	(432,759,451)	(501,557,114)	(41,099,236)	(67,684,713)

Net change resulting from fund share transactions in dollars	$39,306,753	$(21,632,181)	$4,185,206	$(31,578,069)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—	—	—	—
Advisor class of shares	82,654	192,388	106,304	153,038
Institutional class of shares	46,479,838	47,128,522	4,215,226	3,297,297

Net sale of shares	46,562,492	47,320,910	4,321,530	3,450,335
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—
Advisor class of shares	4,799	14,103	3,031	4,572
Institutional class of shares	176,699	344,437	59,795	72,667

Net shares issued	181,498	358,540	62,826	77,239
Shares redeemed:
Investor class of shares	—	—	—	—
Advisor class of shares	(241,561)	(553,199)	(115,851)	(177,891)
Institutional class of shares	(42,600,545)	(49,280,153)	(3,869,150)	(6,462,912)

Net shares redeemed	(42,842,106)	(49,833,352)	(3,985,001)	(6,640,803)

Net change resulting from fund share transactions in shares	3,901,884	(2,153,902)	399,355	(3,113,229)

BMO Funds

Short-Term Income Fund		Intermediate Tax-Free Fund		Strategic Income Fund		Corporate Income Fund
Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020

$—	$—	$55,982,056	$74,637,725	$5,345,386	$949,227	$36,630,980	$21,858,490
4,027,625	4,070,227	2,649,099	2,872,891	8,526,205	1,273,157	764,989	3,230,923
137,542,563	134,279,025	425,112,464	372,657,401	38,652,805	1,120,488	164,673,016	131,082,235

141,570,188	138,349,252	483,743,619	450,168,017	52,524,396	3,342,872	202,068,985	156,171,648

—	—	10,166,792	12,469,066	1,864,229	3,659,919	3,094,833	2,959,675
214,640	382,780	135,176	129,411	490,450	867,078	120,208	217,463
2,194,806	2,657,527	27,128,902	28,433,698	795,175	341,411	7,714,144	4,016,426

2,409,446	3,040,307	37,430,870	41,032,175	3,149,854	4,868,408	10,929,185	7,193,564

—	—	(86,342,794)	(169,172,197)	(7,736,183)	(8,907,781)	(55,638,340)	(30,657,413)
(15,449,879)	(8,796,687)	(2,570,458)	(2,436,241)	(6,518,548)	(1,769,963)	(2,175,569)	(6,813,290)
(85,944,392)	(156,380,098)	(393,434,481)	(351,331,662)	(2,381,921)	(4,216,997)	(127,348,628)	(84,513,304)

(101,394,271)	(165,176,785)	(482,347,733)	(522,940,100)	(16,636,652)	(14,894,741)	(185,162,537)	(121,984,007)

$42,585,363	$(23,787,226)	$38,826,756	$(31,739,908)	$39,037,598	$(6,683,461)	$27,835,633	$41,381,205

—	—	4,820,496	6,555,552	553,573	102,989	2,585,476	1,578,690
422,526	430,903	228,189	250,687	888,932	137,193	53,523	237,000
14,405,075	14,178,308	36,600,484	32,659,798	3,991,545	120,817	11,638,898	9,537,053

14,827,601	14,609,211	41,649,169	39,466,037	5,434,050	360,999	14,277,897	11,352,743

—	—	876,284	1,090,900	193,320	398,286	216,605	215,523
22,530	40,444	11,647	11,324	50,830	94,375	8,423	15,900
230,070	280,207	2,339,683	2,491,419	81,780	37,049	541,401	291,832

252,600	320,651	3,227,614	3,593,643	325,930	529,710	766,429	523,255

—	—	(7,436,153)	(14,981,722)	(799,683)	(969,104)	(3,961,742)	(2,284,300)
(1,626,599)	(930,304)	(220,663)	(214,322)	(684,458)	(193,570)	(152,752)	(520,331)
(9,007,809)	(16,547,806)	(33,842,860)	(31,203,613)	(246,326)	(453,457)	(8,954,717)	(6,290,520)

(10,634,408)	(17,478,110)	(41,499,676)	(46,399,657)	(1,730,467)	(1,616,131)	(13,069,211)	(9,095,151)

4,445,793	(2,548,248)	3,377,107	(3,339,977)	4,029,513	(725,422)	1,975,115	2,780,847

Notes to Financial Statements (continued)

	Core Plus Bond Fund		Government Money Market Fund
	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$25,606,229	$35,968,047	$3,254,209,598	$2,578,764,198
Advisor class of shares	1,719,801	1,171,193	—	—
Institutional class of shares	388,478,698	295,578,965	—	—
Premier class of shares	—	—	13,373,540,485	12,674,092,078

Net proceeds from sale of shares	415,804,728	332,718,205	16,627,750,083	15,252,856,276
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	1,641,611	2,330,523	4,014	767,390
Advisor class of shares	122,651	113,313	—	—
Institutional class of shares	27,751,793	28,477,908	—	—
Premier class of shares	—	—	55,017	2,647,786

Net proceeds from shares issued:	29,516,055	30,921,744	59,031	3,415,176
Cost of shares redeemed:
Investor class of shares	(76,908,479)	(23,869,582)	(3,359,043,868)	(2,784,757,727)
Advisor class of shares	(508,645)	(704,373)	—	—
Institutional class of shares	(301,103,462)	(241,088,052)	—	—
Premier class of shares	—	—	(13,486,825,215)	(11,723,965,756)

Net cost of shares redeemed	(378,520,586)	(265,662,007)	(16,845,869,083)	(14,508,723,483)

Net change resulting from fund share transactions in dollars	$66,800,197	$97,977,942	$(218,059,969)	$747,547,969

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	2,068,931	2,977,900	3,254,209,598	2,578,764,198
Advisor class of shares	140,076	96,429	—	—
Institutional class of shares	31,581,600	24,547,106	—	—
Premier class of shares	—	—	13,373,540,485	12,674,092,078

Net sale of shares	33,790,607	27,621,435	16,627,750,083	15,252,856,276
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	132,945	192,692	4,014	767,390
Advisor class of shares	9,956	9,372	—	—
Institutional class of shares	2,253,165	2,355,842	—	—
Premier class of shares	—	—	55,017	2,647,786

Net shares issued	2,396,066	2,557,906	59,031	3,415,176
Shares redeemed:
Investor class of shares	(6,295,827)	(1,985,930)	(3,359,043,868)	(2,784,757,727)
Advisor class of shares	(41,436)	(58,845)	—	—
Institutional class of shares	(24,421,794)	(20,110,009)	—	—
Premier class of shares	—	—	(13,486,825,215)	(11,723,965,756)

Net shares redeemed	(30,759,057)	(22,154,784)	(16,845,869,083)	(14,508,723,483)

Net change resulting from fund share transactions in shares	5,427,616	8,024,557	(218,059,969)	747,547,969

BMO Funds

Tax-Free Money Market Fund		Prime Money Market Fund
Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020

$35,062,641	$98,378,590	$146,543,357	$306,452,583
—	—	—	—
—	—	—	—
440,962,803	565,214,220	385,199,765	538,048,152

476,025,444	663,592,810	531,743,122	844,500,735

4,569	407,224	14,841	1,612,812
—	—	—	—
—	—	—	—
327	12,493	770	72,492

4,896	419,717	15,611	1,685,304

(73,428,518)	(109,479,869)	(394,040,856)	(287,753,703)
—	—	—	—
—	—	—	—
(507,222,861)	(576,481,130)	(425,094,102)	(442,604,451)

(580,651,379)	(685,960,999)	(819,134,958)	(730,358,154)

$(104,621,039)	$(21,948,472)	$(287,376,225)	$115,827,885

35,062,641	98,378,590	146,543,357	306,452,583
—	—	—	—
—	—	—	—
440,962,803	565,214,220	385,199,765	538,048,152

476,025,444	663,592,810	531,743,122	844,500,735

4,569	407,224	14,841	1,612,812
—	—	—	—
—	—	—	—
327	12,493	770	72,492

4,896	419,717	15,611	1,685,304

(73,428,518)	(109,479,869)	(394,040,856)	(287,753,703)
—	—	—	—
—	—	—	—
(507,222,861)	(576,481,130)	(425,094,102)	(442,604,451)

(580,651,379)	(685,960,999)	(819,134,958)	(730,358,154)

(104,621,039)	(21,948,472)	(287,376,225)	115,827,885

Notes to Financial Statements (continued)

5.	Investment Adviser Fee and Other Transactions with Affiliates

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors of one or more portfolios within the Fund complex, which are affiliates of the Corporation. None of the Fund Officers receive any compensation from the Funds. Certain Officers and Directors are also employees of the Adviser.

Investment Advisory Fees—The Adviser receives for its services an investment adviser fee based on a percentage of each Fund’s average daily net assets (“ADNA”) as listed below.

	Fund’s ADNA
Fund	on the first $500 million	on the next $200 million	on the next $100 million	In excess of $800 million
Low Volatility Equity Fund	0.400%	0.390%	0.350%	0.300%
Dividend Income Fund	0.500	0.490	0.450	0.400
Mid-Cap Value Fund	0.685	0.670	0.570	0.510
Mid-Cap Growth Fund	0.685	0.670	0.570	0.510
Small-Cap Value Fund	0.685	0.680	0.620	0.610
Small-Cap Growth Fund	0.685	0.680	0.620	0.610
Pyrford International Stock Fund	0.735	0.720	0.620	0.560
LGM Emerging Markets Equity Fund	0.900	0.890	0.850	0.800

	Fund’s ADNA
Fund	on the first $100 million	on the next $150 million	on the next $250 million	in excess of $500 million
Ultra Short Tax-Free Fund	0.200%	0.190%	0.170%	0.100%
Short Tax-Free Fund	0.200	0.190	0.170	0.150
Short-Term Income Fund	0.200	0.190	0.170	0.100
Intermediate Tax-Free Fund	0.250	0.160	0.120	0.100
Strategic Income Fund	0.250	0.200	0.200	0.200
Corporate Income Fund	0.200	0.190	0.150	0.100
Core Plus Bond Fund	0.250	0.160	0.120	0.100

	Fund’s ADNA
Fund	on the first $1 billion	on the next $1 billion	on the next $2 billion
Large-Cap Value Fund	0.350%	0.325%	0.300%
Large-Cap Growth Fund	0.350	0.325	0.300
Disciplined International Equity Fund	0.600	0.575	0.550

	Fund’s ADNA
Fund	on the first $2 billion	on the next $2 billion	on the next $2 billion	on the next $2 billion	in excess of $8 billion
Government Money Market Fund	0.200%	0.185%	0.170%	0.155%	0.140%
Tax-Free Money Market Fund	0.200	0.185	0.170	0.155	0.140
Prime Money Market Fund	0.150	0.135	0.120	0.105	0.090

The Pyrford International Stock Fund’s sub-adviser is Pyrford International Ltd., an affiliate of the Adviser. The LGM Emerging Markets Equity Fund’s sub-adviser is LGM Investments Limited, an affiliate of the Adviser. The Adviser compensates each sub-adviser based on the level of average daily net assets of each respective Fund managed by each sub-adviser.

Contractual Expense Limitation—The Adviser has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent class specific total annual operating expenses (excluding taxes, dividend and interest expense, brokerage commissions, other investment related costs, Acquired Fund Fees and Expenses and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts for the periods set forth below. The Adviser may not terminate this arrangement prior to December 31, 2022, without the consent of the Directors, unless the investment advisory agreement is terminated. The Adviser may voluntarily choose to waive any portion of its fee beyond its contractual agreement. The Adviser can modify or

BMO Funds

terminate this voluntary waiver at any time at its sole discretion. Additionally, the agreement does not provide for recoupment by the Adviser of waived fees or reimbursed expenses.

	Annualized Contractual Expense Limitation
Fund	Investor Class	Advisor Class	Institutional Class	Premier Class	Retirement Class R-6
Low Volatility Equity Fund		0.90%	0.65%
Dividend Income Fund		0.90	0.65
Large-Cap Value Fund		0.79	0.54		0.39%
Large-Cap Growth Fund	0.79%	0.79	0.54		0.39
Mid-Cap Value Fund		1.24	0.99		0.84
Mid-Cap Growth Fund		1.24	0.99		0.84
Small-Cap Value Fund		1.24	0.99		0.84
Small-Cap Growth Fund		1.24	0.99
Disciplined International Equity Fund		1.15	0.90		0.75
Pyrford International Stock Fund		1.19	0.94		0.79
LGM Emerging Markets Equity Fund		1.40	1.15
Ultra Short Tax-Free Fund		0.55	0.30
Short Tax-Free Fund		0.55	0.40
Short-Term Income Fund		0.60	0.35
Intermediate Tax-Free Fund	0.54	0.54	0.50
Strategic Income Fund	0.80	0.80	0.55
Corporate Income Fund	0.59	0.59	0.55
Core Plus Bond Fund	0.59	0.59	0.55
Government Money Market Fund	0.45			0.20%
Tax-Free Money Market Fund	0.45			0.20
Prime Money Market Fund	0.45			0.20

Shareholder Servicing Fees—Under the terms of a Shareholder Services Agreement with the Adviser, each Fund pays the Adviser at the annual rate of 0.25% of average daily net assets of the Fund’s Investor Class shares for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts.

Distribution Services Fees—Certain Funds are subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Advisor Class shares. The Plan provides that the Fund may incur distribution expenses of 0.25% of the average daily net assets of the Fund’s Advisor Class shares.

Administration Fees—The fee paid to the Adviser is based on each Fund’s average daily net assets with respect to Administration Fee Schedule A and the aggregate average daily net assets of all Funds representing Administration Fee Schedule B as listed below.

Administration Fee Schedule A		Administration Fee Schedule B
Annual Rate		Annual Rate	ADNA
0.1500%		0.0400%	on the first $2 billion
		0.0300	on the next $2 billion
		0.0250	on the next $2 billion
		0.0200	on the next $2 billion
		0.0100	in excess of $8 billion

Fund		Fund
Low Volatility Equity Fund(1)	Pyrford International Stock Fund(1)	Government Money Market Fund(1)
Dividend Income Fund(1)	LGM Emerging Markets Equity Fund	Tax-Free Money Market Fund(1)
Large-Cap Value Fund(1)	Ultra Short Tax-Free Fund(1)	Prime Money Market Fund(1)
Large-Cap Growth Fund(1)	Short Tax-Free Fund(1)
Mid-Cap Value Fund(1)	Short-Term Income Fund(1)
Mid-Cap Growth Fund(1)	Intermediate Tax-Free Fund(1)
Small-Cap Value Fund(1)	Strategic Income Fund(1)
Small-Cap Growth Fund(1)	Corporate Income Fund(1)
Disciplined International Equity(1)	Core Plus Bond Fund(1)

(1)	For the period ended August 31, 2021, the Funds with class-specific Administration Fees were as follows:

Fund	Investor Class	Advisor Class	Institutional Class	Premier Class	Total
Low Volatility Equity Fund	$—	$44,731	$274,089	$—	$318,820
Dividend Income Fund	—	12,631	370,766	—	383,397
Large-Cap Value Fund	—	24,815	373,788	—	398,603

Notes to Financial Statements (continued)

Fund	Investor Class	Advisor Class	Institutional Class	Premier Class	Total
Large-Cap Growth Fund	$102,286	$1,525	$199,355	$—	$303,166
Mid-Cap Value Fund	—	49,175	16,612	—	65,787
Mid-Cap Growth Fund	—	24,267	18,925	—	43,192
Small-Cap Value Fund	—	2,705	102,822	—	105,527
Small-Cap Growth Fund	—	47,487	120,393	—	167,880
Disciplined International Equity Fund	—	235	81,068	—	81,303
Pyrford International Stock Fund	—	2,727	720,688	—	723,415
Ultra Short Tax-Free Fund	—	18,732	824,114	—	842,846
Short Tax-Free Fund	—	5,129	188,526	—	193,655
Short-Term Income Fund	—	30,536	375,291	—	405,827
Intermediate Tax-Free Fund	657,196	8,564	2,234,424	—	2,900,184
Strategic Income Fund	80,566	21,681	35,326	—	137,573
Corporate Income Fund	140,028	5,430	493,992	—	639,450
Core Plus Bond Fund	104,976	7,740	1,709,220	—	1,821,936
Government Money Market Fund	237,642	—	—	1,098,163	1,335,805
Tax-Free Money Market Fund	16,356	—	—	108,653	125,009
Prime Money Market Fund	55,624	—	—	104,417	160,041

Securities Lending—Certain Funds paid a fee to BMO Harris for its services provided for the period from September 1, 2020 through April 22, 2021 as the securities lending agent. The securities lending income as shown in the Statements of Operations is net of these fees. The following amounts were paid for the services provided for the period from September 1, 2020 through April 22, 2021:

Fund	Fees Paid
Low Volatility Equity Fund	$3,179
Dividend Income Fund	2,417
Large-Cap Value Fund	5,133
Large-Cap Growth Fund	3,157
Mid-Cap Value Fund	2,296
Mid-Cap Growth Fund	1,274

Fund	Fees Paid
Small-Cap Value Fund	$1,724
Small-Cap Growth Fund	4,463
Short-Term Income Fund	5,945
Strategic Income Fund	3,858
Corporate Income Fund	10,057
Core Plus Bond Fund	15,838

Investments in Affiliated Issuers—An affiliated issuer is an entity in which a Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Funds at year-end are noted in the Funds’ Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at year-end. The table below reflects transactions during the period with entities that are affiliates as of August 31, 2021 and may include acquisitions of new investments, prior period holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of year-end.

Security/Fund Description	Value, Beginning of Period	Purchases(1)	Sales Proceeds(1)	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income		Net Realized Gain on Capital Gain Distributions
Cash Sweep Investments in BMO Institutional Prime Money Market Fund, Premier Class, 0.190%
Low Volatility Equity Fund	$4,254,460	$21,481,776	$25,735,231	$851	$(1,856)	$—	$1,464		$—
Dividend Income Fund	5,160,131	9,323,159	14,482,514	713	(1,489)	—	1,698		—
Large-Cap Value Fund	3,589,882	12,472,203	16,061,831	162	(416)	—	1,072		—
Large-Cap Growth Fund	2,951,726	27,793,751	30,743,352	590	(2,715)	—	2,674		—
Mid-Cap Value Fund	1,403,585	5,487,148	6,890,896	281	(118)	—	181	(2)	—
Mid-Cap Growth Fund	1,582,909	15,041,709	16,624,611	317	(324)	—	288		—
Small-Cap Value Fund	1,651,709	3,875,920	5,527,572	271	(328)	—	363		—
Small-Cap Growth Fund	1,915,098	8,646,616	10,561,709	291	(296)	—	444		—
Disciplined International Equity Fund	885,003	4,636,205	5,521,077	177	(308)	—	487		—
Pyrford International Stock Fund	30,794,964	29,852,649	60,646,162	(1,611)	160	—	4,867		—
LGM Emerging Markets Equity Fund	5,950,565	38,853,527	44,800,734	1,190	(4,548)	—	4,746		—
Short-Term Income Fund	7,069,356	41,894,271	48,963,160	1,414	(1,881)	—	1,738		—
Strategic Income Fund	702,920	14,661,522	15,363,811	104	(735)	—	760		—
Corporate Income Fund	18,017,006	60,500,728	78,515,675	1,839	(3,898)	—	3,754		—
Core Plus Bond Fund	24,129,137	147,725,914	171,851,254	4,139	(7,936)	—	9,251		—

BMO Funds

Security/Fund Description	Value, Beginning of Period	Purchases(1)	Sales Proceeds(1)	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Cash Sweep Investments in BMO Government Money Market Fund, Premier Class,0.010%
Low Volatility Equity Fund	$—	$44,292,929	$43,315,690	$—	$—	$977,239	$155	$—
Dividend Income Fund	—	70,723,681	67,784,594	—	—	2,939,087	338	—
Large-Cap Value Fund	—	48,885,244	43,106,974	—	—	5,778,270	347	—
Large-Cap Growth Fund	—	70,623,381	65,674,713	—	—	4,948,668	556	—
Mid-Cap Growth Fund	—	3,971,875	3,654,387	—	—	317,488	21	—
Small-Cap Value Fund	—	18,076,411	17,180,838	—	—	895,573	110	—
Small-Cap Growth Fund	—	13,698,166	12,009,336	—	—	1,688,830	112	—
Disciplined International Equity Fund	—	25,626,955	24,663,013	—	—	963,942	237	—
Pyrford International Stock Fund	—	141,057,791	118,990,388	—	—	22,067,403	1,399	—
LGM Emerging Markets Equity Fund	—	87,906,019	78,221,071	—	—	9,684,948	538	—
Short-Term Income Fund	—	128,325,420	126,324,371	—	—	2,001,049	510	—
Strategic Income Fund	—	55,842,453	46,908,416	—	—	8,934,037	432	—
Corporate Income Fund	—	147,232,194	127,994,172	—	—	19,238,022	993	—
Core Plus Bond Fund	—	301,290,024	281,301,943	—	—	19,988,081	1,803	—

Collateral Investment for Securities on Loan in BMO Institutional Prime Money Market Fund, Premier Class, 0.190%
Disciplined International Equity Fund	532,390	2,402,989	2,935,426	—	47	—	—	—
Pyrford International Stock Fund	17,734, 286	95,954,411	113,695,823	—	7,126	—	—	—

Collateral Investment for Securities on Loan in BMO Government Money Market Fund, Premier Class, 0.010%
Low Volatility Equity Fund	—	2,603,049	1,780,857	—	—	822,192	—	—
Small-Cap Growth Fund	—	7,188,268	6,598,147	—	—	590,121	—	—
Disciplined International Equity Fund	—	13,271,057	13,255,610	—	—	15,447	—	—
Pyrford International Stock Fund	—	185,365,218	173,497,076	—	—	11,868,142	—	—
Short-Term Income Fund	—	21,805,190	18,603,860	—	—	3,201,330	—	—
Strategic Income Fund	—	24,881,200	21,193,293	—	—	3,687,907	—	—
Corporate Income Fund	—	51,451,630	45,955,820	—	—	5,495,810	—	—
Core Plus Bond Fund	—	76,612,403	65,031,908	—	—	11,580,495	—	—

Collateral Pool Pro Rata Allocation for Securities on Loan in BMO Government Money Market Fund, Premier Class, 0.010%
Low Volatility Equity Fund	513,206	3,447,967	3,961,173	—	—	—	—	—
Dividend Income Fund	1,054,246	10,655,754	11,710,000	—	—	—	—	—
Large-Cap Value Fund	1,334,152	6,077,802	7,411,954	—	—	—	—	—
Large-Cap Growth Fund	1,086,000	10,984,000	12,070,000	—	—	—	—	—
Mid-Cap Value Fund	222,430	2,247,570	2,470,000	—	—	—	—	—
Mid-Cap Growth Fund	318,797	3,221,203	3,540,000	—	—	—	—	—
Small-Cap Value Fund	160,341	730,444	890,785	—	—	—	—	—
Small-Cap Growth Fund	498,064	3,044,819	3,542,883	—	—	—	—	—
Short-Term Income Fund	622,366	7,172,987	7,795,353	—	—	—	—	—
Strategic Income Fund	186,808	5,847,286	6,034,094	—	—	—	—	—
Corporate Income Fund	1,440,121	14,010,188	15,450,309	—	—	—	—	—
Core Plus Bond Fund	1,563,469	23,556,310	25,119,779	—	—	—	—	—

Collateral Pool Pro Rata Allocation for Securities on Loan in BMO Institutional Prime Money Market Fund, Premier Class, 0.190%
Low Volatility Equity Fund	7,985,080	—	7,985,080	—	—	—	—	—
Dividend Income Fund	16,403,255	—	16,403,255	—	—	—	—	—
Large-Cap Value Fund	20,758,364	—	20,758,364	—	—	—	—	—
Large-Cap Growth Fund	16,897,322	—	16,897,322	—	—	—	—	—
Mid-Cap Value Fund	3,460,834	—	3,460,834	—	—	—	—	—
Mid-Cap Growth Fund	4,960,240	—	4,960,240	—	—	—	—	—
Small-Cap Value Fund	2,494,785	—	2,494,785	—	—	—	—	—
Small-Cap Growth Fund	7,749,483	—	7,749,483	—	—	—	—	—
Short-Term Income Fund	9,683,533	—	9,683,533	—	—	—	—	—
Corporate Income Fund	22,407,164	—	22,407,164	—	—	—	—	—
Core Plus Bond Fund	24,326,355	—	24,326,355	—	—	—	—	—

(1)	Includes adjustment for net change in Collateral Pool Pro Rata Allocation of value, at end of period.
(2)	$35 received by BMO Government Money Market Fund, Premier Class during the year ended August 31, 2021. There was no holding of the affiliated issuer as of August 31, 2021.

Notes to Financial Statements (continued)

Interfund Borrowing and Lending—The Funds participate in an interfund lending program. This program allows the Funds to borrow cash from any of the BMO Money Market Funds for temporary purposes. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of the BMO Money Market Funds and (ii) more favorable to the borrowing Fund than the lowest interest rate at which bank short-term loans would be available to the Funds. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations. The Directors are responsible for the oversight of the interfund lending program.

Funds utilizing the interfund lending program, borrowing from the BMO Government Money Market Fund during the year ended August 31, 2021, were as follows:

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
Low Volatility Equity Fund	$365,140	0.697%
Dividend Income Fund	46,496	0.703
Large-Cap Growth Fund	7,183	0.733
Mid-Cap Value Fund	33,154	0.716
Mid-Cap Growth Fund	141,231	0.733
Small-Cap Value Fund	2,039	0.738
Small-Cap Growth Fund	4,479	0.727
Disciplined International Equity Fund	8,520	0.729

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
Pyrford International Stock Fund	$873	0.688%
LGM Emerging Markets Equity Fund	546,715	0.699
Short Tax-Free Fund	26,972	0.731
Strategic Income Fund	840	0.739
Core Plus Bond Fund	23,124	1.250
Ultra Short Tax-Free Fund	45,010	0.736
Intermediate Tax-Free Fund	6,523	0.700

6.	Line of Credit

The Corporation, on behalf of the respective Funds, participates in a $25 million unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings currently are charged interest at a rate that is the higher of the Federal Funds Rate or Overnight Bank Funding Rate plus 1.25%. A commitment fee of 0.20% per annum is charged on the daily unused portion with no administrative fee. No borrowings were outstanding under the LOC during the year ended August 31, 2021.

7.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations, and in-kind contributions, for the year ended August 31, 2021 were as follows:

	Other than U.S Government Securities		U.S Government Securities
Fund	Purchases	Sales	Purchases	Sales
Low Volatility Equity Fund	$70,522,845	$189,276,561	$—	$—
Dividend Income Fund	79,166,722	177,677,484	—	—
Large-Cap Value Fund	177,650,454	199,680,572	—	—
Large-Cap Growth Fund	245,397,679	263,687,853	—	—
Mid-Cap Value Fund	23,948,936	101,104,072	—	—
Mid-Cap Growth Fund	33,124,126	112,241,359	—	—
Small-Cap Value Fund	80,655,791	54,618,181	—	—
Small-Cap Growth Fund	68,094,457	82,787,578	—	—
Disciplined International Equity Fund	85,603,129	50,984,449	—	—
Pyrford International Stock Fund	90,231,171	108,794,602	—	—
LGM Emerging Markets Equity Fund	127,594,543	151,437,642	—	—
Ultra Short Tax-Free Fund	787,797,580	718,641,738	—	—
Short Tax-Free Fund	123,049,910	117,634,898	—	—
Short-Term Income Fund	109,463,687	63,990,173	54,067,877	49,694,180
Intermediate Tax-Free Fund	861,002,434	904,667,092	—	—
Strategic Income Fund	54,492,042	25,794,168	4,944,204	2,893,789
Corporate Income Fund	194,526,038	172,678,092	—	—
Core Plus Bond Fund	287,478,110	182,899,952	196,725,330	233,315,799

8.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statements of Assets and Liabilities based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Funds.

BMO Funds

The Funds complied with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken, or expected to be taken, in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). There are no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Fund reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the year ended August 31, 2021. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign unrealized capital gains tax, foreign currency and the discount accretion/premium amortization of debt securities.

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation for Federal Tax Purposes
Low Volatility Equity Fund	$117,459,222	$49,535,204	$(1,100,969)	$48,434,235
Dividend Income Fund	143,321,165	83,515,588	(492,972)	83,022,616
Large-Cap Value Fund	256,314,631	87,101,659	(1,451,050)	85,650,609
Large-Cap Growth Fund	313,455,066	276,940,514	(2,583,440)	274,357,074
Mid-Cap Value Fund	32,381,396	12,280,802	(343,002)	11,937,800
Mid-Cap Growth Fund	16,160,374	7,513,794	(330,910)	7,182,884
Small-Cap Value Fund	86,705,643	21,969,869	(1,611,377)	20,358,492
Small-Cap Growth Fund	87,137,404	39,670,425	(3,720,428)	35,949,997
Disciplined International Equity Fund	70,762,470	12,122,002	(871,652)	11,250,350
Pyrford International Stock Fund	632,509,647	166,982,704	(30,986,860)	135,995,844
LGM Emerging Markets Equity Fund	224,152,815	79,302,647	(11,010,100)	68,292,547
Ultra Short Tax-Free Fund	564,750,467	3,073,317	(63,347)	3,009,970
Short Tax-Free Fund	129,170,345	2,288,449	(10,439)	2,278,010
Short-Term Income Fund	277,053,090	3,687,760	(238,084)	3,449,676
Intermediate Tax-Free Fund	1,759,039,812	136,349,608	(114,233)	136,235,375
Strategic Income Fund	111,258,684	5,929,987	(1,028,156)	4,901,831
Corporate Income Fund	403,603,650	31,799,548	(1,564,706)	30,234,842
Core Plus Bond Fund	1,163,873,430	66,730,034	(4,902,567)	61,827,467
Government Money Market Fund	3,717,969,815	—	—	—
Tax-Free Money Market Fund	281,215,337	—	—	—
Prime Money Market Fund	324,934,010	1	—	1

The tax character of distributions reported on the Statements of Changes in Net Assets for the years ended August 31, 2021 and August 31, 2020, were as follows:

	2021				2020
Fund	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Return of Capital	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Return of Capital
Low Volatility Equity Fund	$3,327,418	$—	$430,470	$—	$5,195,768	$—	$3,805,164	$—
Dividend Income Fund	4,900,426	—	—	—	7,319,856	—	482,254	—
Large-Cap Value Fund	3,947,107	—	—	—	6,030,748	—	6,437	—
Large-Cap Growth Fund	7,447,043	—	28,758,441	—	4,362,889	—	18,952,138	—
Mid-Cap Value Fund	1,132,960	—	—	—	2,007,610	—	9,401	—
Mid-Cap Growth Fund	2,398,348	—	16,383,603	—	11,748,650	—	—	—
Small-Cap Value Fund	359,363	—	—	—	491,203	—	243,932	—
Small-Cap Growth Fund	—	—	3,796,064	—	—	—	1,778,074	—
Disciplined International Equity Fund	850,270	—	—	—	2,448,925	—	—	—
Pyrford International Stock Fund	15,734,450	—	—	—	17,790,453	—	—	—
LGM Emerging Markets Equity Fund	7,432,609	—	—	—	4,915,995	—	1,584,231	—
Ultra Short Tax-Free Fund	723	3,582,192	—	—	35,723	7,022,596	69,141	—
Short Tax-Free Fund	257	1,757,969	—	—	3,176	2,519,031	—	—

Notes to Financial Statements (continued)

	2021				2020
Fund	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Return of Capital	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Return of Capital
Short-Term Income Fund	$3,981,134	$—	$—	$—	$5,661,786	$—	$—	$—
Intermediate Tax-Free Fund	65,899	49,352,402	—	—	150,239	53,448,923	—	—
Strategic Income Fund	3,269,640	—	—	—	3,238,794	—	—	1,855,651
Corporate Income Fund	12,204,517	—	2,356,942	—	11,224,569	—	—	—
Core Plus Bond Fund	31,665,430	—	—	—	32,724,704	—	—	931,387
Government Money Market Fund	407,226	—	—	—	26,599,786	—	—	—
Tax-Free Money Market Fund	—	58,664	8,284	—	—	3,232,019	3,940	—
Prime Money Market Fund	74,313	—	—	—	4,641,360	—	—	—

As of August 31, 2021, the components of distributable earnings on a tax basis are as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Adjustments	Unrealized Appreciation
Low Volatility Equity Fund	$—	$—	$4,574,994	$—	$—	$48,434,235
Dividend Income Fund	599,638	—	17,481,272	—	—	83,022,616
Large-Cap Value Fund	862,492	—	32,297,002	—	—	85,650,609
Large-Cap Growth Fund	21,372,184	—	36,163,478	—	—	274,357,074
Mid-Cap Value Fund	74,092	—	—	(246,068)	—	11,937,800
Mid-Cap Growth Fund	2,600,691	—	2,601,445	—	—	7,182,884
Small-Cap Value Fund	3,751,589	—	2,367,076	—	—	20,358,492
Small-Cap Growth Fund	5,383,466	—	12,857,932	—	—	35,949,997
Disciplined International Equity Fund	1,162,470	—	—	(5,420,777)	—	11,258,911
Pyrford International Stock Fund	18,008,223	—	—	(3,359,215)	—	136,096,024
LGM Emerging Markets Equity Fund	827,034	—	—	(932,213)	—	68,267,959
Ultra Short Tax-Free Fund	—	74,726	—	(748,811)	—	3,009,970
Short Tax-Free Fund	—	79,453	—	(144,313)	—	2,278,010
Short-Term Income Fund	149,116	—	—	(1,484,032)	—	3,449,676
Intermediate Tax-Free Fund	263,029	1,152,998	—	(29,331,557)	—	136,235,375
Strategic Income Fund	21,560	—	—	(2,317,611)	—	4,901,831
Corporate Income Fund	68,846	—	6,252,360	—	—	30,234,842
Core Plus Bond Fund	2,822,467	—	241,666	—	—	61,827,467
Government Money Market Fund	26,079	—	—	—	—	—
Tax-Free Money Market Fund	—	7,237	—	—	—	—
Prime Money Market Fund	—	—	—	—	—	1

At August 31, 2021, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards are not subject to expiration and are as follows:

	Capital Loss Carryforwards
Fund	Short-Term	Long-Term	Total
Mid-Cap Value Fund	$246,068	$—	$246,068
LGM Emerging Markets Equity Fund	932,213	—	932,213
Disciplined International Equity Fund	1,921,217	3,499,560	5,420,777
Pyrford International Stock Fund	—	3,359,215	3,359,215
Short Tax-Free Fund	144,313	—	144,313
Short-Term Income Fund	695,272	788,760	1,484,032
Intermediate Tax-Free Fund	24,986,405	4,345,152	29,331,557
Strategic Income Fund	—	2,317,611	2,317,611
Ultra Short Tax-Free Fund	293,909	454,902	748,811

9.	Subsequent Event

On April 12, 2021, BMO Financial Group, which includes the Adviser, announced that it had reached a definitive agreement to sell the entities that represent BMO’s EMEA (Europe, the Middle-East, and Africa) Asset Management Business to Ameriprise Financial, Inc. (“Ameriprise”). The transaction is expected to close in the fourth quarter of 2021, subject to regulatory approval and other customary closing conditions.

In the U.S., BMO Financial Group and Ameriprise, including the Columbia Funds, have agreed to work together to facilitate the transition of investment advisory services for certain mutually agreed upon BMO Funds. The BMO Funds’ Board of Directors have approved the transaction and are recommending to shareholders of record as of August 31, 2021 of each Fund individually, other than the Money Market Funds, to vote on the merger of their Fund with a corresponding Columbia Fund at a meeting of shareholders scheduled to be held on November 8, 2021.

BMO Funds

On October 18, 2021, the BMO Funds’ Board of Directors recommended that shareholders of each Money Market Fund be asked to approve the merger of each Money Market Fund individually into a corresponding Goldman Sachs Fund. Those mergers are expected to occur in the first quarter of 2022, contingent upon the approval of the shareholders.

10.	Reference Rate Reform

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on

Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

11.	Shareholder Tax Information (unaudited)

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended August 31, 2021, the percentages that qualify for the dividend received deduction available to corporate shareholders were as follows:

Low Volatility Equity Fund	97.74%
Dividend Income Fund	96.74
Large-Cap Value Fund	96.75
Large-Cap Growth Fund	32.71
Mid-Cap Value Fund	95.53
Mid-Cap Growth Fund	13.95
Small-Cap Value Fund	74.33
LGM Emerging Markets Equity Fund	2.91

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended August 31, 2021, the percentages that are designated as qualified dividend income were as follows:

Low Volatility Equity Fund	98.15%
Dividend Income Fund	96.94
Large-Cap Value Fund	96.91
Large-Cap Growth Fund	32.69
Mid-Cap Value Fund	96.37
Mid-Cap Growth Fund	15.77
Small-Cap Value Fund	74.74
Disciplined International Equity Fund	99.45
Pyrford International Stock Fund	84.33
LGM Emerging Markets Equity Fund	72.94

For Federal tax purposes, for the year ended August 31, 2021, the following Funds designate long-term capital gains, or the amounts determined to be necessary, of:

Low Volatility Equity Fund	$430,470
Large-Cap Growth Fund	28,758,441
Mid-Cap Growth Fund	16,383,603
Small-Cap Growth Fund	3,796,064
Corporate Income Fund	2,356,942
Tax-Free Money Market Fund	8,284

For Federal tax purposes, for the year ended August 31, 2021, the following Funds designate qualified short-term capital gains, or the amounts determined to be necessary, of:

Large-Cap Growth Fund	$5,656,286
Mid-Cap Growth Fund	2,398,348

For Federal tax purposes, for the year ended August 31, 2021, the following Funds designate qualified tax-exempt dividends, or the amounts determined to be necessary, of:

Ultra Short Tax-Free Fund	$5,298,658
Short Tax-Free Fund	2,279,465
Intermediate Tax-Free Fund	56,244,063
Tax-Free Money Market Fund	547,747

Notes to Financial Statements (continued)

For the year ended August 31, 2021, Pursuant to Section 853 of the Code, the following Funds designate income derived from foreign sources and foreign taxes paid, or the amounts determined to be necessary, of:

Fund	Income Derived from Foreign Sources	Foreign Source Income Distributed per Share	Foreign Taxes Paid	Foreign Taxes Paid per share
Disciplined International Equity Fund	$1,862,208	$0.27	$121,368	$0.02
Pyrford International Stock Fund	29,381,805	0.59	1,350,026	0.03
LGM Emerging Markets Equity Fund	5,749,241	0.35	1,187,477	0.07

For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, of the ordinary income distributions made by the funds during the fiscal year ended August 31, 2021, the percentages that qualify as interest dividends were as follows:

Core Plus Bond Fund	100.00%
Strategic Income Fund	100.00
Corporate Income Fund	97.22
Short-Term Income Fund	95.44
Prime Money Market Fund	96.82
Government Money Market Fund	92.79

For the year ended August 31, 2021, Pursuant to Section 871 of the Code, the Government Money Market Fund designated interest related dividends for non-resident alien shareholders of $406,402.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors BMO Funds, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of BMO Low Volatility Equity Fund, BMO Dividend Income Fund, BMO Large-Cap Value Fund, BMO Large-Cap Growth Fund, BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Value Fund, BMO Small-Cap Growth Fund, BMO Disciplined International Equity Fund, BMO Pyrford International Stock Fund, BMO LGM Emerging Markets Equity Fund, BMO Ultra Short Tax-Free Fund, BMO Short Tax-Free Fund, BMO Short-Term Income Fund, BMO Intermediate Tax-Free Fund, BMO Strategic Income Fund, BMO Corporate Income Fund, BMO Core Plus Bond Fund, BMO Government Money Market Fund, BMO Tax-Free Money Market Fund, and BMO Prime Money Market Fund (each a series of BMO Funds, Inc., collectively referred to as the Funds), including the schedules of investments, as of August 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or period in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2021, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more BMO Funds, Inc. investment companies since 2011.

Columbus, Ohio

October 27, 2021

Directors and Officers of the Funds (Unaudited)

The following tables provide information about each Director and Officer of the Funds as of August 31, 2021. The address of each Director is c/o BMO Funds, 790 North Water Street, 11th Floor, Milwaukee, Wisconsin 53202. There are currently 26 separate portfolios or funds in the BMO Funds complex registered as BMO Funds, Inc. The Funds’ Statement of Additional Information includes additional information about the Directors and is available, without charge and upon request, by calling 1-800-236-FUND (3863).

INDEPENDENT DIRECTORS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Marie-Renée Bakker Age: 64	Independent Director	Since September 2020	Director, National Green Fund (a Dutch “green” investment fund) since 2016; previously, Senior Finance Manager at the World Bank Group (financial institution), 2005-2019.	26	None

Ridge A. Braunschweig Age: 68	Independent Director	Since October 2009	President and Chief Executive Officer, CPL Industries, Inc. (a manufacturing holding company prior to May 2009 and a family office since May 2009), since January 2012.	26	None

Teresa V. Jankovic Age: 66	Independent Director	Since September 2020	Founder and Independent Consultant, The Independent Consultant, LLC (a financial services consulting firm), since 2016; Managing Director, Bank of New York Mellon, from 2011 to 2016.	26	None

John A. Lubs Age: 73	Independent Director	Since July 2004	Retired; formerly, Vice Chairman, Mason Companies, Inc. (a footwear distributor), from 2004 to 2010 and Chief Operating Officer, from 2003 to 2010.	26	None

Vincent P. Lyles Age: 60	Independent Director	Since September 2017	Vice President of Community Relations, Advocate Aurora Health Care, since 2019; President and Chief Executive Officer, Boys & Girls Clubs of Greater Milwaukee, from 2012 to 2018.	26	None

Barbara J. Pope Age: 73	Independent Director	Since March 1999	Retired; formerly, President of Barbara J. Pope, P.C. (a financial consulting firm), 1992-2015; President of Sedgwick Street Fund LLC (a private investment partnership), 1996-2015; Tax Partner, Price Waterhouse.	26	None
* Each Director serves an indefinite term until he or she retires or otherwise resigns, is removed, dies or until his or her successor is duly elected. Retirement for a Director occurs no later than August 31 following his or her 75th birthday.

Directors and Officers of the Funds (Unaudited) (continued)

INTERESTED DIRECTORS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

John M. Blaser** Age: 64	Director, President and Secretary	Since May 1999	Managing Director of the Adviser, since June 2012.	26	None

Daniela O’Leary - Gill** Age: 56	Director	Since August 2018	Retired; formerly, Chief Operating Officer of BMO Financial Group, from 2018 to 2020; Director of the Adviser from 2018 to 2020; Head, Communications, Government & Investor Relations from 2016 to 2018; Head, AML Program Oversight from 2014 to 2016.	26	None
* Each Director serves an indefinite term until he or she retires or otherwise resigns, is removed, dies or until his or her successor is duly elected. Retirement for a Director occurs no later than August 31 following his or her 75th birthday.
** Mr. Blaser is an “interested person” of the Corporation (as defined in the 1940 Act) due to the positions that he holds with the Corporation, and the
Adviser. Ms. O’Leary - Gill is an “interested person” of the Corporation due to the positions that she held with the Adviser and BMO.

PRINCIPAL OFFICERS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brett Black Age: 49	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Elected by the Board annually; since November 2017	Vice President and Chief Compliance Officer of BMO Harris Bank, since 2017; Assistant Vice President, Deputy Chief Compliance Officer, since 2014; Senior Compliance Officer of BMO Harris Bank, since 2012.

Timothy M. Bonin Age: 48	Vice President, Chief Financial Officer and Treasurer	Elected by the Board annually; since February 2006	Vice President of the Adviser, since February 2006.

Shareholder Report Disclosure of Directors’ Approval of Continuation of Contracts (Unaudited)

Approval of Continuation of Advisory and Subadvisory Agreements

During the reporting period, the Board of Directors (the “Board”) of BMO Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” of the Corporation as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), reviewed the advisory and subadvisory agreements, as applicable, of each portfolio of the Corporation included in this shareholder report (each, a “Fund” and collectively, the “Funds”). The Board approved the continuation of the following agreements, all for an additional year ending August 31, 2022 (except as noted): (1) the investment advisory agreement (the “Advisory Agreement”) between the Corporation and BMO Asset Management Corp. (the “Adviser”) on behalf of each Fund (for an additional year ending August 26, 2022 for BMO Disciplined Equity Fund); and (2) an investment subadvisory agreement with each of the following subadvisers that are affiliates of the Adviser: (i) LGM Investments Limited (“LGM”) on behalf of BMO LGM Emerging Markets Equity Fund; and (ii) Pyrford International Ltd. (“Pyrford”) on behalf of BMO Pyrford International Stock Fund. The subadvisers listed above are referred to herein each as a “Subadviser” and collectively as the “Subadvisers.” The subadvisory agreements listed above are referred to herein each as a “Subadvisory Agreement” and collectively as the “Subadvisory Agreements.”

At Board meetings held on July 14, 2021 (“July Meeting”) and August 9, 2021 (“August Meeting”), the Board met with management of the Adviser to consider the annual approval of the continuation of the Funds’ Advisory and Subadvisory Agreements. In connection with its consideration of the Advisory and Subadvisory Agreements, the Board considered the information furnished and discussed throughout the year at regularly scheduled Board and Committee meetings, as applicable, and the information provided specifically in relation to the annual consideration of the approval of the Advisory Agreement and Subadvisory Agreements in response to requests of the Independent Directors and their independent legal counsel. Information furnished in connection with Board or Committee meetings throughout the year included, among other things, presentations given by the portfolio managers of the Funds on each Fund’s investment strategies, risks, absolute performance, and comparative performance of each Fund against its benchmark indices; reports regarding each Fund’s asset levels including sales and redemption activities; and various reports on the monitoring of the Funds’ compliance with the securities laws, regulations, policies, and procedures.

In preparation for the Board’s annual consideration of the approval of the Advisory and Subadvisory Agreements, the Board requested and received a wide variety of information and reports concerning the Adviser (and its affiliates) and the Subadvisers, including information on: (1) the nature, extent and quality of services provided to each Fund by the Adviser (and its affiliates) and the Subadvisers, as applicable; (2) the investment performance of each Fund as compared to benchmark indices and to the performance of a group of comparable funds; (3) the level of the advisory and subadvisory fees charged to each Fund as compared to: (a) other clients of the Adviser and the Subadvisers and (b) a group of comparable funds; (4) the expense ratios of each Fund as compared to a group of comparable funds, including the Adviser’s contractual agreement to subsidize expenses; (5) profitability information for the Adviser and, to the extent made available, profitability information for the Subadvisers; and (6) the Adviser’s and each Subadviser’s compliance program. The Board also considered information related to potential “fall out” or ancillary benefits enjoyed by the Adviser (and its affiliates) and each Subadviser as a result of their relationships with the Funds.

The Board also considered the fact that the Bank of Montreal, the parent company of the Adviser (together with the Adviser, “BMO”), had reached a definitive agreement with Ameriprise Financial, Inc. (“Ameriprise”) to sell the entities that represent BMO’s EMEA (Europe, the Middle East and Africa) asset management business, including LGM and Pyrford, to Ameriprise. The Board noted the Adviser’s explanation that BMO has determined to exit the mutual fund investment advisory business in the United States, including ceasing management of the Funds; and that the agreement between BMO and Ameriprise also contemplated that the Adviser would be proposing, and recommending that the Board and shareholders approve, reorganizations of the equity and fixed income Funds into corresponding mutual funds advised by Columbia Management Investment Advisers, LLC, a subsidiary of Ameriprise. The Board also noted that the Adviser was considering options for the money market Funds (such agreement and related transactions and fund reorganizations collectively, the “Transactions”).

In light of the Transactions, the Board requested and received additional information and reports concerning the Adviser (and its affiliates) and the Subadvisers, including with respect to: (1) plans and retention arrangements to retain BMO employees who service the BMO Funds (including but not limited to investment advisory and administrative/shareholder servicing personnel) until the closing of the Transactions, as well as contingency planning for such personnel; (2) BMO’s continuing commitment, financial and otherwise, to the global asset management business and the Funds until the closing of the Transactions; and (3) and other efforts by BMO and the Adviser to ensure continuity of service for the Funds until the closing of the Transactions.

In addition to evaluating, among other things, the written information provided by the Adviser, the Board also considered the answers to questions posed by the Board to representatives of the Adviser at various meetings and took into account their accumulated experience in working with the Adviser on matters related to the Funds. The Independent Directors also met separately in executive sessions with their independent legal counsel to review and consider the information provided regarding the Advisory Agreement and the Subadvisory Agreements.

Based on their review, the Independent Directors and the full Board concluded that it was in the best interests of each Fund to approve the continuation of each Advisory and Subadvisory Agreement, as applicable. Although the Advisory Agreement and the Subadvisory Agreements for all of the Funds were considered at the same Board meeting, the Board considered each Fund separately. In their deliberations, the Board did not identify any single factor or group of factors as all-important or controlling but considered all factors together. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.

BMO Funds

Nature, Extent and Quality of Services

In evaluating the nature, extent, and quality of the services provided by the Adviser and each Subadviser to the Funds, the Board reviewed information describing the financial strength, experience, resources, and key personnel of the Adviser and each Subadviser, including the personnel who provide investment management services to the Funds. With respect to the Adviser, the Board considered the administrative services that are provided to each Fund, as well as other services performed by the Adviser, including the selection and monitoring of the Subadvisers, as applicable; monitoring of the execution of portfolio transactions; monitoring adherence to the Funds’ investment restrictions; monitoring the Funds’ compliance with their compliance policies and procedures and with applicable securities laws and regulations; producing shareholder reports; providing support services for the Board and Board committees; communicating with shareholders; and overseeing the activities of other service providers. The Board also considered the Adviser’s experience in providing investment advisory services to funds and the differentiation of the advisory services provided by the management team versus the portfolio management services provided by the Subadvisers, as applicable. With respect to each Subadviser, the Board noted each Subadviser’s experience in managing the strategies of its respective Fund and each Subadviser’s compliance program as it relates to the Fund. The Board considered the other services provided by the Subadvisers under the Subadvisory Agreements, including selecting broker-dealers for execution of portfolio transactions; monitoring adherence to the Fund’s investment restrictions; and assisting with portfolio compliance with securities laws, regulations, policies, and procedures.

Based upon this review, the Board concluded that the nature, quality, and extent of the services to be provided to each Fund by the Adviser and each Subadviser, as applicable, are expected to be satisfactory.

Review of Fund Performance

The Board reviewed the investment performance of each of the Funds. While consideration was given to performance reports provided in connection with, and discussions held at, regular Board meetings throughout the year, particular attention was given to the performance reports provided specifically in connection with the July and August Meetings. In particular, the Board noted the performance of each Fund relative to its Morningstar, Inc. (“Morningstar”) peer group. The Directors also considered performance information for each Fund relative to its benchmark over various periods ended April 30, 2021 and, as applicable, its Morningstar ratings.

With respect to each Fund’s performance as compared to its Morningstar peer group (“peer group”), the Board reviewed each Fund’s performance percentile rankings over various periods, including the one-, three-, and five-year trailing periods through April 30, 2021 and through June 30, 2021, in each case as provided by the Adviser and as applicable (depending on the inception date of the Fund). The Board considered that each Fund ranked in one of the top two quartiles for performance as compared to its peer group in at least half of the periods reviewed, except for the following Funds.

With respect to the BMO Low Volatility Equity Fund, for the periods ended April 30, 2021, the Board considered that its one-, three-, and five-year performance were in the fourth quartile of its peer group. The Board observed that the Fund underperformed its benchmark for the one-, three-, and five-year periods. The Board noted that the Fund was ranked two stars by Morningstar. The Board considered the Adviser’s explanation that the Fund’s recent underperformance could be attributed, in part, to sector allocation and security selection, but that the Fund is being managed in line with its stated strategy and performed as expected during a strong rally in high beta stocks.

With respect to the BMO Large-Cap Growth Fund, for the periods ended April 30, 2021, the Board considered that its one-year performance was in the second quartile of its peer group, while its three- and five-year performance were in the third quartile. The Board observed that the Fund had outperformed its peer group median over the one- and ten-year periods but underperformed the peer group median over the three- and five-year periods. The Board also observed that the Fund underperformed its benchmark for the one-, three-, five-, and ten-year periods. The Board noted that Class Y and Class A shares of the Fund were ranked three stars by Morningstar, while Class I shares of the Fund were ranked four stars. The Board considered the Adviser’s explanation that the Fund’s performance percentile ranking for the one-year period had improved (as compared to the one-year period ended May 31, 2020). The Board also noted the Adviser’s explanation that the Fund’s longer-term underperformance could be attributed, in part, to technology company concentration within the large-capitalization universe, as well as to the Fund’s sector positioning.

With respect to the BMO Small-Cap Value Fund, for the periods ended April 30, 2021, the Board considered that its one-, three-, and five-year performance were in the third quartile of its peer group. The Board observed that the Fund underperformed its peer group median and benchmark for the one-, three-, and five-year periods. The Board noted that the Fund was ranked three stars by Morningstar. The Board considered the Adviser’s explanation that the Fund’s performance percentile ranking for the one-year period had improved (as compared to the one-year period ended May 31, 2020). The Board also noted the Adviser’s explanation that the Fund’s longer-term underperformance could be attributed, in part, to the management team’s incorporation of stock valuation factors into the investment selection process, and that valuation factors have begun to improve over more-recent periods.

With respect to the BMO Small-Cap Growth Fund, for the periods ended April 30, 2021, the Board considered that its one-year performance was in the third quartile of its peer group, while its three- and five-year performance were in the fourth quartile. The Board observed that the Fund underperformed its benchmark for the one-, three-, five-, and ten-year periods. The Board noted that the Fund was ranked two stars by Morningstar. The Board considered the Adviser’s explanation that the Fund’s performance percentile ranking for the one-year period had improved (as compared to the one-year period ended May 31, 2020). The Board also noted the Adviser’s explanation that the Fund’s longer-term underperformance could be attributed, in part, to the management team’s incorporation of stock valuation factors into the investment selection process, and that valuation factors have begun to improve over more-recent periods.

Shareholder Report Disclosure of Directors’ Approval of Continuation of Contracts (Unaudited) (continued)

With respect to the BMO Mid-Cap Value Fund, for the periods ended April 30, 2021, the Board considered that its one-year performance was in the second quartile of its peer group, its three-year performance was in the fourth quartile, and its five-year performance was in the third quartile. The Board observed that the Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three-, five-, and ten-year periods. The Board noted that Class A and Class R6 shares of the Fund were ranked two stars by Morningstar, while Class I shares of the Fund were ranked three stars. The Board considered the Adviser’s explanation that the Fund’s performance percentile ranking for the one-year period had significantly improved (as compared to the one-year period ended May 31, 2020). The Board noted the Adviser’s explanation that the Fund’s longer-term underperformance could be attributed, in part, to the management team’s incorporation of stock valuation factors into the investment selection process, and that valuation factors have begun to improve over more-recent periods. The Board also considered the Adviser’s representation that the Fund remains positioned in line with strategic mandates.

With respect to the BMO Pyrford International Stock Fund, for the periods ended April 30, 2021, the Board considered that its one- and five-year performance were in the fourth quartile of its peer group, while its three-year performance was in the third quartile. The Board observed that the Fund underperformed its benchmark for the one-, three-, and five-year periods. The Board also observed that the Fund had outperformed its peer group median over the three-year period but underperformed the peer group median over the one- and five-year periods. The Board noted that the Fund was ranked three stars by Morningstar. The Board considered the Adviser’s explanation that the Fund’s recent underperformance could be attributed, in part, to the management team’s incorporation of stock valuation and quality factors into the investment selection process, which historically has provided some downside protection while underperforming during stronger performing markets. The Board also noted the Adviser’s representation that the Fund has performed as expected given the current “risk-on” market environment and considered that Fund management is closely monitoring the Fund.

With respect to the BMO Disciplined International Equity Fund, for the periods ended April 30, 2021, the Board considered that its one-year performance was in the fourth quartile of its peer group, while its three-year performance was in the third quartile. The Board observed that the Fund underperformed its benchmark for the one- and three-year periods. The Board considered the Adviser’s explanation that the Fund’s recent underperformance, given the current market environment in international stocks, could be attributed, in part, to sector allocation and to the management team’s incorporation of fundamental factors into the investment selection process. The Board also noted that Fund management is closely monitoring the Fund.

With respect to the BMO LGM Emerging Markets Equity Fund, for the periods ended April 30, 2021, the Board considered that its one-, three-, and five-year performance were in the fourth quartile of its peer group. The Board observed that the Fund underperformed its benchmark for the one-, three-, five-, and ten-year periods. The Board noted that Class A shares of the Fund were ranked two stars by Morningstar, while Class I shares were ranked three stars. The Board considered the Adviser’s explanation that the Fund invests in stable businesses with strong cash flows and balance sheets and that the Fund’s recent underperformance could be attributed, in part, to the recent stay-at-home consumer behavior associated with the COVID-19 pandemic, as well as to country and sector allocation. The Board also noted the Adviser’s explanation that the Fund has performed as expected given the current market environment and considered that Fund management is closely monitoring the Fund.

With respect to the BMO Ultra Short Tax-Free Fund, for the periods ended April 30, 2021, the Board considered that its one- and five-year performance were in the third quartile of its peer group, while its three-year performance was in the fourth quartile. The Board noted that the Fund was ranked two stars by Morningstar. The Board considered the Adviser’s explanation that the Fund’s peer group includes municipal national short-term bond funds, and that there is no Morningstar category for ultra-short municipal funds. The Board also noted the Adviser’s explanation that the Fund’s recent and longer-term performance compared favorably with respect to ultra-short municipal fund peers.

With respect to the BMO Short-Term Income Fund, for the periods ended April 30, 2021, the Board considered that its one-, three-, and five-year performance were in the third quartile of its peer group. The Board noted that the Fund was ranked three stars by Morningstar. The Board observed that the Fund outperformed its benchmark for the one-, three-, five-, and ten-year periods. The Board considered the Adviser’s explanation that the Fund’s recent underperformance relative to its peer group could be attributed, in part, to the Fund’s term structure and yield curve positioning.

The Board determined that it was generally satisfied with each Fund’s performance and would continue to closely monitor each Fund’s performance results.

Costs of Services Provided and Profits Realized by the Adviser and Subadvisers

The Board considered the fees payable by each Fund under the Advisory Agreement and each Subadvisory Agreement. The Board first reviewed the management fees charged to comparable accounts managed by the Adviser and the Subadvisers of each Fund, if any, taking into consideration differences in style, size and services provided to such other accounts. The Board noted that, in some cases, the fees for certain accounts or average fees for certain investment strategies were lower than the fees charged to certain Funds with similar investment strategies. The Board considered the Adviser’s explanation that registered investment companies generally require additional advisory and administrative services than other clients due to the enhanced regulatory structure and legal requirements with which investment companies must comply. With respect to the Subadvisers, the Board also considered the affiliation of each Subadviser with the Adviser.

BMO Funds

The Board next reviewed information provided by the Adviser comparing each Fund’s contractual (gross) advisory fee to the median fee of its Morningstar category expense universe (“Morningstar peers”) or Strategic Insight’s Simfund peer category (“Simfund peers”). In addition, the Board reviewed information provided by the Adviser comparing each Fund’s net expense ratio to the median net expense ratio of the comparable Lipper Inc. peer group (“Lipper peers”). With respect to the Subadvisers, the Board considered the fees payable under the Subadvisory Agreements, noting that the fees would be paid by the Adviser (not the Fund). The Board also considered the division of services provided and fee split between the Adviser and each Subadviser.

The Board considered that all of the equity and fixed income Funds’ contractual advisory fees were lower than their Morningstar peers and all of the money market Funds’ contractual advisory fees were within ten basis points of their Simfund peers.

The Board considered and viewed favorably that the Adviser has agreed to contractual expense limitations for the Funds (the “Expense Limitations”), and that the net expense ratios for the Funds take into account the effect of the Expense Limitations.

The Board considered the methodology used by the Adviser and each Subadviser in determining compensation payable to its portfolio managers and the competitive environment for investment management talent. The Board also considered the financial condition of the Adviser and certain of its affiliates and each Subadviser, and particularly focused on the financial strength of the ultimate parent company of the Adviser, and the parent company’s commitment, financial and otherwise, to the global asset management business and the Funds.

The Board reviewed profitability information it received from the Adviser in connection with the services provided to each Fund and the Corporation as a whole. The materials provided in this regard showed, and the Directors acknowledged, that the Adviser experienced positive net margins with respect to certain Funds and did not experience positive net margins with respect to other Funds. The Board also reviewed the comparative profitability information provided by the Adviser from Strategic Insight regarding other public investment advisory firms. The Board also reviewed and considered profitability information it received from each Subadviser, if provided, in connection with the services provided to each Fund.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Funds grow and whether the Funds’ fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board considered each Fund’s fee structure, asset size and net expense ratio giving effect to each Fund’s Expense Limitation. The Board was satisfied with the fee structures and also considered the Adviser’s commitment to continue to evaluate advisory fee breakpoints in the future.

Other Benefits to the Adviser and Subadvisers

The Board considered benefits that accrue to the Adviser and its affiliates from their relationships with the Funds, including revenue in the form of administration fees, shareholder service fees and securities lending revenue. In addition, the Board considered information relating to any soft dollar arrangements in connection with equity security brokerage transactions for the Funds (particularly with respect to the Funds only investing in U.S. equity securities). The Board noted that, other than the services provided by the Adviser and Subadvisers pursuant to the Advisory and Subadvisory Agreements and the related fees to be paid by each Fund, the Adviser and Subadvisers may potentially benefit from their relationship with each Fund in other ways. The Board also considered that the success of any Fund could attract other business to the Adviser and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.

The Board concluded that, taking into account all of the information reviewed, each Fund’s advisory and subadvisory fee was reasonable.

Overall Conclusions

Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory and Subadvisory Agreements are fair and reasonable and that the approval of the continuation of the Advisory Agreement and each Subadvisory Agreement is in the best interests of each applicable Fund.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC periodically. The schedule of portfolio holdings for the first and third quarter of the fiscal year for each Fund (other than the money market funds) is included as an exhibit on Form N-PORT. The schedule of portfolio holdings for the money market funds is filed monthly on Form N-MFP. Each Fund’s Form N-PORT or N-MFP is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

BMO Funds U.S. Services P.O. Box 55931 Boston, MA 02205-5931

Contact us 1-800-236-FUND (3863) 414-287-8555

Learn more bmofunds.com

DISTRIBUTOR

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

INVESTMENT ADVISER

BMO Asset Management Corp.

Investment products are: NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE.

© 2021 BMO Financial Corp. (9/21)

Book 1

BMO Funds	August 31, 2021

Annual report

Conservative Allocation Fund

Moderate Allocation Fund

Balanced Allocation Fund

Growth Allocation Fund

Aggressive Allocation Fund

Not FDIC Insured	No Bank Guarantee	May Lose Value

Annual Report — Commentary	BMO Funds

Performance for the One-Year Period Ending August 31, 2021 (%)

	Retirement Class (R-6)	Bloomberg Barclays U.S. Aggregate Bond Index	S&P 500 Index	Lipper Mixed Asset
BMO Conservative Allocation	8.79	(0.08)		12.37
BMO Moderate Allocation	14.53	(0.08)		19.37
BMO Balanced Allocation	20.44		31.17	30.14
BMO Growth Allocation	26.52		31.17	23.45
BMO Aggressive Allocation	31.10		31.17	33.64

The BMO Target Risk Funds returns ranged from 8.8% for the BMO Conservative Allocation Fund to 31.1% for the Aggressive Allocation Fund. Performance versus Lipper peer group medians was negative.

The vaccine rollout prompted a reopening rebound in the economy. Unprecedented levels of federal support and a dovish Federal Reserve (the Fed) contributed to a classic reflation trade. This unprecedented action allowed markets to rebound strongly with all major equity asset classes finishing positive for the one-year period. U.S. small cap equities led the way as the Russell 2000 returned 47.1%, beating U.S. large caps at 31.2%. International markets were positive as well as international developed equities were up 26.1% and outpaced the 21.1% return of emerging market equities. In fixed income markets, inflation has picked up given the reopening of the economy as evidenced in the consumer-price index increasing more than 5% for the year. The 10-year treasury yield rose from 0.92% at the beginning of the fiscal year to 1.31% at the end, negatively impacting bond returns. The Bloomberg U.S. Aggregate Bond Index returned was slightly negative at -0.1%, while high yield and emerging market debt finished up 10.1% and 4.2%, respectively.

Fixed income managers outperformed their benchmarks on aggregate for the year. Both BMO Core Plus Bond and Metropolitan West Total Return Bond outperformed their core bond benchmark. TCW Emerging Markets Bond slightly outperformed its emerging market debt benchmark, while Federated High Yield underperformed its high yield benchmark. The alternatives allocation added value during the year as BNY Mellon Global Real Return posted double digit results.

Domestic equity strategies’ results were mixed relative to benchmarks. Small and mid-cap managers generally struggled with Goldman Sachs Small-Cap Value, BMO Small Cap Value and T. Towe Price Mid-Cap Growth falling short of their benchmarks. Some large cap managers outpaced their benchmarks, including Dodge & Cox Stock, BMO Large-Cap Value, BMO Large-Cap Growth and T. Rowe Price Growth Stock. On the negative side, BMO Low Volatility Equity and Harbor Capital Appreciation were large detractors for the period.

International equity fund performance struggled on a relative basis for the year. Dodge & Cox International and T. Rowe International Discovery added the most value. BMO Disciplined International, MFS International Value and BMO Pyrford International were the main laggards. On the emerging markets side, BMO LGM Emerging Markets Equity underperformed the benchmark.

We maintain our risk-on positioning with an overexposure to U.S. and Emerging Market equities versus bonds. We believe U.S. equities remain attractive due to supportive fiscal and monitory policies along with economic strength of the U.S. economy. Emerging Markets’ sentiment and flows have room to rebound. Our overweight to equities is offset with an underweight to core bonds, given their unattractive valuation. Within fixed income we are neutral high yield and emerging market debt as spreads have narrowed but remains supportive given the global search for yield.

Moving into fiscal 2022, the more contagious COVID-19 Delta variant is now the most prevalent in the U.S. We are monitoring its progress and assessing its impact on hospitalization and deaths. Our base case is that Delta will not materially impede the economic trajectory. We are following the Fed closely, mainly how long they maintain their dovish stance. Also, keeping an eye out for any missteps that will cause market panic. Fiscally, we think the key question to ask is not what infrastructure plan will pass but what is the collective market anticipating to be signed into law. We believe there is a risk to the downside, as the markets have been accustomed to the passing government programs that ultimately lift the economy and equity markets.

2

Annual Report	BMO Funds

BMO Conservative Allocation Fund
Average annual total returns (%)				Ticker	Cusip	Inception date	Expenses (%)*
	1-year	5-year	Since inception
							Gross	Net
Investor Class (Y)	8.35	5.29	4.32	BDVYX	09658L299	5/30/2014	1.33	0.79
Institutional Class (I)	8.71	5.59	4.60	BDVIX	09658L331	5/30/2014	1.08	0.54
Retirement Class (R-3)	8.17	5.05	4.08	BDVRX	09658L323	5/30/2014	1.58	1.04
Retirement Class (R-6)	8.79	5.74	4.75	BDVSX	09658L315	5/30/2014	0.93	0.39
Bloomberg Barclays U.S. Aggregate Bond Index	(0.08)	3.11	3.33
Lipper Mixed-Asset Target Allocation Conservative Funds Index	12.37	6.57	5.20

Growth of an assumed $10,000 investment

Portfolio sector allocation**
Sector	Fund (%)
Large-Cap Funds	12.4
Mid-Cap Funds	2.3
Small-Cap Funds	1.5
International Funds	6.4
Fixed Income Funds	68.8
Alternative Funds	7.5
Other Assets & Liabilities, Net	1.1
Total	100.0

BMO Moderate Allocation Fund
Average annual total returns (%)				Ticker	Cusip	Inception date	Expenses (%)*
	1-year	5-year	Since inception
							Gross	Net
Investor Class (Y )	14.14	7.70	5.99	BMBYX	09658L166	5/30/2014	1.14	0.78
Institutional Class (I)	14.33	7.96	6.25	BMBHX	09658L190	5/30/2014	0.89	0.53
Retirement Class (R-3)	13.75	7.43	5.72	BMBQX	09658L182	5/30/2014	1.39	1.03
Retirement Class (R-6)	14.53	8.12	6.41	BMBTX	09658L174	5/30/2014	0.74	0.38
Bloomberg Barclays U.S. Aggregate Bond Index	(0.08)	3.11	3.33
Lipper Mixed-Asset Target Allocation Moderate Funds Index	19.37	9.81	7.60

Growth of an assumed $10,000 investment

Portfolio sector allocation**
Sector	Fund (%)
Large-Cap Funds	24.6
Mid-Cap Funds	3.5
Small-Cap Funds	3.0
International Funds	11.8
Fixed Income Funds	50.8
Alternative Funds	5.4
Other Assets & Liabilities, Net	0.9
Total	100.0

The above graphs relate to the Investor Class shares of the Fund. Performance for the Institutional, Retirement R-3 and Retirement R-6 will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. These graphs illustrate the hypothetical investment of $10,000 in the Investor Class shares of the Fund from each Fund’s inception date to August 31, 2021.

3

Annual Report	BMO Funds

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

*

The above expense ratios are from the Funds’ Prospectus dated December 29, 2020, and are inclusive of Acquired Fund Fees and Expenses. See Note 5, subsection Contractual Expense Limitation, in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2022 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

**

Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets as of August 31, 2021 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-based securities.

Lipper indices measure the performance of the 30 largest mutual funds in each respective fund category.

4

Annual Report	BMO Funds

BMO Balanced Allocation Fund
Average annual total returns (%)				Ticker	Cusip	Inception date	Expenses (%)*
	1-year	5-year	Since inception
							Gross	Net
Investor Class (Y)	19.93	9.76	7.40	BGRYX	09658L216	5/30/2014	0.99	0.83
Institutional Class (I)	20.13	10.05	7.68	BGRHX	09658L240	5/30/2014	0.74	0.58
Retirement Class (R-3)	19.54	9.50	7.13	BGRRX	09658L232	5/30/2014	1.24	1.08
Retirement Class (R-6)	20.44	10.21	7.84	BGRQX	09658L224	5/30/2014	0.59	0.43
Standard & Poor’s 500 Index	31.17	18.02	14.45
Lipper Mixed-Asset Target Allocation Growth Funds Index	30.14	13.60	9.61

Growth of an assumed $10,000 investment

Portfolio sector allocation**
Sector	Fund (%)
Large-Cap Funds	37.6
Mid-Cap Funds	4.7
Small-Cap Funds	4.1
International Funds	17.1
Fixed Income Funds	31.6
Alternative Funds	4.0
Other Assets & Liabilities, Net	0.9
Total	100.0

BMO Growth Allocation Fund
Average annual total returns (%)				Ticker	Cusip	Inception date	Expenses (%)*
	1-year	5-year	Since inception
							Gross	Net
Investor Class (Y)	26.08	11.79	8.78	BABYX	09658L380	5/30/2014	1.09	0.81
Institutional Class (I )	26.29	12.08	9.04	BABHX	09658L422	5/30/2014	0.84	0.56
Retirement Class (R-3)	25.76	11.53	8.50	BABRX	09658L414	5/30/2014	1.34	1.06
Retirement Class (R-6)	26.52	12.23	9.20	BABQX	09658L398	5/30/2014	0.69	0.41
Standard & Poor’s 500 Index	31.17	18.02	14.45
Lipper Mixed-Asset Target Allocation Aggressive Funds Index	23.45	12.13	9.81

Growth of an assumed $10,000 investment

Portfolio sector allocation**
Sector	Fund (%)
Large-Cap Funds	48.9
Mid-Cap Funds	6.5
Small-Cap Funds	5.4
International Funds	22.5
Fixed Income Funds	13.0
Alternative Funds	2.5
Other Assets & Liabilities, Net	1.2
Total	100.0

The above graphs relate to the Investor Class shares of the Fund. Performance for the Institutional, Retirement R-3 and Retirement R-6 will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. These graphs illustrate the hypothetical investment of $10,000 in the Investor Class shares of the Fund from each Fund’s inception date to August 31, 2021.

5

Annual Report	BMO Funds

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

*

The above expense ratios are from the Funds’ Prospectus dated December 29, 2020, and are inclusive of Acquired Fund Fees and Expenses. See Note 5, subsection Contractual Expense Limitation, in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2022 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

**

Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets as of August 31, 2021 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

The Standard & Poor’s 500 Index is an unmanaged index of large-cap common stocks.

Lipper indices measure the performance of the 30 largest mutual funds in each respective fund category.

6

Annual Report	BMO Funds

BMO Aggressive Allocation Fund
Average annual total returns (%)				Ticker	Cusip	Inception date	Expenses (%)*
	1-year	5-year	Since inception
							Gross	Net
Investor Class (Y)	30.69	13.70	10.12	BDSYX	09658L257	5/30/2014	1.02	0.81
Institutional Class (I)	31.09	14.00	10.41	BDSHX	09658L281	5/30/2014	0.77	0.56
Retirement Class (R-3)	30.42	13.41	9.85	BDSRX	09658L273	5/30/2014	1.27	1.06
Retirement Class (R-6)	31.10	14.15	10.56	BDSQX	09658L265	5/30/2014	0.62	0.41
Standard & Poor’s 500 Index	31.17	18.02	14.45
Lipper Multi-Cap Core Funds Index	33.64	16.63	13.01

Growth of an assumed $10,000 investment

Portfolio sector allocation**
Sector	Fund (%)
Large-Cap Funds	59.1
Mid-Cap Funds	6.1
Small-Cap Funds	6.9
International Funds	27.1
Other Assets & Liabilities, Net	0.8
Total	100.0

The above graphs relate to the Investor Class shares of the Fund. Performance for the Institutional, Retirement R-3 and Retirement R-6 will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. These graphs illustrate the hypothetical investment of $10,000 in the Investor Class shares of the Fund from each Fund’s inception date to August 31, 2021.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

*

The above expense ratios are from the Funds’ Prospectus dated December 29, 2020, and are inclusive of Acquired Fund Fees and Expenses. See Note 5, subsection Contractual Expense Limitation, in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2022 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

**

Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets as of August 31, 2021 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

The Standard & Poor’s 500 Index is an unmanaged index of large-cap common stocks.

Lipper indices measure the performance of the 30 largest mutual funds in each respective fund category.

7

Expense Example (Unaudited)

For the Six Months Ended August 31, 2021

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended August 31, 2021 (3/1/21-8/31/21).

Actual Expenses

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual Expenses			Hypothetical Expenses
Fund	Beginning account value 3/1/21	Ending account value 8/31/21	Expenses paid during period 3/1/21- 8/31/21(1)	Ending account value 8/31/21	Expenses paid during period 3/1/21- 8/31/21(1)	Annualized Expense Ratio(1)
Conservative Allocation Fund
Investor	$1,000.00	$1,050.10	$1.71	$1,023.54	$1.68	0.33%
Institutional	1,000.00	1,052.60	0.41	1,024.80	0.41	0.08
Retirement class R-3	1,000.00	1,050.30	3.00	1,022.28	2.96	0.58
Retirement class R-6	1,000.00	1,053.40	0.00	1,025.21	0.00	0.00
Moderate Allocation Fund
Investor	1,000.00	1,076.00	1.57	1,023.69	1.53	0.30
Institutional	1,000.00	1,076.70	0.26	1,024.95	0.26	0.05
Retirement class R-3	1,000.00	1,073.60	2.87	1,022.43	2.80	0.55
Retirement class R-6	1,000.00	1,077.50	0.00	1,025.21	0.00	0.00
Balanced Allocation Fund
Investor	1,000.00	1,101.50	1.75	1,023.54	1.68	0.33
Institutional	1,000.00	1,102.90	0.42	1,024.80	0.41	0.08
Retirement class R-3	1,000.00	1,100.10	3.07	1,022.28	2.96	0.58
Retirement class R-6	1,000.00	1,103.60	0.00	1,025.21	0.00	0.00
Growth Allocation Fund
Investor	1,000.00	1,128.30	1.61	1,023.69	1.53	0.30
Institutional	1,000.00	1,126.30	0.27	1,024.95	0.26	0.05
Retirement class R-3	1,000.00	1,126.20	2.95	1,022.43	2.80	0.55
Retirement class R-6	1,000.00	1,128.70	0.00	1,025.21	0.00	0.00
Aggressive Allocation Fund
Investor	1,000.00	1,144.10	1.78	1,023.54	1.68	0.33
Institutional	1,000.00	1,145.30	0.43	1,024.80	0.41	0.08
Retirement class R-3	1,000.00	1,142.20	3.13	1,022.28	2.96	0.58
Retirement class R-6	1,000.00	1,145.90	0.00	1,025.21	0.00	0.00

(1)

Expenses are equal to the Funds’ annualized expense ratios for the period March 01, 2021 through August 31, 2021, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These expenses and ratios are exclusive of acquired fund fees and expenses.

8

August 31, 2021

Schedules of Investments	BMO Funds

Conservative Allocation Fund

Description	Shares	Value
Exchange Traded Funds — 6.0%

Large-Cap Funds — 4.0%
Vanguard S&P 500 ETF	4,019	$1,668,086

Fixed Income Funds — 2.0%
Vanguard Long-Term Treasury ETF	9,116	823,904

Total Exchange Traded Funds (identified cost $2,003,792)		2,491,990

Mutual Funds — 92.9%

Large-Cap Funds — 8.4%
BMO Dividend Income Fund — Institutional Class (1)	17,305	321,873
BMO Large-Cap Growth Fund — Class R6 (1)	23,333	646,082
BMO Large-Cap Value Fund — Class R6 (1)	38,341	732,689
BMO Low Volatility Equity Fund — Institutional Class (1)	31,392	553,751
Dodge & Cox Stock Fund — Retail Class	2,333	572,060
Harbor Capital Appreciation Fund — Retirement Class	2,949	358,910
T. Rowe Price Growth Stock Fund — Institutional Class	2,517	295,965

Total Large-Cap Funds		3,481,330

Mid-Cap Funds — 2.3%
John Hancock Disciplined Value Mid Cap Fund — Class R6	12,958	366,312
T. Rowe Price Mid-Cap Growth Fund — Institutional Class	2,832	367,844
Vanguard Mid-Cap Index Fund — Institutional Class	3,283	222,440

Total Mid-Cap Funds		956,596

Small-Cap Funds — 1.5%
BMO Small-Cap Growth Fund — Institutional Class (1)	10,252	252,114
BMO Small-Cap Value Fund — Class R6 (1)	17,691	290,659
Goldman Sachs Small Cap Value Fund — Institutional Class	1,500	99,857

Total Small-Cap Funds		642,630

International Funds — 6.4%
BMO Disciplined International Equity Fund — Institutional Class (1)	24,774	297,790
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	33,437	598,854
BMO Pyrford International Stock Fund — Class R6 (1)	28,198	430,305
Dodge & Cox International Stock Fund — Retail Class	6,218	303,133
MFS International Value Fund — Class R6	7,692	434,206
T. Rowe Price International Discovery Fund — Institutional Class	1,710	178,660
Vanguard Emerging Markets Stock Index Fund — Admiral Class	9,370	406,639

Total International Funds		2,649,587

Fixed Income Funds — 66.8%
BMO Core Plus Bond Fund — Institutional Class (1)	713,456	8,811,188
BMO Corporate Income Fund — Institutional Class (1)	66,317	951,649

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds (continued)
Federated Hermes Institutional High-Yield Bond Fund — Class R6	224,471	$2,253,686
Metropolitan West Total Return Bond Fund — Plan Class	823,371	8,538,357
TCW Emerging Markets Income Fund — Institutional Class	374,945	3,082,051
Vanguard Total Bond Market Index Fund — Institutional Class	371,606	4,232,590

Total Fixed Income Funds		27,869,521

Alternative Funds — 7.5%
BNY Mellon Global Real Return Fund — Institutional Class	178,670	3,141,010

Total Mutual Funds (identified cost $32,339,927)		38,740,674

Short-Term Investments — 0.9%

Mutual Funds — 0.9%
BMO Government Money Market Fund — Premier Class, 0.010% (1)	397,241	397,241

Total Short-Term Investments — 0.9% (identified cost $397,241)		397,241

Total Investments — 99.8% (identified cost $34,740,960)		41,629,905
Other Assets and Liabilities — 0.2%		72,093

Total Net Assets — 100.0%		$41,701,998

Moderate Allocation Fund

Description	Shares	Value
Exchange Traded Funds — 9.6%

Large-Cap Funds — 8.8%
Vanguard S&P 500 ETF	17,794	$7,385,400

Fixed Income Funds — 0.8%
Vanguard Long-Term Treasury ETF	7,131	644,500

Total Exchange Traded Funds (identified cost $5,829,084)		8,029,900

Mutual Funds — 89.5%

Large-Cap Funds — 15.8%
BMO Dividend Income Fund — Institutional Class (1)	66,910	1,244,534
BMO Large-Cap Growth Fund — Class R6 (1)	87,835	2,432,141
BMO Large-Cap Value Fund — Class R6 (1)	142,449	2,722,191
BMO Low Volatility Equity Fund — Institutional Class (1)	121,030	2,134,965
Dodge & Cox Stock Fund — Retail Class	8,569	2,100,840
Harbor Capital Appreciation Fund — Retirement Class	11,199	1,362,810
T. Rowe Price Growth Stock Fund — Institutional Class	9,837	1,156,853

Total Large-Cap Funds		13,154,334

Mid-Cap Funds — 3.5%
John Hancock Disciplined Value Mid Cap Fund — Class R6	35,874	1,014,156
T. Rowe Price Mid-Cap Growth Fund — Institutional Class	7,962	1,033,982

(See Notes which are an integral part of the Financial Statements)

9

August 31, 2021

Schedules of Investments

Moderate Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Mid-Cap Funds (continued)
Vanguard Mid-Cap Index Fund — Institutional Class	12,615	$854,692

Total Mid-Cap Funds		2,902,830

Small-Cap Funds — 3.0%
BMO Small-Cap Growth Fund — Institutional Class (1)	38,421	944,765
BMO Small-Cap Value Fund — Class R6 (1)	68,924	1,132,424
Goldman Sachs Small Cap Value Fund — Institutional Class	5,675	377,834

Total Small-Cap Funds		2,455,023

International Funds — 11.8%
BMO Disciplined International Equity Fund — Institutional Class (1)	99,683	1,198,196
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	109,777	1,966,100
BMO Pyrford International Stock Fund — Class R6 (1)	116,593	1,779,209
Dodge & Cox International Stock Fund — Retail Class	24,002	1,170,102
MFS International Value Fund — Class R6	31,111	1,756,191
T. Rowe Price International Discovery Fund — Institutional Class	7,328	765,809
Vanguard Emerging Markets Stock Index Fund — Admiral Class	27,471	1,192,246

Total International Funds		9,827,853

Fixed Income Funds — 50.0%
BMO Core Plus Bond Fund — Institutional Class (1)	1,205,673	14,890,062
BMO Corporate Income Fund — Institutional Class (1)	180,916	2,596,145
Federated Hermes Institutional High-Yield Bond Fund — Class R6	336,552	3,378,982
Metropolitan West Total Return Bond Fund — Plan Class	1,319,734	13,685,640
TCW Emerging Markets Income Fund — Institutional Class	551,746	4,535,357
Vanguard Total Bond Market Index Fund — Institutional Class	227,159	2,587,341

Total Fixed Income Funds		41,673,527

Alternative Funds — 5.4%
BNY Mellon Global Real Return Fund — Institutional Class	255,510	4,491,864

Total Mutual Funds (identified cost $58,183,729)		74,505,431

Description	Shares	Value
Short-Term Investments — 0.7%

Mutual Funds — 0.7%
BMO Government Money Market Fund — Premier Class, 0.010% (1)	561,011	$561,011

Total Short-Term Investments — 0.7% (identified cost $561,011)		561,011

Total Investments — 99.8% (identified cost $64,573,824)		83,096,342
Other Assets and Liabilities — 0.2%		175,242

Total Net Assets — 100.0%		$83,271,584

Balanced Allocation Fund

Description	Shares	Value
Exchange Traded Funds — 8.9%

Large-Cap Funds — 8.4%
Vanguard S&P 500 ETF	51,225	$21,260,936

Fixed Income Funds — 0.5%
Vanguard Long-Term Treasury ETF	14,166	1,280,323

Total Exchange Traded Funds (identified cost $15,911,521)		22,541,259

Mutual Funds — 90.2%

Large-Cap Funds — 29.2%
BMO Dividend Income Fund — Institutional Class (1)	315,557	5,869,364
BMO Large-Cap Growth Fund — Class R6 (1)	400,362	11,086,022
BMO Large-Cap Value Fund — Class R6 (1)	658,118	12,576,637
BMO Low Volatility Equity Fund — Institutional Class (1)	537,874	9,488,105
Dodge & Cox Stock Fund — Retail Class	39,923	9,787,509
Harbor Capital Appreciation Fund — Retirement Class	50,432	6,137,051
T. Rowe Price Growth Stock Fund — Institutional Class	44,820	5,270,808
Vanguard Institutional Index Fund — Institutional Class	34,476	13,650,724

Total Large-Cap Funds		73,866,220

Mid-Cap Funds — 4.7%
John Hancock Disciplined Value Mid Cap Fund — Class R6	136,197	3,850,298
T. Rowe Price Mid-Cap Growth Fund — Institutional Class	31,018	4,028,247
Vanguard Mid-Cap Index Fund — Institutional Class	59,934	4,060,515

Total Mid-Cap Funds		11,939,060

Small-Cap Funds — 4.1%
BMO Small-Cap Growth Fund — Institutional Class (1)	170,766	4,199,136
BMO Small-Cap Value Fund — Class R6 (1)	256,963	4,221,901
Goldman Sachs Small Cap Value Fund — Institutional Class	28,482	1,896,329

Total Small-Cap Funds		10,317,366

(See Notes which are an integral part of the Financial Statements)

10

BMO Funds

Balanced Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

International Funds — 17.1%
BMO Disciplined International Equity Fund — Institutional Class (1)	442,644	$5,320,579
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	433,704	7,767,634
BMO Pyrford International Stock Fund — Class R6 (1)	505,172	7,708,926
Dodge & Cox International Stock Fund — Retail Class	106,049	5,169,901
MFS International Value Fund — Class R6	138,015	7,790,958
T. Rowe Price International Discovery Fund — Institutional Class	30,713	3,209,494
Vanguard Developed Markets Index Fund — Admiral Class	95,640	1,611,531
Vanguard Emerging Markets Stock Index Fund — Admiral Class	111,621	4,844,359

Total International Funds		43,423,382

Fixed Income Funds — 31.1%
BMO Core Plus Bond Fund — Institutional Class (1)	1,983,121	24,491,541
BMO Corporate Income Fund — Institutional Class (1)	705,948	10,130,350
Federated Hermes Institutional High-Yield Bond Fund — Class R6	510,426	5,124,673
Metropolitan West Total Return Bond Fund — Plan Class	2,338,042	24,245,498
TCW Emerging Markets Income Fund — Institutional Class	1,207,235	9,923,475
Vanguard Total Bond Market Index Fund — Institutional Class	439,913	5,010,614

Total Fixed Income Funds		78,926,151

Alternative Funds — 4.0%
BNY Mellon Global Real Return Fund — Institutional Class	574,313	10,096,423

Total Mutual Funds (identified cost $149,068,001)		228,568,602

Short-Term Investments — 0.8%

Mutual Funds — 0.8%
BMO Government Money Market Fund — Premier Class, 0.010% (1)	2,037,843	2,037,843

Total Short-Term Investments — 0.8% (identified cost $2,037,843)		2,037,843

Total Investments — 99.9% (identified cost $167,017,365)		253,147,704
Other Assets and Liabilities — 0.1%		132,370

Total Net Assets — 100.0%		$253,280,074

Growth Allocation Fund

Description	Shares	Value
Exchange Traded Funds — 8.8%

Large-Cap Funds — 7.5%
Vanguard S&P 500 ETF	22,696	$9,419,975

Fixed Income Funds — 1.3%
Vanguard Long-Term Treasury ETF	18,100	1,635,878

Total Exchange Traded Funds (identified cost $8,548,143)		11,055,853

Mutual Funds — 90.0%

Large-Cap Funds — 41.4%
BMO Dividend Income Fund — Institutional Class (1)	203,343	3,782,171
BMO Large-Cap Growth Fund — Class R6 (1)	262,421	7,266,447
BMO Large-Cap Value Fund — Class R6 (1)	426,520	8,150,788
BMO Low Volatility Equity Fund — Institutional Class (1)	347,855	6,136,157
Dodge & Cox Stock Fund — Retail Class	25,661	6,290,958
Harbor Capital Appreciation Fund — Retirement Class	33,377	4,061,708
T. Rowe Price Growth Stock Fund — Institutional Class	29,188	3,432,552
Vanguard Institutional Index Fund — Institutional Class	32,626	12,918,234

Total Large-Cap Funds		52,039,015

Mid-Cap Funds — 6.5%
John Hancock Disciplined Value Mid Cap Fund — Class R6	94,798	2,679,949
T. Rowe Price Mid-Cap Growth Fund — Institutional Class	21,718	2,820,497
Vanguard Mid-Cap Index Fund — Institutional Class	38,456	2,605,375

Total Mid-Cap Funds		8,105,821

Small-Cap Funds — 5.4%
BMO Small-Cap Growth Fund — Institutional Class (1)	106,707	2,623,937
BMO Small-Cap Value Fund — Class R6 (1)	184,396	3,029,620
Goldman Sachs Small Cap Value Fund — Institutional Class	16,138	1,074,465

Total Small-Cap Funds		6,728,022

International Funds — 22.5%
BMO Disciplined International Equity Fund — Institutional Class (1)	286,631	3,445,299
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	285,198	5,107,898
BMO Pyrford International Stock Fund — Class R6 (1)	313,048	4,777,116
Dodge & Cox International Stock Fund — Retail Class	68,720	3,350,090
MFS International Value Fund — Class R6	91,076	5,141,264
T. Rowe Price International Discovery Fund — Institutional Class	20,029	2,093,027
Vanguard Developed Markets Index Fund — Admiral Class	60,647	1,021,906
Vanguard Emerging Markets Stock Index Fund — Admiral Class	78,550	3,409,082

Total International Funds		28,345,682

(See Notes which are an integral part of the Financial Statements)

11

August 31, 2021

Schedules of Investments

Growth Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds — 11.7%
BMO Core Plus Bond Fund — Institutional Class (1)	247,513	$3,056,786
BMO Corporate Income Fund — Institutional Class (1)	436,547	6,264,448
Federated Hermes Institutional High-Yield Bond Fund — Class R6	121,363	1,218,485
Metropolitan West Total Return Bond Fund — Plan Class	191,299	1,983,770
TCW Emerging Markets Income Fund — Institutional Class	270,786	2,225,858

Total Fixed Income Funds		14,749,347

Alternative Funds — 2.5%
BNY Mellon Global Real Return Fund — Institutional Class	181,157	3,184,740

Total Mutual Funds (identified cost $65,519,346)		113,152,627

Short-Term Investments — 1.1%

Mutual Funds — 1.1%
BMO Government Money Market Fund — Premier Class, 0.010% (1)	1,409,064	1,409,064

Total Short-Term Investments — 1.1% (identified cost $1,409,064)		1,409,064

Total Investments — 99.9% (identified cost $75,476,553)		125,617,544
Other Assets and Liabilities — 0.1%		116,886

Total Net Assets — 100.0%		$125,734,430

Aggressive Allocation Fund

Description	Shares	Value
Exchange Traded Funds — 10.3%

Large-Cap Funds — 10.3%
Vanguard S&P 500 ETF (identified cost $14,209,086)	47,026	$19,518,141

Mutual Funds — 88.9%

Large-Cap Funds — 48.8%
BMO Dividend Income Fund — Institutional Class (1)	415,335	7,725,233
BMO Large-Cap Growth Fund — Class R6 (1)	484,651	13,419,988
BMO Large-Cap Value Fund — Class R6 (1)	794,942	15,191,350
BMO Low Volatility Equity Fund — Institutional Class (1)	662,077	11,679,044
Dodge & Cox Stock Fund — Retail Class	46,392	11,373,500
Harbor Capital Appreciation Fund — Retirement Class	63,037	7,670,993
T. Rowe Price Growth Stock Fund — Institutional Class	49,885	5,866,431
Vanguard Institutional Index Fund — Institutional Class	49,535	19,613,302

Total Large-Cap Funds		92,539,841

Description	Shares	Value
Mutual Funds (continued)

Mid-Cap Funds — 6.1%
John Hancock Disciplined Value Mid Cap Fund — Class R6	130,786	$3,697,337
T. Rowe Price Mid-Cap Growth Fund — Institutional Class	29,162	3,787,230
Vanguard Mid-Cap Index Fund — Institutional Class	58,862	3,987,873

Total Mid-Cap Funds		11,472,440

Small-Cap Funds — 6.9%
BMO Small-Cap Growth Fund — Institutional Class (1)	234,398	5,763,845
BMO Small-Cap Value Fund — Class R6 (1)	330,092	5,423,407
Goldman Sachs Small Cap Value Fund — Institutional Class	29,027	1,932,629

Total Small-Cap Funds		13,119,881

International Funds — 27.1%
BMO Disciplined International Equity Fund — Institutional Class (1)	469,678	5,645,529
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	607,491	10,880,158
BMO Pyrford International Stock Fund — Class R6 (1)	595,270	9,083,827
Dodge & Cox International Stock Fund — Retail Class	112,073	5,463,576
MFS International Value Fund — Class R6	165,346	9,333,780
T. Rowe Price International Discovery Fund — Institutional Class	35,194	3,677,816
Vanguard Developed Markets Index Fund — Admiral Class	110,379	1,859,879
Vanguard Emerging Markets Stock Index Fund — Admiral Class	125,879	5,463,135

Total International Funds		51,407,700

Total Mutual Funds (identified cost $89,084,771)		168,539,862

Short-Term Investments — 0.8%

Mutual Funds — 0.8%
BMO Government Money Market Fund — Premier Class, 0.010% (1)	1,536,452	1,536,452

Total Short-Term Investments — 0.8% (identified cost $1,536,452)		1,536,452

Total Investments — 100.0% (identified cost $104,830,309)		189,594,455
Other Assets and Liabilities — (0.0)%		(65,088)

Total Net Assets — 100.0%		$189,529,367

(See Notes which are an integral part of the Financial Statements)

12

BMO Funds

Notes to Schedules of Investments

The categories of investments are shown as a percentage of total net assets for each Fund as of August 31, 2021.

(1)	Denotes an investment in an affiliated entity. Please refer to Note 5, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.
ETF	Exchange Traded Fund

(See Notes which are an integral part of the Financial Statements)

13

August 31, 2021

Statements of Assets and Liabilities	BMO Funds

	Conservative Allocation Fund	Moderate Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Assets:
Investments in unaffiliated issuers, at value	$27,345,710	$49,494,599	$148,249,666	$70,567,813	$103,245,622
Cash sweep investments in affiliated issuers, at value	397,241	561,011	2,037,843	1,409,064	1,536,452
Investments in other affiliated issuers, at value	13,886,954	33,040,732	102,860,195	53,640,667	84,812,381
Dividends and interest receivable	57,159	88,343	169,928	36,394	14
Receivable for capital stock sold	5,877	94,721	86,000	73,872	79,729
Receivable from affiliates, net (Note 5)	31,374	31,908	28,396	39,082	29,730
Prepaid expenses and other receivables	26,091	26,378	27,824	26,954	27,380

Total assets	41,750,406	83,337,692	253,459,852	125,793,846	189,731,308

Liabilities:
Payable for capital stock redeemed	17,137	32,086	132,649	24,228	160,080
Other liabilities	31,271	34,022	47,129	35,188	41,861

Total liabilities	48,408	66,108	179,778	59,416	201,941

Total net assets	$41,701,998	$83,271,584	$253,280,074	$125,734,430	$189,529,367

Net assets consist of:
Paid-in capital	$33,629,040	$62,237,775	$154,036,509	$71,284,726	$95,270,326
Distributable earnings	8,072,958	21,033,809	99,243,565	54,449,704	94,259,041

Total net assets	$41,701,998	$83,271,584	$253,280,074	$125,734,430	$189,529,367

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value):
Investor class of shares	$7.97	$9.77	$8.90	$10.97	$10.16
Institutional class of shares	8.41	9.83	8.90	10.99	10.17
Retirement class R-3 of shares	8.15	9.77	8.90	10.98	10.12
Retirement class R-6 of shares	8.09	9.87	8.95	11.05	10.21

Net assets:
Investor class of shares	$9,124,244	$2,282,983	$45,815,601	$2,413,085	$17,572,801
Institutional class of shares	2,006,328	6,631,376	41,894,673	5,474,782	8,931,888
Retirement class R-3 of shares	556,197	9,300,430	17,562,492	12,006,689	24,814,501
Retirement class R-6 of shares	30,015,229	65,056,795	148,007,308	105,839,874	138,210,177

Total net assets	$41,701,998	$83,271,584	$253,280,074	$125,734,430	$189,529,367

Shares outstanding:
Investor class of shares	1,144,151	233,753	5,145,796	219,976	1,729,922
Institutional class of shares	238,569	674,372	4,705,383	498,197	878,535
Retirement class R-3 of shares	68,273	951,801	1,972,501	1,093,944	2,452,543
Retirement class R-6 of shares	3,710,149	6,588,543	16,533,781	9,574,576	13,532,807

Total shares outstanding	5,161,142	8,448,469	28,357,461	11,386,693	18,593,807

Investments, at cost:
Investments in unaffiliated issuers	$23,562,840	$38,842,138	$94,804,085	$37,764,499	$49,239,171
Cash sweep investments in affiliated issuers	397,241	561,011	2,037,843	1,409,064	1,536,452
Investments in other affiliated issuers	10,780,879	25,170,675	70,175,437	36,302,990	54,054,686

Total investments, at cost	$34,740,960	$64,573,824	$167,017,365	$75,476,553	$104,830,309

(See Notes which are an integral part of the Financial Statements)

14

August 31, 2021

Statements of Operations	BMO Funds

	Conservative Allocation Fund	Moderate Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$585,471	$815,225	$2,096,672	$785,146	$892,255
Affiliated issuers	338,232	665,375	1,885,583	826,859	1,017,459
Excess expense reimbursement from investment adviser (Note 5)	22,427	62,476	102,308	96,985	86,168

Total income	946,130	1,543,076	4,084,563	1,708,990	1,995,882

Expenses:
Shareholder servicing fees (Note 5)	25,639	7,571	114,192	6,116	44,883
Administration fees (Note 5)	17,092	27,607	151,977	27,653	72,641
Portfolio accounting fees	33,479	35,754	52,581	38,440	44,049
Recordkeeping fees	39,920	39,090	40,576	40,226	42,056
Custodian fees	62	45	243	300	171
Registration fees	72,313	72,881	73,681	72,973	73,002
Professional fees	22,355	22,355	22,355	22,356	22,355
Printing and postage	9,577	6,881	8,926	6,984	8,392
Directors’ fees	38,077	38,077	38,077	38,078	38,077
Distribution services fees (Note 5)	3,236	43,704	79,719	52,179	106,621
Miscellaneous	4,483	5,146	9,873	6,103	7,153

Total expenses	266,233	299,111	592,200	311,408	459,400

Deduct:
Expense waivers (Note 5)	(227,999)	(238,563)	(317,048)	(243,784)	(269,155)

Net expenses	38,234	60,548	275,152	67,624	190,245

Net investment income (loss)	907,896	1,482,528	3,809,411	1,641,366	1,805,637

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	740,791	2,970,376	13,717,513	4,782,325	10,659,101
Investments in affiliated issuers	470,917	913,855	5,219,600	1,683,846	2,298,456
Net realized gain (loss) on capital gains distributions from:
Investments in unaffiliated issuers	626,594	1,146,523	3,613,496	1,610,946	2,605,908
Investments in affiliated issuers	66,751	212,377	979,333	584,637	967,177

Total net realized gain	1,905,053	5,243,131	23,529,942	8,661,754	16,530,642
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	296,930	1,684,855	7,565,668	8,778,722	12,783,630
Investments in affiliated issuers	438,349	2,469,773	10,059,085	7,872,776	14,925,585

Total net change in unrealized appreciation/depreciation	735,279	4,154,628	17,624,753	16,651,498	27,709,215

Net realized and unrealized gain (loss)	2,640,332	9,397,759	41,154,695	25,313,252	44,239,857

Change in net assets resulting from operations	$3,548,228	$10,880,287	$44,964,106	$26,954,618	$46,045,494

(See Notes which are an integral part of the Financial Statements)

15

Statements of Changes in Net Assets	BMO Funds

	Conservative Allocation Fund		Moderate Allocation Fund
	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020
Change in net assets resulting from:

Operations:
Net investment income (loss)	$907,896	$954,474	$1,482,528	$1,694,768
Net realized gain (loss) on investments	1,905,053	738,181	5,243,131	2,995,415
Net change in unrealized appreciation/depreciation on investments	735,279	1,032,058	4,154,628	1,645,358

Change in net assets resulting from operations	3,548,228	2,724,713	10,880,287	6,335,541

Distributions to shareholders:
Investor class of shares	(558,242)	(588,913)	(318,978)	(210,809)
Institutional class of shares	(20,408)	(29,294)	(591,496)	(370,646)
Retirement class R-3 of shares	(28,795)	(34,543)	(709,195)	(410,410)
Retirement class R-6 of shares	(1,741,236)	(1,456,744)	(5,221,393)	(3,427,730)

Change in net assets resulting from distributions to shareholders	(2,348,681)	(2,109,494)	(6,841,062)	(4,419,595)

Capital stock transactions:
Proceeds from sale of shares	9,616,268	18,667,073	14,939,402	20,165,300
Net asset value of shares issued to shareholders in payment of distributions declared	2,348,681	2,109,494	6,799,354	4,393,582
Cost of shares redeemed	(17,515,813)	(13,129,292)	(20,575,880)	(20,226,156)

Change in net assets resulting from capital stock transactions	(5,550,864)	7,647,275	1,162,876	4,332,726

Change in net assets	(4,351,317)	8,262,494	5,202,101	6,248,672

Net assets:
Beginning of period	46,053,315	37,790,821	78,069,483	71,820,811

End of period	$41,701,998	$46,053,315	$83,271,584	$78,069,483

(See Notes which are an integral part of the Financial Statements)

16

Statements of Changes in Net Assets	BMO Funds

	Balanced Allocation Fund		Growth Allocation Fund		Aggressive Allocation Fund
	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020
Change in net assets resulting from:

Operations:
Net investment income (loss)	$3,809,411	$5,357,525	$1,641,366	$2,284,381	$1,805,637	$2,909,174
Net realized gain (loss) on investments	23,529,942	19,605,350	8,661,754	5,903,007	16,530,642	12,289,664
Net change in unrealized appreciation / depreciation on investments	17,624,753	(937,619)	16,651,498	2,658,580	27,709,215	3,569,206

Change in net assets resulting from operations	44,964,106	24,025,256	26,954,618	10,845,968	46,045,494	18,768,044

Distributions to shareholders:
Investor class of shares	(5,441,034)	(6,302,490)	(236,570)	(472,835)	(1,999,998)	(2,248,354)
Institutional class of shares	(4,831,236)	(3,952,087)	(518,466)	(1,063,122)	(1,152,100)	(1,042,965)
Retirement class R-3 of shares	(1,867,821)	(1,386,719)	(898,815)	(642,787)	(2,249,619)	(1,537,576)
Retirement class R-6 of shares	(17,821,274)	(15,963,209)	(8,947,660)	(7,071,756)	(13,336,355)	(10,584,450)

Change in net assets resulting from distributions to shareholders	(29,961,365)	(27,604,505)	(10,601,511)	(9,250,500)	(18,738,072)	(15,413,345)

Capital stock transactions:
Proceeds from sale of shares	26,041,532	37,752,942	14,680,506	23,414,834	25,469,024	26,172,980
Net asset value of shares issued to shareholders in payment of distributions declared	29,891,365	27,551,532	10,601,511	9,250,500	18,736,583	15,406,632
Cost of shares redeemed	(64,961,790)	(88,109,720)	(22,063,022)	(41,982,333)	(35,772,344)	(53,420,625)

Change in net assets resulting from capital stock transactions	(9,028,893)	(22,805,246)	3,218,995	(9,316,999)	8,433,263	(11,841,013)

Change in net assets	5,973,848	(26,384,495)	19,572,102	(7,721,531)	35,740,685	(8,486,314)

Net assets:
Beginning of period	247,306,226	273,690,721	106,162,328	113,883,859	153,788,682	162,274,996

End of period	$253,280,074	$247,306,226	$125,734,430	$106,162,328	$189,529,367	$153,788,682

(See Notes which are an integral part of the Financial Statements)

17

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss) (1)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)	Ratios to Average Net Assets			Net assets, end of period (000 omitted)	Portfolio turnover rate
											Gross Expenses	Net Expenses (3)	Net investment income (loss) (3)
Conservative Allocation Fund
2021	$7.76	$0.14		$0.49	$0.63	$(0.27)	$(0.15)	$(0.42)	$7.97	8.35%	0.91%	0.33%	1.82%	$9,124	26%
2020	7.72	0.16	(4)	0.32	0.48	(0.22)	(0.22)	(0.44)	7.76	6.49	0.87	0.33	2.08	10,750	77
2019	8.67	0.18	(4)	0.14	0.32	(0.22)	(1.05)	(1.27)	7.72	5.13	0.85	0.33	2.36	10,526	50
2018	10.02	0.21		(0.03)	0.18	(0.40)	(1.13)	(1.53)	8.67	1.79	0.79	0.33	1.99	13,395	29
2017	9.80	0.18		0.28	0.46	(0.24)	(0.00)	(0.24)	10.02	4.83	0.58	0.33	1.55	15,531	40
Moderate Allocation Fund
2021	9.37	0.15		1.10	1.25	(0.29)	(0.56)	(0.85)	9.77	14.14	0.67	0.30	1.60	2,283	27
2020	9.13	0.19		0.60	0.79	(0.23)	(0.32)	(0.55)	9.37	9.03	0.66	0.30	2.00	3,486	82
2019	9.92	0.19	(4)	0.02	0.21	(0.26)	(0.74)	(1.00)	9.13	3.15	0.64	0.30	2.05	3,486	57
2018	10.08	0.18		0.31	0.49	(0.19)	(0.46)	(0.65)	9.92	4.94	0.60	0.30	1.69	7,126	31
2017	9.72	0.17		0.55	0.72	(0.22)	(0.14)	(0.36)	10.08	7.59	0.58	0.30	1.43	7,777	39
Balanced Allocation Fund
2021	8.46	0.12		1.43	1.55	(0.21)	(0.90)	(1.11)	8.90	19.93	0.50	0.33	1.36	45,816	20
2020	8.49	0.16		0.68	0.84	(0.19)	(0.68)	(0.87)	8.46	10.40	0.49	0.33	1.91	47,469	60
2019	9.41	0.23		(0.25)	(0.02)	(0.21)	(0.69)	(0.90)	8.49	0.94	0.47	0.33	1.87	62,662	52
2018	9.65	0.15		0.60	0.75	(0.18)	(0.81)	(0.99)	9.41	8.06	0.48	0.33	1.39	98,453	29
2017	9.42	0.13		0.79	0.92	(0.18)	(0.51)	(0.69)	9.65	10.33	0.48	0.33	1.19	101,517	35
Growth Allocation Fund
2021	9.60	0.11		2.23	2.34	(0.20)	(0.77)	(0.97)	10.97	26.08	0.59	0.30	1.13	2,413	24
2020	9.33	0.20	(4)	0.81	1.01	(0.19)	(0.55)	(0.74)	9.60	11.13	0.58	0.30	2.13	2,316	58
2019	10.58	0.15	(4)	(0.39)	(0.24)	(0.22)	(0.79)	(1.01)	9.33	(1.00)	0.56	0.30	1.63	5,883	44
2018	10.23	0.13		0.98	1.11	(0.18)	(0.58)	(0.76)	10.58	11.15	0.56	0.30	1.18	13,887	32
2017	9.57	0.10		1.11	1.21	(0.12)	(0.43)	(0.55)	10.23	13.27	0.57	0.30	1.10	16,758	42
Aggressive Allocation Fund
2021	8.77	0.08		2.40	2.48	(0.15)	(0.94)	(1.09)	10.16	30.69	0.54	0.33	0.86	17,573	25
2020	8.53	0.15	(4)	0.91	1.06	(0.16)	(0.66)	(0.82)	8.77	12.79	0.54	0.33	1.77	18,159	37
2019	10.01	0.24		(0.61)	(0.37)	(0.21)	(0.90)	(1.11)	8.53	(2.10)	0.52	0.33	1.59	23,715	47
2018	10.01	0.12		1.20	1.32	(0.19)	(1.13)	(1.32)	10.01	13.90	0.53	0.33	1.06	34,898	27
2017	9.56	0.11		1.27	1.38	(0.10)	(0.83)	(0.93)	10.01	15.60	0.53	0.33	1.03	37,632	33

(1)	Beginning the year ended August 31, 2021, calculated using the average shares method for all Funds.
(2)	Based on net asset value as of end of period date.
(3)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(4)	Calculated using the average shares method.

(See Notes which are an integral part of the Financial Statements)

18

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss) (1)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)	Ratios to Average Net Assets			Net assets, end of period (000 omitted)	Portfolio turnover rate
											Gross Expenses	Net Expenses (3)	Net investment income (loss) (3)
Conservative Allocation Fund
2021	$8.14	$0.17		$0.52	$0.69	$(0.27)	$(0.15)	$(0.42)	$8.41	8.71%	0.66%	0.08%	2.15%	$2,006	26%
2020	8.05	0.18	(4)	0.35	0.53	(0.22)	(0.22)	(0.44)	8.14	6.86	0.62	0.08	2.29	415	77
2019	8.97	0.21	(4)	0.14	0.35	(0.22)	(1.05)	(1.27)	8.05	5.32	0.60	0.08	2.57	564	50
2018	10.02	3.41		(3.20)	0.21	(0.13)	(1.13)	(1.26)	8.97	2.11	0.52	0.08	1.10	1,416	29
2017	9.81	0.18		0.30	0.48	(0.27)	(0.00)	(0.27)	10.02	5.07	0.33	0.08	1.78	26,464	40
Moderate Allocation Fund
2021	9.41	0.18		1.10	1.28	(0.30)	(0.56)	(0.86)	9.83	14.33	0.42	0.05	1.86	6,631	27
2020	9.16	0.24		0.57	0.81	(0.24)	(0.32)	(0.56)	9.41	9.20	0.41	0.05	2.33	6,378	82
2019	9.94	0.21	(4)	0.02	0.23	(0.27)	(0.74)	(1.01)	9.16	3.42	0.39	0.05	2.27	6,997	57
2018	10.08	0.28		0.25	0.53	(0.21)	(0.46)	(0.67)	9.94	5.33	0.36	0.05	1.68	5,888	31
2017	9.73	0.17		0.57	0.74	(0.25)	(0.14)	(0.39)	10.08	7.82	0.33	0.05	1.66	9,375	39
Balanced Allocation Fund
2021	8.47	0.13		1.43	1.56	(0.23)	(0.90)	(1.13)	8.90	20.13	0.25	0.08	1.50	41,895	20
2020	8.50	0.18		0.69	0.87	(0.22)	(0.68)	(0.90)	8.47	10.75	0.24	0.08	2.11	37,233	60
2019	9.42	0.26		(0.26)	—	(0.23)	(0.69)	(0.92)	8.50	1.23	0.22	0.08	1.99	37,232	52
2018	9.66	0.19		0.58	0.77	(0.20)	(0.81)	(1.01)	9.42	8.27	0.23	0.08	1.61	47,597	29
2017	9.43	0.13		0.81	0.94	(0.20)	(0.51)	(0.71)	9.66	10.67	0.23	0.08	1.42	52,821	35
Growth Allocation Fund
2021	9.61	0.14		2.22	2.36	(0.21)	(0.77)	(0.98)	10.99	26.29	0.34	0.05	1.37	5,475	24
2020	9.32	0.22	(4)	0.82	1.04	(0.20)	(0.55)	(0.75)	9.61	11.55	0.33	0.05	2.37	5,172	58
2019	10.59	0.18	(4)	(0.42)	(0.24)	(0.24)	(0.79)	(1.03)	9.32	(0.88)	0.31	0.05	1.96	13,390	44
2018	10.23	0.15		1.00	1.15	(0.21)	(0.58)	(0.79)	10.59	11.59	0.31	0.05	1.42	11,441	32
2017	9.58	0.09		1.14	1.23	(0.15)	(0.43)	(0.58)	10.23	13.51	0.32	0.05	1.15	8,969	42
Aggressive Allocation Fund
2021	8.77	0.10		2.40	2.50	(0.16)	(0.94)	(1.10)	10.17	31.09	0.29	0.08	1.09	8,932	25
2020	8.53	0.16	(4)	0.92	1.08	(0.18)	(0.66)	(0.84)	8.77	13.06	0.29	0.08	1.99	9,549	37
2019	10.01	0.26		(0.61)	(0.35)	(0.23)	(0.90)	(1.13)	8.53	(1.79)	0.27	0.08	1.79	12,095	47
2018	10.00	0.15		1.20	1.35	(0.21)	(1.13)	(1.34)	10.01	14.26	0.28	0.08	1.23	15,878	27
2017	9.57	0.14		1.25	1.39	(0.13)	(0.83)	(0.96)	10.00	15.79	0.28	0.08	1.29	14,685	33

(1)	Beginning the year ended August 31, 2021, calculated using the average shares method for all Funds.
(2)	Based on net asset value as of end of period date.
(3)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(4)	Calculated using the average shares method.

(See Notes which are an integral part of the Financial Statements)

19

Financial Highlights—Retirement Class R-3 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss) (1)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)	Ratios to Average Net Assets			Net assets, end of period (000 omitted)	Portfolio turnover rate
											Gross Expenses	Net Expenses (3)	Net Investment income (loss) (3)
Conservative Allocation Fund
2021	$7.93	$0.11		$0.52	$0.63	$(0.26)	$(0.15)	$(0.41)	$8.15	8.17%	1.16%	0.58%	1.35%	$556	26%
2020	7.88	0.14	(4)	0.34	0.48	(0.21)	(0.22)	(0.43)	7.93	6.29	1.12	0.58	1.86	549	77
2019	8.84	0.17	(4)	0.13	0.30	(0.21)	(1.05)	(1.26)	7.88	4.78	1.10	0.58	2.14	633	50
2018	10.01	0.52		(0.36)	0.16	(0.20)	(1.13)	(1.33)	8.84	1.58	1.04	0.58	1.41	956	29
2017	9.80	0.13		0.30	0.43	(0.22)	(0.00)	(0.22)	10.01	4.52	0.83	0.58	1.34	3,012	40
Moderate Allocation Fund
2021	9.38	0.12		1.10	1.22	(0.27)	(0.56)	(0.83)	9.77	13.75	0.92	0.55	1.28	9,300	27
2020	9.14	0.15		0.62	0.77	(0.21)	(0.32)	(0.53)	9.38	8.76	0.91	0.55	1.73	7,705	82
2019	9.91	0.17	(4)	0.02	0.19	(0.22)	(0.74)	(0.96)	9.14	2.94	0.89	0.55	1.89	6,975	57
2018	10.08	0.20		0.26	0.46	(0.17)	(0.46)	(0.63)	9.91	4.65	0.85	0.55	1.43	8,095	31
2017	9.72	0.11		0.58	0.69	(0.19)	(0.14)	(0.33)	10.08	7.37	0.83	0.55	1.10	13,725	39
Balanced Allocation Fund
2021	8.47	0.08		1.44	1.52	(0.19)	(0.90)	(1.09)	8.90	19.54	0.75	0.58	1.00	17,562	20
2020	8.50	0.13		0.69	0.82	(0.17)	(0.68)	(0.85)	8.47	10.14	0.74	0.58	1.57	14,550	60
2019	9.41	0.21		(0.24)	(0.03)	(0.19)	(0.69)	(0.88)	8.50	0.75	0.72	0.58	1.73	13,632	52
2018	9.64	0.13		0.59	0.72	(0.14)	(0.81)	(0.95)	9.41	7.77	0.73	0.58	1.16	19,213	29
2017	9.40	0.09		0.80	0.89	(0.14)	(0.51)	(0.65)	9.64	10.11	0.73	0.58	0.92	23,649	35
Growth Allocation Fund
2021	9.61	0.08		2.24	2.32	(0.18)	(0.77)	(0.95)	10.98	25.76	0.85	0.55	0.84	12,007	24
2020	9.34	0.13	(4)	0.86	0.99	(0.17)	(0.55)	(0.72)	9.61	10.86	0.83	0.55	1.46	9,437	58
2019	10.58	0.15	(4)	(0.42)	(0.27)	(0.18)	(0.79)	(0.97)	9.34	(1.29)	0.81	0.55	1.59	8,220	44
2018	10.22	0.10		0.99	1.09	(0.15)	(0.58)	(0.73)	10.58	11.00	0.81	0.55	0.91	15,107	32
2017	9.55	0.10		1.08	1.18	(0.08)	(0.43)	(0.51)	10.22	12.96	0.82	0.55	0.85	18,846	42
Aggressive Allocation Fund
2021	8.74	0.05		2.40	2.45	(0.13)	(0.94)	(1.07)	10.12	30.42	0.79	0.58	0.52	24,815	25
2020	8.50	0.11	(4)	0.93	1.04	(0.14)	(0.66)	(0.80)	8.74	12.59	0.79	0.58	1.33	18,171	37
2019	9.99	0.20		(0.60)	(0.40)	(0.19)	(0.90)	(1.09)	8.50	(2.47)	0.77	0.58	1.29	16,079	47
2018	9.98	0.10		1.20	1.30	(0.16)	(1.13)	(1.29)	9.99	13.70	0.78	0.58	0.79	16,950	27
2017	9.55	0.06		1.29	1.35	(0.09)	(0.83)	(0.92)	9.98	15.24	0.78	0.58	0.63	17,152	33

(1)	Beginning the year ended August 31, 2021, calculated using the average shares method for all Funds.
(2)	Based on net asset value as of end of period date.
(3)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(4)	Calculated using the average shares method.

(See Notes which are an integral part of the Financial Statements)

20

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss) (1)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)	Ratios to Average Net Assets			Net assets, end of period (000 omitted)	Portfolio turnover rate
											Gross Expenses	Net Expenses (3)(4)	Net investment income (loss) (3)
Conservative Allocation Fund
2021	$7.84	$0.17		$0.50	$0.67	$(0.27)	$(0.15)	$(0.42)	$8.09	8.79%	0.51%	0.00%	2.19%	$30,015	26%
2020	7.76	0.19	(5)	0.33	0.52	(0.22)	(0.22)	(0.44)	7.84	6.99	0.47	0.00	2.46	34,340	77
2019	8.68	0.21	(5)	0.14	0.35	(0.22)	(1.05)	(1.27)	7.76	5.51	0.45	0.00	2.72	26,067	50
2018	10.03	0.21		0.01	0.22	(0.44)	(1.13)	(1.57)	8.68	2.28	0.39	0.00	2.42	21,748	29
2017	9.82	0.27		0.23	0.50	(0.29)	(0.00)	(0.29)	10.03	5.22	0.18	0.00	1.96	28,927	40
Moderate Allocation Fund
2021	9.43	0.18		1.12	1.30	(0.30)	(0.56)	(0.86)	9.87	14.53	0.27	0.00	1.92	65,057	27
2020	9.16	0.22		0.61	0.83	(0.24)	(0.32)	(0.56)	9.43	9.42	0.26	0.00	2.37	60,501	82
2019	9.92	0.23	(5)	0.02	0.25	(0.27)	(0.74)	(1.01)	9.16	3.63	0.24	0.00	2.58	54,363	57
2018	10.09	0.22		0.31	0.53	(0.24)	(0.46)	(0.70)	9.92	5.33	0.20	0.00	2.12	60,855	31
2017	9.74	0.21		0.54	0.75	(0.26)	(0.14)	(0.40)	10.09	8.02	0.18	0.00	1.83	80,283	39
Balanced Allocation Fund
2021	8.49	0.14		1.45	1.59	(0.23)	(0.90)	(1.13)	8.95	20.44	0.10	0.00	1.67	148,007	20
2020	8.52	0.19		0.68	0.87	(0.22)	(0.68)	(0.90)	8.49	10.73	0.09	0.00	2.23	148,054	60
2019	9.42	0.25		(0.23)	0.02	(0.23)	(0.69)	(0.92)	8.52	1.48	0.07	0.00	2.23	160,166	52
2018	9.66	0.18		0.61	0.79	(0.22)	(0.81)	(1.03)	9.42	8.51	0.08	0.00	1.82	180,451	29
2017	9.44	0.19		0.76	0.95	(0.22)	(0.51)	(0.73)	9.66	10.73	0.08	0.00	1.67	193,690	35
Growth Allocation Fund
2021	9.64	0.15		2.24	2.39	(0.21)	(0.77)	(0.98)	11.05	26.52	0.20	0.00	1.50	105,840	24
2020	9.34	0.19	(5)	0.86	1.05	(0.20)	(0.55)	(0.75)	9.64	11.63	0.18	0.00	2.12	89,237	58
2019	10.59	0.18	(5)	(0.40)	(0.22)	(0.24)	(0.79)	(1.03)	9.34	(0.68)	0.16	0.00	1.94	86,392	44
2018	10.24	0.17		0.99	1.16	(0.23)	(0.58)	(0.81)	10.59	11.66	0.17	0.00	1.59	82,185	32
2017	9.59	0.16		1.09	1.25	(0.17)	(0.43)	(0.60)	10.24	13.69	0.17	0.00	1.49	84,417	42
Aggressive Allocation Fund
2021	8.80	0.11		2.40	2.51	(0.16)	(0.94)	(1.10)	10.21	31.10	0.14	0.00	1.17	138,210	25
2020	8.54	0.17	(5)	0.93	1.10	(0.18)	(0.66)	(0.84)	8.80	13.29	0.14	0.00	2.03	107,910	37
2019	10.02	0.25		(0.60)	(0.35)	(0.23)	(0.90)	(1.13)	8.54	(1.77)	0.12	0.00	1.94	110,386	47
2018	10.01	0.16		1.21	1.37	(0.23)	(1.13)	(1.36)	10.02	14.51	0.13	0.00	1.47	112,003	27
2017	9.58	0.15		1.26	1.41	(0.15)	(0.83)	(0.98)	10.01	16.00	0.13	0.00	1.43	105,925	33

(1)	Beginning the year ended August 31, 2021, calculated using the average shares method for all Funds.
(2)	Based on net asset value as of end of period date.
(3)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(4)	Please refer to Note 5, subsection Investment Adviser Fee and Other Transactions with Affiliates, in the Notes to Financial Statements.
(5)	Calculated using the average shares method.

(See Notes which are an integral part of the Financial Statements)

21

August 31, 2021

Notes to Financial Statements

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “Act”), as amended as an open-end management investment company. As of August 31, 2021, the Corporation consisted of 26 portfolios, including 5 target risk diversified portfolios within this annual report (individually referred to as the “Fund,” or collectively as the “Funds”), each with differing share class offerings as well as 21 other portfolios whose annual report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

Fund	Inception Date	Investment Objective
Conservative Allocation Fund	May 30, 2014	To provide total return primarily from income, secondarily from appreciation.
Moderate Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Balanced Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Growth Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Aggressive Allocation Fund	May 30, 2014	To provide total investment return primarily from appreciation, secondarily from income.

The target investment allocation for each of the Funds, based on each Fund’s total assets, is set forth below.

Fund	Equity	Fixed Income	Alternatives	Money Market Funds
Conservative Allocation Fund	10%–30%	60%–80%	0%–15%	0%–10%
Moderate Allocation Fund	30%–50%	40%–60%	0%–15%	0%–10%
Balanced Allocation Fund	50%–70%	25%–45%	0%–15%	0%–10%
Growth Allocation Fund	70%–90%	5%–25%	0%–15%	0%–10%
Aggressive Allocation Fund	90%–100%	0%	0%–10%	0%–10%

Each Fund seeks to achieve its investment objectives by investing in a mix (without limitation) of BMO Funds and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Each Fund is considered a “fund of funds” because it invests in other mutual funds. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

2.	Significant Accounting Policies

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments; it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Investment Income, Expenses, and Distributions—Investment income and expenses are accrued daily. The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Dividend income, realized gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date except in the case of certain foreign securities, for which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Non-cash dividends included in dividend income, if any, are recorded at fair value. Paid-in-kind interest included in interest income, if any, is accrued daily.

The Funds offer multiple classes of shares which differ in their respective distribution, administration, and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class

22

BMO Funds

of shares based on the value of total shares outstanding of each class without distinction between share classes. Expenses attributable to a particular class of shares, such as shareholder servicing fees, are allocated directly to that class.

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and distribution to shareholders each year of substantially all of their income. Accordingly, no provision for federal tax are necessary. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Securities of Other Investment Companies & Underlying Fund Investment Risk—The Funds invest in the securities of other investment companies, including exchange-traded funds, within the limits prescribed by the 1940 Act and the rules promulgated thereunder. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. The Funds also may invest in investment companies that are not organized under the laws of the United States. The Funds’ risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurement

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when a significant decrease occurs in the trade volume and/or frequency for an asset, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

For the period ended August 31, 2021, the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. It is the Funds’ policy to recognize transfers between category levels at the end of the period. For the period ended August 31, 2021, there were no transfers in and out of Level 1, Level 2 , and Level 3. The Funds did not hold any Level 2 or Level 3 securities as of August 31, 2021.

23

Notes to Financial Statements (continued)

The following is a summary of the inputs used, as of August 31, 2021, in valuing the Funds’ assets:

	Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,491,990	$—	$—	$2,491,990
Mutual Funds	38,740,674	—	—	38,740,674
Short-Term Investments	397,241	—	—	397,241

Total	$41,629,905	$—	$—	$41,629,905

	Moderate Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,029,900	$—	$—	$8,029,900
Mutual Funds	74,505,431	—	—	74,505,431
Short-Term Investments	561,011	—	—	561,011

Total	$83,096,342	$—	$—	$83,096,342

	Balanced Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$22,541,259	$—	$—	$22,541,259
Mutual Funds	228,568,602	—	—	228,568,602
Short-Term Investments	2,037,843	—	—	2,037,843

Total	$253,147,704	$—	$—	$253,147,704

	Growth Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$11,055,853	$—	$—	$11,055,853
Mutual Funds	113,152,627	—	—	113,152,627
Short-Term Investments	1,409,064	—	—	1,409,064

Total	$125,617,544	$—	$—	$125,617,544

	Aggressive Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$19,518,141	$—	$—	$19,518,141
Mutual Funds	168,539,862	—	—	168,539,862
Short-Term Investments	1,536,452	—	—	1,536,452

Total	$189,594,455	$—	$—	$189,594,455

4.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	Conservative Allocation Fund		Moderate Allocation Fund
	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$575,330	$3,691,990	$215,334	$500,150
Institutional class of shares	1,865,027	187,230	1,040,659	4,065,438
Retirement class R-3 of shares	136,116	35,092	1,837,940	1,524,501
Retirement class R-6 of shares	7,039,795	14,752,761	11,845,469	14,075,211

Net proceeds from sale of shares	9,616,268	18,667,073	14,939,402	20,165,300
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	558,242	588,913	318,978	210,809
Institutional class of shares	20,408	29,294	549,788	344,633
Retirement class R-3 of shares	28,795	34,543	709,195	410,410
Retirement class R-6 of shares	1,741,236	1,456,744	5,221,393	3,427,730

Net proceeds from shares issued:	2,348,681	2,109,494	6,799,354	4,393,582
Cost of shares redeemed:
Investor class of shares	(3,013,911)	(3,925,708)	(1,832,436)	(797,952)
Institutional class of shares	(325,264)	(370,331)	(1,653,989)	(5,029,742)
Retirement class R-3 of shares	(178,318)	(154,787)	(1,366,717)	(1,414,577)
Retirement class R-6 of shares	(13,998,320)	(8,678,466)	(15,722,738)	(12,983,885)

Net cost of shares redeemed	(17,515,813)	(13,129,292)	(20,575,880)	(20,226,156)

Net change resulting from fund share transactions in dollars	$(5,550,864)	$7,647,275	$1,162,876	$4,332,726

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	74,484	494,712	22,852	55,712
Institutional class of shares	224,168	24,097	111,140	448,767
Retirement class R-3 of shares	17,410	4,565	196,721	170,674
Retirement class R-6 of shares	896,408	1,976,871	1,259,702	1,569,198

Net sale of shares	1,212,470	2,500,245	1,590,415	2,244,351
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	73,453	79,475	35,521	23,687
Institutional class of shares	2,551	3,780	60,885	38,636
Retirement class R-3 of shares	3,701	4,557	78,799	46,010
Retirement class R-6 of shares	226,429	195,274	576,949	383,844

Net shares issued	306,134	283,086	752,154	492,177
Shares redeemed:
Investor class of shares	(388,307)	(553,198)	(196,652)	(89,073)
Institutional class of shares	(39,093)	(46,996)	(175,337)	(573,983)
Retirement class R-3 of shares	(22,030)	(20,273)	(145,296)	(158,332)
Retirement class R-6 of shares	(1,792,939)	(1,151,052)	(1,661,968)	(1,473,977)

Net shares redeemed	(2,242,369)	(1,771,519)	(2,179,253)	(2,295,365)

Net change resulting from fund share transactions in shares	(723,765)	1,011,812	163,316	441,163

24

BMO Funds

	Balanced Allocation Fund		Growth Allocation Fund		Aggressive Allocation Fund
	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$2,913,112	$2,681,563	$315,734	$587,449	$913,258	$1,171,984
Institutional class of shares	6,246,563	4,954,522	558,972	608,146	409,105	1,530,717
Retirement class R-3 of shares	1,488,636	958,720	1,182,931	1,104,359	3,170,935	2,223,695
Retirement class R-6 of shares	15,393,221	29,158,137	12,622,869	21,114,880	20,975,726	21,246,584

Net proceeds from sale of shares	26,041,532	37,752,942	14,680,506	23,414,834	25,469,024	26,172,980
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	5,441,034	6,302,490	236,570	472,835	1,999,998	2,241,641
Institutional class of shares	4,761,236	3,899,114	518,466	1,063,122	1,150,611	1,042,965
Retirement class R-3 of shares	1,867,821	1,386,719	898,815	642,787	2,249,619	1,537,576
Retirement class R-6 of shares	17,821,274	15,963,209	8,947,660	7,071,756	13,336,355	10,584,450

Net proceeds from shares issued:	29,891,365	27,551,532	10,601,511	9,250,500	18,736,583	15,406,632
Cost of shares redeemed:
Investor class of shares	(12,964,267)	(23,266,254)	(796,262)	(4,646,220)	(6,305,648)	(9,445,777)
Institutional class of shares	(8,766,153)	(8,696,477)	(1,563,166)	(9,321,898)	(3,525,889)	(5,357,121)
Retirement class R-3 of shares	(1,320,521)	(1,378,077)	(969,246)	(800,060)	(2,124,368)	(2,199,831)
Retirement class R-6 of shares	(41,910,849)	(54,768,912)	(18,734,348)	(27,214,155)	(23,816,439)	(36,417,896)

Net cost of shares redeemed	(64,961,790)	(88,109,720)	(22,063,022)	(41,982,333)	(35,772,344)	(53,420,625)

Net change resulting from fund share transactions in dollars	$(9,028,893)	$(22,805,246)	$3,218,995	$(9,316,999)	$8,433,263	$(11,841,013)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	347,836	334,855	31,702	63,136	97,874	151,410
Institutional class of shares	746,724	619,828	56,932	69,008	44,125	194,372
Retirement class R-3 of shares	174,984	117,220	117,195	122,202	342,855	270,061
Retirement class R-6 of shares	1,825,490	3,578,601	1,239,525	2,308,626	2,266,119	2,551,538

Net sale of shares	3,095,034	4,650,504	1,445,354	2,562,972	2,750,973	3,167,381
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	688,738	780,011	25,167	50,952	235,571	264,033
Institutional class of shares	604,218	483,162	55,156	114,808	135,685	123,137
Retirement class R-3 of shares	236,134	171,199	95,416	69,117	265,599	181,532
Retirement class R-6 of shares	2,250,161	1,973,203	946,842	761,222	1,567,139	1,246,696

Net shares issued	3,779,251	3,407,575	1,122,581	996,099	2,203,994	1,815,398
Shares redeemed:
Investor class of shares	(1,499,945)	(2,882,169)	(78,060)	(503,576)	(674,003)	(1,126,053)
Institutional class of shares	(1,043,770)	(1,083,302)	(152,243)	(1,081,783)	(389,793)	(647,510)
Retirement class R-3 of shares	(157,176)	(173,567)	(100,501)	(89,998)	(234,288)	(263,860)
Retirement class R-6 of shares	(4,973,123)	(6,926,412)	(1,864,527)	(3,064,220)	(2,568,696)	(4,462,259)

Net shares redeemed	(7,674,014)	(11,065,450)	(2,195,331)	(4,739,577)	(3,866,780)	(6,499,682)

Net change resulting from fund share transactions in shares	(799,729)	(3,007,371)	372,604	(1,180,506)	1,088,187	(1,516,903)

25

Notes to Financial Statements (continued)

5.	Investment Adviser Fee and Other Transactions with Affiliates

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors/Trustees of one or more portfolios within the Fund complex, which are affiliates of the Corporation. None of the Fund Officers receive any compensation from the funds. Certain Officers and Directors are also employees of the Adviser.

Investment Advisory Fees—The Adviser does not receive an investment advisory fee for the services it performs for the Funds. However, the Adviser is entitled to receive an investment advisory fee from each of the BMO Funds that serve as underlying funds.

Contractual Expense Limitation—The Adviser has contractually agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the levels set out in the table below through December 31, 2022. This agreement may not be terminated prior to December 31, 2022 without the consent of the Funds’ Board of Directors, unless terminated due to the termination of the investment advisory agreement. Additionally, the agreement does not provide for recoupment by the Adviser of waived fees or reimbursed expenses.

	Annualized Contractual Expense Limitation Exclusive of Acquired Fund Fees and Expenses
Fund	Investor Class	Institutional Class	Retirement Class R-3	Retirement Class R-6(1)
Conservative Allocation Fund	0.33%	0.08%	0.58%	(0.07)%
Moderate Allocation Fund	0.30	0.05	0.55	(0.10)
Balanced Allocation Fund	0.33	0.08	0.58	(0.07)
Growth Allocation Fund	0.30	0.05	0.55	(0.10)
Aggressive Allocation Fund	0.33	0.08	0.58	(0.07)

(1)

As a result of reimbursing expenses including acquired fund expenses, the Adviser reimbursed amounts in excess of the respective share classes operating expenses. The aggregate excess reimbursement is accounted for as “Excess expense reimbursement from investment adviser” included in investment income on the Statements of Operations.

Shareholder Servicing Fees—Under the terms of a Shareholder Services Agreement with the Adviser, each Fund pays the Adviser at the annual rate of 0.25% of average daily net assets of the Fund’s Investor Class shares for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts.

Distribution Services Fees—The Funds are subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Retirement Class R-3 shares. The Plan provides that the Fund may incur distribution expenses of 0.50% of the average daily net assets of the Fund’s Retirement Class R-3 shares.

Administration Fees—Each Fund pays the Adviser at the annual rate of 0.15% of average daily net assets per class (except the Retirement class R-6, which does not pay an Administration Fee).

For the period ended August 31, 2021, the Funds were charged the following Administration Fees per class:

Fund	Investor Class	Institutional Class	Retirement Class R-3	Total
Conservative Allocation Fund	$15,383	$738	$971	$17,092
Moderate Allocation Fund	4,542	9,954	13,111	27,607
Balanced Allocation Fund	68,515	59,546	23,916	151,977
Growth Allocation Fund	3,669	8,330	15,654	27,653
Aggressive Allocation Fund	26,930	13,724	31,987	72,641

26

BMO Funds

Investments in Affiliated Issuers—An affiliated issuer is an entity in which a Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Funds at year-end are noted in the Funds’ Schedules of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at year-end. The table below reflects transactions during the period with entities that are affiliates as of August 31, 2021 and may include acquisitions of new investments, prior period holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of year-end. Please refer to the Schedules of Investments for which class each Fund’s underlying affiliated issuer represents.

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Conservative Allocation Fund
Large-Cap Funds — 5.4%
BMO Low Volatility Equity Fund	$584,953	$72,850	$191,025	$74,610	$12,363	$553,751	$9,535	$317
BMO Dividend Income Fund	364,683	13,487	163,227	70,856	36,074	321,873	6,496	—
BMO Large-Cap Value Fund	755,456	71,546	364,294	135,233	134,748	732,689	10,569	—
BMO Large-Cap Growth Fund	669,309	126,703	285,324	45,256	90,138	646,082	3,242	51,850

						2,254,395

Mid-Cap Funds — 0.0%
BMO Mid-Cap Growth Fund	169,508	—	158,145	(67,202)	55,839	—	—	—
BMO Mid-Cap Value Fund	173,902	—	167,732	(35,734)	29,564	—	—	—

						—
Small-Cap Funds — 1.3%
BMO Small-Cap Growth Fund	259,516	23,550	122,487	55,736	35,799	252,114	—	9,331
BMO Small-Cap Value Fund	150,134	194,882	148,116	79,041	14,718	290,659	981	—

						542,773
International Funds — 3.2%
BMO LGM Emerging Markets Equity Fund	288,334	391,534	155,562	62,886	11,662	598,854	14,411	—
BMO Pyrford International Stock Fund	499,482	42,802	174,114	34,802	27,333	430,305	11,258	—
BMO Disciplined International Equity Fund	326,832	53,063	143,974	52,159	9,710	297,790	5,812	—

						1,326,949
Fixed Income Funds — 23.4%
BMO Core Plus Bond Fund	9,937,362	2,358,360	3,426,049	(75,139)	16,654	8,811,188	249,533	—
BMO Corporate Income Fund	906,301	236,388	193,250	5,778	(3,568)	951,649	26,224	5,253

						9,762,837
Short-Term Investments — 1.0%
Cash Sweep Investments in BMO Institutional Prime Money Market Fund — Premier Class, 0.190%	440,749	4,942,750	5,383,449	67	(117)	—	158	—
Cash Sweep Investments in BMO Government Money Market Fund — Premier Class, 0.010%	—	10,518,818	10,121,577	—	—	397,241	13	—

						397,241

	$15,526,521	$19,046,733	$21,198,325	$438,349	$470,917	$14,284,195	$338,232	$66,751

27

Notes to Financial Statements (continued)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Moderate Allocation Fund
Large-Cap Funds — 10.2%
BMO Low Volatility Equity Fund	$1,919,171	$194,952	$309,696	$319,241	$11,297	$2,134,965	$33,737	$1,033
BMO Dividend Income Fund	1,207,479	81,727	436,242	303,939	87,631	1,244,534	23,899	—
BMO Large-Cap Value Fund	2,554,673	139,421	908,342	747,097	189,342	2,722,191	37,836	—
BMO Large-Cap Growth Fund	2,250,479	322,985	652,380	342,323	168,734	2,432,141	10,348	165,517

						8,533,831
Mid-Cap Funds — 0.0%
BMO Mid-Cap Growth Fund	566,517	—	528,538	(243,186)	205,207	—	—	—
BMO Mid-Cap Value Fund	573,766	—	553,410	(109,620)	89,264	—	—	—

						—
Small-Cap Funds — 2.5%
BMO Small-Cap Growth Fund	850,254	33,418	239,253	218,744	81,602	944,765	—	32,037
BMO Small-Cap Value Fund	484,218	660,615	343,861	299,810	31,642	1,132,424	2,989	—

						2,077,189
International Funds — 5.9%
BMO LGM Emerging Markets Equity Fund	931,054	987,346	166,464	201,034	13,130	1,966,100	39,435	—
BMO Pyrford International Stock Fund	1,662,113	58,714	178,946	212,777	24,551	1,779,209	38,553	—
BMO Disciplined International Equity Fund	1,093,389	92,441	234,802	229,474	17,694	1,198,196	24,167	—

						4,943,505
Fixed Income Funds — 21.0%
BMO Core Plus Bond Fund	13,931,592	4,886,063	3,871,624	(50,549)	(5,420)	14,890,062	389,137	—
BMO Corporate Income Fund	1,509,716	1,134,192	45,844	(1,435)	(484)	2,596,145	64,940	13,790

						17,486,207
Short-Term Investments — 0.7%
Cash Sweep Investments in BMO Institutional Prime Money Market Premier Class, 0.190%	647,639	6,066,073	6,713,501	124	(335)	—	300	—
Cash Sweep Investments in BMO Government Money Market Fund — Premier Class, 0.010%	—	14,625,531	14,064,520	—	—	561,011	34	—

						561,011

Totals	$30,182,060	$29,283,478	$29,247,423	$2,469,773	$913,855	$33,601,743	$665,375	$212,377

28

BMO Funds

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Balanced Allocation Fund
Large-Cap Funds — 15.4%
BMO Low Volatility Equity Fund	$9,123,354	$447,450	$1,570,130	$1,164,593	$322,838	$9,488,105	$155,417	$4,845
BMO Dividend Income Fund	5,652,090	109,358	1,645,788	1,226,268	527,436	5,869,364	109,358	—
BMO Large-Cap Value Fund	11,871,940	174,880	3,684,063	3,114,282	1,099,598	12,576,637	174,879	—
BMO Large-Cap Growth Fund	10,784,362	825,838	2,789,568	1,398,711	866,679	11,086,022	48,592	777,246

						39,020,128
Mid-Cap Funds — 0.0%
BMO Mid-Cap Growth Fund	2,686,603	—	2,506,496	(1,163,542)	983,435	—	—	—
BMO Mid-Cap Value Fund	2,668,873	—	2,574,190	(544,896)	450,213	—	—	—

						—
Small-Cap Funds — 3.3%
BMO Small-Cap Growth Fund	4,105,674	142,134	1,405,349	705,070	651,607	4,199,136	—	142,135
BMO Small-Cap Value Fund	2,321,025	1,986,353	1,448,498	1,248,346	114,675	4,221,901	14,478	—

						8,421,037
International Funds — 8.2%
BMO LGM Emerging Markets Equity Fund	4,340,167	3,213,869	794,629	990,841	17,386	7,767,634	165,999	—
BMO Pyrford International Stock Fund	7,112,972	808,819	1,263,388	945,364	105,159	7,708,926	168,409	—
BMO Disciplined International Equity Fund	5,078,247	766,318	1,598,980	1,004,765	70,229	5,320,579	107,637	—

						20,797,139
Fixed Income Funds — 13.7%
BMO Core Plus Bond Fund	23,010,598	9,234,922	7,669,518	(92,789)	8,328	24,491,541	659,916	—
BMO Corporate Income Fund	9,638,140	1,571,192	1,143,651	61,870	2,799	10,130,350	279,868	55,107

						34,621,891
Short-Term Investments — 0.8%
Cash Sweep Investments in BMO Institutional Prime Money Fund — Premier Class, 0.190%	1,505,852	14,834,610	16,339,882	202	(782)	—	910	—
Cash Sweep Investments in BMO Government Money Market Fund — Premier Class, 0.010%	—	31,133,662	29,095,819	—	—	2,037,843	120	—

						2,037,843

Totals	$99,899,897	$65,249,405	$75,529,949	$10,059,085	$5,219,600	$104,898,038	$1,885,583	$979,333

29

Notes to Financial Statements (continued)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Growth Allocation Fund
Large-Cap Funds — 20.2%
BMO Low Volatility Equity Fund	$5,118,665	$791,617	$705,768	$870,751	$60,892	$6,136,157	$93,736	$2,902
BMO Dividend Income Fund	3,186,724	66,641	550,958	932,337	147,427	3,782,171	66,641	—
BMO Large-Cap Value Fund	6,705,232	498,350	1,645,104	2,348,140	244,170	8,150,788	105,727	—
BMO Large-Cap Growth Fund	6,188,434	763,924	1,108,155	1,221,285	200,959	7,266,447	29,140	466,102

						25,335,563
Mid-Cap Funds — 0.0%
BMO Mid-Cap Growth Fund	1,557,505	—	1,453,091	(641,893)	537,479	—	—	—
BMO Mid-Cap Value Fund	1,477,367	—	1,424,955	(239,460)	187,048	—	—	—

						—
Small-Cap Funds — 4.5%
BMO Small-Cap Growth Fund	2,298,638	85,585	608,940	648,624	200,030	2,623,937	—	85,584
BMO Small-Cap Value Fund	1,350,588	1,555,302	749,157	831,513	41,374	3,029,620	8,903	—

						5,653,557
International Funds — 10.6%
BMO LGM Emerging Markets Equity Fund	2,467,115	3,111,372	1,093,357	597,616	25,152	5,107,898	103,970	—
BMO Pyrford International Stock Fund	3,997,413	593,233	449,522	615,022	20,970	4,777,116	103,483	—
BMO Disciplined International Equity Fund	2,793,202	295,179	318,522	661,852	13,588	3,445,299	64,771	—

						13,330,313
Fixed Income Funds — 7.4%
BMO Core Plus Bond Fund	2,841,180	2,605,014	2,382,907	(12,318)	5,817	3,056,786	88,013	—
BMO Corporate Income Fund	4,959,139	1,502,507	235,628	39,156	(726)	6,264,448	162,006	30,049

						9,321,234
Short-Term Investments — 1.1%
Cash Sweep Investments in BMO Institutional Prime Money Market Fund — Premier Class, 0.190%	755,185	8,444,917	9,199,919	151	(334)	—	417	—
Cash Sweep Investments in BMO Government Money Market Fund — Premier Class, 0.010%	—	14,788,409	13,379,345	—	—	1,409,064	52	—

						1,409,064

Totals	$45,696,387	$35,102,050	$35,305,328	$7,872,776	$1,683,846	$55,049,731	$826,859	$584,637

30

BMO Funds

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Aggressive Allocation Fund
Large-Cap Funds — 25.3%
BMO Low Volatility Equity Fund	$8,190,658	$1,944,552	$136,339	$1,681,506	$(1,333)	$11,679,044	$165,284	$5,019
BMO Dividend Income Fund	5,446,972	972,860	747,412	1,955,231	97,582	7,725,233	125,302	—
BMO Large-Cap Value Fund	11,435,298	1,000,282	1,973,621	4,424,411	304,980	15,191,350	189,095	—
BMO Large-Cap Growth Fund	10,538,209	3,185,823	2,958,172	2,362,336	291,792	13,419,988	50,367	805,633

						48,015,615
Mid-Cap Funds — 0.0%
BMO Mid-Cap Growth Fund	2,760,667	—	2,575,595	(1,174,162)	989,090	—	—	—
BMO Mid-Cap Value Fund	2,630,193	—	2,536,882	(393,009)	299,698	—	—	—

						—
Small-Cap Funds — 5.9%
BMO Small-Cap Growth Fund	4,024,606	1,434,316	1,219,766	1,278,781	245,908	5,763,845	—	156,525
BMO Small-Cap Value Fund	2,280,714	2,562,437	927,157	1,478,269	29,144	5,423,407	15,359	—

						11,187,252
International Funds — 13.5%
BMO LGM Emerging Markets Equity Fund	4,461,904	7,665,096	2,348,045	1,068,878	32,325	10,880,158	175,015	—
BMO Pyrford International Stock Fund	6,569,863	1,397,045	23,692	1,139,783	828	9,083,827	180,762	—
BMO Disciplined International Equity Fund	5,036,930	1,310,947	1,814,603	1,103,647	8,608	5,645,529	115,640	—

						25,609,514
Short-Term Investments — 0.8%
Cash Sweep Investments in BMO Institutional Prime Money Market Premier Class, 0.190%	1,048,046	14,611,591	15,659,385	(86)	(166)	—	541	—
Cash Sweep Investments in BMO Government Money Market Fund — Premier Class, 0.010%	—	18,435,728	16,899,276	—	—	1,536,452	94	—

						1,536,452

Totals	$64,424,060	$54,520,677	$49,819,945	$14,925,585	$2,298,456	$86,348,833	$1,017,459	$967,177

Interfund Borrowing and Lending—The Funds participate in an interfund lending program. This program allows the Funds to borrow cash from any of the BMO Money Market Funds for temporary purposes. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of the BMO Money Market Funds and (ii) more favorable to the borrowing Fund than the lowest interest rate at which bank short-term loans would be available to the Funds. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations. The Directors are responsible for the oversight of the interfund lending program.

Funds utilizing the interfund lending program, borrowing from the BMO Government Money Market Fund during the year ended August 31, 2021, were as follows:

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
Conservative Allocation Fund	$33,955	0.708%
Moderate Allocation Fund	9,622	0.730
Balanced Allocation Fund	24,985	0.730
Growth Allocation Fund	15,002	0.735

6.	Line of Credit

The Corporation, on behalf of the respective Funds, participates in a $25 million unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings currently are charged interest at a rate that is the higher of the Federal Funds Rate or Overnight Bank Funding Rate plus 1.25%. A commitment fee of 0.20% per annum is charged on the daily unused portion with no administrative fee. No borrowings were outstanding under the LOC during the year ended August 31, 2021.

31

Notes to Financial Statements (continued)

7.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations, and in-kind contributions, for the year ended August 31, 2021 were as follows:

	Other than U.S Government Securities		U.S Government Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation Fund	$11,320,093	$17,416,764	$—	$—
Moderate Allocation Fund	21,359,568	23,479,319	—	—
Balanced Allocation Fund	49,233,388	79,220,372	—	—
Growth Allocation Fund	26,829,539	30,658,042	—	—
Aggressive Allocation Fund	42,333,782	47,560,954	—	—

8.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statements of Assets and Liabilities based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Funds.

The Funds complied with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken, or expected to be taken, in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). The Funds has no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Fund reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the period ended August 31, 2021. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation for Federal Tax Purposes
Conservative Allocation Fund	$35,043,291	$6,641,264	$(54,650)	$6,586,614
Moderate Allocation Fund	65,401,136	17,737,739	(42,533)	17,695,206
Balanced Allocation Fund	168,990,513	84,157,191	—	84,157,191
Growth Allocation Fund	76,456,840	49,160,704	—	49,160,704
Aggressive Allocation Fund	105,981,949	83,612,506	—	83,612,506

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

32

BMO Funds

The tax character of distributions reported on the Statements of Changes in Net Assets for the years ended August 31, 2021 and August 31, 2020, were as follows:

	2021		2020
Fund	Ordinary Income(1)	Long-Term Capital Gains	Ordinary Income(1)	Long-Term Capital Gains
Conservative Allocation Fund	$1,642,710	$705,971	$1,163,821	$945,673
Moderate Allocation Fund	2,698,309	4,142,753	1,916,162	2,503,433
Balanced Allocation Fund	7,105,662	22,855,703	7,623,682	19,980,823
Growth Allocation Fund	2,238,509	8,363,002	2,699,575	6,550,925
Aggressive Allocation Fund	2,671,553	16,066,519	3,521,173	11,892,172

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income.

As of August 31, 2021, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Adjustments	Unrealized Appreciation
Conservative Allocation Fund	$602,829	$—	$883,515	$—	$—	$6,586,614
Moderate Allocation Fund	1,005,920	—	2,332,683	—	—	17,695,206
Balanced Allocation Fund	2,200,136	—	12,886,238	—	—	84,157,191
Growth Allocation Fund	230,367	—	5,058,633	—	—	49,160,704
Aggressive Allocation Fund	644,525	—	10,002,010	—	—	83,612,506

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year.

9.	Subsequent Event

On April 12, 2021, BMO Financial Group, which includes the Adviser, announced that it had reached a definitive agreement to sell the entities that represent BMO’s EMEA (Europe, the Middle-East, and Africa) Asset Management Business to Ameriprise Financial, Inc. (“Ameriprise”). The transaction is expected to close in the fourth quarter of 2021, subject to regulatory approval and other customary closing conditions.

In the U.S., BMO Financial Group and Ameriprise, including the Columbia Funds, have agreed to work together to facilitate the transition of investment advisory services for certain mutually agreed upon BMO Funds. The BMO Funds’ Board of Directors have approved the transaction and are recommending to shareholders of record as of August 31, 2021 of each Fund individually, other than the Money Market Funds, to vote on the merger of their Fund with a corresponding Columbia Fund at a meeting of shareholders scheduled to be held on November 8, 2021.

On October 18, 2021, the BMO Funds’ Board of Directors recommended that shareholders of each Money Market Fund be asked to approve the merger of each Money Market Fund individually into a corresponding Goldman Sachs Fund. Those mergers are expected to occur in the first quarter of 2022, contingent upon the approval of the shareholders.

10.	Shareholder Tax Information (unaudited)

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended August 31, 2021, the percentages that qualify for the dividend received deduction available to corporate shareholders were as follows:

Conservative Allocation Fund	4.99%
Moderate Allocation Fund	9.65
Balanced Allocation Fund	18.43
Growth Allocation Fund	40.66
Aggressive Allocation Fund	45.26

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended August 31, 2021, the percentages that are designated as qualified dividend income were as follows:

Conservative Allocation Fund	10.00%
Moderate Allocation Fund	18.63
Balanced Allocation Fund	32.42
Growth Allocation Fund	67.56
Aggressive Allocation Fund	77.31

For Federal tax purposes, for the year ended August 31, 2021, the following Funds designate long-term capital gains, or the amounts determined to be necessary, of:

Conservative Allocation Fund	$705,971
Moderate Allocation Fund	4,142,753
Balanced Allocation Fund	22,855,703
Growth Allocation Fund	8,363,002
Aggressive Allocation Fund	16,066,519

33

Notes to Financial Statements (continued)

For Federal tax purposes, for the year ended August 31, 2021, the following Funds designate qualified short-term capital gains, or the amounts determined to be necessary, of:

Conservative Allocation Fund	$145,810
Moderate Allocation Fund	338,053
Balanced Allocation Fund	1,119,016

For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, of the ordinary income distributions made by the funds during the fiscal year ended August 31, 2021, the percentages that qualify as interest dividends were as follows:

Conservative Allocation Fund	17.38%
Moderate Allocation Fund	17.12
Balanced Allocation Fund	13.54
Growth Allocation Fund	11.98

34

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors

BMO Funds, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of BMO Conservative Allocation Fund, BMO Moderate Allocation Fund, BMO Balanced Allocation Fund, BMO Growth Allocation Fund, and BMO Aggressive Allocation Fund (each a series of BMO Funds, Inc., collectively referred to as the Funds), including the schedules of investments, as of August 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2021, by correspondence with custodians and transfer agents or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more BMO Funds, Inc. investment companies since 2011.

Columbus, Ohio

October 27, 2021

35

Directors and Officers of the Funds (Unaudited)

The following tables provide information about each Director and Officer of the Funds as of August 31, 2021. The address of each Director is c/o BMO Funds, 790 North Water Street, 11th Floor, Milwaukee, Wisconsin 53202. There are currently 26 separate portfolios or funds in the BMO Funds complex, registered as BMO Funds, Inc. The Funds’ Statement of Additional Information includes additional information about the Directors and is available, without charge and upon request, by calling 1-800-236-FUND (3863).

INDEPENDENT DIRECTORS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Marie-Renée Bakker Age: 64	Independent Director	Since September 2020	Director, National Green Fund (a Dutch “green” investment fund) since 2016; previously, Senior Finance Manager at the World Bank Group (financial institution), 2005–2019.	26	None

Ridge A. Braunschweig Age: 68	Independent Director	Since October 2009	President and Chief Executive Officer, CPL Industries, Inc. (a manufacturing holding company prior to May 2009 and a family office since May 2009), since January 2012.	26	None

Teresa V. Jankovic Age: 66	Independent Director	Since September 2020	Founder and Independent Consultant, The Independent Consultant, LLC (a financial services consulting firm), since 2016; Managing Director, Bank of New York Mellon, from 2011 to 2016.	26	None

John A. Lubs Age: 73	Independent Director	Since July 2004	Retired; formerly, Vice Chairman, Mason Companies, Inc. (a footwear distributor), from 2004 to 2010 and Chief Operating Officer, from 2003 to 2010.	26	None

Vincent P. Lyles Age: 60	Independent Director	Since September 2017	Vice President of Community Relations, Advocate Aurora Health Care, since 2019; President and Chief Executive Officer, Boys & Girls Clubs of Greater Milwaukee, from 2012 to 2018.	26	None

Barbara J. Pope Age: 73	Independent Director	Since March 1999	Retired; formerly, President of Barbara J. Pope, P.C. (a financial consulting firm), 1992-2015; President of Sedgwick Street Fund LLC (a private investment partnership), 1996-2015; Tax Partner, Price Waterhouse.	26	None

* Each Director serves an indefinite term until he or she retires or otherwise resigns, is removed, dies or until his or her successor is duly elected. Retirement for a Director occurs no later than August 31 following his or her 75th birthday.

36

Directors and Officers of the Funds (Unaudited) (continued)

INTERESTED DIRECTORS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

John M. Blaser** Age: 64	Director, President and Secretary	Since May 1999	Managing Director of the Adviser, since June 2012.	26	None

Daniela O’Leary-Gill** Age: 56	Director	Since August 2018	Retired; formerly, Chief Operating Officer of BMO Financial Group, from 2018 to 2020; Director of the Adviser from 2018 to 2020; Head, Communications, Government & Investor Relations from 2016 to 2018; Head, AML Program Oversight from 2014 to 2016.	26	None

* Each Director serves an indefinite term until he or she retires or otherwise resigns, is removed, dies or until his or her successor is duly elected. Retirement for a Director occurs no later than August 31 following his or her 75th birthday.

** Mr. Blaser is an “interested person” of the Corporation (as defined in the 1940 Act) due to the positions that he holds with the Corporation, and the Adviser. Ms. O’Leary-Gill is an “interested person” of the Corporation due to the positions that she held with the Adviser and BMO.

PRINCIPAL OFFICERS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brett Black Age: 49	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Elected by the Board annually; since November 2017	Vice President and Chief Compliance Officer of BMO Harris Bank, since 2017; Assistant Vice President, Deputy Chief Compliance Officer, since 2014; Senior Compliance Officer of BMO Harris Bank, since 2012.

Timothy M. Bonin Age: 48	Vice President, Chief Financial Officer and Treasurer	Elected by the Board annually; since February 2006	Vice President of the Adviser, since February 2006.

37

Shareholder Report Disclosure of Directors’ Approval of Continuation of Contracts (Unaudited)

Approval of Continuation of Advisory Agreement

During the reporting period, the Board of Directors (the “Board”) of BMO Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” of the Corporation as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), reviewed the advisory agreement of each portfolio of the Corporation included in this shareholder report (each, a “Fund” and collectively, the “Funds”). The Board approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Corporation and BMO Asset Management Corp. (the “Adviser”) on behalf of each Fund for an additional year ending August 31, 2022.

At Board meetings held on July 14, 2021 (“July Meeting”) and August 9, 2021 (“August Meeting”), the Board met with management of the Adviser to consider annual approval of the continuation of the Funds’ Advisory Agreement. In connection with its consideration of the Advisory Agreement, the Board considered the information furnished and discussed throughout the year at regularly scheduled Board and Committee meetings, as applicable, and the information provided specifically in relation to the annual consideration of the approval of the Advisory Agreement in response to requests of the Independent Directors and their independent legal counsel. Information furnished in connection with Board or Committee meetings throughout the year included, among other things, presentations given by the portfolio managers of the Funds on each Fund’s investment strategies, risks, absolute performance, and comparative performance of each Fund against its benchmark indices; reports regarding each Fund’s asset levels including sales and redemption activities; and various reports on the monitoring of the Funds’ compliance with the securities laws, regulations, policies and procedures.

In preparation for the Board’s annual consideration of the approval of the Advisory Agreement, the Board requested and received a wide variety of information and reports concerning the Adviser (and its affiliates), including information on: (1) the nature, extent, and quality of services provided to each Fund by the Adviser (and its affiliates); (2) the investment performance of each Fund as compared to benchmark indices and to a group of comparable funds; (3) the expense ratios of each Fund as compared to a group of comparable funds, including the Adviser’s contractual agreement to subsidize expenses; (4) profitability information for the Adviser; and (5) the Adviser’s compliance program. The Board also considered information related to potential “fall out” or ancillary benefits enjoyed by the Adviser and its affiliates as a result of their relationships with the Funds.

The Board also considered the fact that the Bank of Montreal, the parent company of the Adviser (together with the Adviser, “BMO”), had reached a definitive agreement with Ameriprise Financial, Inc. (“Ameriprise”) to sell the entities that represent BMO’s EMEA (Europe, the Middle East and Africa) asset management business to Ameriprise. The Board noted the Adviser’s explanation that BMO has determined to exit the mutual fund investment advisory business in the United States, including ceasing management of the Funds; and that the agreement between BMO and Ameriprise also contemplated that the Adviser would be proposing, and recommending that the Board and shareholders approve, reorganizations of the Funds into corresponding mutual funds advised by Columbia Management Investment Advisers, LLC, a subsidiary of Ameriprise (such agreement and related transactions and fund reorganizations collectively, the “Transactions”).

In light of the Transactions, the Board requested and received additional information and reports concerning the Adviser (and its affiliates), including with respect to: (1) plans and retention arrangements to retain BMO employees who service the BMO Funds (including but not limited to investment advisory and administrative/shareholder servicing personnel) until the closing of the Transactions, as well as contingency planning for such personnel; (2) BMO’s continuing commitment, financial and otherwise, to the global asset management business and the Funds until the closing of the Transactions; and (3) and other efforts by BMO and the Adviser to ensure continuity of service for the Funds until the closing of the Transactions.

In addition to evaluating, among other things, the written information provided by the Adviser, the Board also considered the answers to questions posed by the Board to representatives of the Adviser at various meetings and took into account their accumulated experience in working with the Adviser on matters related to the Funds. The Independent Directors also met separately in executive sessions with their independent legal counsel to review and consider the information provided regarding the Advisory Agreement.

Based on their review, the Independent Directors and the full Board concluded that it was in the best interests of each Fund to approve the continuation of the Advisory Agreement. Although the Advisory Agreement for all of the Funds was considered at the same Board meeting, the Board considered each Fund separately. In their deliberations, the Board did not identify any single factor or group of factors as all-important or controlling but considered all factors together. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.

Nature, Extent and Quality of Services

In evaluating the nature, extent, and quality of the services provided by the Adviser to the Funds, the Board reviewed information describing the financial strength, experience, resources, and key personnel of the Adviser, including the personnel who provide investment management services to the Funds. The Board considered the administrative services that are provided to each Fund, as well as other services performed by the Adviser, including the selection and monitoring of the underlying funds; monitoring adherence to the Funds’ investment restrictions; monitoring the Funds’ compliance with their compliance policies and procedures and with applicable securities laws and regulations; producing shareholder reports; providing support services for the Board and Board committees; communicating with shareholders; and overseeing the activities of other service providers. The Board also considered the Adviser’s experience in providing investment advisory services to funds.

Based upon this review, the Board concluded that the nature, quality, and extent of the services to be provided to each Fund by the Adviser are expected to be satisfactory.

38

Shareholder Report Disclosure of Directors’ Approval of Continuation of Contracts (Unaudited) (continued)

Review of Fund Performance

The Board reviewed the investment performance of each of the Funds. While consideration was given to performance reports provided in connection with, and discussions held at, regular Board meetings throughout the year, particular attention was given to the performance reports provided specifically in connection with the July and August Meetings. In particular, the Board noted the performance of each Fund relative to its Morningstar, Inc. (“Morningstar”) peer group. The Directors also considered performance information for each Fund relative to its benchmark over various periods ended April 30, 2021, and its Morningstar ratings.

With respect to each Fund’s performance as compared to its Morningstar peer group (“peer group”), the Board reviewed each Fund’s performance percentile rankings over various periods, including the one-, three-, and five-year trailing periods through April 30, 2021 and through June 30, 2021, in each case as provided by the Adviser. The Board considered that each Fund ranked in one of the top two quartiles for performance as compared to its peer group in at least half of the periods reviewed, except for the following Fund.

With respect to the BMO Balanced Allocation Fund, for the periods ended April 30, 2021, the Board considered that its one-year performance was in the second quartile of its peer group, while its three- and five-year performance were in the third quartile. The Board observed that the Fund underperformed its benchmark for the one-, three-, and five-year periods. The Board noted that Class R3 shares of the Fund were ranked two stars by Morningstar, while Class I, Class R6, and Class Y shares were ranked three stars. The Board considered the Adviser’s explanation that the Fund’s performance percentile ranking for the one-year period had improved (as compared to the one-year period ended May 31, 2020). The Board also noted the Adviser’s explanation that the Fund’s longer-term underperformance could be attributed, in part, to an overweight allocation to U.S. equities and an underweight allocation to fixed income.

The Board determined that it was generally satisfied with each Fund’s performance and would continue to closely monitor each Fund’s performance results.

Costs of Services Provided and Profits Realized by the Adviser

The Board considered the fees payable by each Fund under the Advisory Agreement, noting that the Funds do not pay a management fee to the Adviser.

The Board reviewed information provided by the Adviser comparing each Fund’s net expense ratio to the median net expense ratio of the comparable Lipper Inc. peer group (“Lipper peers”). The Board considered that each Fund’s net expense ratio was lower than the median of its Lipper peers. The Board considered that the net expense ratios included the fees and expenses of the underlying funds in which the Funds invest. The Board also considered the size of the Funds and that economies of scale with respect to certain other expenses may not have been realized.

The Board considered and viewed favorably that the Adviser has agreed to contractual expense limitations for the Funds (the “Expense Limitations”), and that the net expense ratios for the Funds take into account the effect of the Expense Limitations.

The Board considered the methodology used by the Adviser in determining compensation payable to its portfolio managers and the competitive environment for investment management talent. The Board also considered the financial condition of the Adviser and certain of its affiliates and particularly focused on the financial strength of the ultimate parent company of the Adviser, and the parent company’s commitment, financial and otherwise, to the global asset management business and the BMO Fund complex.

The Board reviewed profitability information it received from the Adviser in connection with the services provided to each Fund and the Corporation as a whole. The materials provided in this regard showed, and the Directors acknowledged, that the Adviser would not have a profit with respect to the Funds because the Funds do not pay management fees to the Adviser.

Economies of Scale

With respect to the management fee levels for the Funds, the Board did not consider the extent to which economies of scale would be realized as the Funds grow because the Funds do not pay management fees to the Adviser.

Other Benefits to the Adviser

The Board considered benefits that accrue to the Adviser and its affiliates from their relationships with the Funds, including revenue in the form of administration fees, custody fees, and shareholder service fees. In addition, the Board considered information relating to any soft dollar arrangements in connection with equity security brokerage transactions for the underlying funds, as applicable. The Board noted that the Adviser may potentially benefit from its relationship with each Fund in other ways. The Board also considered that the success of any Fund could attract other business to the Adviser and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.

The Board concluded that, taking into account all of the information reviewed, each Fund’s advisory fee was reasonable.

Overall Conclusions

Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement are fair and reasonable and that the approval of the continuation of the Advisory Agreement is in the best interests of each Fund.

39

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on as an attachment to Form N-PORT. Each Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

BMO Funds U.S. Services P.O. Box 55931 Boston, MA 02205-5931

Contact us 1-800-236-FUND (3863) 414-287-8555

Learn more bmofunds.com

DISTRIBUTOR

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

INVESTMENT ADVISER

BMO Asset Management Corp.

Investment products are: NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE.

© 2021 BMO Financial Corp. (9/21)

Book 2

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the Code, nor were there any implicit or explicit waivers to the provisions of the Code. The Code is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has four audit committee financial experts serving on its audit committee, each of whom is “independent” within the meaning of Form N-CSR: Ridge A. Braunschweig, Teresa V. Jankovic, John A. Lubs, and Barbara J. Pope. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

The aggregate fees for professional services by KPMG LLP during the fiscal year 2021 and 2020 were as follows:

(a)	Audit Fees for Registrant.

Fiscal year ended August 31, 2021	$442,800
Fiscal year ended August 31, 2020	$550,100

(b)

Audit-Related Fees for Registrant. These are fees by the Registrant’s independent auditors for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements that are not reported under “Audit Fees”. These fees include amounts related to Form N-17f-2 filings.

Fiscal year ended August 31, 2021	$0
Fiscal year ended August 31, 2020	$0

(c)

Tax Fees for Registrant. These are fees for professional services rendered by the Registrant’s independent auditors for tax compliance, tax advice, and tax planning. These fees include federal, excise and state tax reviews; performed by KPMG LLP.

Fiscal year ended August 31, 2021	$123,670
Fiscal year ended August 31, 2020	$138,000

(d)	All Other Fees.

Fiscal year ended August 31, 2021	None
Fiscal year ended August 31, 2020	None

(e)	Audit Committee’s pre-approval policies and procedures.

(1)

The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2)	None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None.

(g)

During the last two fiscal years, other non-audit services rendered by the Registrant’s independent auditors to the Registrant, its investment adviser or any entity controlling, controlled by or under the common control with the investment adviser that provides ongoing services to the Registrant included the following:

Statement on Standards for Attestation Engagements No. 16 (SSAE No. 16) examinations for BMO Harris Bank N.A. (2021) and BMO Global Asset Management (2020).

Fiscal year ended August 31, 2021	$115,000
Fiscal year ended August 31, 2020	$255,000

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for BMO Intermediate Tax-Free Fund, BMO Short Tax-Free Fund and BMO Ultra Short Tax-Free Fund are filed under this Item.

(b)	Not applicable

Intermediate Tax-Free Fund

Description	Shares or Principal Amount	Value

Municipals — 93.6%

Alabama — 2.7%
Black Belt Energy Gas District:
0.906%, (LIBOR 1 Month), 12/1/2048, Call 9/1/2023 (1)	$4,000,000	$4,032,831
4.000%, 10/1/2049, Call 7/1/2026 (1)	11,500,000	13,358,928
City of Birmingham, 4.000%, 3/1/2022 (2)	625,000	637,100
City of Oxford, 0.160%, 9/1/2041, Call 9/15/2021 (1)	1,000,000	1,000,000
Columbia Industrial Development Board:
0.020%, 12/1/2037, Call 9/15/2021 (1)	4,850,000	4,850,000
0.020%, 12/1/2037, Call 9/15/2021 (1)	1,400,000	1,400,000
Industrial Development Board of the City of Mobile Alabama, 0.020%, 6/1/2034, Call 9/15/2021 (1)	2,900,000	2,900,000
Lower Alabama Gas District, 4.000%, 12/1/2050, Call 9/1/2025 (1)	1,400,000	1,595,472
Mobile County Board of School Commissioners, 5.000%, 3/1/2027, Call 3/1/2026	4,015,000	4,794,827
Southeast Energy Authority A Cooperative District, 4.000%, 12/1/2051, Call 9/1/2031 (1)	4,000,000	4,946,275
Special Care Facilities Financing Authority of the City of Pell City Alabama, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,045,371
UAB Medicine Finance Authority:
4.000%, 9/1/2044, Call 9/1/2029	2,470,000	2,879,973
5.000%, 9/1/2036, Call 3/1/2027	2,340,000	2,841,142
5.000%, 9/1/2037, Call 3/1/2027	2,030,000	2,469,564
5.000%, 9/1/2041, Call 3/1/2027	1,020,000	1,229,183

		52,980,666

Alaska — 0.3%
Alaska Housing Finance Corp.:
5.000%, 12/1/2027, Call 6/1/2022	1,065,000	1,103,557
5.000%, 12/1/2027, Call 6/1/2022	310,000	321,343
5.000%, 12/1/2028, Call 12/1/2024	2,500,000	2,889,084
5.000%, 6/1/2029, Call 12/1/2024	1,000,000	1,155,634
Borough of Matanuska-Susitna, 5.000%, 11/1/2022	500,000	528,284

		5,997,902

Arizona — 2.3%
Arizona Health Facilities Authority, 5.000%, 2/1/2022	1,000,000	1,019,677
Arizona Industrial Development Authority:
3.550%, 7/15/2029, Call 7/15/2027 (3)	1,290,000	1,404,236
3.750%, 12/15/2029, Call 12/15/2027 (3)	570,000	627,572
4.000%, 7/15/2030, Call 7/15/2028 (3)	625,000	694,691
4.000%, 7/15/2040, Call 7/15/2028 (3)	925,000	1,010,226
4.000%, 7/15/2050, Call 7/15/2028 (3)	1,600,000	1,725,414
4.000%, 11/1/2050, Call 11/1/2030	2,000,000	2,296,828
5.000%, 3/1/2037, Call 9/1/2027 (3)	1,250,000	1,450,210
5.000%, 7/1/2039, Call 7/1/2029 (3)	780,000	924,576
5.000%, 12/15/2039, Call 12/15/2027 (3)	400,000	464,385
5.000%, 3/1/2042, Call 9/1/2027 (3)	1,000,000	1,148,587
5.000%, 7/1/2049, Call 7/1/2029 (3)	1,400,000	1,633,379
5.000%, 7/15/2049, Call 7/15/2027 (3)	3,350,000	3,812,313
5.000%, 12/15/2049, Call 12/15/2027 (3)	700,000	801,189
5.750%, 7/15/2038, Call 7/15/2026 (3)	1,750,000	2,058,336
Chandler Industrial Development Authority, 5.000%, 6/1/2049, Call 6/3/2024 (1)(4)	5,000,000	5,619,007
City of Phoenix Civic Improvement Corp., BHAC FGIC, 5.500%, 7/1/2027 (2)	500,000	631,733
City of Phoenix Civic Improvement Corp., NATL-RE, 5.500%, 7/1/2036 (2)	530,000	786,172
County of Pima Sewer System Revenue, 5.000%, 7/1/2027, Call 7/1/2022	1,450,000	1,507,142

Greater Arizona Development Authority, BHAC NATL-RE, 5.000%, 8/1/2027, Call 10/1/2021	70,000	70,277
Industrial Development Authority of the City of Phoenix, 5.000%, 7/1/2031, Call 7/1/2026 (3)	3,000,000	3,425,738
La Paz County Industrial Development Authority:
5.000%, 2/15/2046, Call 2/15/2026 (3)	1,000,000	1,118,800
5.000%, 2/15/2048, Call 2/15/2028	1,185,000	1,381,401
Maricopa County Industrial Development Authority:
5.000%, 7/1/2035, Call 7/1/2026	2,325,000	2,577,803
5.000%, 7/1/2036, Call 7/1/2026	750,000	858,381
5.000%, 7/1/2039, Call 7/1/2029 (3)	1,000,000	1,191,649
5.000%, 7/1/2047, Call 7/1/2026 (3)	1,225,000	1,369,989
Maricopa County Unified School District No. 60 Higley, AGM:
5.000%, 7/1/2023	1,000,000	1,086,559
5.000%, 7/1/2024	575,000	651,767
Salt Verde Financial Corp., 5.250%, 12/1/2022	110,000	116,449
Town of Marana, 5.000%, 7/1/2023	450,000	488,951

		43,953,437

Arkansas — 0.5%
Arkansas Development Finance Authority, 5.000%, 2/1/2022	150,000	152,804
Arkansas Development Finance Authority, GNMA/FNMA/FHLMC:
4.000%, 1/1/2025, Call 10/1/2021	120,000	120,292
4.000%, 7/1/2025, Call 10/1/2021	265,000	265,633
Arkansas State University:
4.000%, 3/1/2022	1,140,000	1,161,205
4.000%, 3/1/2023	985,000	1,039,775
City of Maumelle, 2.600%, 3/1/2030, Call 3/1/2022	245,000	246,118
City of Springdale Sales & Use Tax Revenue:
3.000%, 11/1/2021	1,000,000	1,004,568
5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,055,650
Henderson State University, BAM:
5.000%, 11/1/2022	905,000	953,241
5.000%, 11/1/2023, Call 11/1/2022	860,000	903,683
University of Arkansas:
5.000%, 12/1/2021	300,000	303,647
5.000%, 12/1/2022	520,000	551,838
5.000%, 12/1/2023, Call 12/1/2022	500,000	528,537
5.000%, 11/1/2030, Call 11/1/2024	1,000,000	1,138,076

		9,425,067

California — 7.1%
Alvord Unified School District, AGM, 0.000%, 8/1/2046, Call 8/1/2036	1,150,000	1,497,449
Bay Area Toll Authority, 1.270%, (SIFMA Municipal Swap Index Yield), 4/1/2036, Call 10/1/2026 (1)	5,000,000	5,226,083
Bellevue Union School District, AGM:
0.000%, 8/1/2030	585,000	509,815
0.000%, 8/1/2031	615,000	521,768
Burbank Unified School District, 0.000%, 8/1/2031, Call 2/1/2025 (2)	1,325,000	1,407,643
California Health Facilities Financing Authority:
5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,173,117
5.000%, 8/15/2042, Call 8/15/2027	1,000,000	1,198,735
California Infrastructure & Economic Development Bank, 0.200%, 1/1/2050, Call 2/1/2022 (1)(3)(4)	1,750,000	1,750,121
California Municipal Finance Authority:
0.200%, 10/1/2045 (1)(4)	28,000,000	28,000,000
0.220%, 7/1/2041 (1)(4)	5,000,000	5,000,163
5.000%, 2/1/2042, Call 2/1/2027	1,500,000	1,796,351
California Pollution Control Financing Authority:
0.180%, 8/1/2023 (1)(3)(4)	10,860,000	10,859,647
0.200%, 11/1/2042 (1)(3)(4)	2,300,000	2,300,002
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,028,312
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2021	850,000	853,305
City of Fairfield, AGC, 0.000%, 4/1/2022	1,205,000	1,202,802
County of San Joaquin, 5.000%, 4/1/2022	350,000	359,566
Duarte Unified School District, 5.125%, 8/1/2026 (2)	585,000	713,609

El Centro Financing Authority, AGM:
4.000%, 10/1/2021	460,000	461,400
5.000%, 10/1/2022	580,000	609,831
5.000%, 10/1/2023	800,000	877,963
Encinitas Union School District, 0.000%, 8/1/2035, Call 8/1/2032	500,000	724,037
Escondido Union High School District, 5.450%, 8/1/2032, Call 8/1/2025 (2)	1,250,000	1,487,702
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	413,286
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2033, Call 4/1/2027	1,000,000	1,205,071
Fresno Unified School District, NATL-RE, 6.000%, 8/1/2026	2,845,000	3,186,593
Golden State Tobacco Securitization Corp.:
5.000%, 6/1/2028, Call 6/1/2027	1,000,000	1,231,021
5.000%, 6/1/2029, Call 6/1/2027	1,000,000	1,223,583
Hacienda La Puente Unified School District, AGM:
5.000%, 6/1/2022	400,000	414,648
5.000%, 6/1/2023	400,000	433,733
5.000%, 6/1/2024	775,000	876,460
5.000%, 6/1/2025	425,000	498,584
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	304,462
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,071,946
Jefferson School District/San Joaquin County, 0.000%, 8/1/2029, Call 8/1/2024	170,000	133,012
Lakeside Union School District/Kern County, AGC:
0.000%, 9/1/2027	5,000	4,769
0.000%, 9/1/2027	290,000	269,617
Long Beach Bond Finance Authority:
5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,007,603
5.000%, 11/1/2030, Call 11/1/2021	1,750,000	1,762,025
Lynwood Unified School District, AGM:
5.000%, 8/1/2024, Call 8/1/2023	620,000	676,444
5.000%, 8/1/2025, Call 8/1/2023	760,000	829,036
McKinleyville Union School District, AGM, 7.050%, 8/1/2041, Call 8/1/2026 (2)	165,000	216,081
Mendocino-Lake Community College District, AGM, 5.600%, 8/1/2031, Call 8/1/2026 (2)	300,000	371,368
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,097,861
Mount Diablo Unified School District, AGM, 0.000%, 8/1/2035, Call 8/1/2025	2,125,000	2,407,956
Norman Y Mineta San Jose International Airport SJC:
5.000%, 3/1/2041, Call 3/1/2027 (4)	1,000,000	1,195,654
5.000%, 3/1/2042, Call 3/1/2027	1,665,000	2,010,679
Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	519,790
5.000%, 7/1/2032, Call 7/1/2022	700,000	727,646
Orchard School District, NATL-RE, 0.000%, 8/1/2023	590,000	586,289
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	1,807,489
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	304,365
Sacramento Redevelopment Agency Successor Agency, BAM:
5.000%, 12/1/2027, Call 12/1/2025	235,000	278,526
5.000%, 12/1/2028, Call 12/1/2025	425,000	503,370
5.000%, 12/1/2030, Call 12/1/2025	1,000,000	1,182,681
5.000%, 12/1/2031, Call 12/1/2025	2,000,000	2,363,743
San Francisco City & County Airport Comm-San Francisco International Airport, 5.000%, 5/1/2045, Call 5/1/2029 (4)	13,500,000	16,656,636
San Jose Financing Authority, 5.000%, 6/1/2039, Call 6/1/2023	1,435,000	1,556,130
San Jose Unified School District, NATL-RE, 0.000%, 8/1/2027	1,495,000	1,424,522
San Miguel Joint Union School District, AGM, 0.000%, 6/15/2022	505,000	503,312
Santa Barbara County College School District:
0.000%, 8/1/2027	365,000	344,735
0.000%, 8/1/2031	470,000	404,676
State of California, 5.250%, 9/1/2025, Call 10/1/2021	2,045,000	2,048,516
Vallejo City Unified School District, NATL-RE, 5.900%, 8/1/2025	1,225,000	1,341,576
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,547,819
Watereuse Finance Authority, BAM TCRs, 5.500%, 5/1/2036, Call 5/1/2024	2,635,000	2,983,742
West Contra Costa Unified School District, AGM NATL-RE FGIC, 0.000%, 8/1/2025	310,000	301,592
Western Placer Unified School District, 2.000%, 6/1/2025, Call 6/1/2023	1,000,000	1,030,215
Westminster School District, BAM, 0.000%, 8/1/2048, Call 8/1/2023	7,045,000	1,251,582
Windsor Unified School District, AGM:

0.000%, 8/1/2023	240,000	238,217
0.000%, 8/1/2024, Call 8/1/2023	330,000	312,389
0.000%, 8/1/2025, Call 8/1/2023	270,000	243,135
0.000%, 8/1/2026, Call 8/1/2023	330,000	281,583
0.000%, 8/1/2028, Call 8/1/2023	420,000	321,154

		136,466,343
Colorado — 2.8%
Adams County School District No. 14, SAW:
5.000%, 12/1/2024	500,000	574,998
5.000%, 12/1/2026, Call 12/1/2024	355,000	410,250
5.000%, 12/1/2027, Call 12/1/2024	500,000	577,817
Arkansas River Power Authority, 5.000%, 10/1/2038, Call 10/1/2028	2,250,000	2,698,280
City & County of Denver, 5.000%, 8/1/2041, Call 8/1/2026	8,000,000	9,488,223
City & County of Denver Airport System Revenue:
5.000%, 11/15/2021	500,000	504,997
5.000%, 11/15/2030, Call 11/15/2027 (4)	5,010,000	6,201,728
5.000%, 12/1/2048, Call 12/1/2028 (4)	3,000,000	3,668,156
Colorado Bridge Enterprise:
4.000%, 12/31/2028, Call 12/31/2027 (4)	2,760,000	3,232,323
4.000%, 6/30/2029, Call 12/31/2027 (4)	4,525,000	5,282,476
Colorado Educational & Cultural Facilities Authority, 5.000%, 9/1/2021 (2)	865,000	865,000
Colorado Health Facilities Authority:
4.000%, 8/1/2044, Call 8/1/2029	2,000,000	2,303,190
4.000%, 9/1/2045, Call 9/1/2030	1,000,000	1,164,927
4.000%, 8/1/2049, Call 8/1/2029	2,265,000	2,592,964
4.000%, 9/1/2050, Call 9/1/2030	1,500,000	1,741,568
5.000%, 9/1/2022	750,000	784,467
5.000%, 12/1/2023	215,000	236,858
5.000%, 2/1/2024	420,000	462,938
5.000%, 6/1/2047, Call 6/1/2027	1,000,000	1,239,890
Commerce City Northern Infrastructure General Improvement District, AGM:
5.000%, 12/1/2021	725,000	733,851
5.000%, 12/1/2022	1,185,000	1,257,863
Denver City & County School District No. 1, SAW, 5.000%, 12/1/2032, Call 12/1/2022	1,500,000	1,591,393
E-470 Public Highway Authority, 0.384%, (SOFR), 9/1/2039, Call 6/1/2024 (1)	2,000,000	2,003,829
Park Creek Metropolitan District, 5.000%, 12/1/2030, Call 12/1/2025	1,895,000	2,213,507
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,018,958

		53,850,451
Connecticut — 1.6%
City of New Haven, AGM:
5.000%, 8/1/2023	295,000	322,094
5.000%, 8/1/2023	1,765,000	1,922,835
5.000%, 2/1/2024	650,000	722,625
5.000%, 8/1/2039, Call 8/1/2029	0	0
Connecticut Housing Finance Authority:
3.500%, 11/15/2045, Call 5/15/2029	2,230,000	2,482,216
3.600%, 11/15/2030, Call 11/15/2024	305,000	320,430
Connecticut State Health & Educational Facilities Authority:
4.000%, 7/1/2038, Call 7/1/2029	5,430,000	6,306,871
5.000%, 7/1/2029, Call 7/1/2028	1,000,000	1,255,789
State of Connecticut:
5.000%, 3/15/2027, Call 3/15/2026	2,155,000	2,591,574
5.000%, 4/15/2028	1,250,000	1,594,886
5.000%, 4/15/2030, Call 4/15/2029	1,150,000	1,491,750
5.000%, 4/15/2034, Call 4/15/2027	3,000,000	3,645,220
University of Connecticut:
5.000%, 3/15/2032, Call 3/15/2026	2,000,000	2,374,072
5.000%, 1/15/2033, Call 1/15/2027	4,000,000	4,850,466
5.000%, 11/1/2036, Call 11/1/2028	1,485,000	1,864,534

		31,745,362
Delaware — 0.4%
City of Wilmington, 5.000%, 10/1/2025, Call 10/1/2023	3,715,000	4,083,582
Delaware State Economic Development Authority:

5.000%, 6/1/2036, Call 6/1/2026	500,000	561,324
5.000%, 6/1/2046, Call 6/1/2026	1,000,000	1,106,022
Sustainable Energy Utility, Inc., 5.000%, 9/15/2034, Call 9/15/2021	1,580,000	1,582,800

		7,333,728
District of Columbia — 0.6%
District of Columbia:
4.000%, 7/1/2044, Call 7/1/2029	3,480,000	3,950,905
5.000%, 10/1/2025, Call 10/1/2021	1,865,000	1,872,373
5.000%, 6/1/2036, Call 6/1/2026	1,115,000	1,277,833
5.000%, 12/1/2036, Call 12/1/2021	165,000	166,981
5.000%, 12/1/2036, Call 12/1/2021	335,000	338,861
5.000%, 6/1/2046, Call 6/1/2026	1,385,000	1,566,517
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 4.000%, 10/1/2049, Call 10/1/2029	1,000,000	1,151,633
Washington Convention & Sports Authority, 5.000%, 10/1/2030, Call 10/1/2027	1,500,000	1,840,848

		12,165,951
Florida — 5.1%
Central Florida Expressway Authority, 4.000%, 7/1/2041, Call 7/1/2027	4,000,000	4,580,148
City of Atlantic Beach:
5.000%, 11/15/2043, Call 11/15/2025	1,085,000	1,249,320
5.000%, 11/15/2048, Call 11/15/2025	1,750,000	2,008,084
City of Boynton Beach Utility System Revenue, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,007,892
City of Gulf Breeze, 5.000%, 12/1/2023, Call 9/21/2021	2,000,000	2,005,269
City of Lakeland Department of Electric Utilities, AGM, 5.250%, 10/1/2028	1,250,000	1,636,403
City of North Port, BAM, 5.000%, 7/1/2022	200,000	208,002
City of Orlando, AGM, 5.000%, 11/1/2035, Call 11/1/2027	2,270,000	2,802,888
City of Sunrise, NATL-RE, 0.000%, 10/1/2021	175,000	174,959
City of Tallahassee:
5.000%, 12/1/2026, Call 12/1/2025	450,000	533,065
5.000%, 12/1/2027, Call 12/1/2025	400,000	470,952
Columbia County School Board, BAM, 5.000%, 7/1/2026, Call 7/1/2025	495,000	578,488
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023 (4)	740,000	789,458
County of Broward Airport System Revenue:
5.000%, 10/1/2026, Call 10/1/2025 (4)	750,000	884,060
5.000%, 10/1/2031, Call 10/1/2025 (4)	1,000,000	1,170,793
County of Escambia, 0.020%, 4/1/2039, Call 9/15/2021 (1)	2,800,000	2,800,000
County of Lee County Water & Sewer Revenue, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,105,585
County of Miami-Dade, AGC, 0.000%, 10/1/2021	610,000	609,829
County of Miami-Dade Aviation Revenue:
4.000%, 10/1/2044, Call 10/1/2029 (4)	1,000,000	1,152,931
5.000%, 10/1/2025, Call 10/1/2024	800,000	913,831
5.000%, 10/1/2044, Call 10/1/2029 (4)	3,000,000	3,730,279
County of Miami-Dade Water & Sewer System Revenue:
5.000%, 10/1/2033, Call 10/1/2025	2,000,000	2,354,833
5.250%, 10/1/2029, Call 10/1/2023	100,000	110,590
County of Orange Sales Tax Revenue, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	5,904,255
County of St. Johns, AGM, 5.000%, 10/1/2021	1,110,000	1,114,326
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2032, Call 1/1/2025	1,445,000	1,656,426
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.450%, 1/1/2030, Call 9/21/2021	125,000	125,340
Florida Housing Finance Corp., GNMA/FNMA/FHLMC COLL, 3.500%, 7/1/2051, Call 7/1/2029	1,250,000	1,381,922
Halifax Hospital Medical Center:
5.000%, 6/1/2026	1,525,000	1,833,739
5.000%, 6/1/2027, Call 6/1/2026	1,295,000	1,555,831
JPMorgan Chase Putters/Drivers Trust, 0.190%, 2/16/2022 (1)(3)(4)	5,000,000	5,000,000
Lee County School Board, 5.000%, 8/1/2028, Call 8/1/2024	2,500,000	2,825,991
Miami-Dade County Educational Facilities Authority, 5.000%, 4/1/2031, Call 4/1/2025	2,000,000	2,299,393
Miami-Dade County Industrial Development Authority, 0.020%, 5/1/2046, Call 9/15/2021 (1)	9,800,000	9,800,000
Monroe County School District, 5.000%, 6/1/2034, Call 6/1/2027	1,000,000	1,223,833
Palm Beach County Health Facilities Authority:

5.000%, 5/15/2036, Call 5/15/2027	1,000,000	1,181,592
5.000%, 5/15/2037, Call 5/15/2027	1,000,000	1,179,801
5.000%, 11/15/2042, Call 11/15/2027	250,000	306,120
Polk County Industrial Development Authority:
5.000%, 1/1/2029, Call 1/1/2025	755,000	864,966
5.000%, 1/1/2039, Call 1/1/2025	300,000	336,594
5.000%, 1/1/2049, Call 1/1/2025	1,000,000	1,113,240
Sarasota County Health Facilities Authority:
5.000%, 1/1/2030, Call 1/1/2025	750,000	838,498
5.000%, 1/1/2031, Call 1/1/2025	935,000	1,041,774
5.000%, 1/1/2032, Call 1/1/2025	1,100,000	1,222,965
Sarasota County Public Hospital District, 5.000%, 7/1/2041, Call 7/1/2028	5,000,000	6,164,687
St. Johns County Industrial Development Authority:
4.000%, 12/15/2041, Call 12/15/2027	500,000	556,505
4.000%, 12/15/2046, Call 12/15/2027	500,000	553,399
4.000%, 12/15/2050, Call 12/15/2027	500,000	550,621
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 10/1/2021	2,500,000	2,509,704
Town of Davie, 5.000%, 4/1/2022	830,000	853,400
Volusia County Educational Facility Authority:
4.000%, 10/15/2038, Call 10/15/2029	585,000	681,270
5.000%, 10/15/2044, Call 10/15/2029	5,850,000	7,230,523
5.000%, 10/15/2049, Call 10/15/2029	1,000,000	1,228,704
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	730,000	734,190

		97,747,268
Georgia — 6.2%
Bartow County Development Authority, 1.550%, 8/1/2043 (1)	2,000,000	2,024,465
Burke County Development Authority:
0.020%, 7/1/2049, Call 9/15/2021 (1)	5,855,000	5,855,000
0.020%, 11/1/2052, Call 9/15/2021 (1)	3,000,000	3,000,000
2.250%, 10/1/2032 (1)	3,000,000	3,098,585
2.925%, 11/1/2048 (1)	4,250,000	4,521,329
City of Atlanta Airport Passenger Facility Charge:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,109,000
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,769,407
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,106,775
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,105,787
City of Atlanta Water & Wastewater Revenue:
5.000%, 11/1/2040, Call 11/1/2027	1,000,000	1,239,546
5.000%, 11/1/2043, Call 11/1/2027	3,000,000	3,708,382
City of Atlanta Water & Wastewater Revenue, NATL-RE, 5.500%, 11/1/2022	685,000	710,131
Development Authority of Appling County, 1.500%, 1/1/2038 (1)	1,000,000	1,032,149
Development Authority of Burke County, 0.030%, 11/1/2048, Call 9/15/2021 (1)	10,000,000	10,000,000
Development Authority Of Floyd County, 0.020%, 7/1/2022, Call 9/15/2021 (1)	7,000,000	7,000,000
Development Authority of Monroe County, 0.020%, 6/1/2049 (1)	3,400,000	3,400,000
Floyd County Hospital Authority, County Guarantee, 5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,300,300
Gainesville & Hall County Development Authority:
5.000%, 3/1/2027	585,000	607,510
5.000%, 3/1/2037, Call 3/1/2027	500,000	509,860
5.125%, 3/1/2052, Call 3/1/2027	2,925,000	2,947,970
Gainesville & Hall County Hospital Authority:
4.000%, 2/15/2040, Call 2/15/2030	7,000,000	8,277,842
5.000%, 2/15/2036, Call 2/15/2027	1,500,000	1,794,915
5.000%, 2/15/2037, Call 2/15/2027	2,000,000	2,389,685
5.000%, 2/15/2042, Call 2/15/2027	3,000,000	3,558,507
Main Street Natural Gas, Inc.:
0.590%, (SIFMA Municipal Swap Index Yield), 8/1/2048, Call 9/1/2023 (1)	10,000,000	10,038,409
0.814%, (LIBOR 1 Month), 4/1/2048, Call 6/1/2023 (1)	11,500,000	11,558,457
0.894%, (LIBOR 1 Month), 8/1/2048, Call 9/1/2023 (1)	500,000	503,876
4.000%, 8/1/2049, Call 9/1/2024 (1)	6,000,000	6,660,427
5.000%, 5/15/2030, Call 5/15/2029	2,750,000	3,526,707
5.000%, 5/15/2031, Call 5/15/2029	4,000,000	5,087,386
Monroe County Development Authority, 2.250%, 7/1/2025, Call 6/13/2024	3,000,000	3,089,644
South Fulton Municipal Regional Water & Sewer Authority, BAM:

5.000%, 1/1/2023	800,000	849,336
5.000%, 1/1/2024	1,000,000	1,107,022
5.000%, 1/1/2025, Call 1/1/2024	700,000	773,590
South Regional Joint Development Authority, 5.250%, 8/1/2023	25,000	27,410
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	2,951,623
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,011,753

		120,252,785
Guam — 0.1%
Territory of Guam:
5.000%, 12/1/2032, Call 12/1/2026	1,310,000	1,543,013
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,175,325

		2,718,338
Hawaii — 0.1%
City & County of Honolulu:
5.000%, 10/1/2022	500,000	526,333
5.000%, 10/1/2023	500,000	550,379

		1,076,712
Idaho — 0.1%
Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,096,078

Illinois — 17.0%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	3,878,778
Chicago Board of Education:
5.000%, 4/1/2042, Call 4/1/2028	1,500,000	1,821,209
5.000%, 4/1/2046, Call 4/1/2028	1,250,000	1,509,230
6.000%, 4/1/2046, Call 4/1/2027	1,500,000	1,849,935
Chicago Board of Education, NATL-RE:
0.000%, 12/1/2022	365,000	362,657
5.250%, 12/1/2021	1,000,000	1,011,660
Chicago Housing Authority, HUD SEC 8:
5.000%, 1/1/2023	710,000	748,408
5.000%, 1/1/2037, Call 1/1/2028	2,500,000	2,970,291
Chicago O’Hare International Airport:
5.000%, 1/1/2026, Call 1/1/2025 (4)	1,500,000	1,722,157
5.000%, 1/1/2031, Call 1/1/2025 (4)	1,000,000	1,143,816
5.000%, 1/1/2037, Call 1/1/2029 (4)	1,200,000	1,490,680
5.000%, 1/1/2038, Call 1/1/2027	2,290,000	2,757,551
5.000%, 1/1/2038, Call 1/1/2029 (4)	4,250,000	5,268,499
5.000%, 1/1/2039, Call 1/1/2029 (4)	1,250,000	1,549,121
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,076,228
5.000%, 1/1/2028, Call 1/1/2024	2,500,000	2,737,742
5.000%, 1/1/2031, Call 1/1/2026	1,790,000	2,072,988
5.000%, 1/1/2040, Call 1/1/2026	1,000,000	1,145,079
Chicago Transit Authority:
4.000%, 12/1/2050, Call 12/1/2029	3,000,000	3,468,246
5.000%, 12/1/2046, Call 12/1/2026	3,000,000	3,580,488
City of Chicago:
5.000%, 1/1/2028	6,000,000	7,444,851
5.000%, 1/1/2040, Call 1/1/2029	9,400,000	11,475,488
5.000%, 1/1/2044, Call 1/1/2029	11,750,000	14,231,266
5.500%, 1/1/2035, Call 1/1/2029	2,000,000	2,540,393
6.000%, 1/1/2038, Call 1/1/2027	10,000,000	12,442,853
City of Chicago Wastewater Transmission Revenue:
5.000%, 1/1/2031, Call 1/1/2025	3,715,000	4,262,549
5.000%, 1/1/2032, Call 1/1/2027	2,000,000	2,418,312
5.000%, 1/1/2035, Call 1/1/2027	3,310,000	3,985,331
5.000%, 1/1/2039, Call 1/1/2025	500,000	569,418
City of Chicago Waterworks Revenue:
5.000%, 11/1/2025	2,000,000	2,362,006

5.000%, 11/1/2027, Call 11/1/2026	2,500,000	3,060,067
5.000%, 11/1/2027, Call 11/1/2026	1,000,000	1,224,027
5.000%, 11/1/2028, Call 11/1/2026	1,000,000	1,220,138
5.000%, 11/1/2029, Call 11/1/2026	1,000,000	1,216,076
City of Chicago Waterworks Revenue, AGM, 5.000%, 11/1/2027, Call 10/1/2021	60,000	60,237
City of Springfield, 5.000%, 12/1/2022	905,000	958,060
City of Springfield Electric Revenue:
5.000%, 3/1/2028, Call 3/1/2025	1,000,000	1,154,011
5.000%, 3/1/2029, Call 3/1/2025	1,000,000	1,152,130
Cook County Community Consolidated School District No. 65 Evanston:
0.000%, 12/1/2027, Call 12/1/2024	300,000	252,970
0.000%, 12/1/2029, Call 12/1/2024	400,000	305,156
0.000%, 12/1/2030, Call 12/1/2024	1,130,000	820,933
0.000%, 12/1/2031, Call 12/1/2024	1,500,000	1,033,590
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	849,138
Cook County School District No. 144 Prairie Hills, AGM:
0.000%, 12/1/2028	2,830,000	2,494,926
0.000%, 12/1/2029	2,580,000	2,206,073
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,980,000	3,934,166
Cook County Township High School District No. 220 Reavis, 6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,129,252
Cook County Township High School District No. 220 Reavis, BAM:
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,298,027
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,439,184
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,523,878
County of Cook:
5.000%, 11/15/2028, Call 11/15/2026	3,150,000	3,801,096
5.000%, 11/15/2031, Call 11/15/2026	2,750,000	3,304,828
County of Cook, BAM TCRs, 5.000%, 11/15/2023	1,000,000	1,105,321
County of Cook Sales Tax Revenue:
5.250%, 11/15/2035, Call 11/15/2027	1,520,000	1,896,416
5.250%, 11/15/2036, Call 11/15/2027	3,000,000	3,736,758
County of St. Clair Highway Revenue, 5.500%, 1/1/2038, Call 1/1/2023	825,000	883,990
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	667,106
Illinois Finance Authority:
0.010%, 7/15/2055, Call 9/15/2021 (1)	2,000,000	2,000,000
4.000%, 10/1/2040, Call 10/1/2030	500,000	585,607
4.000%, 10/1/2050, Call 10/1/2030	1,500,000	1,726,134
5.000%, 5/15/2023	445,000	477,880
5.000%, 11/15/2023, Call 11/15/2022	215,000	227,161
5.000%, 8/15/2024	250,000	283,091
5.000%, 5/15/2025	820,000	904,351
5.000%, 11/15/2026, Call 11/15/2025	1,000,000	1,177,887
5.000%, 11/15/2027, Call 11/15/2025	500,000	588,261
5.000%, 5/15/2030, Call 5/15/2025	1,000,000	1,166,084
5.000%, 1/1/2036, Call 1/1/2027	2,000,000	2,377,855
5.000%, 12/1/2037, Call 12/1/2027	1,000,000	1,182,537
5.000%, 5/15/2043, Call 11/15/2028	5,000,000	6,134,731
5.000%, 1/1/2044, Call 1/1/2028	5,000,000	6,007,688
5.000%, 10/1/2044, Call 10/1/2029	1,000,000	1,234,944
5.000%, 12/1/2047, Call 12/1/2027	1,000,000	1,160,813
5.000%, 10/1/2049, Call 10/1/2029	1,250,000	1,534,621
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,014,706
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,016,065
Illinois Housing Development Authority, GNMA/FNMA/FHLMC:
2.450%, 6/1/2043, Call 1/1/2023	317,993	327,930
3.750%, 4/1/2050, Call 4/1/2029	4,510,000	5,019,450
Illinois State Toll Highway Authority:
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,062,223
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,062,223
5.000%, 1/1/2030, Call 1/1/2026	1,000,000	1,186,763
5.000%, 1/1/2031, Call 1/1/2029	500,000	637,821
5.000%, 12/1/2032, Call 1/1/2026	7,790,000	9,211,893
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE, 0.000%, 2/1/2023	5,450,000	5,382,546

Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC:
0.000%, 1/1/2023	350,000	348,931
0.000%, 1/1/2023	650,000	645,610
Kane McHenry Cook & De Kalb Counties Unit School District No. 300:
5.000%, 1/1/2023	1,000,000	1,063,471
5.000%, 1/1/2024	1,000,000	1,107,516
5.000%, 1/1/2026, Call 1/1/2025	4,000,000	4,618,297
5.250%, 1/1/2033, Call 1/1/2023	900,000	959,236
Lake County School District No. 33 Emmons, XLCA:
0.000%, 12/1/2026	525,000	487,626
0.000%, 12/1/2028	335,000	295,548
Lake County School District No. 56 Gurnee, 5.000%, 1/1/2024	440,000	485,246
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM FGIC, 0.000%, 1/1/2024	500,000	489,954
McHenry County Community Unit School District No. 12 Johnsburg, AGM, 5.000%, 1/1/2022	895,000	908,423
Metropolitan Pier & Exposition Authority, NATL-RE:
0.000%, 12/15/2023	20,000	19,791
0.000%, 12/15/2023	835,000	819,148
0.000%, 6/15/2024	1,000,000	975,019
5.700%, 6/15/2023	1,710,000	1,873,063
5.700%, 6/15/2023	1,820,000	1,992,327
Northern Illinois University, BAM:
5.000%, 4/1/2025	425,000	489,719
5.000%, 10/1/2027	350,000	429,632
5.000%, 10/1/2028	325,000	407,645
5.000%, 10/1/2029	300,000	383,566
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2027, Call 6/1/2026	2,000,000	2,403,252
Sales Tax Securitization Corp.:
5.000%, 1/1/2029	2,500,000	3,207,993
5.000%, 1/1/2029, Call 1/1/2028	1,000,000	1,251,330
5.000%, 1/1/2030	2,000,000	2,619,891
5.000%, 1/1/2030, Call 1/1/2028	1,450,000	1,803,250
5.000%, 1/1/2031, Call 1/1/2028	2,000,000	2,474,472
5.250%, 1/1/2043, Call 1/1/2029	5,000,000	6,255,345
South Suburban College Community School District No. 510, AGC, 0.000%, 12/1/2025	1,000,000	959,641
Southern Illinois University, BAM, 5.000%, 4/1/2026, Call 4/1/2025	1,175,000	1,354,832
Southwestern Illinois Development Authority:
5.000%, 10/15/2029, Call 10/15/2025	1,780,000	2,097,599
5.000%, 10/15/2032, Call 10/15/2025	1,335,000	1,571,409
State of Illinois:
4.000%, 11/1/2034, Call 11/1/2029	5,000,000	5,815,530
5.000%, 4/1/2024, Call 4/1/2023	500,000	537,055
5.000%, 2/1/2026	7,000,000	8,278,339
5.000%, 6/1/2026	5,000,000	5,965,746
5.000%, 10/1/2027	2,300,000	2,828,029
5.000%, 10/1/2029, Call 10/1/2028	2,400,000	2,986,431
5.000%, 10/1/2029, Call 10/1/2028	5,000,000	6,221,731
5.000%, 11/1/2030, Call 11/1/2026	1,000,000	1,181,828
5.000%, 6/15/2034, Call 6/15/2028	5,000,000	6,140,079
5.000%, 3/1/2035, Call 3/1/2031	750,000	961,676
5.000%, 3/1/2036, Call 3/1/2031	500,000	638,341
5.000%, 3/1/2046, Call 3/1/2031	0	0
5.500%, 5/1/2039, Call 5/1/2030	4,000,000	5,155,224
5.750%, 5/1/2045, Call 5/1/2030	2,000,000	2,582,392
6.500%, 6/15/2022	70,000	73,475
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,444,943
Tazewell County School District No. 51 Washington Central, NATL-RE, 9.000%, 12/1/2025	165,000	220,139
Village of Elwood, AGC:
0.000%, 3/1/2024, Call 3/1/2022	250,000	223,397
0.000%, 3/1/2026, Call 3/1/2022	1,280,000	1,023,674
Village of Franklin Park, BAM:
5.000%, 10/1/2022, Call 10/1/2021	730,000	732,783

5.000%, 10/1/2023, Call 10/1/2021	685,000	687,675
5.000%, 10/1/2024, Call 10/1/2021	425,000	426,656
5.000%, 10/1/2025, Call 10/1/2021	920,000	923,570
Will & Kankakee Counties School District No. 255:
5.000%, 6/1/2026, Call 6/1/2025	500,000	584,530
5.000%, 6/1/2029, Call 6/1/2025	600,000	697,541
Will County Community High School District No. 210 Lincoln-Way:
5.000%, 1/1/2027, Call 1/1/2023	1,250,000	1,319,451
5.000%, 1/1/2028, Call 1/1/2023	3,500,000	3,691,788
5.000%, 1/1/2030, Call 1/1/2023	2,000,000	2,106,913
Will County Community High School District No. 210 Lincoln-Way, AGM, 4.000%, 1/1/2034, Call 1/1/2029	650,000	748,494
Will County Community Unit School District No 201-U Crete-Monee, NATL-RE:
0.000%, 11/1/2021	15,000	14,994
0.000%, 11/1/2021	230,000	229,816
0.000%, 11/1/2022	10,000	9,966
0.000%, 11/1/2022	180,000	178,782
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE:
0.000%, 11/1/2021	55,000	54,974
0.000%, 11/1/2022	60,000	59,729
Will County School District No 114 Manhattan, NATL-RE:
0.000%, 12/1/2023	315,000	312,464
0.000%, 12/1/2023	1,285,000	1,257,702
Will Grundy Counties Community College District No. 525, 5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,784,779
Winnebago & Boone Counties School District No. 205 Rockford, 4.000%, 2/1/2027, Call 2/1/2023	4,680,000	4,919,076

		328,134,543

Indiana — 1.8%
City of Boonville, 2.600%, 1/1/2023, Call 10/1/2021	950,000	953,795
City of Rockport, 3.050%, 6/1/2025	2,100,000	2,307,142
City of Whiting, 5.000%, 12/1/2044 (1)(4)	2,200,000	2,666,080
Frankfort High School Elementary School Building Corp., SAW, 5.000%, 7/15/2025	115,000	134,473
Franklin Township-Marion County Multiple School Building Corp., SAW, 5.000%, 7/15/2029, Call 1/15/2023	2,565,000	2,736,220
Indiana Bond Bank, 0.680%, (SIFMA Municipal Swap Index Yield), 10/15/2022 (1)	1,650,000	1,650,381
Indiana Finance Authority:
0.120%, 5/1/2028 (1)	5,000,000	5,000,000
3.000%, 11/1/2030	1,000,000	1,098,420
3.000%, 11/1/2030	2,000,000	2,196,839
5.000%, 10/1/2022	300,000	315,838
5.000%, 10/1/2023	400,000	440,284
5.000%, 10/1/2024, Call 10/1/2023	275,000	302,696
5.000%, 5/1/2029, Call 5/1/2022	130,000	134,191
5.000%, 5/1/2029, Call 5/1/2022	3,940,000	4,060,687
5.000%, 11/15/2038, Call 11/15/2025	2,000,000	2,322,812
5.250%, 10/1/2024, Call 10/1/2021	710,000	712,921
5.250%, 10/1/2031, Call 10/1/2021	2,190,000	2,199,008
5.250%, 11/15/2046, Call 11/15/2026	2,500,000	2,915,234
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	521,514
Portage Redevelopment District:
5.000%, 1/15/2023	280,000	298,005
5.000%, 1/15/2024	215,000	238,649
Steuben Lakes Regional Waste District, 5.000%, 9/1/2024, Call 9/1/2023	1,225,000	1,342,144

		34,547,333

Iowa — 0.6%
City of Waverly, 2.500%, 12/31/2022, Call 7/1/2022	1,213,000	1,227,095
Iowa Finance Authority:
0.020%, 12/1/2033, Call 9/15/2021 (1)	600,000	600,000
5.000%, 5/15/2036, Call 5/15/2026	4,065,000	4,688,623
5.000%, 5/15/2043, Call 5/15/2027	1,000,000	1,166,768
5.000%, 3/1/2048, Call 3/1/2024	1,250,000	1,358,519
Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,512,083

		10,553,088

Kansas — 0.1%
Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,048,208
Kentucky — 1.5%
Kentucky Asset Liability Commission:
5.000%, 9/1/2024	1,000,000	1,139,081
5.000%, 9/1/2025	1,250,000	1,474,893
Kentucky Economic Development Finance Authority, 5.000%, 8/15/2041, Call 8/15/2027	3,500,000	4,197,176
Kentucky Public Energy Authority:
1.184%, (LIBOR 1 Month), 12/1/2049, Call 3/1/2025 (1)	7,000,000	7,168,634
4.000%, 12/1/2050, Call 3/1/2026 (1)	4,000,000	4,595,981
Louisville/Jefferson County Metropolitan Government:
5.000%, 10/1/2030, Call 10/1/2026	1,300,000	1,558,148
5.000%, 10/1/2031, Call 10/1/2026	3,500,000	4,191,042
Paducah Electric Plant Board, AGM:
5.000%, 10/1/2027, Call 10/1/2026	2,000,000	2,439,809
5.000%, 10/1/2028, Call 10/1/2026	1,850,000	2,251,768

		29,016,532
Louisiana — 0.6%
City of Bossier City Utilities Revenue, 5.000%, 10/1/2031, Call 10/1/2024	1,160,000	1,331,298
City of Shreveport Water & Sewer Revenue, BAM, 4.000%, 12/1/2025, Call 12/1/2024	2,210,000	2,465,477
Lafayette Public Trust Financing Authority, AGM, 4.000%, 10/1/2021	675,000	677,004
Louisiana Public Facilities Authority, 5.000%, 5/15/2042, Call 5/15/2027	2,500,000	2,981,335
Louisiana Stadium & Exposition District, 5.000%, 7/1/2023	800,000	869,247
Parish of St. John the Baptist, 2.375%, 6/1/2037 (1)	2,500,000	2,664,132
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023 (4)	725,000	777,132
Regional Transit Authority, NATL-RE, 0.000%, 12/1/2021	45,000	44,973

		11,810,598
Maine — 0.4%
City of Portland General Airport Revenue, 5.000%, 7/1/2022	300,000	311,489
Maine Health & Higher Educational Facilities Authority, 5.000%, 7/1/2043, Call 7/1/2028	3,500,000	4,273,226
Maine State Housing Authority, 3.850%, 11/15/2029, Call 9/10/2021	2,150,000	2,151,761

		6,736,476
Maryland — 0.2%
Montgomery County Housing Opportunities Commission:
5.000%, 7/1/2031, Call 10/1/2021	655,000	660,604
5.125%, 7/1/2037, Call 10/1/2021	3,110,000	3,136,962

		3,797,566
Massachusetts — 1.1%
Commonwealth of Massachusetts, 5.000%, 1/1/2037, Call 1/1/2029	850,000	1,080,910
Massachusetts Bay Transportation Authority, 5.000%, 7/1/2046, Call 7/1/2027	4,465,000	5,447,086
Massachusetts Development Finance Agency:
4.000%, 6/1/2049, Call 6/1/2029	1,000,000	1,130,472
5.000%, 7/1/2027, Call 7/1/2025	125,000	146,016
5.000%, 7/1/2029, Call 1/1/2029	750,000	951,098
5.000%, 7/1/2031, Call 1/1/2029	2,000,000	2,507,841
5.000%, 7/1/2037, Call 7/1/2027	1,400,000	1,598,695
5.000%, 10/1/2037, Call 10/1/2022 (3)	500,000	547,040
5.000%, 6/1/2039, Call 6/1/2029	750,000	926,127
5.000%, 10/1/2047, Call 10/1/2022 (3)	500,000	545,822
Massachusetts Educational Financing Authority, 5.000%, 7/1/2025, Call 7/1/2022 (4)	215,000	222,775
Massachusetts Housing Finance Agency, 3.700%, 12/1/2027, Call 6/1/2022 (4)	580,000	583,079
Massachusetts School Building Authority, 5.000%, 8/15/2030, Call 8/15/2022	815,000	853,021
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000%, 1/1/2039, Call 1/1/2023 (1)	5,000,000	5,318,048

		21,858,030
Michigan — 2.5%
Bay City School District, Q-SBLF:
5.000%, 11/1/2027, Call 5/1/2024	645,000	726,611

5.000%, 11/1/2028, Call 5/1/2024	1,305,000	1,467,885
Caledonia Community Schools, Q-SBLF:
5.000%, 5/1/2025	600,000	702,048
5.000%, 5/1/2026	500,000	605,107
Charter Township of Northville, 4.000%, 4/1/2022	240,000	245,467
Chippewa Valley Schools, Q-SBLF, 5.000%, 5/1/2027, Call 11/1/2025	20,000	23,857
City of Wyandotte Electric System Revenue, BAM:
5.000%, 10/1/2021	290,000	291,056
5.000%, 10/1/2022	290,000	304,105
5.000%, 10/1/2023	250,000	272,339
5.000%, 10/1/2024	300,000	338,049
Detroit City School District, AGM Q-SBLF, 5.250%, 5/1/2026	300,000	366,057
Dundee Community Schools, Q-SBLF:
5.000%, 5/1/2022	1,200,000	1,238,313
5.000%, 5/1/2025	1,000,000	1,166,493
Fraser Public School District, Q-SBLF:
5.000%, 5/1/2022	1,000,000	1,032,406
5.000%, 5/1/2025	1,700,000	1,987,779
Great Lakes Water Authority Sewage Disposal System Revenue, 5.000%, 7/1/2029	3,600,000	4,700,244
Grosse Ile Township School District, Q-SBLF:
5.000%, 5/1/2026, Call 5/1/2025	200,000	234,256
5.000%, 5/1/2027, Call 5/1/2025	230,000	268,935
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,027,262
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,009,952
Marshall Public Schools, Q-SBLF:
4.000%, 11/1/2028, Call 5/1/2025	1,380,000	1,555,825
4.000%, 11/1/2029, Call 5/1/2025	940,000	1,059,708
Michigan Finance Authority:
4.000%, 2/15/2044, Call 8/15/2029	4,000,000	4,657,232
5.000%, 7/1/2026, Call 7/1/2025	175,000	205,682
5.000%, 7/1/2027, Call 7/1/2025	600,000	703,693
5.000%, 7/1/2029, Call 7/1/2025	950,000	1,111,414
5.000%, 7/1/2032, Call 7/1/2025	1,500,000	1,748,023
5.000%, 7/1/2034, Call 7/1/2025	500,000	581,022
5.000%, 12/1/2035, Call 12/1/2027	1,000,000	1,244,445
5.000%, 11/15/2041, Call 11/15/2026	1,000,000	1,197,959
Michigan Finance Authority, AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,697,071
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,699,349
Michigan State Housing Development Authority, 3.500%, 12/1/2050, Call 6/1/2029	3,395,000	3,754,554
Michigan Strategic Fund, 5.000%, 12/31/2043, Call 12/31/2028 (4)	3,400,000	4,121,744
North Branch Area Schools, Q-SBLF, 5.000%, 5/1/2024	200,000	225,420
Redford Union School District No. 1, AMBAC Q-SBLF, 5.000%, 5/1/2022	70,000	72,273
Wayne County Airport Authority:
5.000%, 12/1/2026, Call 12/1/2025 (4)	3,000,000	3,542,692
5.000%, 12/1/2030, Call 12/1/2025	1,250,000	1,482,474

		48,668,801
Minnesota — 0.2%
Duluth Economic Development Authority, 5.000%, 2/15/2043, Call 2/15/2028	1,000,000	1,209,324
Minnesota Housing Finance Agency, 3.000%, 1/1/2051, Call 1/1/2030	15,000	16,397
Minnesota Housing Finance Agency, GNMA COLL, 2.600%, 9/1/2042, Call 7/1/2022	335,831	342,161
Minnesota Housing Finance Agency, GNMA/FNMA/FHLMC:
2.250%, 12/1/2042, Call 1/1/2022	263,200	264,876
3.500%, 7/1/2050, Call 7/1/2029	2,385,000	2,637,123
3.900%, 7/1/2030, Call 1/1/2022	235,000	236,738

		4,706,619
Mississippi — 0.9%
Mississippi Business Finance Corp.:
0.250%, 5/1/2037, Call 11/1/2021 (1)	3,000,000	3,000,098
3.200%, 9/1/2028, Call 3/13/2024	4,000,000	4,204,099
Mississippi Development Bank:
3.125%, 10/1/2023	155,000	159,541
5.000%, 10/1/2023	2,150,000	2,260,074

5.000%, 1/1/2027, Call 1/1/2022	1,200,000	1,219,468
Mississippi Hospital Equipment & Facilities Authority:
4.000%, 1/1/2039, Call 1/1/2030	1,500,000	1,725,939
4.000%, 1/1/2040, Call 1/1/2030	1,100,000	1,263,038
Mississippi State University Educational Building Corp., 5.000%, 11/1/2022	135,000	142,669
State of Mississippi, 5.000%, 10/15/2036, Call 10/15/2028	3,395,000	4,239,206

		18,214,132
Missouri — 1.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,211,169
City of Kansas City:
5.000%, 9/1/2021, Call 8/30/2021	500,000	500,000
5.000%, 9/1/2023, Call 10/1/2021	300,000	301,203
5.000%, 10/1/2026, Call 10/1/2025	120,000	141,940
5.000%, 10/1/2028, Call 10/1/2025	115,000	135,276
5.000%, 9/1/2032, Call 10/1/2021	1,000,000	1,003,691
Health & Educational Facilities Authority of the State of Missouri:
4.000%, 2/15/2044, Call 2/15/2029	2,000,000	2,303,257
4.000%, 2/1/2048, Call 2/1/2029	2,750,000	3,125,157
4.000%, 2/15/2049, Call 2/15/2029	2,500,000	2,862,927
5.000%, 11/15/2034, Call 5/15/2026	3,000,000	3,564,201
5.000%, 2/1/2042, Call 2/1/2024	3,000,000	3,353,699
5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,004,155
Kansas City Industrial Development Authority, 5.000%, 3/1/2046, Call 3/1/2029 (4)	2,000,000	2,443,013
Lees Summit Industrial Development Authority:
5.000%, 8/15/2036, Call 8/15/2024	1,100,000	1,206,866
5.000%, 8/15/2051, Call 8/15/2024	2,405,000	2,613,293
Missouri Development Finance Board:
5.000%, 3/1/2029, Call 3/1/2028	1,365,000	1,665,895
5.000%, 3/1/2030	0	0
St. Louis County Industrial Development Authority, 5.000%, 9/1/2048, Call 9/1/2027	1,000,000	1,139,626

		31,575,368
Nebraska — 0.2%
Nebraska Public Power District, 5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,015,226
Omaha-Douglas Public Building Commission:
5.000%, 5/1/2026, Call 5/1/2022	825,000	851,877
5.000%, 5/1/2027, Call 5/1/2022	585,000	604,059
5.000%, 5/1/2028, Call 5/1/2022	550,000	567,918
5.000%, 5/1/2029, Call 5/1/2022	660,000	681,502

		3,720,582
Nevada — 0.8%
City of North Las Vegas NV, AGM, 5.000%, 6/1/2023	1,000,000	1,084,149
City of Sparks NV, 2.500%, 6/15/2024 (3)	485,000	493,567
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,362,035
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,133,812
5.000%, 7/1/2040, Call 7/1/2027	4,000,000	4,935,924
Las Vegas Valley Water District, 5.000%, 6/1/2028, Call 6/1/2022	5,115,000	5,296,009
State of Nevada Department of Business & Industry, 0.250%, 1/1/2050, Call 2/1/2022 (1)(3)(4)	2,000,000	2,000,551

		16,306,047
New Hampshire — 0.3%
New Hampshire Business Finance Authority:
2.150%, 7/1/2027, Call 4/2/2024 (1)(4)	4,000,000	4,186,052
4.000%, 1/1/2027, Call 1/1/2026	245,000	283,453
4.000%, 1/1/2028, Call 1/1/2026	285,000	326,823
4.000%, 1/1/2029, Call 1/1/2026	295,000	335,851
4.000%, 1/1/2030, Call 1/1/2026	280,000	317,368
4.000%, 1/1/2031, Call 1/1/2026	290,000	326,992
4.000%, 1/1/2041, Call 1/1/2026	0	0
4.000%, 1/1/2051, Call 1/1/2026	0	0
New Hampshire Health and Education Facilities Authority Act, 0.010%, 7/1/2033, Call 9/15/2021 (1)	400,000	400,000

New Hampshire Housing Finance Authority, 4.800%, 7/1/2028, Call 1/1/2022	330,000	333,543

		6,510,082
New Jersey — 3.2%
New Jersey Economic Development Authority:
5.000%, 11/1/2021	4,600,000	4,635,996
5.000%, 6/15/2025	400,000	468,030
5.000%, 6/15/2026	555,000	669,728
5.500%, 6/15/2030, Call 12/15/2026	2,500,000	3,089,011
New Jersey Transportation Trust Fund Authority:
4.000%, 6/15/2036, Call 12/15/2028	1,000,000	1,158,819
4.000%, 6/15/2044, Call 12/15/2028	2,500,000	2,847,516
4.000%, 6/15/2050, Call 12/15/2028	3,500,000	3,971,890
5.000%, 6/15/2022	500,000	518,734
5.000%, 6/15/2030, Call 6/15/2026	1,000,000	1,189,261
5.000%, 6/15/2031, Call 6/15/2026	1,000,000	1,185,570
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,715,060
5.000%, 12/15/2033, Call 12/15/2029	3,000,000	3,831,808
5.250%, 12/15/2023	240,000	267,423
New Jersey Transportation Trust Fund Authority, BAM TCRs:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,186,382
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,111,829
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,118,217
New Jersey Transportation Trust Fund Authority, BHAC AMBAC, 0.000%, 12/15/2024	440,000	432,914
New Jersey Turnpike Authority:
5.000%, 1/1/2031, Call 1/1/2025	500,000	574,232
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,579,901
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,712,336
Tobacco Settlement Financing Corp.:
5.000%, 6/1/2031, Call 6/1/2028	2,750,000	3,444,706
5.000%, 6/1/2032, Call 6/1/2028	2,000,000	2,498,175
5.000%, 6/1/2033, Call 6/1/2028	1,500,000	1,868,195
5.250%, 6/1/2046, Call 6/1/2028	2,440,000	2,988,158

		61,063,891
New Mexico — 0.6%
City of Santa Fe:
2.625%, 5/15/2025, Call 11/15/2021	750,000	752,378
4.000%, 6/1/2025, Call 6/1/2022	655,000	673,797
5.000%, 5/15/2044, Call 5/15/2026	1,350,000	1,534,852
New Mexico Hospital Equipment Loan Council:
2.375%, 7/1/2024, Call 9/13/2021	550,000	550,389
5.000%, 7/1/2049, Call 7/1/2026	5,225,000	5,903,292
New Mexico Mortgage Finance Authority, GNMA COLL, 2.600%, 2/1/2043, Call 1/1/2023	426,488	438,617
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
4.625%, 3/1/2028, Call 9/1/2021	275,000	275,000
5.350%, 3/1/2030, Call 10/1/2021	645,000	646,930

		10,775,255
New York — 7.1%
Albany Capital Resource Corp.:
5.000%, 12/1/2023	150,000	165,464
5.000%, 12/1/2024	200,000	229,020
Buffalo & Erie County Industrial Land Development Corp.:
5.000%, 6/1/2035, Call 6/1/2024	1,000,000	1,118,744
5.000%, 8/1/2037, Call 8/1/2027	1,300,000	1,504,697
5.000%, 8/1/2047, Call 8/1/2027	1,000,000	1,140,164
City of New York:
0.010%, 8/1/2044, Call 9/15/2021 (1)	10,810,000	10,810,000
0.110%, 4/1/2042, Call 9/15/2021 (1)	3,000,000	3,000,000
5.000%, 8/1/2032, Call 2/1/2022	3,000,000	3,058,991
5.000%, 3/1/2037, Call 3/1/2028	1,120,000	1,383,033
5.250%, 3/1/2034, Call 3/1/2028	3,000,000	3,803,825
5.250%, 3/1/2035, Call 3/1/2028	2,500,000	3,167,200
City of New York, AGC, 0.300%, 10/1/2021, Call 9/6/2021 (1)(5)	400,000	400,000

East Ramapo Central School District, SAW, 1.250%, 5/5/2022	2,000,000	2,011,534
Long Island Power Authority, 0.817%, (LIBOR 1 Month), 5/1/2033, Call 10/1/2022 (1)	5,000,000	5,015,490
Metropolitan Transportation Authority:
0.470%, (SIFMA Municipal Swap Index Yield), 11/15/2044 (1)	1,000,000	996,380
5.000%, 5/15/2022	3,040,000	3,142,395
5.000%, 9/1/2022	8,930,000	9,349,362
5.000%, 2/1/2023	9,930,000	10,592,888
5.000%, 11/15/2034, Call 5/15/2028	1,815,000	2,234,222
5.000%, 11/15/2036, Call 11/15/2026	2,325,000	2,765,147
5.000%, 11/15/2048 (1)	800,000	912,772
Metropolitan Transportation Authority, AGM, 0.584%, (SOFR), 11/1/2032, Call 1/1/2024 (1)	2,250,000	2,265,380
New York City Transitional Finance Authority Future Tax Secured Revenue:
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,040,361
5.000%, 11/1/2026, Call 5/1/2025	1,000,000	1,171,679
5.000%, 11/1/2026, Call 5/1/2025	2,000,000	2,343,358
5.000%, 8/1/2034, Call 8/1/2026	4,000,000	4,829,289
5.000%, 8/1/2036, Call 8/1/2028	5,555,000	7,007,039
5.000%, 5/1/2038, Call 5/1/2027	4,000,000	4,893,378
5.250%, 8/1/2037, Call 8/1/2028	3,500,000	4,478,318
New York City Water & Sewer System:
0.010%, 6/15/2050, Call 9/15/2021 (1)	400,000	400,000
5.000%, 6/15/2028, Call 6/15/2024	500,000	566,046
5.000%, 6/15/2029, Call 6/15/2024	600,000	679,075
5.000%, 6/15/2048, Call 12/15/2027	1,000,000	1,230,903
New York Liberty Development Corp., 2.800%, 9/15/2069, Call 3/15/2029	1,000,000	1,040,190
New York State Dormitory Authority:
5.000%, 3/15/2027, Call 3/15/2022	7,555,000	7,751,512
5.000%, 12/1/2035, Call 6/1/2027 (3)	500,000	602,762
5.000%, 12/1/2037, Call 6/1/2027 (3)	500,000	600,641
5.250%, 3/15/2037, Call 9/15/2028	1,695,000	2,172,894
New York State Urban Development Corp., 5.000%, 3/15/2028, Call 3/15/2023	1,000,000	1,073,148
New York Transportation Development Corp.:
4.375%, 10/1/2045, Call 10/1/2030 (4)	1,500,000	1,782,232
5.000%, 12/1/2030 (4)	350,000	456,324
5.000%, 12/1/2031, Call 12/1/2030 (4)	400,000	520,406
5.000%, 12/1/2032, Call 12/1/2030 (4)	300,000	389,279
5.000%, 12/1/2033, Call 12/1/2030 (4)	450,000	583,196
5.000%, 12/1/2034, Call 12/1/2030 (4)	450,000	580,942
5.000%, 10/1/2035, Call 10/1/2030 (4)	6,000,000	7,638,129
5.000%, 12/1/2035, Call 12/1/2030 (4)	300,000	385,586
New York Transportation Development Corp., AGM, 4.000%, 7/1/2032, Call 7/1/2024 (4)	2,500,000	2,753,309
Triborough Bridge & Tunnel Authority:
0.414%, (SOFR), 1/1/2032, Call 11/1/2023 (1)	2,000,000	2,000,625
5.000%, 11/15/2037, Call 11/15/2028	1,500,000	1,899,481
TSASC, Inc.:
5.000%, 6/1/2036, Call 6/1/2027	1,000,000	1,201,169
5.000%, 6/1/2041, Call 6/1/2027	1,000,000	1,173,948

		137,311,927
North Carolina — 0.8%
County of Catawba:
4.000%, 10/1/2025, Call 10/1/2021	585,000	586,735
5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,003,930
5.000%, 10/1/2024, Call 10/1/2021	835,000	838,281
County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,506,456
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,781,914
North Carolina Medical Care Commission:
4.000%, 10/1/2045, Call 10/1/2027	660,000	761,856
5.000%, 6/1/2027, Call 6/1/2022	500,000	518,295
5.000%, 1/1/2038, Call 1/1/2026	1,000,000	1,171,073
5.000%, 1/1/2044, Call 1/1/2026	1,000,000	1,161,393
5.000%, 10/1/2045, Call 10/1/2027	1,500,000	1,826,362

North Carolina Turnpike Authority:
5.000%, 7/1/2047, Call 7/1/2026	750,000	855,033
5.000%, 1/1/2049, Call 1/1/2030	1,500,000	1,844,791
Orange County Public Facilities Co., 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,189,655

		15,045,774
North Dakota — 0.5%
City of Grand Forks, 5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,008,711
County of Ward:
5.000%, 6/1/2034, Call 6/1/2028	2,500,000	2,930,742
5.000%, 6/1/2043, Call 6/1/2028	2,500,000	2,878,125
North Dakota Public Finance Authority:
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,336,762
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,219,279

		10,373,619
Ohio — 3.0%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	1,000,000	1,009,163
American Municipal Power, Inc., 2.300%, 2/15/2038, Call 10/1/2021 (1)	2,000,000	2,003,308
Buckeye Tobacco Settlement Financing Authority, 4.000%, 6/1/2048, Call 6/1/2030	2,000,000	2,298,710
City of Cleveland Airport System Revenue, AGM:
5.000%, 1/1/2022, Call 10/1/2021	2,320,000	2,329,110
5.000%, 1/1/2030, Call 1/1/2022	3,900,000	3,963,269
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,016,223
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,290,603
City of Cleveland Income Tax Revenue:
5.000%, 10/1/2024, Call 10/1/2022	460,000	484,284
5.000%, 10/1/2028, Call 10/1/2022	1,075,000	1,131,752
5.000%, 10/1/2029, Call 10/1/2022	1,130,000	1,189,655
5.000%, 10/1/2029, Call 10/1/2022	2,290,000	2,410,894
Cleveland Department of Public Utilities Division of Water:
4.000%, 1/1/2028, Call 1/1/2024	500,000	541,361
4.000%, 1/1/2029, Call 1/1/2024	1,000,000	1,089,535
4.000%, 1/1/2030, Call 1/1/2024	1,000,000	1,089,535
Cleveland Heights & University Heights City School District:
0.000%, 12/1/2024	400,000	391,276
0.000%, 12/1/2025	600,000	578,713
County of Franklin:
5.000%, 5/15/2028, Call 5/15/2023	2,000,000	2,160,498
5.000%, 7/1/2029, Call 7/1/2026	2,000,000	2,364,904
5.000%, 5/15/2031, Call 5/15/2023	405,000	436,995
County of Hamilton Sales Tax Revenue, 5.000%, 12/1/2029, Call 12/1/2021	975,000	985,054
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	925,000	934,013
County of Miami, 5.000%, 8/1/2045, Call 8/1/2028	2,220,000	2,733,547
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,350,534
Elyria City School District, School District Credit Program, 4.000%, 12/1/2028, Call 12/1/2022	1,130,000	1,183,075
Franklin County Convention Facilities Authority, 5.000%, 12/1/2044, Call 12/1/2029	1,500,000	1,796,955
Johnstown-Monroe Local School District, 5.000%, 12/1/2030, Call 12/1/2021	715,000	723,585
Lake Local School District/Stark County, School District Credit Program:
4.000%, 12/1/2023, Call 12/1/2021	1,550,000	1,564,976
4.000%, 12/1/2025, Call 12/1/2021	1,660,000	1,676,039
New Albany Community Authority:
5.000%, 10/1/2022	1,000,000	1,052,553
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,162,080
North Olmsted City School District:
5.000%, 12/1/2027, Call 12/1/2023	220,000	243,928
5.000%, 12/1/2028, Call 12/1/2023	365,000	404,699
5.000%, 12/1/2029, Call 12/1/2023	500,000	554,382
Ohio Higher Educational Facility Commission:
4.000%, 12/1/2021	795,000	802,260
4.000%, 12/1/2022	845,000	883,704
Ohio Turnpike & Infrastructure Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,424,467
Ohio University, 5.000%, 12/1/2028, Call 6/1/2022	225,000	233,233
Ohio Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,140,452
Port of Greater Cincinnati Development Authority, 3.000%, 5/1/2023, Call 5/1/2022	5,000,000	5,007,027

State of Ohio, 0.120%, 11/1/2035 (1)	5,000,000	5,000,000

		58,636,351
Oklahoma — 0.4%
Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,090,268
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 10/1/2021	550,000	550,818
4.000%, 9/1/2021	805,000	805,000
Tulsa Airports Improvement Trust, BAM, 5.000%, 6/1/2028, Call 6/1/2023 (4)	1,405,000	1,512,680
Tulsa County Industrial Authority:
5.250%, 11/15/2037, Call 11/15/2025	2,750,000	3,207,781
5.250%, 11/15/2045, Call 11/15/2025	250,000	289,060

		8,455,607
Oregon — 0.5%
City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,036,091
City of Tigard Water Revenue, 5.000%, 8/1/2029, Call 8/1/2022	690,000	720,876
Clackamas & Washington Counties School District No. 3, NATL-RE School Bond Gty, 0.000%, 6/15/2023	2,000,000	1,988,055
Klamath Falls Intercommunity Hospital Authority:
5.000%, 9/1/2021	250,000	250,000
5.000%, 9/1/2022	505,000	528,728
Oregon State Business Development Commission, 5.000%, 3/1/2049 (1)(4)	1,000,000	1,022,906
Port of Portland Airport Revenue, 5.500%, 7/1/2031, Call 10/1/2021	3,000,000	3,046,552
State of Oregon Housing & Community Services Department, 4.450%, 7/1/2023, Call 9/23/2021 (4)	80,000	80,082

		8,673,290
Pennsylvania — 4.0%
Allegheny County Hospital Development Authority:
4.000%, 7/15/2038, Call 7/15/2029	500,000	589,559
4.000%, 7/15/2039, Call 7/15/2029	500,000	588,164
Berks County Industrial Development Authority:
5.000%, 5/15/2032, Call 5/15/2027	1,050,000	1,244,442
5.000%, 5/15/2038, Call 5/15/2025	255,000	289,165
5.000%, 5/15/2042, Call 5/15/2024	1,655,000	1,838,078
5.000%, 5/15/2043, Call 5/15/2025	350,000	394,865
5.000%, 5/15/2047, Call 5/15/2027	1,630,000	1,892,265
Berks County Municipal Authority, 5.000%, 2/1/2040, Call 8/1/2029 (1)	5,985,000	6,997,679
Bucks County Industrial Development Authority, 5.000%, 10/1/2037, Call 10/1/2024	1,250,000	1,415,389
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	506,466
City of Philadelphia Airport Revenue, AGM, 4.000%, 7/1/2046, Call 7/1/2031 (4)	2,500,000	2,930,704
City of Pittsburgh, 4.000%, 9/1/2021	750,000	750,000
Commonwealth Financing Authority:
5.000%, 6/1/2032, Call 6/1/2028	1,000,000	1,239,497
5.000%, 6/1/2033, Call 6/1/2028	1,250,000	1,543,413
5.000%, 6/1/2034, Call 6/1/2028	1,000,000	1,230,676
5.000%, 6/1/2035, Call 6/1/2028	1,000,000	1,228,564
Delaware County Industrial Development Authority, 0.010%, 9/1/2045, Call 9/15/2021 (1)	8,315,000	8,315,000
Doylestown Hospital Authority, 4.000%, 7/1/2045, Call 7/1/2029	1,250,000	1,389,240
Geisinger Authority, 5.000%, 2/15/2039, Call 2/15/2027	2,500,000	2,984,564
Lancaster County Hospital Authority, 5.000%, 6/15/2044, Call 6/15/2026	1,000,000	1,138,712
Lancaster Industrial Development Authority, 5.000%, 5/1/2022	430,000	443,862
Lehigh County Industrial Development Authority, 1.800%, 2/15/2027 (1)	1,100,000	1,115,493
Montgomery County Higher Education & Health Authority, 4.000%, 9/1/2044, Call 9/1/2029	1,000,000	1,149,887
Montgomery County Industrial Development Authority:
5.000%, 11/15/2036, Call 11/15/2026	4,315,000	5,089,383
5.000%, 12/1/2038, Call 12/1/2025	1,000,000	1,150,126
Pennsylvania Economic Development Financing Authority:
0.200%, 4/1/2034 (1)(4)	3,500,000	3,500,003
0.200%, 8/1/2045 (1)(4)	7,525,000	7,524,755
Pennsylvania Economic Development Financing Authority, AGM, 5.000%, 1/1/2022	305,000	309,574
Pennsylvania Turnpike Commission:
4.000%, 12/1/2023, Call 10/1/2021	50,000	50,027
4.000%, 12/1/2037, Call 12/1/2027	2,975,000	3,446,106

4.000%, 12/1/2046, Call 12/1/2031	0	0
5.000%, 12/1/2037, Call 12/1/2027	1,250,000	1,538,588
5.000%, 12/1/2037, Call 12/1/2029	1,000,000	1,291,331
5.000%, 12/1/2039, Call 12/1/2029	1,000,000	1,286,139
5.000%, 6/1/2042, Call 6/1/2027	5,450,000	6,523,760
5.500%, 12/1/2042, Call 12/1/2026	3,000,000	3,683,589
Pittsburgh School District, BAM SAW, 5.000%, 9/1/2024, Call 9/1/2022	1,000,000	1,048,843

		77,657,908
Rhode Island — 0.3%
Rhode Island Housing & Mortgage Finance Corp., 3.625%, 10/1/2029, Call 10/1/2021	760,000	761,653
Rhode Island Student Loan Authority:
4.000%, 12/1/2022, Call 12/1/2021 (4)	2,885,000	2,909,965
4.250%, 12/1/2025, Call 12/1/2021 (4)	1,025,000	1,033,779
Town of Cumberland, SAW:
4.000%, 3/15/2024	795,000	870,425
4.000%, 3/15/2026, Call 3/15/2024	460,000	502,401

		6,078,223
South Carolina — 1.3%
City of Rock Hill Combined Utility System Revenue, AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	742,193
5.250%, 1/1/2028, Call 1/1/2022	475,000	482,724
County of Dorchester Waterworks & Sewer System Revenue:
5.000%, 10/1/2022	480,000	505,495
5.000%, 10/1/2026, Call 10/1/2022	400,000	420,893
County of Florence, 5.000%, 11/1/2031, Call 11/1/2024	360,000	408,824
Patriots Energy Group Financing Agency:
0.924%, (LIBOR 1 Month), 10/1/2048, Call 11/1/2023 (1)	8,000,000	8,072,846
4.000%, 10/1/2048, Call 11/1/2023 (1)	2,500,000	2,707,437
Piedmont Municipal Power Agency, AGC:
5.000%, 1/1/2030, Call 10/1/2021	450,000	451,613
5.750%, 1/1/2034, Call 10/1/2021	1,000,000	1,004,114
South Carolina Jobs-Economic Development Authority:
5.000%, 7/1/2022	1,735,000	1,804,816
5.000%, 4/1/2038, Call 4/1/2024	2,000,000	2,193,737
South Carolina Public Service Authority, 5.000%, 12/1/2032, Call 12/1/2026	3,265,000	3,961,624
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2030, Call 3/1/2023 (2)	1,500,000	1,609,230

		24,365,546
South Dakota — 0.4%
South Dakota Health & Educational Facilities Authority:
4.250%, 9/1/2023	740,000	768,701
5.000%, 11/1/2022	715,000	755,100
5.000%, 8/1/2023	375,000	409,291
5.000%, 11/1/2023	625,000	689,415
5.000%, 8/1/2024	195,000	221,767
5.000%, 11/1/2024	650,000	746,546
5.000%, 11/1/2025, Call 11/1/2024	600,000	687,685
5.000%, 9/1/2027, Call 9/1/2024	720,000	802,817
South Dakota Housing Development Authority, 3.550%, 11/1/2033, Call 11/1/2022	2,060,000	2,113,401

		7,194,723
Tennessee — 1.8%
Knox County Health Educational & Housing Facility Board, 5.000%, 1/1/2042, Call 1/1/2027	5,815,000	6,956,661
Memphis-Shelby County Industrial Development Board, 4.000%, 4/1/2046, Call 4/1/2031	2,000,000	2,338,543
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board:
5.000%, 11/1/2027, Call 11/1/2021	1,500,000	1,511,061
5.000%, 7/1/2031, Call 7/1/2026	1,000,000	1,205,468
Metropolitan Nashville Airport Authority:
4.000%, 7/1/2049, Call 7/1/2030 (4)	1,250,000	1,438,152
5.000%, 7/1/2044, Call 7/1/2030 (4)	500,000	629,363
Tennergy Corp., 4.000%, 12/1/2051, Call 6/1/2028 (1)	1,000,000	1,195,050
Tennessee Energy Acquisition Corp.:

5.000%, 2/1/2023	5,310,000	5,658,493
5.000%, 5/1/2052, Call 8/1/2031 (1)	1,000,000	1,336,246
5.250%, 9/1/2021	3,810,000	3,810,000
5.250%, 9/1/2022	250,000	262,446
Tennessee Housing Development Agency:
3.500%, 7/1/2050, Call 7/1/2029	5,705,000	6,334,705
3.500%, 7/1/2050, Call 7/1/2029	2,425,000	2,683,906

		35,360,094
Texas — 4.6%
Bexar County Health Facilities Development Corp., 5.000%, 7/15/2033, Call 7/15/2023	1,000,000	1,113,891
Bexar County Hospital District:
5.000%, 2/15/2034, Call 2/15/2028	1,000,000	1,246,443
5.000%, 2/15/2038, Call 2/15/2028	1,250,000	1,546,609
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	970,553
City of Beaumont Waterworks & Sewer System Revenue, BAM:
5.000%, 9/1/2026, Call 9/1/2025	1,000,000	1,181,660
5.000%, 9/1/2027, Call 9/1/2025	600,000	706,903
5.000%, 9/1/2030, Call 9/1/2025	1,000,000	1,175,565
City of Houston Airport System Revenue:
5.000%, 7/1/2030, Call 7/1/2028	1,375,000	1,743,448
5.000%, 7/1/2038, Call 7/1/2028	5,000,000	6,241,954
City of Houston Hotel Occupancy Tax & Special Revenue, 5.000%, 9/1/2026, Call 9/1/2024	250,000	282,226
City of Laredo International Toll Bridge System Revenue, AGM:
5.000%, 10/1/2026, Call 10/1/2024	225,000	256,419
5.000%, 10/1/2027, Call 10/1/2024	240,000	272,959
City of San Marcos Electric Utility System Revenue, BAM:
4.500%, 11/1/2028, Call 11/1/2022	600,000	628,143
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,279,180
Clifton Higher Education Finance Corp., PSF:
5.000%, 8/15/2026, Call 8/15/2025	675,000	795,241
5.000%, 8/15/2027, Call 8/15/2025	545,000	640,911
5.000%, 8/15/2028, Call 8/15/2025	835,000	980,152
5.000%, 8/15/2029, Call 8/15/2025	335,000	393,235
5.000%, 8/15/2030, Call 8/15/2025	1,250,000	1,467,294
Corpus Christi Business & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,038,894
County of Bexar, AGM, 5.000%, 8/15/2031, Call 8/15/2024	1,280,000	1,446,197
Crane County Water District:
5.000%, 2/15/2026, Call 2/15/2025	915,000	1,055,191
5.000%, 2/15/2030, Call 2/15/2025	1,000,000	1,161,696
Dallas/Fort Worth International Airport:
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,056,083
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,201,542
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,327,389
Fort Bend Independent School District, PSF, 1.950%, 8/1/2049 (1)	1,125,000	1,142,363
Georgetown Independent School District, PSF:
5.000%, 8/15/2027	1,000,000	1,256,026
5.000%, 8/15/2028	1,000,000	1,289,490
Grand Parkway Transportation Corp., 0.000%, 10/1/2030, Call 10/1/2028 (2)	1,000,000	1,165,282
Gulf Coast Authority, AGM:
5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,502,907
5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,581,731
Harris County Cultural Education Facilities Finance Corp., 0.010%, 10/1/2041, Call 9/15/2021 (1)	500,000	500,000
Harris County Municipal Utility District No. 165, BAM, 5.000%, 3/1/2025	400,000	461,906
Lancaster Independent School District, BAM, 4.000%, 2/15/2029, Call 2/15/2025	3,000,000	3,341,103
Lower Colorado River Authority:
5.000%, 5/15/2026, Call 5/15/2025	695,000	812,926
5.000%, 5/15/2027, Call 5/15/2025	1,355,000	1,581,641
5.000%, 5/15/2036, Call 5/15/2029	1,500,000	1,902,019
New Hope Cultural Education Facilities Finance Corp.:
4.000%, 11/15/2021	315,000	316,827
5.000%, 11/15/2031, Call 11/15/2024	850,000	942,402
5.000%, 8/15/2036, Call 10/1/2021 (3)	1,700,000	1,704,296

5.125%, 8/15/2047, Call 10/1/2021 (3)	1,260,000	1,262,936
5.500%, 8/15/2036, Call 10/1/2021	1,000,000	1,003,050
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2024	440,000	480,652
North Texas Tollway Authority:
4.000%, 1/1/2036, Call 1/1/2029	1,000,000	1,187,590
5.000%, 1/1/2027, Call 1/1/2025	2,090,000	2,412,306
5.000%, 1/1/2048, Call 1/1/2028	5,000,000	6,121,356
Pleasanton Independent School District, PSF, 5.000%, 8/15/2029, Call 8/15/2024	1,000,000	1,132,048
San Antonio Municipal Facilities Corp., 5.000%, 8/15/2036, Call 10/1/2021	500,000	501,870
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 10/1/2028, Call 10/1/2023	2,030,000	2,224,709
5.000%, 11/15/2037, Call 11/15/2027	2,175,000	2,618,778
5.000%, 5/15/2045, Call 5/15/2024	5,145,000	5,570,926
5.000%, 11/15/2046, Call 11/15/2026	2,000,000	2,313,730
5.000%, 11/15/2046, Call 11/15/2027	1,250,000	1,481,697
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2025	700,000	830,227
5.000%, 12/15/2030	1,900,000	2,506,002
5.000%, 12/15/2031	1,350,000	1,807,477
Waco Independent School District, PSF:
4.000%, 8/15/2028, Call 8/15/2024	1,000,000	1,112,446
4.000%, 8/15/2029, Call 8/15/2024	2,380,000	2,647,621

		88,926,118
U. S. Virgin Islands — 0.2%
Virgin Islands Public Finance Authority:
5.000%, 9/1/2030, Call 9/1/2025 (3)	2,320,000	2,652,518
5.000%, 9/1/2033, Call 9/1/2025 (3)	1,000,000	1,140,732

		3,793,250
Utah — 0.4%
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	335,332
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,584,700
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,341,652
Utah Charter School Finance Authority, UT, 5.250%, 10/15/2028, Call 10/15/2023	480,000	530,159
Utah Infrastructure Agency, AGM:
5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,006,278
5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,308,317

		7,106,438
Vermont — 0.0%
Vermont Housing Finance Agency, GNMA/FNMA/FHLMC, 4.000%, 11/1/2043, Call 5/1/2023	370,000	389,827
Virginia — 0.5%
City of Chesapeake Chesapeake Expressway Toll Road Revenue, 5.000%, 7/15/2022	500,000	520,489
Henrico County Economic Development Authority, 5.000%, 10/1/2037, Call 10/1/2024	1,000,000	1,132,372
Henrico County Economic Development Authority, AGM, 0.170%, 8/23/2027, Call 9/15/2021 (1)(5)	50,000	49,875
Stafford County Economic Development Authority:
5.000%, 6/15/2028, Call 6/15/2026	1,000,000	1,194,041
5.000%, 6/15/2030, Call 6/15/2026	700,000	827,798
Virginia College Building Authority, 5.000%, 2/1/2031, Call 2/1/2027	2,200,000	2,688,069
Virginia Small Business Financing Authority, 5.000%, 7/1/2049, Call 1/1/2022 (4)	2,500,000	2,536,980

		8,949,624
Washington — 1.6%
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	207,721
FYI Properties, 5.000%, 6/1/2031, Call 6/1/2028	5,000,000	6,131,549
King County Housing Authority, County Guarantee:
5.200%, 5/1/2028, Call 10/1/2021	350,000	354,512
5.500%, 12/1/2028, Call 10/1/2021	1,000,000	1,005,154
King County Public Hospital District No. 1, 5.000%, 12/1/2031, Call 12/1/2026	4,000,000	4,829,247
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,245,246
Port of Bellingham, 5.250%, 12/1/2022, Call 9/21/2021	1,060,000	1,062,761

Port of Seattle, 4.000%, 4/1/2044, Call 4/1/2029 (4)	1,000,000	1,136,594
Snohomish County Housing Authority, 5.000%, 4/1/2031, Call 4/1/2029	1,000,000	1,249,536
Spokane County School District No. 81 Spokane, School Bond Gty, 5.000%, 12/1/2030, Call 12/1/2021	650,000	657,887
Washington Health Care Facilities Authority, 5.000%, 10/1/2030, Call 10/1/2022	750,000	789,174
Washington State Housing Finance Commission:
2.375%, 1/1/2026, Call 10/1/2021 (3)	1,000,000	1,001,034
5.000%, 1/1/2029, Call 1/1/2026 (3)	840,000	992,604
5.000%, 1/1/2036, Call 1/1/2025 (3)	2,125,000	2,353,797
5.000%, 1/1/2038, Call 1/1/2026 (3)	2,000,000	2,323,455
5.000%, 1/1/2044, Call 7/1/2026 (3)	1,000,000	1,139,171
5.000%, 1/1/2049, Call 7/1/2026 (3)	1,000,000	1,135,718
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC, 3.050%, 6/1/2022 (4)	750,000	764,095
WBRP 3.2:
5.000%, 1/1/2026, Call 7/1/2025	750,000	880,555
5.000%, 1/1/2031, Call 7/1/2025	940,000	1,097,374

		31,357,184
West Virginia — 0.3%
West Virginia Hospital Finance Authority:
5.000%, 9/1/2031, Call 9/1/2029	0	0
5.000%, 9/1/2032, Call 9/1/2029	0	0
5.000%, 6/1/2042, Call 6/1/2027	3,665,000	4,375,907
5.000%, 1/1/2043, Call 1/1/2029	1,750,000	2,130,849

		6,506,756
Wisconsin — 2.4%
City of Oak Creek, 3.000%, 6/1/2027, Call 6/1/2025	100,000	109,009
Public Finance Authority:
0.200%, 6/1/2023 (1)(4)	1,140,000	1,139,963
0.200%, 10/1/2025 (1)(4)	1,750,000	1,749,943
0.200%, 9/1/2027 (1)(4)	1,000,000	999,967
4.000%, 1/1/2046, Call 1/1/2027	2,000,000	2,223,791
5.000%, 11/15/2029	2,500,000	3,089,631
5.000%, 11/15/2030	1,620,000	2,027,996
5.000%, 7/1/2037, Call 7/1/2024	820,000	896,643
5.000%, 11/15/2041, Call 11/15/2027	250,000	306,622
5.000%, 7/1/2047, Call 7/1/2024	1,000,000	1,084,789
5.125%, 7/15/2037, Call 7/15/2027 (3)	2,500,000	2,859,051
State of Wisconsin:
4.000%, 5/1/2027, Call 5/1/2022	800,000	820,755
5.000%, 3/1/2023, Call 10/1/2021	2,000,000	2,007,815
5.000%, 5/1/2027, Call 5/1/2022	25,000	25,806
5.000%, 5/1/2027, Call 5/1/2022	1,580,000	1,631,474
Wisconsin Center District:
0.000%, 12/15/2033, Call 6/15/2026	2,200,000	1,546,743
0.000%, 12/15/2034, Call 6/15/2026	6,665,000	4,473,024
Wisconsin Center District, AGM:
5.250%, 12/15/2023	265,000	279,425
5.250%, 12/15/2023	145,000	157,456
5.250%, 12/15/2027	420,000	510,775
5.250%, 12/15/2027	1,510,000	1,825,495
Wisconsin Health & Educational Facilities Authority:
4.750%, 10/15/2029, Call 10/15/2021	605,000	608,329
5.000%, 10/1/2022	750,000	787,399
5.000%, 12/15/2022	500,000	530,887
5.000%, 12/15/2023	500,000	553,859
5.000%, 12/15/2024	500,000	575,635
5.000%, 3/1/2025, Call 3/1/2024	315,000	338,723
5.000%, 8/15/2027, Call 8/15/2022	500,000	523,079
5.000%, 12/15/2028, Call 12/15/2024	100,000	114,737
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,778,470
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	4,757,965
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,032,777
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,230,793

5.125%, 4/15/2031, Call 4/15/2023	250,000	269,557

		46,868,383

Total Municipals (identified cost $1,672,356,552)		1,808,903,881
Mutual Funds — 0.9%
Nuveen New York AMT-Free Municipal Credit Income Fund	10,000,000	10,000,000
Nuveen New York AMT-Free Quality Municipal Income Fund	7,000,000	7,000,000

Total Mutual Funds (identified cost $17,000,000)		17,000,000

Short-Term Investments — 3.6%

Repurchase Agreements — 3.6%
Agreement with Fixed Income Clearing Corp., 0.040%, dated 08/31/2021, to be repurchased at $69,371,383 on 09/01/2021, collateralized by a U.S. Government Treasury Obligation with various maturities to 01/15/2030, with a fair value of $70,758,805.	69,371,306	69,371,306

Total Short-Term Investments (identified cost $69,371,306)		69,371,306

Total Investments — 98.1% (identified cost $1,758,727,858)		1,895,275,187

Other Assets and Liabilities — 1.9%		37,027,047

Total Net Assets — 100.0%		$1,932,302,234

(1)

Denotes a variable rate security. The rate shown is the current interest rate as of August 31, 2021. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(2)

Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

(3)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At August 31, 2021 these securities amounted to:

Fund	Amount	% of Total Net Assets
Intermediate Tax-Free Fund	$68,126,755	3.53

(4)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund portfolio represents 9.51%, as calculated based upon total portfolio market value.
(5)

Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

Short Tax-Free Fund

Description	Shares or Principal Amount	Value

Municipals — 98.1%

Alabama — 5.0%
Black Belt Energy Gas District:
0.906%, (LIBOR 1 Month), 12/1/2048, Call 9/1/2023 (1)	$1,000,000	$1,008,208
4.000%, 6/1/2023	1,000,000	1,065,257
City of Oxford, 0.160%, 9/1/2041, Call 9/15/2021 (1)	1,745,000	1,745,000
Columbia Industrial Development Board:
0.020%, 12/1/2037, Call 9/15/2021 (1)	500,000	500,000
0.020%, 12/1/2037, Call 9/15/2021 (1)	100,000	100,000
Lower Alabama Gas District, 4.000%, 12/1/2050, Call 9/1/2025 (1)	600,000	683,774
Southeast Energy Authority A Cooperative District, 4.000%, 6/1/2026	1,265,000	1,464,007

		6,566,246

California — 7.3%
Bay Area Toll Authority, 1.120%, (SIFMA Municipal Swap Index Yield), 4/1/2045, Call 10/1/2023 (1)	500,000	508,573
California Infrastructure & Economic Development Bank, 0.200%, 1/1/2050, Call 2/1/2022 (1)(2)(3)	440,000	440,031
California Municipal Finance Authority:
0.200%, 10/1/2045 (1)(3)	2,000,000	2,000,000
0.220%, 7/1/2041 (1)(3)	1,250,000	1,250,041
5.000%, 2/1/2022	1,000,000	1,019,960
California Pollution Control Financing Authority, 0.180%, 8/1/2023 (1)(2)(3)	945,000	944,969
California Public Finance Authority:
5.000%, 10/15/2021	350,000	351,868
5.000%, 10/15/2022	300,000	314,936
California Statewide Communities Development Authority, CMI, 3.500%, 11/1/2021	45,000	45,115
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2022	875,000	898,550
Golden State Tobacco Securitization Corp., 5.000%, 6/1/2022	1,000,000	1,035,442
Palomar Health, 5.000%, 11/1/2022	375,000	394,628
Sacramento Redevelopment Agency Successor Agency, BAM, 5.000%, 12/1/2022	385,000	407,373

		9,611,486

Colorado — 3.2%
Colorado Educational & Cultural Facilities Authority, 5.000%, 10/1/2021	1,000,000	1,003,765
Colorado Health Facilities Authority:
5.000%, 6/1/2022	250,000	258,955
5.000%, 8/1/2049, Call 2/1/2025 (1)	1,000,000	1,150,236
E-470 Public Highway Authority, 0.384%, (SOFR), 9/1/2039, Call 6/1/2024 (1)	1,000,000	1,001,914
University of Colorado Hospital Authority, 5.000%, 11/15/2038, Call 9/20/2021 (1)	750,000	756,888

		4,171,758

Connecticut — 1.7%
City of New Haven, AGM, 5.000%, 8/1/2024	1,000,000	1,133,514
State of Connecticut, 5.000%, 4/15/2023	1,000,000	1,079,269

		2,212,783

District of Columbia — 0.9%
Metropolitan Washington Airports Authority, 5.000%, 10/1/2024 (3)	1,000,000	1,143,616

Florida — 2.0%
City of Atlantic Beach, 3.250%, 11/15/2024, Call 10/1/2021	1,155,000	1,157,334
City of Orlando, AGM, 4.000%, 11/1/2021	460,000	462,586
Sarasota County Health Facilities Authority, 5.000%, 1/1/2022	500,000	506,474
St. Johns County Industrial Development Authority:
4.000%, 12/15/2024	145,000	157,846
4.000%, 12/15/2025	180,000	199,479

4.000%, 12/15/2026	185,000	207,915

		2,691,634

Georgia — 7.1%
Bartow County Development Authority:
1.550%, 8/1/2043 (1)	500,000	506,116
2.050%, 9/1/2029 (1)	500,000	501,890
Burke County Development Authority:
0.020%, 11/1/2052, Call 9/15/2021 (1)	500,000	500,000
2.925%, 11/1/2048 (1)	1,250,000	1,329,803
City of Atlanta, 5.000%, 1/1/2022	700,000	711,185
Development Authority of Burke County, 0.030%, 11/1/2048, Call 9/15/2021 (1)	2,000,000	2,000,000
Main Street Natural Gas, Inc.:
0.814%, (LIBOR 1 Month), 4/1/2048, Call 6/1/2023 (1)	1,500,000	1,507,625
5.000%, 5/15/2024	1,250,000	1,404,590
Municipal Electric Authority of Georgia, 5.000%, 1/1/2023	875,000	930,294

		9,391,503

Guam — 0.4%
Territory of Guam, 5.000%, 12/1/2022	500,000	528,732

Illinois — 17.2%
Chicago Housing Authority, HUD SEC 8, 5.000%, 1/1/2023	1,000,000	1,054,095
Chicago O’Hare International Airport:
5.000%, 1/1/2022	100,000	101,622
5.000%, 1/1/2022	200,000	203,216
Chicago Park District:
5.000%, 1/1/2022	250,000	253,842
5.000%, 1/1/2022	500,000	507,685
City of Chicago, 5.000%, 1/1/2024	340,000	375,085
City of Chicago Wastewater Transmission Revenue, 5.000%, 1/1/2022	500,000	507,955
City of Chicago Waterworks Revenue, 5.000%, 11/1/2021	1,795,000	1,809,167
Cook County School District No 99 Cicero, 5.000%, 12/1/2023	575,000	630,463
County of Cook, 5.000%, 11/15/2021	720,000	727,165
County of Cook Sales Tax Revenue, 5.000%, 11/15/2024, Call 11/15/2022	810,000	857,335
DuPage County Community Consolidated School District No 93 Carol Stream, 4.000%, 1/1/2026	400,000	460,419
Illinois Finance Authority:
0.720%, (SIFMA Municipal Swap Index Yield), 5/1/2042, Call 5/1/2025 (1)	1,250,000	1,253,572
5.000%, 11/15/2021	400,000	403,889
5.000%, 1/1/2022	150,000	152,366
5.000%, 7/15/2022	750,000	781,946
5.000%, 11/15/2022	555,000	586,739
5.000%, 12/1/2022	290,000	305,690
5.000%, 5/15/2023	250,000	268,472
5.000%, 5/15/2024	450,000	501,841
Illinois Housing Development Authority, 1.900%, 10/1/2022 (1)	500,000	500,701
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2023	1,000,000	1,063,471
Northern Illinois University, BAM:
5.000%, 4/1/2025	400,000	460,912
5.000%, 10/1/2025	310,000	362,946
5.000%, 10/1/2026	250,000	300,502
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2023	1,165,000	1,262,391
Sales Tax Securitization Corp., 5.000%, 1/1/2023	1,000,000	1,062,778
State of Illinois:
4.000%, 3/1/2024	1,000,000	1,088,841
5.000%, 11/1/2022	2,000,000	2,110,091
5.000%, 3/1/2025	500,000	576,400
University of Illinois, 5.000%, 3/15/2022	1,000,000	1,026,121
Village of Bolingbrook, AGM:
4.000%, 3/1/2022	630,000	641,878
4.000%, 3/1/2023	510,000	537,256

		22,736,852

Indiana — 1.2%
City of Boonville, 2.600%, 1/1/2023, Call 10/1/2021	190,000	190,759

City of Whiting, 5.000%, 12/1/2044 (1)(3)	1,000,000	1,211,854
Indiana Finance Authority, 5.250%, 10/1/2022, Call 10/1/2021	150,000	150,617

		1,553,230

Iowa — 1.5%
City of Waverly, 2.500%, 12/31/2022, Call 7/1/2022	500,000	505,810
County of Louisa, 0.040%, 10/1/2024, Call 9/15/2021 (1)	300,000	300,000
PEFA, Inc., 5.000%, 9/1/2049, Call 6/1/2026 (1)	1,000,000	1,202,669

		2,008,479

Kentucky — 2.5%
Kentucky Asset Liability Commission, 5.000%, 9/1/2023	500,000	547,150
Kentucky Economic Development Finance Authority, 2.700%, 5/1/2039 (1)	1,000,000	1,004,468
Kentucky Public Energy Authority:
1.184%, (LIBOR 1 Month), 12/1/2049, Call 3/1/2025 (1)	1,000,000	1,024,091
4.000%, 7/1/2023	750,000	799,804

		3,375,513

Louisiana — 0.0%
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 10/1/2021	5,000	5,113

Maryland — 0.4%
City of Rockville, 5.000%, 11/1/2022	500,000	519,870

Massachusetts — 2.4%
Commonwealth of Massachusetts, 1.700%, 8/1/2043 (1)	1,235,000	1,252,497
Massachusetts Development Finance Agency:
5.000%, 7/1/2022	315,000	327,522
5.000%, 7/1/2024	260,000	292,508
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000%, 1/1/2039, Call 1/1/2023 (1)	1,255,000	1,334,830

		3,207,357

Michigan — 1.4%
Great Lakes Water Authority Water Supply System Revenue, 5.000%, 7/1/2023	800,000	870,327
Michigan Finance Authority, 3.500%, 11/15/2044 (1)	1,000,000	1,035,487

		1,905,814

Mississippi — 2.0%
Mississippi Business Finance Corp.:
0.250%, 5/1/2037, Call 11/1/2021 (1)	500,000	500,016
2.200%, 3/1/2027 (1)(3)	1,250,000	1,313,647
State of Mississippi, 5.000%, 10/15/2024	750,000	854,674

		2,668,337

Missouri — 0.8%
Health & Educational Facilities Authority of the State of Missouri, 5.000%, 2/1/2022	250,000	254,824
Missouri Development Finance Board:
5.000%, 3/1/2025	425,000	485,524
5.000%, 3/1/2026	300,000	352,186

		1,092,534

Nebraska — 0.8%
Central Plains Energy Project, 5.000%, 3/1/2050, Call 10/1/2023 (1)	1,000,000	1,100,775

Nevada — 1.9%
City of Carson City, 5.000%, 9/1/2022	500,000	523,493
City of North Las Vegas NV, AGM, 5.000%, 6/1/2023	1,000,000	1,084,149
City of Sparks NV, 2.500%, 6/15/2024 (2)	345,000	351,094
State of Nevada Department of Business & Industry, 0.250%, 1/1/2050, Call 2/1/2022 (1)(2)(3)	500,000	500,138

		2,458,874

New Hampshire — 0.5%
New Hampshire Business Finance Authority:
4.000%, 1/1/2025	290,000	322,463
4.000%, 1/1/2026	265,000	301,385

		623,848

New Jersey — 3.9%
New Jersey Economic Development Authority:
5.000%, 11/1/2021	400,000	403,130

5.000%, 6/15/2024	300,000	338,753
New Jersey Health Care Facilities Financing Authority:
5.000%, 7/1/2022	790,000	821,878
5.000%, 10/1/2026	650,000	791,213
New Jersey Transportation Trust Fund Authority:
5.000%, 12/15/2023	250,000	277,006
5.000%, 6/15/2026	250,000	301,679
State of New Jersey, 5.000%, 6/1/2025	1,000,000	1,169,467
Tobacco Settlement Financing Corp., 5.000%, 6/1/2022	1,000,000	1,035,489

		5,138,615

New Mexico — 0.8%
New Mexico Hospital Equipment Loan Council, 2.375%, 7/1/2024, Call 9/13/2021	1,000,000	1,000,708

New York — 8.7%
City of New York NY, 0.110%, 4/1/2042, Call 9/15/2021 (1)	3,000,000	3,000,000
East Ramapo Central School District, SAW, 1.250%, 5/5/2022	600,000	603,460
Long Island Power Authority, 0.817%, (LIBOR 1 Month), 5/1/2033, Call 10/1/2022 (1)	1,000,000	1,003,098
Metropolitan Transportation Authority:
5.000%, 9/1/2022	1,500,000	1,570,442
5.000%, 2/1/2023	750,000	800,067
5.000%, 11/15/2048 (1)	1,000,000	1,140,965
Metropolitan Transportation Authority, AGM, 0.584%, (SOFR), 11/1/2032, Call 1/1/2024 (1)	500,000	503,418
New York State Dormitory Authority, 5.000%, 12/1/2022 (2)	600,000	634,633
New York State Housing Finance Agency, SONYMA, 1.875%, 5/1/2050, Call 9/21/2021 (1)	30,000	30,027
New York Transportation Development Corp., 5.000%, 12/1/2023 (3)	250,000	275,060
Triborough Bridge & Tunnel Authority, 0.414%, (SOFR), 1/1/2032, Call 11/1/2023 (1)	2,000,000	2,000,625

		11,561,795

North Carolina — 0.7%
North Carolina Eastern Municipal Power Agency, FGIC, 3.144%, 1/1/2025 (1)(4)	600,000	591,081
North Carolina Medical Care Commission, 5.000%, 10/1/2022	350,000	367,615

		958,696

Ohio — 3.2%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	805,000	812,376
American Municipal Power, Inc., 2.300%, 2/15/2038, Call 10/1/2021 (1)	1,000,000	1,001,654
County of Hamilton, 5.000%, 1/1/2022	465,000	471,695
Port of Greater Cincinnati Development Authority, 3.000%, 5/1/2023, Call 5/1/2022	1,000,000	1,001,405
State of Ohio, 0.120%, 11/1/2035 (1)	1,000,000	1,000,000

		4,287,130

Oklahoma — 0.5%
Oklahoma Development Finance Authority, 1.625%, 7/6/2023, Call 6/30/2022 (3)	600,000	605,729

Pennsylvania — 5.2%
Berks County Industrial Development Authority, 5.000%, 11/1/2022	250,000	258,772
Commonwealth Financing Authority, 5.000%, 6/1/2022	1,000,000	1,035,850
Delaware County Industrial Development Authority, 0.010%, 9/1/2045, Call 9/15/2021 (1)	1,200,000	1,200,000
Delaware Valley Regional Finance Authority, 0.080%, 11/1/2055, Call 9/15/2021 (1)	2,000,000	2,000,000
Montgomery County Industrial Development Authority:
4.000%, 12/1/2022	250,000	260,480
5.000%, 12/1/2023	320,000	350,774
Northampton County General Purpose Authority, 1.107%, (LIBOR 1 Month), 8/15/2048, Call 2/15/2023 (1)	1,000,000	1,005,792
Pennsylvania Economic Development Financing Authority, 0.200%, 8/1/2045 (1)(3)	750,000	749,976

		6,861,644

South Carolina — 0.8%
Patriots Energy Group Financing Agency, 0.924%, (LIBOR 1 Month), 10/1/2048, Call 11/1/2023 (1)	1,000,000	1,009,106

Tennessee — 2.4%

Shelby County Health Educational & Housing Facilities Board, AGM, 0.010%, 6/1/2042, Call 9/15/2021 (1)	600,000	600,000
Tennergy Corp., 5.000%, 2/1/2050, Call 7/1/2024 (1)	585,000	664,849
Tennessee Energy Acquisition Corp.:
4.000%, 5/1/2048, Call 2/1/2023 (1)	1,000,000	1,056,366
5.000%, 2/1/2023	790,000	841,847
5.250%, 9/1/2021	55,000	55,000

		3,218,062

Texas — 5.2%
City of Dallas Housing Finance Corp., 1.500%, 4/1/2023 (1)	900,000	906,655
Deer Park Independent School District, PSF, 0.280%, 10/1/2042 (1)	1,750,000	1,750,157
Fort Bend Independent School District, PSF, 1.950%, 8/1/2049 (1)	830,000	842,810
Irving Hospital Authority, 5.000%, 10/15/2022	215,000	226,377
New Hope Cultural Education Facilities Finance Corp., 4.000%, 11/15/2021	315,000	316,827
North Texas Tollway Authority, 5.000%, 1/1/2022	250,000	254,020
Tarrant County Cultural Education Facilities Finance Corp., 5.000%, 11/15/2022	1,000,000	1,054,939
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2025	1,000,000	1,186,039
Texas State University System, 5.000%, 3/15/2022	350,000	359,219

		6,897,043

Virginia — 2.0%
Gloucester County Economic Development Authority, 2.400%, 9/1/2038 (1)(3)	300,000	304,455
Henrico County Economic Development Authority, 5.000%, 10/1/2023	575,000	629,017
Henrico County Economic Development Authority, AGM, 0.170%, 8/23/2027, Call 9/15/2021 (1)(4)	1,000,000	997,500
Virginia Small Business Financing Authority:
3.000%, 12/1/2024	220,000	236,143
3.000%, 12/1/2025	230,000	250,482
3.000%, 12/1/2026	235,000	258,839

		2,676,436

Washington — 1.5%
State of Washington, 5.000%, 2/1/2022	1,000,000	1,020,426
Washington State Housing Finance Commission, 2.375%, 1/1/2026, Call 10/1/2021 (2)	1,000,000	1,001,034

		2,021,460

West Virginia — 1.6%
West Virginia Economic Development Authority, 2.550%, 3/1/2040 (1)	1,000,000	1,052,368
West Virginia Hospital Finance Authority:
5.000%, 1/1/2022	520,000	527,764
5.000%, 1/1/2023	555,000	588,152

		2,168,284

Wisconsin — 1.4%
Public Finance Authority:
0.200%, 6/1/2023 (1)(3)	250,000	249,992
5.000%, 11/15/2021	610,000	615,728
5.000%, 11/15/2022	500,000	527,470
Wisconsin Health & Educational Facilities Authority:
5.000%, 8/15/2022	200,000	209,176
5.000%, 8/15/2023	205,000	223,571

		1,825,937

Total Municipals (identified cost $127,526,989)		129,804,999

Mutual Funds — 1.0%
Nuveen New York AMT-Free Quality Municipal Income Fund (1)	1,400,000	1,400,000

Total Mutual Funds (identified cost $1,400,000)		1,400,000

Short-Term Investments — 0.2%

Repurchase Agreements — 0.2%
Agreement with Fixed Income Clearing Corp., 0.040%, dated 08/31/2021, to be repurchased at $243,356 on 09/01/2021, collateralized by a U.S. Government Treasury Obligation with a maturity of 01/15/2030, with a fair value of $248,227.	243,356	243,356

Total Short-Term Investments (identified cost $243,356)		243,356

Total Investments — 99.3% (identified cost $129,170,345)		131,448,355

Other Assets and Liabilities — 0.7%		879,276

Total Net Assets — 100.0%		$132,327,631

(1)

Denotes a variable rate security. The rate shown is the current interest rate as of August 31, 2021. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(2)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At August 31, 2021 these securities amounted to:

Fund	Amount	% of Total Net Assets
Short Tax-Free Fund	$3,871,899	2.93

(3)	Securities that are subject to alternative minimum tax of the Intermediate Short Tax-Free Fund portfolio represents 8.36%, as calculated based upon total portfolio market value.
(4)

Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

Ultra Short Tax-Free Fund

Description	Shares or Principal Amount	Value

Municipals — 93.7%

Alabama — 3.4%
Alabama Housing Finance Authority, 1.500%, 11/1/2022 (1)	$3,000,000	$3,024,551
Birmingham Airport Authority, BAM:
5.000%, 7/1/2023	225,000	244,866
5.000%, 7/1/2024	325,000	368,786
Black Belt Energy Gas District:
0.906%, (LIBOR 1 Month), 12/1/2048, Call 9/1/2023 (1)	4,500,000	4,536,935
4.000%, 6/1/2022	1,000,000	1,028,387
Chatom Industrial Development Board, 0.250%, 8/1/2037 (1)	5,600,000	5,600,000
Columbia Industrial Development Board, 0.020%, 12/1/2037, Call 9/15/2021 (1)	2,200,000	2,200,000
Industrial Development Board of the City of Mobile Alabama, 0.020%, 6/1/2034, Call 9/15/2021 (1)	2,400,000	2,400,000

		19,403,525
Alaska — 0.9%
Alaska Municipal Bond Bank Authority, 5.000%, 12/1/2023	955,000	1,057,549
City of Valdez, 0.040%, 5/1/2031, Call 9/15/2021 (1)	4,300,000	4,300,000

		5,357,549
Arizona — 0.4%
Maricopa County Pollution Control Corp., 1.050%, 1/1/2038 (1)	2,250,000	2,263,239

California — 6.7%
Bay Area Toll Authority, 1.120%, (SIFMA Municipal Swap Index Yield), 4/1/2045, Call 10/1/2023 (1)	1,750,000	1,780,006
California County Tobacco Securitization Agency, 4.000%, 6/1/2022	250,000	257,023
California Infrastructure & Economic Development Bank, 0.200%, 1/1/2050, Call 2/1/2022 (1)(2)(3)	6,565,000	6,565,454
California Municipal Finance Authority:
0.300%, 7/1/2051 (1)(3)	3,600,000	3,600,501
0.700%, 12/1/2044 (1)(3)	3,000,000	3,031,585
California Pollution Control Financing Authority:
0.180%, 8/1/2023 (1)(2)(3)	2,360,000	2,359,923
0.200%, 11/1/2042 (1)(2)(3)	1,400,000	1,400,001
0.600%, 8/1/2040 (1)	4,225,000	4,228,948
Contra Costa County Schools Pooled Notes, 2.000%, 12/1/2021	3,890,000	3,905,947
Santa Clara Valley Transportation Authority, 0.010%, 4/1/2036, Call 9/15/2021 (1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates, 0.070%, 8/1/2051, Call 8/1/2029 (1)(2)	8,590,000	8,590,000

		38,719,388
Colorado — 1.1%
Colorado Health Facilities Authority, 5.000%, 6/1/2022	1,000,000	1,035,819
Colorado School of Mines, 0.564%, (LIBOR 1 Month), 2/1/2023, Call 8/1/2022 (1)	1,145,000	1,142,968
E-470 Public Highway Authority, 0.384%, (SOFR), 9/1/2039, Call 6/1/2024 (1)	4,000,000	4,007,658

		6,186,445
Connecticut — 1.8%
City of Bridgeport, 1.500%, 12/9/2021	2,000,000	2,005,007
City of New Haven:
5.000%, 2/1/2022	350,000	356,172
5.000%, 8/1/2022	1,025,000	1,064,805
City of New Haven, AGM:
5.000%, 2/1/2023	580,000	618,578
5.000%, 8/1/2023	1,080,000	1,176,579

Connecticut Housing Finance Authority, 0.500%, 5/15/2060, Call 10/1/2021 (1)	5,000,000	5,000,297

		10,221,438
Florida — 1.4%
City of Atlantic Beach, 3.000%, 11/15/2023, Call 10/1/2021	2,000,000	2,003,722
County of Escambia, 0.020%, 4/1/2039, Call 9/15/2021 (1)	2,100,000	2,100,000
Miami-Dade County Housing Finance Authority, 0.600%, 12/1/2022, Call 9/21/2021 (1)	1,000,000	1,000,200
Miami-Dade County Industrial Development Authority, 0.020%, 5/1/2046, Call 9/15/2021 (1)	3,200,000	3,200,000

		8,303,922
Georgia — 5.8%
Bartow County Development Authority, 2.050%, 9/1/2029 (1)	1,400,000	1,405,291
Burke County Development Authority:
0.020%, 7/1/2049, Call 9/15/2021 (1)	800,000	800,000
1.550%, 12/1/2049 (1)	3,000,000	3,036,697
2.250%, 10/1/2032 (1)	4,000,000	4,131,446
Development Authority of Burke County, 0.030%, 11/1/2048, Call 9/15/2021 (1)	8,000,000	8,000,000
Development Authority of Monroe County, 1.500%, 1/1/2039 (1)	2,000,000	2,064,298
Floyd County Development Authority, 0.030%, 9/1/2026, Call 9/15/2021 (1)	2,500,000	2,500,000
Main Street Natural Gas, Inc.:
0.590%, (SIFMA Municipal Swap Index Yield), 8/1/2048, Call 9/1/2023 (1)	5,000,000	5,019,205
0.814%, (LIBOR 1 Month), 4/1/2048, Call 6/1/2023 (1)	5,000,000	5,025,416
Municipal Electric Authority of Georgia:
5.000%, 1/1/2022	380,000	385,995
5.000%, 1/1/2023	805,000	855,871

		33,224,219
Illinois — 10.8%
Chicago O’Hare International Airport:
5.000%, 1/1/2023 (3)	1,000,000	1,062,778
5.000%, 1/1/2023 (3)	825,000	876,791
Chicago Park District:
5.000%, 1/1/2023	4,780,000	5,083,385
5.000%, 1/1/2023, Call 1/1/2022	285,000	289,363
City of Chicago:
5.000%, 1/1/2022	300,000	304,611
5.000%, 1/1/2023	400,000	423,973
City of Chicago Waterworks Revenue, 5.000%, 11/1/2021	1,280,000	1,290,102
Cook County Community Unit School District No 401 Elmwood Park, 3.000%, 12/1/2021	715,000	719,997
Cook County School District No 99 Cicero, 5.000%, 12/1/2021	575,000	581,728
Illinois Development Finance Authority, 0.550%, 11/1/2044, Call 10/1/2021 (1)(3)	5,000,000	5,003,194
Illinois Finance Authority:
0.700%, 5/1/2040 (1)	2,800,000	2,805,946
0.720%, (SIFMA Municipal Swap Index Yield), 5/1/2042, Call 5/1/2025 (1)	1,000,000	1,002,857
0.770%, (SIFMA Municipal Swap Index Yield), 1/1/2046, Call 7/1/2022 (1)	2,060,000	2,061,377
5.000%, 10/1/2023	250,000	272,884
5.000%, 10/1/2024	250,000	283,262
Illinois Housing Development Authority, 1.900%, 10/1/2022 (1)	1,790,000	1,792,509
Northern Illinois University, BAM, 5.000%, 4/1/2024	500,000	557,648
Sales Tax Securitization Corp., 5.000%, 1/1/2025	500,000	574,053
Sangamon County School District No 186 Springfield, AGM:
4.000%, 6/1/2022	750,000	767,461
4.000%, 6/1/2023	1,000,000	1,061,813
State of Illinois:
4.000%, 3/1/2022	1,000,000	1,018,884
4.000%, 3/1/2023	1,050,000	1,107,668
5.000%, 10/1/2021	1,500,000	1,505,831
5.000%, 11/1/2021	7,000,000	7,055,362
5.000%, 2/1/2022	6,040,000	6,159,939
5.000%, 12/1/2022	1,000,000	1,058,591
5.125%, 5/1/2022	500,000	516,260
5.375%, 5/1/2023	250,000	270,866
5.500%, 5/1/2024	500,000	566,784
Tender Option Bond Trust Receipts/Certificates:

0.120%, 12/1/2027 (1)(2)	10,000,000	10,000,000
0.120%, 12/1/2027 (1)(2)	5,000,000	5,000,000
Will County Community High School District No 210 Lincoln-Way, AGM, 4.000%, 1/1/2022	975,000	986,506
Will County Community Unit School District No 201-U Crete-Monee, NATL-RE:
0.000%, 11/1/2021	25,000	24,990
0.000%, 11/1/2021	410,000	409,671

		62,497,084
Indiana — 1.3%
City of Rockport:
1.350%, 7/1/2025 (1)	1,000,000	1,010,663
1.350%, 7/1/2025 (1)	1,000,000	1,010,663
City of Whiting, 5.000%, 11/1/2045 (1)(3)	1,345,000	1,421,152
Indiana Finance Authority, 0.010%, 2/1/2037, Call 9/15/2021 (1)	775,000	775,000
Indianapolis Local Public Improvement Bond Bank:
5.000%, 6/1/2022	1,145,000	1,185,872
5.000%, 6/1/2023	1,000,000	1,082,128
Lafayette School Corp., SAW, 4.000%, 1/15/2022	850,000	861,305

		7,346,783
Iowa — 1.4%
City of Waverly, 2.500%, 12/31/2022, Call 7/1/2022	3,500,000	3,540,668
Iowa Finance Authority:
0.595%, (SIFMA Municipal Swap Index Yield), 2/15/2035, Call 9/16/2021 (1)(2)	3,790,000	3,790,017
2.875%, 5/15/2049, Call 9/21/2021	940,000	947,682

		8,278,367
Kansas — 0.4%
City of Andover, 1.625%, 10/1/2022, Call 10/1/2021	1,075,000	1,076,275
City of Lenexa, 1.625%, 9/1/2021, Call 8/30/2021	1,000,000	1,000,000
State of Kansas Department of Transportation, 0.367%, (LIBOR 1 Month), 9/1/2021 (1)	400,000	400,000

		2,476,275
Kentucky — 4.8%
City of Ashland, 5.000%, 2/1/2022	475,000	483,919
County of Meade, 0.060%, 8/1/2061, Call 9/15/2021 (1)	3,495,000	3,495,000
County of Owen, 0.700%, 6/1/2040 (1)	2,800,000	2,804,279
Kentucky Public Energy Authority, 1.184%, (LIBOR 1 Month), 12/1/2049, Call 3/1/2025 (1)	5,000,000	5,120,453
Kentucky Rural Water Finance Corp., 1.250%, 2/1/2022, Call 9/27/2021	4,405,000	4,408,011
Louisville/Jefferson County Metropolitan Government, 0.020%, 6/1/2033, Call 9/15/2021 (1)	11,500,000	11,500,000

		27,811,662
Louisiana — 1.5%
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 10/1/2021	340,000	347,677
Louisiana Public Facilities Authority, 0.670%, (SIFMA Municipal Swap Index Yield), 9/1/2057, Call 3/1/2023 (1)	5,000,000	5,011,989
Louisiana Stadium & Exposition District, 4.000%, 7/3/2023, Call 4/1/2023	3,325,000	3,505,949

		8,865,615
Maryland — 0.7%
Maryland Economic Development Corp., 1.700%, 9/1/2022	4,000,000	4,054,574
Massachusetts — 0.1%
Massachusetts Development Finance Agency, 0.440%, (SIFMA Municipal Swap Index Yield), 7/1/2044, Call 9/21/2021 (1)	500,000	500,041

Michigan — 0.6%
Michigan Finance Authority, 3.500%, 11/15/2044 (1)	3,175,000	3,287,672

Minnesota — 0.5%
Minnesota Rural Water Finance Authority, Inc., 0.250%, 8/1/2022, Call 11/1/2021	2,750,000	2,750,459

Mississippi — 1.6%
Mississippi Business Finance Corp., 0.250%, 5/1/2037, Call 11/1/2021 (1)	3,731,000	3,731,122
Mississippi Development Bank:
5.000%, 9/1/2022	250,000	262,004

5.000%, 9/1/2023	700,000	763,801
5.000%, 9/1/2025	400,000	469,705
State of Mississippi:
5.000%, 10/15/2022	1,000,000	1,052,104
5.000%, 10/15/2024	2,735,000	3,116,713

		9,395,449
Nebraska — 1.3%
Central Plains Energy Project, 4.000%, 8/1/2022	1,000,000	1,034,696
Nebraska Public Power District, 0.600%, 1/1/2051, Call 1/1/2023 (1)	6,600,000	6,629,791

		7,664,487
Nevada — 0.9%
County of Washoe NV, 0.625%, 3/1/2036 (1)(3)	2,665,000	2,670,108
State of Nevada Department of Business & Industry, 0.250%, 1/1/2050, Call 2/1/2022 (1)(2)(3)	2,500,000	2,500,689

		5,170,797
New Hampshire — 0.0%
New Hampshire Business Finance Authority, 4.000%, 1/1/2024	220,000	237,551
New Jersey — 5.7%
Borough of Fort Lee, 1.000%, 11/1/2022	1,710,000	1,723,612
City of Newark, 2.000%, 10/5/2021	2,800,000	2,804,790
City of Newark, AGM SAW, 5.000%, 10/1/2023	630,000	687,393
City of Newark, AGM School Bond Gty, 5.000%, 10/1/2023	350,000	381,885
City of Newark, SAW:
5.000%, 10/1/2021	100,000	100,343
5.000%, 10/1/2022	700,000	731,709
City of Newark, School Bond Gty:
1.250%, 7/25/2022	3,000,000	3,027,577
5.000%, 10/1/2021	250,000	250,890
5.000%, 10/1/2022	400,000	419,009
Jersey City Municipal Utilities Authority, 3.000%, 7/1/2022	6,000,000	6,133,408
New Jersey Economic Development Authority:
1.200%, 11/1/2034 (1)(3)	2,500,000	2,528,028
5.000%, 6/15/2022	200,000	207,493
5.000%, 6/15/2023	220,000	238,587
New Jersey Turnpike Authority, 0.547%, (LIBOR 1 Month), 1/1/2022 (1)	750,000	750,657
State of New Jersey, 4.000%, 6/1/2023	7,500,000	7,993,519
Township of Lyndhurst:
1.000%, 10/8/2021	800,000	800,599
1.000%, 2/4/2022	4,000,000	4,013,468

		32,792,967
New Mexico — 0.6%
City of Farmington, 1.200%, 6/1/2040 (1)(3)	1,250,000	1,257,313
City of Santa Fe, 2.250%, 5/15/2024, Call 11/15/2021	500,000	501,268
New Mexico Hospital Equipment Loan Council, 2.250%, 7/1/2023, Call 9/13/2021	1,525,000	1,526,052

		3,284,633
New York — 9.6%
City of New York, 0.110%, 4/1/2042, Call 9/15/2021 (1)	8,000,000	8,000,000
City of New York, AGC, 0.300%, 10/1/2021, Call 9/6/2021 (1)(4)	100,000	100,000
City of New York NY, 0.110%, 4/1/2042, Call 9/15/2021 (1)	6,000,000	6,000,000
East Ramapo Central School District, SAW, 1.250%, 5/5/2022	2,400,000	2,413,840
Hempstead Union Free School District, SAW, 1.000%, 7/13/2022	2,000,000	2,012,856
Long Island Power Authority, 0.817%, (LIBOR 1 Month), 5/1/2033, Call 10/1/2022 (1)	4,000,000	4,012,392
Metropolitan Transportation Authority:
0.470%, (SIFMA Municipal Swap Index Yield), 11/15/2044 (1)	3,000,000	2,989,141
0.614%, (LIBOR 1 Month), 11/1/2030 (1)	2,950,000	2,962,810
5.000%, 9/1/2022	6,000,000	6,281,766
5.000%, 2/1/2023	2,645,000	2,821,570
New York City Housing Development Corp.:
1.750%, 5/1/2059, Call 12/1/2021 (1)	1,600,000	1,607,252
2.750%, 5/1/2050, Call 12/1/2022 (1)	2,000,000	2,062,668
New York City Water & Sewer System, 0.010%, 6/15/2050, Call 9/15/2021 (1)	6,000,000	6,000,000
New York Transportation Development Corp.:

5.000%, 12/1/2023 (3)	250,000	275,060
5.000%, 12/1/2024 (3)	1,000,000	1,140,225
Town of Alabama, 1.000%, 9/30/2021, Call 8/30/2021	4,685,000	4,686,928
Town of Oyster Bay, BAM, 4.000%, 11/1/2023	1,000,000	1,080,810
Triborough Bridge & Tunnel Authority:
0.414%, (SOFR), 1/1/2032, Call 11/1/2023 (1)	500,000	500,156
0.564%, (LIBOR 1 Month), 11/15/2027, Call 10/1/2021 (1)	515,000	515,192

		55,462,666
North Carolina — 2.2%
North Carolina Capital Facilities Finance Agency, 0.120%, 7/1/2034 (1)	6,500,000	6,500,000
North Carolina Medical Care Commission, 2.300%, 9/1/2025, Call 9/1/2022	1,250,000	1,267,460
North Carolina Turnpike Authority, 5.000%, 2/1/2024	4,000,000	4,438,725
Tender Option Bond Trust Receipts/Certificates, GNMA/FNMA/FHLMC, 0.050%, 7/1/2038, Call 7/1/2027 (1)(2)	180,000	180,000

		12,386,185
North Dakota — 0.9%
Cass County Joint Water Resource District, 0.480%, 5/1/2024, Call 11/1/2022	5,000,000	5,013,202

Ohio — 2.3%
City of Cleveland Airport System Revenue, 5.000%, 1/1/2023 (3)	3,100,000	3,295,899
County of Hancock, 1.250%, 10/22/2021	3,967,000	3,972,912
Port of Greater Cincinnati Development Authority, 3.000%, 5/1/2023, Call 5/1/2022	6,000,000	6,008,433

		13,277,244
Oklahoma — 2.6%
Canadian County Educational Facilities Authority, 3.000%, 9/1/2023	2,000,000	2,109,386
Oklahoma Development Finance Authority:
0.100%, 8/15/2031, Call 9/15/2021 (1)	7,405,000	7,405,000
1.625%, 7/6/2023, Call 6/30/2022 (3)	4,400,000	4,442,014
Oklahoma Housing Finance Agency, 1.600%, 7/1/2022 (1)	1,000,000	1,004,882

		14,961,282
Pennsylvania — 6.5%
Berks County Municipal Authority:
5.000%, 2/1/2022	500,000	506,300
5.000%, 2/1/2023	1,300,000	1,355,142
Bethlehem Area School District, SAW, 0.542%, (LIBOR 1 Month), 7/1/2031, Call 9/16/2021 (1)	2,980,000	2,980,002
City of Philadelphia Airport Revenue, 5.000%, 7/1/2022 (3)	2,750,000	2,858,138
Delaware County Industrial Development Authority, 0.010%, 9/1/2045, Call 9/15/2021 (1)	1,525,000	1,525,000
Montgomery County Higher Education & Health Authority, 0.740%, (SIFMA Municipal Swap Index Yield), 9/1/2051, Call 9/21/2021 (1)	2,500,000	2,500,111
Northampton County General Purpose Authority, 1.107%, (LIBOR 1 Month), 8/15/2048, Call 2/15/2023 (1)	1,000,000	1,005,792
Pennsylvania Economic Development Financing Authority:
0.200%, 8/1/2045 (1)(3)	7,150,000	7,149,768
2.150%, 11/1/2021	2,000,000	2,006,517
2.625%, 11/1/2021 (3)	1,000,000	1,003,871
Philadelphia Authority for Industrial Development, 5.000%, 10/1/2022	800,000	840,250
Pittsburgh Water & Sewer Authority, AGM, 0.670%, (SIFMA Municipal Swap Index Yield), 9/1/2040, Call 6/1/2023 (1)	6,800,000	6,858,028
Tender Option Bond Trust Receipts/Certificates, 0.120%, 12/1/2024 (1)(2)	6,910,000	6,910,000

		37,498,919
South Carolina — 1.1%
Patriots Energy Group Financing Agency, 0.924%, (LIBOR 1 Month), 10/1/2048, Call 11/1/2023 (1)	6,000,000	6,054,634

Tennessee — 0.3%
Memphis-Shelby County Airport Authority, 5.000%, 7/1/2022 (3)	1,860,000	1,934,257

Texas — 6.5%
City of Dallas Housing Finance Corp., 1.500%, 4/1/2023 (1)	3,400,000	3,425,141
Deer Park Independent School District, PSF, 0.280%, 10/1/2042 (1)	1,000,000	1,000,090
Irving Hospital Authority, 1.120%, (SIFMA Municipal Swap Index Yield), 10/15/2044, Call 4/15/2023 (1)	950,000	954,412

Matagorda County Navigation District No. 1, 0.900%, 5/1/2030 (1)(3)	3,000,000	3,021,284
Port of Arthur Navigation District Industrial Development Corp., 0.050%, 12/1/2040, Call 9/1/2021 (1)	14,800,000	14,800,000
San Antonio Education Facilities Corp., 0.020%, 6/1/2033, Call 9/1/2021 (1)	10,800,000	10,800,000
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2023	1,500,000	1,658,303
5.000%, 12/15/2024	875,000	1,004,570
Texas Municipal Gas Acquisition and Supply Corp. I, 5.250%, 12/15/2022	1,000,000	1,064,045

		37,727,845
Virginia — 1.9%
Halifax County Industrial Development Authority, 0.450%, 12/1/2041 (1)	2,000,000	2,001,800
Hampton Redevelopment & Housing Authority, 1.460%, 12/1/2022, Call 12/1/2021 (1)	4,000,000	4,012,740
Virginia Small Business Financing Authority:
3.000%, 12/1/2022	255,000	262,883
3.000%, 12/1/2023	295,000	310,711
Westmoreland County Industrial Development Authority, 2.000%, 6/1/2022, Call 12/1/2021	4,300,000	4,319,479

		10,907,613
Washington — 1.5%
Tender Option Bond Trust Receipts/Certificates, 0.180%, 7/1/2026 (1)(2)	6,665,000	6,665,000
Vancouver Housing Authority, 1.530%, 12/1/2022, Call 12/1/2021	1,795,000	1,799,391

		8,464,391
West Virginia — 1.0%
County of Harrison, 3.000%, 10/15/2037 (1)(3)	5,000,000	5,012,781
West Virginia Economic Development Authority, 3.000%, 6/1/2037 (1)(3)	1,000,000	1,016,386

		6,029,167
Wisconsin — 2.8%
Burlington Area School District, 1.000%, 9/23/2021	4,300,000	4,302,072
County of Wood, 0.750%, 3/7/2022, Call 12/7/2021 (5)	2,225,000	2,228,129
Grantsburg School District, 1.000%, 10/29/2021	1,500,000	1,501,841
Milwaukee & Ozaukee County Joint School District No 2 Fox Point & Bayside, 1.000%, 8/30/2022	1,000,000	1,006,896
Pewaukee School District, 1.000%, 9/22/2021	3,400,000	3,401,605
Public Finance Authority, 0.200%, 6/1/2023 (1)(3)	610,000	609,980
Wisconsin Health & Educational Facilities Authority:
0.110%, 2/15/2053, Call 9/1/2021 (1)	2,000,000	2,000,000
5.000%, 12/1/2022	1,000,000	1,060,317

		16,110,840
Wyoming — 0.8%
County of Lincoln, 0.040%, 11/1/2024, Call 9/15/2021 (1)	4,330,000	4,330,000

Total Municipals (identified cost $537,242,416)		540,252,386
Mutual Funds — 4.7%
Nuveen California AMT-Free Quality Municipal Income Fund (2)	40,000	4,000,000
Nuveen New York AMT-Free Municipal Credit Income Fund	11,320,000	11,320,000
Nuveen New York AMT-Free Quality Municipal Income Fund	12,000,000	12,000,000

Total Mutual Funds (identified cost $27,320,000)		27,320,000
Short-Term Investments — 0.0%

Repurchase Agreements — 0.0%
Agreement with Fixed Income Clearing Corp., 0.040%, dated 08/31/2021, to be repurchased at $188,051 on 09/01/2021, collateralized by a U.S. Government Treasury Obligation with a maturity of 01/15/2030, with a fair value of $191,844.	188,051	188,051

Total Short-Term Investments (identified cost $188,051)		188,051

Total Investments — 98.4% (identified cost $564,750,467)		567,760,437

Other Assets and Liabilities — 1.6%	9,187,585

Total Net Assets — 100.0%	$576,948,022

(1)

Denotes a variable rate security. The rate shown is the current interest rate as of August 31, 2021. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(2)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At August 31, 2021 these securities amounted to:

Fund	Amount	% of Total Net Assets
Ultra Short Tax-Free Fund	$57,961,084	10.05

(3)	Securities that are subject to alternative minimum tax of the Ultra Short Tax-Free Fund portfolio represents 11.63%, as calculated based upon total portfolio market value.
(4)

Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(5)	Purchased on a when-issued or delayed delivery basis.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors

BMO Funds, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of BMO Ultra Short Tax-Free Fund, BMO Short Tax-Free Fund, and BMO Intermediate Tax-Free Fund (each a series of BMO Funds, Inc., collectively referred to as the Funds), including the schedules of investments, as of August 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR and the schedules of investments are included in Item 6 of this Form N-CSR). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2021, the results of their operations for the year then ended, the changes in theri net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2021, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more BMO Funds, Inc. investment companies since 2011.

Columbus, Ohio

October 27, 2021

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a) (1) Code of Ethics. Filed herewith..

(a) (2) Certifications required pursuant to Section  302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3) Not applicable.

(a)(4) Not applicable.

(b)      Certification pursuant to Section  906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO Funds, Inc.

By:	/s/ John M. Blaser
John M. Blaser
President

Date:  November 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Blaser
John M. Blaser
President
(Principal Executive Officer)

Date:  November 16, 2021

By:	/s/ Timothy M. Bonin
Timothy M. Bonin
Treasurer
(Principal Financial Officer)

Date:  November 16, 2021